POST-EFFECTIVE AMENDMENT TO REGISTRATION STATEMENT ON FORM N-1A

AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON July 6, 2026

1933 Act Registration File No.: 333-289838

1940 Act File No.: 811-24117

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No. ___	[ ]
Post-Effective Amendment No. 63	[X]
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 67	[X]

Corgi ETF Trust I

(Exact Name of Registrant as Specified in Charter)

425 Bush St, Suite 500

San Francisco, CA 94104

(Address of Principal Executive Offices, Zip Code)

Registrant's Telephone Number, including Area Code: (855) 552-6744

Northwest Registered Agent Service, Inc.

8 The Green, STE B

Dover, DE 19901

(Name and Address of Agent for Service)

With Copies to:

Emily Z. Yuan

Corgi Strategies, LLC

425 Bush St, Suite 500

San Francisco, CA 94104

Peter Skaliy (Counsel / Filing Contact)
Corgi Strategies, LLC
425 Bush St, Suite 500
San Francisco, CA 94104
Tel: (404) 275-0259

Approximate date of proposed public offering: As soon as practicable after the effective date of this registration statement.

It is proposed that this filing will become effective (check appropriate box):

[ ]	immediately upon filing pursuant to paragraph (b)
[ ]	on (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[X]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on [ ], 2026 pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PRELIMINARY PROSPECTUS

SUBJECT TO COMPLETION

July 6, 2026

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

Prospectus

[ ], 2026

Fund Name	Ticker	Principal U.S. Listing Exchange
Corgi 7-10 Year Treasury Bond ETF	[ ]	[ ]
Corgi Long Treasury Bond ETF	[ ]	[ ]
Corgi 20+ Year Treasury Bond ETF	[ ]	[ ]
Corgi U.S. Treasury Bond ETF	[ ]	[ ]
Corgi TIPS Bond ETF	[ ]	[ ]
Corgi U.S. Aggregate Bond ETF	[ ]	[ ]
Corgi IG Corporate Bond ETF	[ ]	[ ]
Corgi Intermediate IG Corp Bond ETF	[ ]	[ ]
Corgi Long IG Corp Bond ETF	[ ]	[ ]
Corgi Aaa-A Rated Corporate Bond ETF	[ ]	[ ]
Corgi BBB Rated Corporate Bond ETF	[ ]	[ ]
Corgi High Yield Corporate Bond ETF	[ ]	[ ]
Corgi Fallen Angels Bond ETF	[ ]	[ ]
Corgi MBS Bond ETF	[ ]	[ ]
Corgi CMBS Bond ETF	[ ]	[ ]
Corgi Government/Credit Bond ETF	[ ]	[ ]
Corgi Agency Bond ETF	[ ]	[ ]
Corgi National Municipal Bond ETF	[ ]	[ ]
Corgi Short-Term Municipal Bond ETF	[ ]	[ ]
Corgi High Yield Municipal Bond ETF	[ ]	[ ]
Corgi California Municipal Bond ETF	[ ]	[ ]
Corgi New York Municipal Bond ETF	[ ]	[ ]
Corgi Taxable Municipal Bond ETF	[ ]	[ ]
Corgi EM USD Sovereign Bond ETF	[ ]	[ ]
Corgi EM Local Currency Bond ETF	[ ]	[ ]
Corgi EM Corporate Bond ETF	[ ]	[ ]
Corgi International Corporate Bond ETF	[ ]	[ ]
Corgi International Treasury Bond ETF	[ ]	[ ]
Corgi Municipal Infrastructure Bond ETF	[ ]	[ ]
Corgi Senior Loan ETF	[ ]	[ ]

The U.S. Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

FUND SUMMARY – Corgi 7-10 Year Treasury Bond ETF
FUND SUMMARY – Corgi Long Treasury Bond ETF
FUND SUMMARY – Corgi 20+ Year Treasury Bond ETF
FUND SUMMARY – Corgi U.S. Treasury Bond ETF
FUND SUMMARY – Corgi TIPS Bond ETF
FUND SUMMARY – Corgi U.S. Aggregate Bond ETF
FUND SUMMARY – Corgi IG Corporate Bond ETF
FUND SUMMARY – Corgi Intermediate IG Corp Bond ETF
FUND SUMMARY – Corgi Long IG Corp Bond ETF
FUND SUMMARY – Corgi Aaa-A Rated Corporate Bond ETF
FUND SUMMARY – Corgi BBB Rated Corporate Bond ETF
FUND SUMMARY – Corgi High Yield Corporate Bond ETF
FUND SUMMARY – Corgi Fallen Angels Bond ETF
FUND SUMMARY – Corgi MBS Bond ETF
FUND SUMMARY – Corgi CMBS Bond ETF
FUND SUMMARY – Corgi Government/Credit Bond ETF
FUND SUMMARY – Corgi Agency Bond ETF
FUND SUMMARY – Corgi National Municipal Bond ETF
FUND SUMMARY – Corgi Short-Term Municipal Bond ETF
FUND SUMMARY – Corgi High Yield Municipal Bond ETF
FUND SUMMARY – Corgi California Municipal Bond ETF
FUND SUMMARY – Corgi New York Municipal Bond ETF
FUND SUMMARY – Corgi Taxable Municipal Bond ETF
FUND SUMMARY – Corgi EM USD Sovereign Bond ETF
FUND SUMMARY – Corgi EM Local Currency Bond ETF
FUND SUMMARY – Corgi EM Corporate Bond ETF
FUND SUMMARY – Corgi International Corporate Bond ETF
FUND SUMMARY – Corgi International Treasury Bond ETF
FUND SUMMARY – Corgi Municipal Infrastructure Bond ETF
FUND SUMMARY – Corgi Senior Loan ETF
ADDITIONAL INFORMATION ABOUT FUNDS
MANAGEMENT
HOW TO BUY AND SELL SHARES
FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES
DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES
FINANCIAL HIGHLIGHTS

FUND SUMMARY – Corgi 7-10 Year Treasury Bond ETF

Investment Objective

The Corgi 7-10 Year Treasury Bond ETF (the "Fund") seeks to provide investment results that, before fees and expenses, track the investment results of an index composed of U.S. Treasury bonds with remaining maturities between seven and ten years.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other possible fees, such as your broker-dealer's brokerage commissions and any other fees from financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and/or Service (12b-1) Fees	[ ]%
Other Expenses(2)	[ ]%
Total Annual Fund Operating Expenses	[ ]%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

In seeking to track the performance of the [ ] (the "Index"), the Fund utilizes a sampling approach, meaning it is not required to buy each security included in the Index. Instead, the Fund may invest in a portion of the Index securities in an effort to maintain a portfolio that, in the aggregate, has generally similar risk and return characteristics to the Index. The number of securities held by the Fund will depend on various factors, including the Fund's asset size. The Fund's investment adviser may invest the Fund's assets in a subset of the Index securities or may invest in substantially all of the securities comprising the Index in approximately the same proportions as the Index, as the Adviser determines is in the best interests of the Fund in pursuing its objective. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. As a result, the Fund may invest a greater percentage of its assets in the securities of a smaller number of issuers than a diversified fund.

The Fund has adopted a non-fundamental investment policy to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in the types of investments suggested by the Fund's name (the "80% investment policy"). The Fund considers the investments suggested by its name to be U.S. Treasury bonds with remaining maturities between seven and ten years, which are the securities that comprise the Index. In addition, in seeking to track the Index, the Fund may invest in fixed-income securities not included in the Index, cash and cash equivalents, and money market instruments (including money market funds advised by the Adviser). The Fund's 80% investment policy may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

The Index is designed to measure the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to seven years and less than ten years. The Index includes all publicly issued U.S. Treasury securities that have a remaining maturity of at least seven years and less than ten years that have $300 million or more of outstanding face value, excluding amounts held by the Federal Reserve System. Securities must be fixed-rate and denominated in U.S. dollars. Excluded are inflation-linked securities, Treasury bills, cash management bills, government agency debt, and zero-coupon issues stripped from coupon-paying bonds. The Index is weighted by market value and is rebalanced on the last business day of each month.

The Index is sponsored by [ ] (the "Index Provider"), which is not affiliated with the Fund or the Adviser. The Index Provider determines the Index's composition and the relative weightings of the securities included in the Index and publishes information regarding the Index's market value.

The Fund will not concentrate its investments (i.e., will not invest 25% or more of the value of its total assets) in any particular industry or group of industries. For purposes of this concentration policy, U.S. government securities (and securities issued or guaranteed by U.S. government agencies and instrumentalities) are not assigned to any industry.

Principal Risks of Investing in the Fund

The principal risks are presented below in alphabetical order. The order in which the risks appear does not necessarily indicate the relative importance of any particular risk to the Fund. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Cash Transaction Risk. The Fund may effect creations and redemptions partly or wholly for cash rather than in kind. As a result, the Fund may incur certain costs, such as brokerage expenses, and may recognize taxable gains or losses that it might not have incurred if it had made redemptions in kind. These costs may decrease the Fund's NAV to the extent that the costs are not offset by transaction fees charged to authorized participants. Cash transactions may also reduce the tax efficiency typically associated with ETFs that redeem in kind.

Credit Risk. The issuer of a fixed-income security may fail to make timely payments of interest or principal, or the issuer's credit rating may be downgraded. Changes in an issuer's financial condition or credit quality may adversely affect the value of its securities. Securities receiving the lowest investment-grade rating, and securities that are unrated but of comparable quality, may have more speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments.

Debt Securities Risk. The value of debt securities may rise or fall due to market fluctuations, increases in interest rates, the actual or perceived inability or unwillingness of issuers, guarantors, or liquidity providers to make scheduled principal or interest payments, or reduced liquidity in debt markets. Debt securities also involve the risk of lower returns due to reinvestment during periods of declining interest rates or early repayments by issuers of higher coupon or interest rate securities, and/or the risk of reduced income when interest rates fall. When interest rates rise, certain underlying obligations may be repaid substantially more slowly than expected and the value of those securities may decline sharply. Rising interest rates may cause the value of the Fund's fixed income securities to decrease, may adversely affect their liquidity, and may increase fixed income market volatility. If principal is prepaid sooner than anticipated, the Fund may need to reinvest that principal in obligations with lower interest rates. During periods of falling interest rates, the Fund's income may decrease. Interest rate changes generally have a greater impact on longer-duration debt securities. Returns from debt securities investments may lag returns from other investment alternatives, including equity securities.

Duration Risk. Duration is a measure of a Fund's price sensitivity to changes in interest rates. The longer a Fund's duration, the more sensitive the Fund will be to changes in interest rates. For example, the value of a security with a duration of five years would generally be expected to decrease by approximately 5% for every 1% increase in interest rates, and to increase by approximately 5% for every 1% decrease in interest rates. Funds with longer durations are generally subject to greater interest-rate sensitivity than funds with shorter durations.

ETF Risks. The Fund is an exchange-traded fund ("ETF") and is subject to risks associated with ETF structure and secondary-market trading. These include potential reliance on a limited number of market makers and Authorized Participants, the possibility that Shares trade at prices different from NAV, and the trading and transaction-cost considerations described below.

• AP and Market Maker Dependence Risk. The Fund relies on a limited number of financial institutions that are authorized to purchase and redeem Creation Units directly with the Fund (each, an Authorized Participant or "AP"). There may also be a limited number of market makers and other liquidity providers active in Shares. If (i) APs exit the business, become unable to process creation and/or redemption orders, and no other APs step in, or (ii) market makers and/or other liquidity providers leave the market or materially scale back their activity and no replacements emerge, Shares may trade at a material discount to NAV and, in extreme cases, could face delisting.

• Costs of Buying or Selling Shares. Investors who trade Shares in the secondary market will pay brokerage commissions or other charges set by their broker. Commissions are often fixed amounts and can be a significant proportional cost for investors transacting in small sizes. Secondary-market investors also bear the bid-ask spread. The spread varies over time with trading volume and market liquidity; generally narrower when trading volume and liquidity are higher and wider when they are lower. A relatively small investor base, sizable asset flows into or out of a Fund, and/or periods of elevated market volatility may widen spreads. Because commissions and spreads add to trading costs, frequent trading of Shares can materially reduce returns and may be inadvisable for investors who expect to make regular, small purchases or sales.

• Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares trade on an exchange at market prices that may differ from a Fund's NAV. At times, Shares may trade at an intraday premium (above NAV) or discount (below NAV) due to supply and demand for Shares or during volatile markets. This risk can be heightened in periods of market stress, sharp market declines, or when secondary-market trading activity in Shares is limited, in which case premiums or discounts may be significant.

• Trading. Although Shares are listed for trading on [ ] (the "Exchange") and may trade on other U.S. exchanges, there is no assurance that Shares will trade with active volume, or trade at all, on any exchange. In stressed market conditions, the liquidity of Shares and the liquidity of a Fund's portfolio holdings may deteriorate.

Income Risk. The Fund's income may decrease due to declining interest rates or other factors. During periods of falling interest rates, issuers of securities held by the Fund may call or redeem those securities, and the Fund would generally need to reinvest the proceeds in securities that pay lower interest rates. If an obligation held by the Fund is prepaid, the Fund may be required to reinvest the prepaid principal in other obligations that generate income at lower rates.

•          Index Calculation & Methodology Risk.  The Index may be calculated incorrectly or the methodology may be misapplied due to errors, delays, or omissions in data, corporate action processing, or the application of Index rules. Such issues may cause unintended inclusions or exclusions, inaccurate weights, or delayed implementation of Index changes and, until corrected, may cause the Fund to deviate from its intended exposures and from the Index's published values.

Inflation Risk. Inflation reduces the purchasing power of income and principal. Higher inflation expectations can lead to higher interest rates, which generally would reduce the value of fixed-income securities and could adversely affect the Fund's returns.

Interest Rate Risk. The value of the Fund's investments in fixed-income securities will generally decline when interest rates rise. The risk is greater for longer-duration bonds. A period of rising interest rates may negatively affect the Fund's performance. Securities with longer maturities tend to produce higher yields but are more sensitive to changes in interest rates and are subject to greater fluctuations in value.

Limited Shareholder Rights Risk. The Trust's governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings of shareholders and permits removal of a Trustee only by the remaining Trustees. The Trust's Declaration of Trust provides that certain disputes must be resolved in a specific state court and contains a jury trial waiver. These provisions may discourage certain types of claims or limit shareholders' ability to bring claims in a judicial forum they consider favorable. In addition, under the Declaration of Trust, the Board may take certain actions without a shareholder vote, including liquidating the Fund. These provisions, set forth in Article VI, Section 4 of the Declaration of Trust, do not apply to claims arising under the federal securities laws.

Liquidity Risk. Certain fixed-income investments may become less liquid, particularly during periods of market stress, reduced dealer balance sheet capacity, or heightened volatility. Reduced liquidity may make it more difficult or costly to buy or sell securities at desired times or prices, may increase bid-ask spreads, and may contribute to valuation differences and tracking error.

Market Risk. The Fund's investments are subject to changes in overall economic conditions, broad market movements, and the risks inherent in investing in securities markets. Markets may be volatile, and investment prices may fluctuate significantly due to various factors, including, but not limited to, economic expansion or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and overall market liquidity. The Fund also faces the risk that geopolitical developments may disrupt securities markets and negatively affect global economies and markets. Local, regional, or global events (such as war, terrorism, the spread of infectious disease or other public health concerns, or similar events) could materially affect the Fund and its investments.

New Adviser Risk. The Adviser is a recently registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser, and the Adviser may not be successful in implementing a Fund's investment approach or in achieving a Fund's intended investment objective.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve efficient index tracking.

Non-Diversification Risk. The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended. As a result, the Fund may invest a greater percentage of its assets in the securities of a smaller number of issuers than a diversified fund. The Fund's performance may be more sensitive to any single economic, business, political, regulatory, or other occurrence affecting those issuers.

Operational and Cybersecurity Risk. The Fund and its service providers rely on complex processes and technology. Human error, processing or communication failures, cyber incidents, or disruptions at counterparties and other third parties could impair operations, result in financial loss, or hinder the Fund's ability to meet its objective.

Passive Strategy Risk. The Fund seeks to track the Index and, under normal circumstances, does not take temporary defensive positions. Performance may deviate from broad market returns or active strategies; the Fund will not attempt to mitigate declines in the Index.

•          Third-Party Data Risk.  The Index relies on third-party data (e.g., prices, amounts outstanding/issue size (and, where applicable, float-adjusted amounts outstanding), classifications, and corporate actions) and may be calculated by an unaffiliated index calculation agent based on rules owned and set by the Index Provider. Errors, delays, or misapplications by data vendors, the Index Provider, or the index calculation agent may cause incorrect constituents/weights or delayed changes, which could cause the Fund to deviate from the Index and its published values. If required data licenses are unavailable or revoked, or fees materially increase, Index calculation or dissemination may be interrupted or terminated on short notice.

Tracking Difference and Tracking Error Risk. The Fund's results may differ from those of the Index for various reasons. The Fund bears operating expenses and portfolio transaction costs that the Index does not. The Fund may not be fully invested in Index constituents at all times, may hold securities not included in the Index, and may experience timing differences, cash holdings, corporate actions, tax considerations, or fair-value pricing that contribute to tracking difference.

U.S. Treasury Obligations Risk. U.S. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those of other securities. Changes in the U.S. government's financial condition or credit rating may cause the value of U.S. Treasury obligations to decline. Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity, but the market value of such securities is not guaranteed and may fluctuate. Although U.S. Treasury obligations are backed by the full faith and credit of the United States, circumstances could arise that could prevent the timely payment of interest or principal.

•          Unaffiliated Index Provider Risk.  The Index is owned and maintained by an unaffiliated third party (the "Index Provider"). The Adviser has no control over the Index methodology or the Index Provider's determinations, including how the methodology is interpreted or applied to corporate actions, data questions, or constituent eligibility. Decisions, changes, or failures by the Index Provider may adversely affect the Index and, in turn, the Fund.

Valuation Risk.  Certain portfolio holdings, and potentially a significant portion of the Fund's portfolio, may be valued using factors other than market quotations. This may occur more frequently during periods of market stress or reduced liquidity. When market quotations are not readily available, a portfolio holding may be valued using one of several available methods. The value assigned to a holding at a given time may differ from the value that would result if a different methodology were used or if the holding were priced using market quotations. Portfolio holdings valued using methods other than market quotations, including "fair-valued" securities, may experience greater day-to-day fluctuations in value than if market quotations were available.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will present a calendar-year bar chart and a table showing average annual total returns, which will help illustrate return variability over time and will compare the Fund's results with those of the Index and a broad-based securities market index.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Manager: The individual primarily responsible for the day-to-day management of the Fund is Anthony Aukett, Portfolio Manager for the Adviser; who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares
The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

 If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may, from their own resources, compensate the intermediary for activities related to the distribution, marketing, promotion, or sale of Shares, or for shareholder and educational support. These payments may create a conflict of interest by incentivizing the intermediary or its personnel to recommend the Fund over other investments. Such payments are not made by the Fund and do not increase the expenses paid by the Fund. Ask your salesperson or visit your intermediary's website for more information.

FUND SUMMARY – Corgi Long Treasury Bond ETF

Investment Objective

The Corgi Long Treasury Bond ETF (the "Fund") seeks to provide investment results that, before fees and expenses, track the investment results of an index composed of U.S. Treasury bonds with remaining maturities of ten years or more.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other possible fees, such as your broker-dealer's brokerage commissions and any other fees from financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and/or Service (12b-1) Fees	[ ]%
Other Expenses(2)	[ ]%
Total Annual Fund Operating Expenses	[ ]%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

In seeking to track the performance of the [ ] (the "Index"), the Fund utilizes a sampling approach, meaning it is not required to buy each security included in the Index. Instead, the Fund may invest in a portion of the Index securities in an effort to maintain a portfolio that, in the aggregate, has generally similar risk and return characteristics to the Index. The number of securities held by the Fund will depend on various factors, including the Fund's asset size. The Fund's investment adviser may invest the Fund's assets in a subset of the Index securities or may invest in substantially all of the securities comprising the Index in approximately the same proportions as the Index, as the Adviser determines is in the best interests of the Fund in pursuing its objective. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. As a result, the Fund may invest a greater percentage of its assets in the securities of a smaller number of issuers than a diversified fund.

The Fund has adopted a non-fundamental investment policy to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in the types of investments suggested by the Fund's name (the "80% investment policy"). The Fund considers the investments suggested by its name to be U.S. Treasury bonds with remaining maturities of ten years or more, which are the securities that comprise the Index. In addition, in seeking to track the Index, the Fund may invest in fixed-income securities not included in the Index, cash and cash equivalents, and money market instruments (including money market funds advised by the Adviser). The Fund's 80% investment policy may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

The Index is designed to measure the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to ten years. The Index includes all publicly issued U.S. Treasury securities that have a remaining maturity of at least ten years that have $300 million or more of outstanding face value, excluding amounts held by the Federal Reserve System. Securities must be fixed-rate and denominated in U.S. dollars. Excluded are inflation-linked securities, Treasury bills, cash management bills, government agency debt, and zero-coupon issues stripped from coupon-paying bonds. The Index is weighted by market value and is rebalanced on the last business day of each month.

The Index is sponsored by [ ] (the "Index Provider"), which is not affiliated with the Fund or the Adviser. The Index Provider determines the Index's composition and the relative weightings of the securities included in the Index and publishes information regarding the Index's market value.

The Fund will not concentrate its investments (i.e., will not invest 25% or more of the value of its total assets) in any particular industry or group of industries. For purposes of this concentration policy, U.S. government securities (and securities issued or guaranteed by U.S. government agencies and instrumentalities) are not assigned to any industry.

Principal Risks of Investing in the Fund

The principal risks are presented below in alphabetical order. The order in which the risks appear does not necessarily indicate the relative importance of any particular risk to the Fund. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Cash Transaction Risk. The Fund may effect creations and redemptions partly or wholly for cash rather than in kind. As a result, the Fund may incur certain costs, such as brokerage expenses, and may recognize taxable gains or losses that it might not have incurred if it had made redemptions in kind. These costs may decrease the Fund's NAV to the extent that the costs are not offset by transaction fees charged to authorized participants. Cash transactions may also reduce the tax efficiency typically associated with ETFs that redeem in kind.

Credit Risk. The issuer of a fixed-income security may fail to make timely payments of interest or principal, or the issuer's credit rating may be downgraded. Changes in an issuer's financial condition or credit quality may adversely affect the value of its securities. Securities receiving the lowest investment-grade rating, and securities that are unrated but of comparable quality, may have more speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments.

Debt Securities Risk. The value of debt securities may rise or fall due to market fluctuations, increases in interest rates, the actual or perceived inability or unwillingness of issuers, guarantors, or liquidity providers to make scheduled principal or interest payments, or reduced liquidity in debt markets. Debt securities also involve the risk of lower returns due to reinvestment during periods of declining interest rates or early repayments by issuers of higher coupon or interest rate securities, and/or the risk of reduced income when interest rates fall. When interest rates rise, certain underlying obligations may be repaid substantially more slowly than expected and the value of those securities may decline sharply. Rising interest rates may cause the value of the Fund's fixed income securities to decrease, may adversely affect their liquidity, and may increase fixed income market volatility. If principal is prepaid sooner than anticipated, the Fund may need to reinvest that principal in obligations with lower interest rates. During periods of falling interest rates, the Fund's income may decrease. Interest rate changes generally have a greater impact on longer-duration debt securities. Returns from debt securities investments may lag returns from other investment alternatives, including equity securities.

Duration Risk. Duration is a measure of a Fund's price sensitivity to changes in interest rates. The longer a Fund's duration, the more sensitive the Fund will be to changes in interest rates. For example, the value of a security with a duration of five years would generally be expected to decrease by approximately 5% for every 1% increase in interest rates, and to increase by approximately 5% for every 1% decrease in interest rates. Funds with longer durations are generally subject to greater interest-rate sensitivity than funds with shorter durations.

ETF Risks. The Fund is an exchange-traded fund ("ETF") and is subject to risks associated with ETF structure and secondary-market trading. These include potential reliance on a limited number of market makers and Authorized Participants, the possibility that Shares trade at prices different from NAV, and the trading and transaction-cost considerations described below.

• AP and Market Maker Dependence Risk. The Fund relies on a limited number of financial institutions that are authorized to purchase and redeem Creation Units directly with the Fund (each, an Authorized Participant or "AP"). There may also be a limited number of market makers and other liquidity providers active in Shares. If (i) APs exit the business, become unable to process creation and/or redemption orders, and no other APs step in, or (ii) market makers and/or other liquidity providers leave the market or materially scale back their activity and no replacements emerge, Shares may trade at a material discount to NAV and, in extreme cases, could face delisting.

• Costs of Buying or Selling Shares. Investors who trade Shares in the secondary market will pay brokerage commissions or other charges set by their broker. Commissions are often fixed amounts and can be a significant proportional cost for investors transacting in small sizes. Secondary-market investors also bear the bid-ask spread. The spread varies over time with trading volume and market liquidity; generally narrower when trading volume and liquidity are higher and wider when they are lower. A relatively small investor base, sizable asset flows into or out of a Fund, and/or periods of elevated market volatility may widen spreads. Because commissions and spreads add to trading costs, frequent trading of Shares can materially reduce returns and may be inadvisable for investors who expect to make regular, small purchases or sales.

• Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares trade on an exchange at market prices that may differ from a Fund's NAV. At times, Shares may trade at an intraday premium (above NAV) or discount (below NAV) due to supply and demand for Shares or during volatile markets. This risk can be heightened in periods of market stress, sharp market declines, or when secondary-market trading activity in Shares is limited, in which case premiums or discounts may be significant.

• Trading. Although Shares are listed for trading on [ ] (the "Exchange") and may trade on other U.S. exchanges, there is no assurance that Shares will trade with active volume, or trade at all, on any exchange. In stressed market conditions, the liquidity of Shares and the liquidity of a Fund's portfolio holdings may deteriorate.

Income Risk. The Fund's income may decrease due to declining interest rates or other factors. During periods of falling interest rates, issuers of securities held by the Fund may call or redeem those securities, and the Fund would generally need to reinvest the proceeds in securities that pay lower interest rates. If an obligation held by the Fund is prepaid, the Fund may be required to reinvest the prepaid principal in other obligations that generate income at lower rates.

•          Index Calculation & Methodology Risk.  The Index may be calculated incorrectly or the methodology may be misapplied due to errors, delays, or omissions in data, corporate action processing, or the application of Index rules. Such issues may cause unintended inclusions or exclusions, inaccurate weights, or delayed implementation of Index changes and, until corrected, may cause the Fund to deviate from its intended exposures and from the Index's published values.

Inflation Risk. Inflation reduces the purchasing power of income and principal. Higher inflation expectations can lead to higher interest rates, which generally would reduce the value of fixed-income securities and could adversely affect the Fund's returns.

Interest Rate Risk. The value of the Fund's investments in fixed-income securities will generally decline when interest rates rise. The risk is greater for longer-duration bonds. A period of rising interest rates may negatively affect the Fund's performance. Securities with longer maturities tend to produce higher yields but are more sensitive to changes in interest rates and are subject to greater fluctuations in value.

Limited Shareholder Rights Risk. The Trust's governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings of shareholders and permits removal of a Trustee only by the remaining Trustees. The Trust's Declaration of Trust provides that certain disputes must be resolved in a specific state court and contains a jury trial waiver. These provisions may discourage certain types of claims or limit shareholders' ability to bring claims in a judicial forum they consider favorable. In addition, under the Declaration of Trust, the Board may take certain actions without a shareholder vote, including liquidating the Fund. These provisions, set forth in Article VI, Section 4 of the Declaration of Trust, do not apply to claims arising under the federal securities laws.

Liquidity Risk. Certain fixed-income investments may become less liquid, particularly during periods of market stress, reduced dealer balance sheet capacity, or heightened volatility. Reduced liquidity may make it more difficult or costly to buy or sell securities at desired times or prices, may increase bid-ask spreads, and may contribute to valuation differences and tracking error.

Market Risk. The Fund's investments are subject to changes in overall economic conditions, broad market movements, and the risks inherent in investing in securities markets. Markets may be volatile, and investment prices may fluctuate significantly due to various factors, including, but not limited to, economic expansion or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and overall market liquidity. The Fund also faces the risk that geopolitical developments may disrupt securities markets and negatively affect global economies and markets. Local, regional, or global events (such as war, terrorism, the spread of infectious disease or other public health concerns, or similar events) could materially affect the Fund and its investments.

New Adviser Risk. The Adviser is a recently registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser, and the Adviser may not be successful in implementing a Fund's investment approach or in achieving a Fund's intended investment objective.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve efficient index tracking.

Non-Diversification Risk. The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended. As a result, the Fund may invest a greater percentage of its assets in the securities of a smaller number of issuers than a diversified fund. The Fund's performance may be more sensitive to any single economic, business, political, regulatory, or other occurrence affecting those issuers.

Operational and Cybersecurity Risk. The Fund and its service providers rely on complex processes and technology. Human error, processing or communication failures, cyber incidents, or disruptions at counterparties and other third parties could impair operations, result in financial loss, or hinder the Fund's ability to meet its objective.

Passive Strategy Risk. The Fund seeks to track the Index and, under normal circumstances, does not take temporary defensive positions. Performance may deviate from broad market returns or active strategies; the Fund will not attempt to mitigate declines in the Index.

•          Third-Party Data Risk.  The Index relies on third-party data (e.g., prices, amounts outstanding/issue size (and, where applicable, float-adjusted amounts outstanding), classifications, and corporate actions) and may be calculated by an unaffiliated index calculation agent based on rules owned and set by the Index Provider. Errors, delays, or misapplications by data vendors, the Index Provider, or the index calculation agent may cause incorrect constituents/weights or delayed changes, which could cause the Fund to deviate from the Index and its published values. If required data licenses are unavailable or revoked, or fees materially increase, Index calculation or dissemination may be interrupted or terminated on short notice.

Tracking Difference and Tracking Error Risk. The Fund's results may differ from those of the Index for various reasons. The Fund bears operating expenses and portfolio transaction costs that the Index does not. The Fund may not be fully invested in Index constituents at all times, may hold securities not included in the Index, and may experience timing differences, cash holdings, corporate actions, tax considerations, or fair-value pricing that contribute to tracking difference.

U.S. Treasury Obligations Risk. U.S. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those of other securities. Changes in the U.S. government's financial condition or credit rating may cause the value of U.S. Treasury obligations to decline. Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity, but the market value of such securities is not guaranteed and may fluctuate. Although U.S. Treasury obligations are backed by the full faith and credit of the United States, circumstances could arise that could prevent the timely payment of interest or principal.

•          Unaffiliated Index Provider Risk.  The Index is owned and maintained by an unaffiliated third party (the "Index Provider"). The Adviser has no control over the Index methodology or the Index Provider's determinations, including how the methodology is interpreted or applied to corporate actions, data questions, or constituent eligibility. Decisions, changes, or failures by the Index Provider may adversely affect the Index and, in turn, the Fund.

Valuation Risk.  Certain portfolio holdings, and potentially a significant portion of the Fund's portfolio, may be valued using factors other than market quotations. This may occur more frequently during periods of market stress or reduced liquidity. When market quotations are not readily available, a portfolio holding may be valued using one of several available methods. The value assigned to a holding at a given time may differ from the value that would result if a different methodology were used or if the holding were priced using market quotations. Portfolio holdings valued using methods other than market quotations, including "fair-valued" securities, may experience greater day-to-day fluctuations in value than if market quotations were available.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will present a calendar-year bar chart and a table showing average annual total returns, which will help illustrate return variability over time and will compare the Fund's results with those of the Index and a broad-based securities market index.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Manager: The individual primarily responsible for the day-to-day management of the Fund is Anthony Aukett, Portfolio Manager for the Adviser; who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares
The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

 If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may, from their own resources, compensate the intermediary for activities related to the distribution, marketing, promotion, or sale of Shares, or for shareholder and educational support. These payments may create a conflict of interest by incentivizing the intermediary or its personnel to recommend the Fund over other investments. Such payments are not made by the Fund and do not increase the expenses paid by the Fund. Ask your salesperson or visit your intermediary's website for more information.

FUND SUMMARY – Corgi 20+ Year Treasury Bond ETF

Investment Objective

The Corgi 20+ Year Treasury Bond ETF (the "Fund") seeks to provide investment results that, before fees and expenses, track the investment results of an index composed of U.S. Treasury bonds with remaining maturities of twenty years or more.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other possible fees, such as your broker-dealer's brokerage commissions and any other fees from financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and/or Service (12b-1) Fees	[ ]%
Other Expenses(2)	[ ]%
Total Annual Fund Operating Expenses	[ ]%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

In seeking to track the performance of the [ ] (the "Index"), the Fund utilizes a sampling approach, meaning it is not required to buy each security included in the Index. Instead, the Fund may invest in a portion of the Index securities in an effort to maintain a portfolio that, in the aggregate, has generally similar risk and return characteristics to the Index. The number of securities held by the Fund will depend on various factors, including the Fund's asset size. The Fund's investment adviser may invest the Fund's assets in a subset of the Index securities or may invest in substantially all of the securities comprising the Index in approximately the same proportions as the Index, as the Adviser determines is in the best interests of the Fund in pursuing its objective. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. As a result, the Fund may invest a greater percentage of its assets in the securities of a smaller number of issuers than a diversified fund.

The Fund has adopted a non-fundamental investment policy to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in the types of investments suggested by the Fund's name (the "80% investment policy"). The Fund considers the investments suggested by its name to be U.S. Treasury bonds with remaining maturities of twenty years or more, which are the securities that comprise the Index. In addition, in seeking to track the Index, the Fund may invest in fixed-income securities not included in the Index, cash and cash equivalents, and money market instruments (including money market funds advised by the Adviser). The Fund's 80% investment policy may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

The Index is designed to measure the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to twenty years. The Index includes all publicly issued U.S. Treasury securities that have a remaining maturity of at least twenty years that have $300 million or more of outstanding face value, excluding amounts held by the Federal Reserve System. Securities must be fixed-rate and denominated in U.S. dollars. Excluded are inflation-linked securities, Treasury bills, cash management bills, government agency debt, and zero-coupon issues stripped from coupon-paying bonds. The Index is weighted by market value and is rebalanced on the last business day of each month.

The Index is sponsored by [ ] (the "Index Provider"), which is not affiliated with the Fund or the Adviser. The Index Provider determines the Index's composition and the relative weightings of the securities included in the Index and publishes information regarding the Index's market value.

The Fund will not concentrate its investments (i.e., will not invest 25% or more of the value of its total assets) in any particular industry or group of industries. For purposes of this concentration policy, U.S. government securities (and securities issued or guaranteed by U.S. government agencies and instrumentalities) are not assigned to any industry.

Principal Risks of Investing in the Fund

The principal risks are presented below in alphabetical order. The order in which the risks appear does not necessarily indicate the relative importance of any particular risk to the Fund. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Cash Transaction Risk. The Fund may effect creations and redemptions partly or wholly for cash rather than in kind. As a result, the Fund may incur certain costs, such as brokerage expenses, and may recognize taxable gains or losses that it might not have incurred if it had made redemptions in kind. These costs may decrease the Fund's NAV to the extent that the costs are not offset by transaction fees charged to authorized participants. Cash transactions may also reduce the tax efficiency typically associated with ETFs that redeem in kind.

Credit Risk. The issuer of a fixed-income security may fail to make timely payments of interest or principal, or the issuer's credit rating may be downgraded. Changes in an issuer's financial condition or credit quality may adversely affect the value of its securities. Securities receiving the lowest investment-grade rating, and securities that are unrated but of comparable quality, may have more speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments.

Debt Securities Risk. The value of debt securities may rise or fall due to market fluctuations, increases in interest rates, the actual or perceived inability or unwillingness of issuers, guarantors, or liquidity providers to make scheduled principal or interest payments, or reduced liquidity in debt markets. Debt securities also involve the risk of lower returns due to reinvestment during periods of declining interest rates or early repayments by issuers of higher coupon or interest rate securities, and/or the risk of reduced income when interest rates fall. When interest rates rise, certain underlying obligations may be repaid substantially more slowly than expected and the value of those securities may decline sharply. Rising interest rates may cause the value of the Fund's fixed income securities to decrease, may adversely affect their liquidity, and may increase fixed income market volatility. If principal is prepaid sooner than anticipated, the Fund may need to reinvest that principal in obligations with lower interest rates. During periods of falling interest rates, the Fund's income may decrease. Interest rate changes generally have a greater impact on longer-duration debt securities. Returns from debt securities investments may lag returns from other investment alternatives, including equity securities.

Duration Risk. Duration is a measure of a Fund's price sensitivity to changes in interest rates. The longer a Fund's duration, the more sensitive the Fund will be to changes in interest rates. For example, the value of a security with a duration of five years would generally be expected to decrease by approximately 5% for every 1% increase in interest rates, and to increase by approximately 5% for every 1% decrease in interest rates. Funds with longer durations are generally subject to greater interest-rate sensitivity than funds with shorter durations.

ETF Risks. The Fund is an exchange-traded fund ("ETF") and is subject to risks associated with ETF structure and secondary-market trading. These include potential reliance on a limited number of market makers and Authorized Participants, the possibility that Shares trade at prices different from NAV, and the trading and transaction-cost considerations described below.

• AP and Market Maker Dependence Risk. The Fund relies on a limited number of financial institutions that are authorized to purchase and redeem Creation Units directly with the Fund (each, an Authorized Participant or "AP"). There may also be a limited number of market makers and other liquidity providers active in Shares. If (i) APs exit the business, become unable to process creation and/or redemption orders, and no other APs step in, or (ii) market makers and/or other liquidity providers leave the market or materially scale back their activity and no replacements emerge, Shares may trade at a material discount to NAV and, in extreme cases, could face delisting.

• Costs of Buying or Selling Shares. Investors who trade Shares in the secondary market will pay brokerage commissions or other charges set by their broker. Commissions are often fixed amounts and can be a significant proportional cost for investors transacting in small sizes. Secondary-market investors also bear the bid-ask spread. The spread varies over time with trading volume and market liquidity; generally narrower when trading volume and liquidity are higher and wider when they are lower. A relatively small investor base, sizable asset flows into or out of a Fund, and/or periods of elevated market volatility may widen spreads. Because commissions and spreads add to trading costs, frequent trading of Shares can materially reduce returns and may be inadvisable for investors who expect to make regular, small purchases or sales.

• Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares trade on an exchange at market prices that may differ from a Fund's NAV. At times, Shares may trade at an intraday premium (above NAV) or discount (below NAV) due to supply and demand for Shares or during volatile markets. This risk can be heightened in periods of market stress, sharp market declines, or when secondary-market trading activity in Shares is limited, in which case premiums or discounts may be significant.

• Trading. Although Shares are listed for trading on [ ] (the "Exchange") and may trade on other U.S. exchanges, there is no assurance that Shares will trade with active volume, or trade at all, on any exchange. In stressed market conditions, the liquidity of Shares and the liquidity of a Fund's portfolio holdings may deteriorate.

Income Risk. The Fund's income may decrease due to declining interest rates or other factors. During periods of falling interest rates, issuers of securities held by the Fund may call or redeem those securities, and the Fund would generally need to reinvest the proceeds in securities that pay lower interest rates. If an obligation held by the Fund is prepaid, the Fund may be required to reinvest the prepaid principal in other obligations that generate income at lower rates.

•          Index Calculation & Methodology Risk.  The Index may be calculated incorrectly or the methodology may be misapplied due to errors, delays, or omissions in data, corporate action processing, or the application of Index rules. Such issues may cause unintended inclusions or exclusions, inaccurate weights, or delayed implementation of Index changes and, until corrected, may cause the Fund to deviate from its intended exposures and from the Index's published values.

Inflation Risk. Inflation reduces the purchasing power of income and principal. Higher inflation expectations can lead to higher interest rates, which generally would reduce the value of fixed-income securities and could adversely affect the Fund's returns.

Interest Rate Risk. The value of the Fund's investments in fixed-income securities will generally decline when interest rates rise. The risk is greater for longer-duration bonds. A period of rising interest rates may negatively affect the Fund's performance. Securities with longer maturities tend to produce higher yields but are more sensitive to changes in interest rates and are subject to greater fluctuations in value.

Limited Shareholder Rights Risk. The Trust's governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings of shareholders and permits removal of a Trustee only by the remaining Trustees. The Trust's Declaration of Trust provides that certain disputes must be resolved in a specific state court and contains a jury trial waiver. These provisions may discourage certain types of claims or limit shareholders' ability to bring claims in a judicial forum they consider favorable. In addition, under the Declaration of Trust, the Board may take certain actions without a shareholder vote, including liquidating the Fund. These provisions, set forth in Article VI, Section 4 of the Declaration of Trust, do not apply to claims arising under the federal securities laws.

Liquidity Risk. Certain fixed-income investments may become less liquid, particularly during periods of market stress, reduced dealer balance sheet capacity, or heightened volatility. Reduced liquidity may make it more difficult or costly to buy or sell securities at desired times or prices, may increase bid-ask spreads, and may contribute to valuation differences and tracking error.

Market Risk. The Fund's investments are subject to changes in overall economic conditions, broad market movements, and the risks inherent in investing in securities markets. Markets may be volatile, and investment prices may fluctuate significantly due to various factors, including, but not limited to, economic expansion or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and overall market liquidity. The Fund also faces the risk that geopolitical developments may disrupt securities markets and negatively affect global economies and markets. Local, regional, or global events (such as war, terrorism, the spread of infectious disease or other public health concerns, or similar events) could materially affect the Fund and its investments.

New Adviser Risk. The Adviser is a recently registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser, and the Adviser may not be successful in implementing a Fund's investment approach or in achieving a Fund's intended investment objective.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve efficient index tracking.

Non-Diversification Risk. The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended. As a result, the Fund may invest a greater percentage of its assets in the securities of a smaller number of issuers than a diversified fund. The Fund's performance may be more sensitive to any single economic, business, political, regulatory, or other occurrence affecting those issuers.

Operational and Cybersecurity Risk. The Fund and its service providers rely on complex processes and technology. Human error, processing or communication failures, cyber incidents, or disruptions at counterparties and other third parties could impair operations, result in financial loss, or hinder the Fund's ability to meet its objective.

Passive Strategy Risk. The Fund seeks to track the Index and, under normal circumstances, does not take temporary defensive positions. Performance may deviate from broad market returns or active strategies; the Fund will not attempt to mitigate declines in the Index.

•          Third-Party Data Risk.  The Index relies on third-party data (e.g., prices, amounts outstanding/issue size (and, where applicable, float-adjusted amounts outstanding), classifications, and corporate actions) and may be calculated by an unaffiliated index calculation agent based on rules owned and set by the Index Provider. Errors, delays, or misapplications by data vendors, the Index Provider, or the index calculation agent may cause incorrect constituents/weights or delayed changes, which could cause the Fund to deviate from the Index and its published values. If required data licenses are unavailable or revoked, or fees materially increase, Index calculation or dissemination may be interrupted or terminated on short notice.

Tracking Difference and Tracking Error Risk. The Fund's results may differ from those of the Index for various reasons. The Fund bears operating expenses and portfolio transaction costs that the Index does not. The Fund may not be fully invested in Index constituents at all times, may hold securities not included in the Index, and may experience timing differences, cash holdings, corporate actions, tax considerations, or fair-value pricing that contribute to tracking difference.

U.S. Treasury Obligations Risk. U.S. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those of other securities. Changes in the U.S. government's financial condition or credit rating may cause the value of U.S. Treasury obligations to decline. Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity, but the market value of such securities is not guaranteed and may fluctuate. Although U.S. Treasury obligations are backed by the full faith and credit of the United States, circumstances could arise that could prevent the timely payment of interest or principal.

•          Unaffiliated Index Provider Risk.  The Index is owned and maintained by an unaffiliated third party (the "Index Provider"). The Adviser has no control over the Index methodology or the Index Provider's determinations, including how the methodology is interpreted or applied to corporate actions, data questions, or constituent eligibility. Decisions, changes, or failures by the Index Provider may adversely affect the Index and, in turn, the Fund.

Valuation Risk.  Certain portfolio holdings, and potentially a significant portion of the Fund's portfolio, may be valued using factors other than market quotations. This may occur more frequently during periods of market stress or reduced liquidity. When market quotations are not readily available, a portfolio holding may be valued using one of several available methods. The value assigned to a holding at a given time may differ from the value that would result if a different methodology were used or if the holding were priced using market quotations. Portfolio holdings valued using methods other than market quotations, including "fair-valued" securities, may experience greater day-to-day fluctuations in value than if market quotations were available.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will present a calendar-year bar chart and a table showing average annual total returns, which will help illustrate return variability over time and will compare the Fund's results with those of the Index and a broad-based securities market index.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Manager: The individual primarily responsible for the day-to-day management of the Fund is Anthony Aukett, Portfolio Manager for the Adviser; who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares
The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

 If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may, from their own resources, compensate the intermediary for activities related to the distribution, marketing, promotion, or sale of Shares, or for shareholder and educational support. These payments may create a conflict of interest by incentivizing the intermediary or its personnel to recommend the Fund over other investments. Such payments are not made by the Fund and do not increase the expenses paid by the Fund. Ask your salesperson or visit your intermediary's website for more information.

FUND SUMMARY – Corgi U.S. Treasury Bond ETF

Investment Objective

The Corgi U.S. Treasury Bond ETF (the "Fund") seeks to provide investment results that, before fees and expenses, track the investment results of an index composed of U.S. Treasury bonds.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other possible fees, such as your broker-dealer's brokerage commissions and any other fees from financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and/or Service (12b-1) Fees	[ ]%
Other Expenses(2)	[ ]%
Total Annual Fund Operating Expenses	[ ]%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

In seeking to track the performance of the [ ] (the "Index"), the Fund utilizes a sampling approach, meaning it is not required to buy each security included in the Index. Instead, the Fund may invest in a portion of the Index securities in an effort to maintain a portfolio that, in the aggregate, has generally similar risk and return characteristics to the Index. The number of securities held by the Fund will depend on various factors, including the Fund's asset size. The Fund's investment adviser may invest the Fund's assets in a subset of the Index securities or may invest in substantially all of the securities comprising the Index in approximately the same proportions as the Index, as the Adviser determines is in the best interests of the Fund in pursuing its objective. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. As a result, the Fund may invest a greater percentage of its assets in the securities of a smaller number of issuers than a diversified fund.

The Fund has adopted a non-fundamental investment policy to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in the types of investments suggested by the Fund's name (the "80% investment policy"). The Fund considers the investments suggested by its name to be U.S. Treasury bonds, which are the securities that comprise the Index. In addition, in seeking to track the Index, the Fund may invest in fixed-income securities not included in the Index, cash and cash equivalents, and money market instruments (including money market funds advised by the Adviser). The Fund's 80% investment policy may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

The Index is designed to measure the performance of public obligations of the U.S. Treasury. The Index includes all publicly issued U.S. Treasury securities that have a remaining maturity of one year or more and have $300 million or more of outstanding face value, excluding amounts held by the Federal Reserve System. Securities must be fixed-rate and denominated in U.S. dollars. Excluded are inflation-linked securities, Treasury bills, cash management bills, government agency debt, and zero-coupon issues stripped from coupon-paying bonds. The Index is weighted by market value and is rebalanced on the last business day of each month.

The Index is sponsored by [ ] (the "Index Provider"), which is not affiliated with the Fund or the Adviser. The Index Provider determines the Index's composition and the relative weightings of the securities included in the Index and publishes information regarding the Index's market value.

The Fund will not concentrate its investments (i.e., will not invest 25% or more of the value of its total assets) in any particular industry or group of industries. For purposes of this concentration policy, U.S. government securities (and securities issued or guaranteed by U.S. government agencies and instrumentalities) are not assigned to any industry.

Principal Risks of Investing in the Fund

The principal risks are presented below in alphabetical order. The order in which the risks appear does not necessarily indicate the relative importance of any particular risk to the Fund. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Cash Transaction Risk. The Fund may effect creations and redemptions partly or wholly for cash rather than in kind. As a result, the Fund may incur certain costs, such as brokerage expenses, and may recognize taxable gains or losses that it might not have incurred if it had made redemptions in kind. These costs may decrease the Fund's NAV to the extent that the costs are not offset by transaction fees charged to authorized participants. Cash transactions may also reduce the tax efficiency typically associated with ETFs that redeem in kind.

Credit Risk. The issuer of a fixed-income security may fail to make timely payments of interest or principal, or the issuer's credit rating may be downgraded. Changes in an issuer's financial condition or credit quality may adversely affect the value of its securities. Securities receiving the lowest investment-grade rating, and securities that are unrated but of comparable quality, may have more speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments.

Debt Securities Risk. The value of debt securities may rise or fall due to market fluctuations, increases in interest rates, the actual or perceived inability or unwillingness of issuers, guarantors, or liquidity providers to make scheduled principal or interest payments, or reduced liquidity in debt markets. Debt securities also involve the risk of lower returns due to reinvestment during periods of declining interest rates or early repayments by issuers of higher coupon or interest rate securities, and/or the risk of reduced income when interest rates fall. When interest rates rise, certain underlying obligations may be repaid substantially more slowly than expected and the value of those securities may decline sharply. Rising interest rates may cause the value of the Fund's fixed income securities to decrease, may adversely affect their liquidity, and may increase fixed income market volatility. If principal is prepaid sooner than anticipated, the Fund may need to reinvest that principal in obligations with lower interest rates. During periods of falling interest rates, the Fund's income may decrease. Interest rate changes generally have a greater impact on longer-duration debt securities. Returns from debt securities investments may lag returns from other investment alternatives, including equity securities.

Duration Risk. Duration is a measure of a Fund's price sensitivity to changes in interest rates. The longer a Fund's duration, the more sensitive the Fund will be to changes in interest rates. For example, the value of a security with a duration of five years would generally be expected to decrease by approximately 5% for every 1% increase in interest rates, and to increase by approximately 5% for every 1% decrease in interest rates. Funds with longer durations are generally subject to greater interest-rate sensitivity than funds with shorter durations.

ETF Risks. The Fund is an exchange-traded fund ("ETF") and is subject to risks associated with ETF structure and secondary-market trading. These include potential reliance on a limited number of market makers and Authorized Participants, the possibility that Shares trade at prices different from NAV, and the trading and transaction-cost considerations described below.

• AP and Market Maker Dependence Risk. The Fund relies on a limited number of financial institutions that are authorized to purchase and redeem Creation Units directly with the Fund (each, an Authorized Participant or "AP"). There may also be a limited number of market makers and other liquidity providers active in Shares. If (i) APs exit the business, become unable to process creation and/or redemption orders, and no other APs step in, or (ii) market makers and/or other liquidity providers leave the market or materially scale back their activity and no replacements emerge, Shares may trade at a material discount to NAV and, in extreme cases, could face delisting.

• Costs of Buying or Selling Shares. Investors who trade Shares in the secondary market will pay brokerage commissions or other charges set by their broker. Commissions are often fixed amounts and can be a significant proportional cost for investors transacting in small sizes. Secondary-market investors also bear the bid-ask spread. The spread varies over time with trading volume and market liquidity; generally narrower when trading volume and liquidity are higher and wider when they are lower. A relatively small investor base, sizable asset flows into or out of a Fund, and/or periods of elevated market volatility may widen spreads. Because commissions and spreads add to trading costs, frequent trading of Shares can materially reduce returns and may be inadvisable for investors who expect to make regular, small purchases or sales.

• Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares trade on an exchange at market prices that may differ from a Fund's NAV. At times, Shares may trade at an intraday premium (above NAV) or discount (below NAV) due to supply and demand for Shares or during volatile markets. This risk can be heightened in periods of market stress, sharp market declines, or when secondary-market trading activity in Shares is limited, in which case premiums or discounts may be significant.

• Trading. Although Shares are listed for trading on [ ] (the "Exchange") and may trade on other U.S. exchanges, there is no assurance that Shares will trade with active volume, or trade at all, on any exchange. In stressed market conditions, the liquidity of Shares and the liquidity of a Fund's portfolio holdings may deteriorate.

Income Risk. The Fund's income may decrease due to declining interest rates or other factors. During periods of falling interest rates, issuers of securities held by the Fund may call or redeem those securities, and the Fund would generally need to reinvest the proceeds in securities that pay lower interest rates. If an obligation held by the Fund is prepaid, the Fund may be required to reinvest the prepaid principal in other obligations that generate income at lower rates.

•          Index Calculation & Methodology Risk.  The Index may be calculated incorrectly or the methodology may be misapplied due to errors, delays, or omissions in data, corporate action processing, or the application of Index rules. Such issues may cause unintended inclusions or exclusions, inaccurate weights, or delayed implementation of Index changes and, until corrected, may cause the Fund to deviate from its intended exposures and from the Index's published values.

Inflation Risk. Inflation reduces the purchasing power of income and principal. Higher inflation expectations can lead to higher interest rates, which generally would reduce the value of fixed-income securities and could adversely affect the Fund's returns.

Interest Rate Risk. The value of the Fund's investments in fixed-income securities will generally decline when interest rates rise. The risk is greater for longer-duration bonds. A period of rising interest rates may negatively affect the Fund's performance. Securities with longer maturities tend to produce higher yields but are more sensitive to changes in interest rates and are subject to greater fluctuations in value.

Limited Shareholder Rights Risk. The Trust's governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings of shareholders and permits removal of a Trustee only by the remaining Trustees. The Trust's Declaration of Trust provides that certain disputes must be resolved in a specific state court and contains a jury trial waiver. These provisions may discourage certain types of claims or limit shareholders' ability to bring claims in a judicial forum they consider favorable. In addition, under the Declaration of Trust, the Board may take certain actions without a shareholder vote, including liquidating the Fund. These provisions, set forth in Article VI, Section 4 of the Declaration of Trust, do not apply to claims arising under the federal securities laws.

Liquidity Risk. Certain fixed-income investments may become less liquid, particularly during periods of market stress, reduced dealer balance sheet capacity, or heightened volatility. Reduced liquidity may make it more difficult or costly to buy or sell securities at desired times or prices, may increase bid-ask spreads, and may contribute to valuation differences and tracking error.

Market Risk. The Fund's investments are subject to changes in overall economic conditions, broad market movements, and the risks inherent in investing in securities markets. Markets may be volatile, and investment prices may fluctuate significantly due to various factors, including, but not limited to, economic expansion or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and overall market liquidity. The Fund also faces the risk that geopolitical developments may disrupt securities markets and negatively affect global economies and markets. Local, regional, or global events (such as war, terrorism, the spread of infectious disease or other public health concerns, or similar events) could materially affect the Fund and its investments.

New Adviser Risk. The Adviser is a recently registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser, and the Adviser may not be successful in implementing a Fund's investment approach or in achieving a Fund's intended investment objective.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve efficient index tracking.

Non-Diversification Risk. The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended. As a result, the Fund may invest a greater percentage of its assets in the securities of a smaller number of issuers than a diversified fund. The Fund's performance may be more sensitive to any single economic, business, political, regulatory, or other occurrence affecting those issuers.

Operational and Cybersecurity Risk. The Fund and its service providers rely on complex processes and technology. Human error, processing or communication failures, cyber incidents, or disruptions at counterparties and other third parties could impair operations, result in financial loss, or hinder the Fund's ability to meet its objective.

Passive Strategy Risk. The Fund seeks to track the Index and, under normal circumstances, does not take temporary defensive positions. Performance may deviate from broad market returns or active strategies; the Fund will not attempt to mitigate declines in the Index.

•          Third-Party Data Risk.  The Index relies on third-party data (e.g., prices, amounts outstanding/issue size (and, where applicable, float-adjusted amounts outstanding), classifications, and corporate actions) and may be calculated by an unaffiliated index calculation agent based on rules owned and set by the Index Provider. Errors, delays, or misapplications by data vendors, the Index Provider, or the index calculation agent may cause incorrect constituents/weights or delayed changes, which could cause the Fund to deviate from the Index and its published values. If required data licenses are unavailable or revoked, or fees materially increase, Index calculation or dissemination may be interrupted or terminated on short notice.

Tracking Difference and Tracking Error Risk. The Fund's results may differ from those of the Index for various reasons. The Fund bears operating expenses and portfolio transaction costs that the Index does not. The Fund may not be fully invested in Index constituents at all times, may hold securities not included in the Index, and may experience timing differences, cash holdings, corporate actions, tax considerations, or fair-value pricing that contribute to tracking difference.

U.S. Treasury Obligations Risk. U.S. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those of other securities. Changes in the U.S. government's financial condition or credit rating may cause the value of U.S. Treasury obligations to decline. Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity, but the market value of such securities is not guaranteed and may fluctuate. Although U.S. Treasury obligations are backed by the full faith and credit of the United States, circumstances could arise that could prevent the timely payment of interest or principal.

•          Unaffiliated Index Provider Risk.  The Index is owned and maintained by an unaffiliated third party (the "Index Provider"). The Adviser has no control over the Index methodology or the Index Provider's determinations, including how the methodology is interpreted or applied to corporate actions, data questions, or constituent eligibility. Decisions, changes, or failures by the Index Provider may adversely affect the Index and, in turn, the Fund.

Valuation Risk.  Certain portfolio holdings, and potentially a significant portion of the Fund's portfolio, may be valued using factors other than market quotations. This may occur more frequently during periods of market stress or reduced liquidity. When market quotations are not readily available, a portfolio holding may be valued using one of several available methods. The value assigned to a holding at a given time may differ from the value that would result if a different methodology were used or if the holding were priced using market quotations. Portfolio holdings valued using methods other than market quotations, including "fair-valued" securities, may experience greater day-to-day fluctuations in value than if market quotations were available.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will present a calendar-year bar chart and a table showing average annual total returns, which will help illustrate return variability over time and will compare the Fund's results with those of the Index and a broad-based securities market index.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Manager: The individual primarily responsible for the day-to-day management of the Fund is Anthony Aukett, Portfolio Manager for the Adviser; who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares
The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

 If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may, from their own resources, compensate the intermediary for activities related to the distribution, marketing, promotion, or sale of Shares, or for shareholder and educational support. These payments may create a conflict of interest by incentivizing the intermediary or its personnel to recommend the Fund over other investments. Such payments are not made by the Fund and do not increase the expenses paid by the Fund. Ask your salesperson or visit your intermediary's website for more information.

FUND SUMMARY – Corgi TIPS Bond ETF

Investment Objective

The Corgi TIPS Bond ETF (the "Fund") seeks to provide investment results that, before fees and expenses, track the investment results of an index composed of inflation-protected U.S. Treasury bonds.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other possible fees, such as your broker-dealer's brokerage commissions and any other fees from financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and/or Service (12b-1) Fees	[ ]%
Other Expenses(2)	[ ]%
Total Annual Fund Operating Expenses	[ ]%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

In seeking to track the performance of the [ ] (the "Index"), the Fund utilizes a sampling approach, meaning it is not required to buy each security included in the Index. Instead, the Fund may invest in a portion of the Index securities in an effort to maintain a portfolio that, in the aggregate, has generally similar risk and return characteristics to the Index. The number of securities held by the Fund will depend on various factors, including the Fund's asset size. The Fund's investment adviser may invest the Fund's assets in a subset of the Index securities or may invest in substantially all of the securities comprising the Index in approximately the same proportions as the Index, as the Adviser determines is in the best interests of the Fund in pursuing its objective. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. As a result, the Fund may invest a greater percentage of its assets in the securities of a smaller number of issuers than a diversified fund.

The Fund has adopted a non-fundamental investment policy to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in the types of investments suggested by the Fund's name (the "80% investment policy"). The Fund considers the investments suggested by its name to be inflation-protected U.S. Treasury bonds (commonly known as "TIPS"), which are the securities that comprise the Index. In addition, in seeking to track the Index, the Fund may invest in fixed-income securities not included in the Index, cash and cash equivalents, and money market instruments (including money market funds advised by the Adviser). The Fund's 80% investment policy may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

The Index tracks the performance of inflation-protected public obligations of the U.S. Treasury, commonly known as "TIPS," that have a remaining maturity of more than one year. TIPS are securities issued by the U.S. Treasury that are designed to provide inflation protection to investors. TIPS are income-generating instruments whose interest and principal payments are adjusted for inflation. The inflation adjustment, which is typically applied monthly to the principal of the bond, follows a designated inflation index, the Consumer Price Index ("CPI"), and TIPS' principal payments are adjusted according to changes in the CPI. A fixed coupon rate is applied to the inflation-adjusted principal so that, as inflation rises, both the principal value and the interest payments increase. This can provide investors with a hedge against inflation, as it helps preserve the purchasing power of an investment. Because of this inflation adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed-rate bonds.

The Index is sponsored by [ ] (the "Index Provider"), which is not affiliated with the Fund or the Adviser. The Index Provider determines the Index's composition and the relative weightings of the securities included in the Index and publishes information regarding the Index's market value.

The Fund will not concentrate its investments (i.e., will not invest 25% or more of the value of its total assets) in any particular industry or group of industries. For purposes of this concentration policy, U.S. government securities (and securities issued or guaranteed by U.S. government agencies and instrumentalities) are not assigned to any industry.

Principal Risks of Investing in the Fund

The principal risks are presented below in alphabetical order. The order in which the risks appear does not necessarily indicate the relative importance of any particular risk to the Fund. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Cash Transaction Risk. The Fund may effect creations and redemptions partly or wholly for cash rather than in kind. As a result, the Fund may incur certain costs, such as brokerage expenses, and may recognize taxable gains or losses that it might not have incurred if it had made redemptions in kind. These costs may decrease the Fund's NAV to the extent that the costs are not offset by transaction fees charged to authorized participants. Cash transactions may also reduce the tax efficiency typically associated with ETFs that redeem in kind.

Credit Risk. The issuer of a fixed-income security may fail to make timely payments of interest or principal, or the issuer's credit rating may be downgraded. Changes in an issuer's financial condition or credit quality may adversely affect the value of its securities. Securities receiving the lowest investment-grade rating, and securities that are unrated but of comparable quality, may have more speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments.

Debt Securities Risk. The value of debt securities may rise or fall due to market fluctuations, increases in interest rates, the actual or perceived inability or unwillingness of issuers, guarantors, or liquidity providers to make scheduled principal or interest payments, or reduced liquidity in debt markets. Debt securities also involve the risk of lower returns due to reinvestment during periods of declining interest rates or early repayments by issuers of higher coupon or interest rate securities, and/or the risk of reduced income when interest rates fall. When interest rates rise, certain underlying obligations may be repaid substantially more slowly than expected and the value of those securities may decline sharply. Rising interest rates may cause the value of the Fund's fixed income securities to decrease, may adversely affect their liquidity, and may increase fixed income market volatility. If principal is prepaid sooner than anticipated, the Fund may need to reinvest that principal in obligations with lower interest rates. During periods of falling interest rates, the Fund's income may decrease. Interest rate changes generally have a greater impact on longer-duration debt securities. Returns from debt securities investments may lag returns from other investment alternatives, including equity securities.

Duration Risk. Duration is a measure of a Fund's price sensitivity to changes in interest rates. The longer a Fund's duration, the more sensitive the Fund will be to changes in interest rates. For example, the value of a security with a duration of five years would generally be expected to decrease by approximately 5% for every 1% increase in interest rates, and to increase by approximately 5% for every 1% decrease in interest rates. Funds with longer durations are generally subject to greater interest-rate sensitivity than funds with shorter durations.

ETF Risks. The Fund is an exchange-traded fund ("ETF") and is subject to risks associated with ETF structure and secondary-market trading. These include potential reliance on a limited number of market makers and Authorized Participants, the possibility that Shares trade at prices different from NAV, and the trading and transaction-cost considerations described below.

• AP and Market Maker Dependence Risk. The Fund relies on a limited number of financial institutions that are authorized to purchase and redeem Creation Units directly with the Fund (each, an Authorized Participant or "AP"). There may also be a limited number of market makers and other liquidity providers active in Shares. If (i) APs exit the business, become unable to process creation and/or redemption orders, and no other APs step in, or (ii) market makers and/or other liquidity providers leave the market or materially scale back their activity and no replacements emerge, Shares may trade at a material discount to NAV and, in extreme cases, could face delisting.

• Costs of Buying or Selling Shares. Investors who trade Shares in the secondary market will pay brokerage commissions or other charges set by their broker. Commissions are often fixed amounts and can be a significant proportional cost for investors transacting in small sizes. Secondary-market investors also bear the bid-ask spread. The spread varies over time with trading volume and market liquidity; generally narrower when trading volume and liquidity are higher and wider when they are lower. A relatively small investor base, sizable asset flows into or out of a Fund, and/or periods of elevated market volatility may widen spreads. Because commissions and spreads add to trading costs, frequent trading of Shares can materially reduce returns and may be inadvisable for investors who expect to make regular, small purchases or sales.

• Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares trade on an exchange at market prices that may differ from a Fund's NAV. At times, Shares may trade at an intraday premium (above NAV) or discount (below NAV) due to supply and demand for Shares or during volatile markets. This risk can be heightened in periods of market stress, sharp market declines, or when secondary-market trading activity in Shares is limited, in which case premiums or discounts may be significant.

• Trading. Although Shares are listed for trading on [ ] (the "Exchange") and may trade on other U.S. exchanges, there is no assurance that Shares will trade with active volume, or trade at all, on any exchange. In stressed market conditions, the liquidity of Shares and the liquidity of a Fund's portfolio holdings may deteriorate.

Income Risk. The Fund's income may decrease due to declining interest rates or other factors. During periods of falling interest rates, issuers of securities held by the Fund may call or redeem those securities, and the Fund would generally need to reinvest the proceeds in securities that pay lower interest rates. If an obligation held by the Fund is prepaid, the Fund may be required to reinvest the prepaid principal in other obligations that generate income at lower rates.

•          Index Calculation & Methodology Risk.  The Index may be calculated incorrectly or the methodology may be misapplied due to errors, delays, or omissions in data, corporate action processing, or the application of Index rules. Such issues may cause unintended inclusions or exclusions, inaccurate weights, or delayed implementation of Index changes and, until corrected, may cause the Fund to deviate from its intended exposures and from the Index's published values.

Inflation Risk. Inflation reduces the purchasing power of income and principal. Higher inflation expectations can lead to higher interest rates, which generally would reduce the value of fixed-income securities and could adversely affect the Fund's returns.

Inflation-Indexed Bonds Risk. The principal value of an investment in the Fund is not protected or otherwise guaranteed by virtue of the Fund's investments in inflation-indexed bonds. The value of inflation-indexed securities generally fluctuates with changes in real interest rates, decreasing when real interest rates rise and increasing when real interest rates fall. If the Fund purchases TIPS in the secondary market and the bonds' principal values previously were adjusted upward, but then there is a period of declining inflation rates, the Fund may receive at maturity less than it invested.

Interest Rate Risk. The value of the Fund's investments in fixed-income securities will generally decline when interest rates rise. The risk is greater for longer-duration bonds. A period of rising interest rates may negatively affect the Fund's performance. Securities with longer maturities tend to produce higher yields but are more sensitive to changes in interest rates and are subject to greater fluctuations in value.

Limited Shareholder Rights Risk. The Trust's governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings of shareholders and permits removal of a Trustee only by the remaining Trustees. The Trust's Declaration of Trust provides that certain disputes must be resolved in a specific state court and contains a jury trial waiver. These provisions may discourage certain types of claims or limit shareholders' ability to bring claims in a judicial forum they consider favorable. In addition, under the Declaration of Trust, the Board may take certain actions without a shareholder vote, including liquidating the Fund. These provisions, set forth in Article VI, Section 4 of the Declaration of Trust, do not apply to claims arising under the federal securities laws.

Liquidity Risk. Certain fixed-income investments may become less liquid, particularly during periods of market stress, reduced dealer balance sheet capacity, or heightened volatility. Reduced liquidity may make it more difficult or costly to buy or sell securities at desired times or prices, may increase bid-ask spreads, and may contribute to valuation differences and tracking error.

Market Risk. The Fund's investments are subject to changes in overall economic conditions, broad market movements, and the risks inherent in investing in securities markets. Markets may be volatile, and investment prices may fluctuate significantly due to various factors, including, but not limited to, economic expansion or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and overall market liquidity. The Fund also faces the risk that geopolitical developments may disrupt securities markets and negatively affect global economies and markets. Local, regional, or global events (such as war, terrorism, the spread of infectious disease or other public health concerns, or similar events) could materially affect the Fund and its investments.

New Adviser Risk. The Adviser is a recently registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser, and the Adviser may not be successful in implementing a Fund's investment approach or in achieving a Fund's intended investment objective.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve efficient index tracking.

Non-Diversification Risk. The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended. As a result, the Fund may invest a greater percentage of its assets in the securities of a smaller number of issuers than a diversified fund. The Fund's performance may be more sensitive to any single economic, business, political, regulatory, or other occurrence affecting those issuers.

Operational and Cybersecurity Risk. The Fund and its service providers rely on complex processes and technology. Human error, processing or communication failures, cyber incidents, or disruptions at counterparties and other third parties could impair operations, result in financial loss, or hinder the Fund's ability to meet its objective.

Passive Strategy Risk. The Fund seeks to track the Index and, under normal circumstances, does not take temporary defensive positions. Performance may deviate from broad market returns or active strategies; the Fund will not attempt to mitigate declines in the Index.

•          Third-Party Data Risk.  The Index relies on third-party data (e.g., prices, amounts outstanding/issue size (and, where applicable, float-adjusted amounts outstanding), classifications, and corporate actions) and may be calculated by an unaffiliated index calculation agent based on rules owned and set by the Index Provider. Errors, delays, or misapplications by data vendors, the Index Provider, or the index calculation agent may cause incorrect constituents/weights or delayed changes, which could cause the Fund to deviate from the Index and its published values. If required data licenses are unavailable or revoked, or fees materially increase, Index calculation or dissemination may be interrupted or terminated on short notice.

Tracking Difference and Tracking Error Risk. The Fund's results may differ from those of the Index for various reasons. The Fund bears operating expenses and portfolio transaction costs that the Index does not. The Fund may not be fully invested in Index constituents at all times, may hold securities not included in the Index, and may experience timing differences, cash holdings, corporate actions, tax considerations, or fair-value pricing that contribute to tracking difference.

U.S. Treasury Obligations Risk. U.S. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those of other securities. Changes in the U.S. government's financial condition or credit rating may cause the value of U.S. Treasury obligations to decline. Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity, but the market value of such securities is not guaranteed and may fluctuate. Although U.S. Treasury obligations are backed by the full faith and credit of the United States, circumstances could arise that could prevent the timely payment of interest or principal.

•          Unaffiliated Index Provider Risk.  The Index is owned and maintained by an unaffiliated third party (the "Index Provider"). The Adviser has no control over the Index methodology or the Index Provider's determinations, including how the methodology is interpreted or applied to corporate actions, data questions, or constituent eligibility. Decisions, changes, or failures by the Index Provider may adversely affect the Index and, in turn, the Fund.

Valuation Risk.  Certain portfolio holdings, and potentially a significant portion of the Fund's portfolio, may be valued using factors other than market quotations. This may occur more frequently during periods of market stress or reduced liquidity. When market quotations are not readily available, a portfolio holding may be valued using one of several available methods. The value assigned to a holding at a given time may differ from the value that would result if a different methodology were used or if the holding were priced using market quotations. Portfolio holdings valued using methods other than market quotations, including "fair-valued" securities, may experience greater day-to-day fluctuations in value than if market quotations were available.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will present a calendar-year bar chart and a table showing average annual total returns, which will help illustrate return variability over time and will compare the Fund's results with those of the Index and a broad-based securities market index.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Manager: The individual primarily responsible for the day-to-day management of the Fund is Anthony Aukett, Portfolio Manager for the Adviser; who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares
The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

 If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may, from their own resources, compensate the intermediary for activities related to the distribution, marketing, promotion, or sale of Shares, or for shareholder and educational support. These payments may create a conflict of interest by incentivizing the intermediary or its personnel to recommend the Fund over other investments. Such payments are not made by the Fund and do not increase the expenses paid by the Fund. Ask your salesperson or visit your intermediary's website for more information.

FUND SUMMARY – Corgi U.S. Aggregate Bond ETF

Investment Objective

The Corgi U.S. Aggregate Bond ETF (the "Fund") seeks to provide investment results that, before fees and expenses, track the investment results of an index that measures the performance of the total U.S. investment-grade bond market.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other possible fees, such as your broker-dealer's brokerage commissions and any other fees from financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and/or Service (12b-1) Fees	[ ]%
Other Expenses(2)	[ ]%
Total Annual Fund Operating Expenses	[ ]%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

In seeking to track the performance of the [ ] (the "Index"), the Fund utilizes a sampling approach, meaning it is not required to buy each security included in the Index. Instead, the Fund may invest in a portion of the Index securities in an effort to maintain a portfolio that, in the aggregate, has generally similar risk and return characteristics to the Index. The number of securities held by the Fund will depend on various factors, including the Fund's asset size. The Fund's investment adviser may invest the Fund's assets in a subset of the Index securities or may invest in substantially all of the securities comprising the Index in approximately the same proportions as the Index, as the Adviser determines is in the best interests of the Fund in pursuing its objective. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. As a result, the Fund may invest a greater percentage of its assets in the securities of a smaller number of issuers than a diversified fund.

The Fund has adopted a non-fundamental investment policy to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in the types of investments suggested by the Fund's name (the "80% investment policy"). The Fund considers the investments suggested by its name to be investment-grade U.S. dollar-denominated bonds, which are the securities that comprise the Index. In addition, in seeking to track the Index, the Fund may invest in fixed-income securities not included in the Index, cash and cash equivalents, and money market instruments (including money market funds advised by the Adviser). The Fund's 80% investment policy may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

The Index is designed to measure the performance of the total U.S. investment-grade bond market. The Index includes investment-grade U.S. dollar-denominated, fixed-rate taxable bonds, including U.S. Treasuries, government-related and corporate securities, mortgage-backed securities (including agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. All securities in the Index must have at least one year remaining to maturity and must have $300 million or more of outstanding face value. The Index is market value-weighted and is rebalanced on the last business day of each month.

The Index is sponsored by [ ] (the "Index Provider"), which is not affiliated with the Fund or the Adviser. The Index Provider determines the Index's composition and the relative weightings of the securities included in the Index and publishes information regarding the Index's market value.

The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is so concentrated. The degree to which components of the Index represent certain sectors or industries may change over time.

Principal Risks of Investing in the Fund

The principal risks are presented below in alphabetical order. The order in which the risks appear does not necessarily indicate the relative importance of any particular risk to the Fund. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Call Risk. During periods of falling interest rates, an issuer of a callable debt obligation held by the Fund may "call" or repay the debt obligation before its stated maturity, and the Fund may have to reinvest the proceeds in instruments with lower yields, which would result in a decline in the Fund's income.

Cash Transaction Risk. The Fund may effect creations and redemptions partly or wholly for cash rather than in kind. As a result, the Fund may incur certain costs, such as brokerage expenses, and may recognize taxable gains or losses that it might not have incurred if it had made redemptions in kind. These costs may decrease the Fund's NAV to the extent that the costs are not offset by transaction fees charged to authorized participants. Cash transactions may also reduce the tax efficiency typically associated with ETFs that redeem in kind.

Concentration Risk. To the extent the Fund's underlying Index concentrates in a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent. A concentrated fund may be more susceptible to risks of adverse economic, business, regulatory, or other developments affecting that industry or group of industries than a more broadly diversified fund.

Credit Risk. The issuer of a fixed-income security may fail to make timely payments of interest or principal, or the issuer's credit rating may be downgraded. Changes in an issuer's financial condition or credit quality may adversely affect the value of its securities. Securities receiving the lowest investment-grade rating, and securities that are unrated but of comparable quality, may have more speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments.

Debt Securities Risk. The value of debt securities may rise or fall due to market fluctuations, increases in interest rates, the actual or perceived inability or unwillingness of issuers, guarantors, or liquidity providers to make scheduled principal or interest payments, or reduced liquidity in debt markets. Debt securities also involve the risk of lower returns due to reinvestment during periods of declining interest rates or early repayments by issuers of higher coupon or interest rate securities, and/or the risk of reduced income when interest rates fall. When interest rates rise, certain underlying obligations may be repaid substantially more slowly than expected and the value of those securities may decline sharply. Rising interest rates may cause the value of the Fund's fixed income securities to decrease, may adversely affect their liquidity, and may increase fixed income market volatility. If principal is prepaid sooner than anticipated, the Fund may need to reinvest that principal in obligations with lower interest rates. During periods of falling interest rates, the Fund's income may decrease. Interest rate changes generally have a greater impact on longer-duration debt securities. Returns from debt securities investments may lag returns from other investment alternatives, including equity securities.

Duration Risk. Duration is a measure of a Fund's price sensitivity to changes in interest rates. The longer a Fund's duration, the more sensitive the Fund will be to changes in interest rates. For example, the value of a security with a duration of five years would generally be expected to decrease by approximately 5% for every 1% increase in interest rates, and to increase by approximately 5% for every 1% decrease in interest rates. Funds with longer durations are generally subject to greater interest-rate sensitivity than funds with shorter durations.

ETF Risks. The Fund is an exchange-traded fund ("ETF") and is subject to risks associated with ETF structure and secondary-market trading. These include potential reliance on a limited number of market makers and Authorized Participants, the possibility that Shares trade at prices different from NAV, and the trading and transaction-cost considerations described below.

• AP and Market Maker Dependence Risk. The Fund relies on a limited number of financial institutions that are authorized to purchase and redeem Creation Units directly with the Fund (each, an Authorized Participant or "AP"). There may also be a limited number of market makers and other liquidity providers active in Shares. If (i) APs exit the business, become unable to process creation and/or redemption orders, and no other APs step in, or (ii) market makers and/or other liquidity providers leave the market or materially scale back their activity and no replacements emerge, Shares may trade at a material discount to NAV and, in extreme cases, could face delisting.

• Costs of Buying or Selling Shares. Investors who trade Shares in the secondary market will pay brokerage commissions or other charges set by their broker. Commissions are often fixed amounts and can be a significant proportional cost for investors transacting in small sizes. Secondary-market investors also bear the bid-ask spread. The spread varies over time with trading volume and market liquidity; generally narrower when trading volume and liquidity are higher and wider when they are lower. A relatively small investor base, sizable asset flows into or out of a Fund, and/or periods of elevated market volatility may widen spreads. Because commissions and spreads add to trading costs, frequent trading of Shares can materially reduce returns and may be inadvisable for investors who expect to make regular, small purchases or sales.

• Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares trade on an exchange at market prices that may differ from a Fund's NAV. At times, Shares may trade at an intraday premium (above NAV) or discount (below NAV) due to supply and demand for Shares or during volatile markets. This risk can be heightened in periods of market stress, sharp market declines, or when secondary-market trading activity in Shares is limited, in which case premiums or discounts may be significant.

• Trading. Although Shares are listed for trading on [ ] (the "Exchange") and may trade on other U.S. exchanges, there is no assurance that Shares will trade with active volume, or trade at all, on any exchange. In stressed market conditions, the liquidity of Shares and the liquidity of a Fund's portfolio holdings may deteriorate.

Extension Risk. During periods of rising interest rates, certain debt obligations may be paid off more slowly than expected, as longer-than-expected maturities may increase the volatility of the Fund's investments.

Income Risk. The Fund's income may decrease due to declining interest rates or other factors. During periods of falling interest rates, issuers of securities held by the Fund may call or redeem those securities, and the Fund would generally need to reinvest the proceeds in securities that pay lower interest rates. If an obligation held by the Fund is prepaid, the Fund may be required to reinvest the prepaid principal in other obligations that generate income at lower rates.

•          Index Calculation & Methodology Risk.  The Index may be calculated incorrectly or the methodology may be misapplied due to errors, delays, or omissions in data, corporate action processing, or the application of Index rules. Such issues may cause unintended inclusions or exclusions, inaccurate weights, or delayed implementation of Index changes and, until corrected, may cause the Fund to deviate from its intended exposures and from the Index's published values.

Inflation Risk. Inflation reduces the purchasing power of income and principal. Higher inflation expectations can lead to higher interest rates, which generally would reduce the value of fixed-income securities and could adversely affect the Fund's returns.

Interest Rate Risk. The value of the Fund's investments in fixed-income securities will generally decline when interest rates rise. The risk is greater for longer-duration bonds. A period of rising interest rates may negatively affect the Fund's performance. Securities with longer maturities tend to produce higher yields but are more sensitive to changes in interest rates and are subject to greater fluctuations in value.

Limited Shareholder Rights Risk. The Trust's governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings of shareholders and permits removal of a Trustee only by the remaining Trustees. The Trust's Declaration of Trust provides that certain disputes must be resolved in a specific state court and contains a jury trial waiver. These provisions may discourage certain types of claims or limit shareholders' ability to bring claims in a judicial forum they consider favorable. In addition, under the Declaration of Trust, the Board may take certain actions without a shareholder vote, including liquidating the Fund. These provisions, set forth in Article VI, Section 4 of the Declaration of Trust, do not apply to claims arising under the federal securities laws.

Liquidity Risk. Certain fixed-income investments may become less liquid, particularly during periods of market stress, reduced dealer balance sheet capacity, or heightened volatility. Reduced liquidity may make it more difficult or costly to buy or sell securities at desired times or prices, may increase bid-ask spreads, and may contribute to valuation differences and tracking error.

Market Risk. The Fund's investments are subject to changes in overall economic conditions, broad market movements, and the risks inherent in investing in securities markets. Markets may be volatile, and investment prices may fluctuate significantly due to various factors, including, but not limited to, economic expansion or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and overall market liquidity. The Fund also faces the risk that geopolitical developments may disrupt securities markets and negatively affect global economies and markets. Local, regional, or global events (such as war, terrorism, the spread of infectious disease or other public health concerns, or similar events) could materially affect the Fund and its investments.

Mortgage-Backed Securities Risk. Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. During periods of declining interest rates, prepayment of underlying mortgages generally increases, which may cause the average anticipated maturity of the mortgage-backed securities to decrease and the Fund to have to reinvest the resulting proceeds at lower interest rates.

New Adviser Risk. The Adviser is a recently registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser, and the Adviser may not be successful in implementing a Fund's investment approach or in achieving a Fund's intended investment objective.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve efficient index tracking.

Non-Diversification Risk. The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended. As a result, the Fund may invest a greater percentage of its assets in the securities of a smaller number of issuers than a diversified fund. The Fund's performance may be more sensitive to any single economic, business, political, regulatory, or other occurrence affecting those issuers.

Operational and Cybersecurity Risk. The Fund and its service providers rely on complex processes and technology. Human error, processing or communication failures, cyber incidents, or disruptions at counterparties and other third parties could impair operations, result in financial loss, or hinder the Fund's ability to meet its objective.

Passive Strategy Risk. The Fund seeks to track the Index and, under normal circumstances, does not take temporary defensive positions. Performance may deviate from broad market returns or active strategies; the Fund will not attempt to mitigate declines in the Index.

Prepayment Risk. During periods of falling interest rates, issuers of certain debt obligations may prepay principal earlier than scheduled, forcing the Fund to reinvest in lower-yielding instruments.

•          Third-Party Data Risk.  The Index relies on third-party data (e.g., prices, amounts outstanding/issue size (and, where applicable, float-adjusted amounts outstanding), classifications, and corporate actions) and may be calculated by an unaffiliated index calculation agent based on rules owned and set by the Index Provider. Errors, delays, or misapplications by data vendors, the Index Provider, or the index calculation agent may cause incorrect constituents/weights or delayed changes, which could cause the Fund to deviate from the Index and its published values. If required data licenses are unavailable or revoked, or fees materially increase, Index calculation or dissemination may be interrupted or terminated on short notice.

Tracking Difference and Tracking Error Risk. The Fund's results may differ from those of the Index for various reasons. The Fund bears operating expenses and portfolio transaction costs that the Index does not. The Fund may not be fully invested in Index constituents at all times, may hold securities not included in the Index, and may experience timing differences, cash holdings, corporate actions, tax considerations, or fair-value pricing that contribute to tracking difference.

•          Unaffiliated Index Provider Risk.  The Index is owned and maintained by an unaffiliated third party (the "Index Provider"). The Adviser has no control over the Index methodology or the Index Provider's determinations, including how the methodology is interpreted or applied to corporate actions, data questions, or constituent eligibility. Decisions, changes, or failures by the Index Provider may adversely affect the Index and, in turn, the Fund.

Valuation Risk.  Certain portfolio holdings, and potentially a significant portion of the Fund's portfolio, may be valued using factors other than market quotations. This may occur more frequently during periods of market stress or reduced liquidity. When market quotations are not readily available, a portfolio holding may be valued using one of several available methods. The value assigned to a holding at a given time may differ from the value that would result if a different methodology were used or if the holding were priced using market quotations. Portfolio holdings valued using methods other than market quotations, including "fair-valued" securities, may experience greater day-to-day fluctuations in value than if market quotations were available.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will present a calendar-year bar chart and a table showing average annual total returns, which will help illustrate return variability over time and will compare the Fund's results with those of the Index and a broad-based securities market index.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Manager: The individual primarily responsible for the day-to-day management of the Fund is Anthony Aukett, Portfolio Manager for the Adviser; who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares
The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

 If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may, from their own resources, compensate the intermediary for activities related to the distribution, marketing, promotion, or sale of Shares, or for shareholder and educational support. These payments may create a conflict of interest by incentivizing the intermediary or its personnel to recommend the Fund over other investments. Such payments are not made by the Fund and do not increase the expenses paid by the Fund. Ask your salesperson or visit your intermediary's website for more information.

FUND SUMMARY – Corgi IG Corporate Bond ETF

Investment Objective

The Corgi IG Corporate Bond ETF (the "Fund") seeks to provide investment results that, before fees and expenses, track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other possible fees, such as your broker-dealer's brokerage commissions and any other fees from financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and/or Service (12b-1) Fees	[ ]%
Other Expenses(2)	[ ]%
Total Annual Fund Operating Expenses	[ ]%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

In seeking to track the performance of the [ ] (the "Index"), the Fund utilizes a sampling approach, meaning it is not required to buy each security included in the Index. Instead, the Fund may invest in a portion of the Index securities in an effort to maintain a portfolio that, in the aggregate, has generally similar risk and return characteristics to the Index. The number of securities held by the Fund will depend on various factors, including the Fund's asset size. The Fund's investment adviser may invest the Fund's assets in a subset of the Index securities or may invest in substantially all of the securities comprising the Index in approximately the same proportions as the Index, as the Adviser determines is in the best interests of the Fund in pursuing its objective. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. As a result, the Fund may invest a greater percentage of its assets in the securities of a smaller number of issuers than a diversified fund.

The Fund has adopted a non-fundamental investment policy to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in the types of investments suggested by the Fund's name (the "80% investment policy"). The Fund considers the investments suggested by its name to be U.S. dollar-denominated, investment-grade corporate bonds, which are the securities that comprise the Index. In addition, in seeking to track the Index, the Fund may invest in fixed-income securities not included in the Index, cash and cash equivalents, and money market instruments (including money market funds advised by the Adviser). The Fund's 80% investment policy may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

The Index consists of U.S. dollar-denominated, investment-grade corporate bonds for sale in the United States. The securities in the Index must be fixed-rate, have a minimum amount outstanding of $750 million, and have at least three years to maturity at the time of rebalancing. The Index includes both U.S. and non-U.S. corporate issuers. The Index is market value-weighted and is rebalanced on the last business day of each month.

The Index is sponsored by [ ] (the "Index Provider"), which is not affiliated with the Fund or the Adviser. The Index Provider determines the Index's composition and the relative weightings of the securities included in the Index and publishes information regarding the Index's market value.

The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is so concentrated. The degree to which components of the Index represent certain sectors or industries may change over time.

Principal Risks of Investing in the Fund

The principal risks are presented below in alphabetical order. The order in which the risks appear does not necessarily indicate the relative importance of any particular risk to the Fund. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Call Risk. During periods of falling interest rates, an issuer of a callable debt obligation held by the Fund may "call" or repay the debt obligation before its stated maturity, and the Fund may have to reinvest the proceeds in instruments with lower yields.

Cash Transaction Risk. The Fund may effect creations and redemptions partly or wholly for cash rather than in kind. As a result, the Fund may incur certain costs, such as brokerage expenses, and may recognize taxable gains or losses that it might not have incurred if it had made redemptions in kind. These costs may decrease the Fund's NAV to the extent that the costs are not offset by transaction fees charged to authorized participants. Cash transactions may also reduce the tax efficiency typically associated with ETFs that redeem in kind.

Concentration Risk. To the extent the Fund's underlying Index concentrates in a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent. A concentrated fund may be more susceptible to risks of adverse economic, business, regulatory, or other developments affecting that industry or group of industries than a more broadly diversified fund.

Corporate Bond Risk. Corporate bonds are subject to the risk that the issuer may not be able to make timely interest and principal payments. The value of corporate bonds may be affected by factors such as credit ratings, business and financial conditions of the issuer, and overall market conditions.

Credit Risk. The issuer of a fixed-income security may fail to make timely payments of interest or principal, or the issuer's credit rating may be downgraded. Changes in an issuer's financial condition or credit quality may adversely affect the value of its securities. Securities receiving the lowest investment-grade rating, and securities that are unrated but of comparable quality, may have more speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments.

Debt Securities Risk. The value of debt securities may rise or fall due to market fluctuations, increases in interest rates, the actual or perceived inability or unwillingness of issuers, guarantors, or liquidity providers to make scheduled principal or interest payments, or reduced liquidity in debt markets. Debt securities also involve the risk of lower returns due to reinvestment during periods of declining interest rates or early repayments by issuers of higher coupon or interest rate securities, and/or the risk of reduced income when interest rates fall. When interest rates rise, certain underlying obligations may be repaid substantially more slowly than expected and the value of those securities may decline sharply. Rising interest rates may cause the value of the Fund's fixed income securities to decrease, may adversely affect their liquidity, and may increase fixed income market volatility. If principal is prepaid sooner than anticipated, the Fund may need to reinvest that principal in obligations with lower interest rates. During periods of falling interest rates, the Fund's income may decrease. Interest rate changes generally have a greater impact on longer-duration debt securities. Returns from debt securities investments may lag returns from other investment alternatives, including equity securities.

Derivatives Risk. The Fund may invest up to 10% of its assets in futures, options, and swap contracts that the Adviser believes will help the Fund track the Index. Derivatives can be more volatile than the underlying securities and may behave in unexpected ways, especially in unusual market conditions. The use of derivatives may magnify gains or losses, create counterparty risk if a derivatives counterparty fails to perform, expose the Fund to settlement delays and collateral requirements, and result in tax treatment that differs from direct holdings of the underlying securities. The Fund's use of derivatives may also produce tracking error relative to the Index, particularly if the cost or availability of the derivative differs materially from the underlying exposure.

Duration Risk. Duration is a measure of a Fund's price sensitivity to changes in interest rates. The longer a Fund's duration, the more sensitive the Fund will be to changes in interest rates. For example, the value of a security with a duration of five years would generally be expected to decrease by approximately 5% for every 1% increase in interest rates, and to increase by approximately 5% for every 1% decrease in interest rates. Funds with longer durations are generally subject to greater interest-rate sensitivity than funds with shorter durations.

ETF Risks. The Fund is an exchange-traded fund ("ETF") and is subject to risks associated with ETF structure and secondary-market trading. These include potential reliance on a limited number of market makers and Authorized Participants, the possibility that Shares trade at prices different from NAV, and the trading and transaction-cost considerations described below.

• AP and Market Maker Dependence Risk. The Fund relies on a limited number of financial institutions that are authorized to purchase and redeem Creation Units directly with the Fund (each, an Authorized Participant or "AP"). There may also be a limited number of market makers and other liquidity providers active in Shares. If (i) APs exit the business, become unable to process creation and/or redemption orders, and no other APs step in, or (ii) market makers and/or other liquidity providers leave the market or materially scale back their activity and no replacements emerge, Shares may trade at a material discount to NAV and, in extreme cases, could face delisting.

• Costs of Buying or Selling Shares. Investors who trade Shares in the secondary market will pay brokerage commissions or other charges set by their broker. Commissions are often fixed amounts and can be a significant proportional cost for investors transacting in small sizes. Secondary-market investors also bear the bid-ask spread. The spread varies over time with trading volume and market liquidity; generally narrower when trading volume and liquidity are higher and wider when they are lower. A relatively small investor base, sizable asset flows into or out of a Fund, and/or periods of elevated market volatility may widen spreads. Because commissions and spreads add to trading costs, frequent trading of Shares can materially reduce returns and may be inadvisable for investors who expect to make regular, small purchases or sales.

• Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares trade on an exchange at market prices that may differ from a Fund's NAV. At times, Shares may trade at an intraday premium (above NAV) or discount (below NAV) due to supply and demand for Shares or during volatile markets. This risk can be heightened in periods of market stress, sharp market declines, or when secondary-market trading activity in Shares is limited, in which case premiums or discounts may be significant.

• Trading. Although Shares are listed for trading on [ ] (the "Exchange") and may trade on other U.S. exchanges, there is no assurance that Shares will trade with active volume, or trade at all, on any exchange. In stressed market conditions, the liquidity of Shares and the liquidity of a Fund's portfolio holdings may deteriorate.

Foreign Issuer Risk. The Fund may invest in securities of non-U.S. issuers. Investments in securities of non-U.S. issuers are subject to risks not typically associated with investments in U.S. securities, including adverse political, social, and economic developments and differing regulatory environments.

Income Risk. The Fund's income may decrease due to declining interest rates or other factors. During periods of falling interest rates, issuers of securities held by the Fund may call or redeem those securities, and the Fund would generally need to reinvest the proceeds in securities that pay lower interest rates. If an obligation held by the Fund is prepaid, the Fund may be required to reinvest the prepaid principal in other obligations that generate income at lower rates.

•          Index Calculation & Methodology Risk.  The Index may be calculated incorrectly or the methodology may be misapplied due to errors, delays, or omissions in data, corporate action processing, or the application of Index rules. Such issues may cause unintended inclusions or exclusions, inaccurate weights, or delayed implementation of Index changes and, until corrected, may cause the Fund to deviate from its intended exposures and from the Index's published values.

Inflation Risk. Inflation reduces the purchasing power of income and principal. Higher inflation expectations can lead to higher interest rates, which generally would reduce the value of fixed-income securities and could adversely affect the Fund's returns.

Interest Rate Risk. The value of the Fund's investments in fixed-income securities will generally decline when interest rates rise. The risk is greater for longer-duration bonds. A period of rising interest rates may negatively affect the Fund's performance. Securities with longer maturities tend to produce higher yields but are more sensitive to changes in interest rates and are subject to greater fluctuations in value.

Investment Grade Securities Risk. Investment-grade bonds are generally considered to present lower credit risk than below-investment-grade bonds, but they remain subject to credit risk, downgrade risk, and liquidity risk. Bonds rated at the lower end of investment grade may be more sensitive to changes in economic conditions and more likely to be downgraded to below investment grade (“fallen angels”), which can increase volatility and reduce liquidity.

Limited Shareholder Rights Risk. The Trust's governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings of shareholders and permits removal of a Trustee only by the remaining Trustees. The Trust's Declaration of Trust provides that certain disputes must be resolved in a specific state court and contains a jury trial waiver. These provisions may discourage certain types of claims or limit shareholders' ability to bring claims in a judicial forum they consider favorable. In addition, under the Declaration of Trust, the Board may take certain actions without a shareholder vote, including liquidating the Fund. These provisions, set forth in Article VI, Section 4 of the Declaration of Trust, do not apply to claims arising under the federal securities laws.

Liquidity Risk. Certain fixed-income investments may become less liquid, particularly during periods of market stress, reduced dealer balance sheet capacity, or heightened volatility. Reduced liquidity may make it more difficult or costly to buy or sell securities at desired times or prices, may increase bid-ask spreads, and may contribute to valuation differences and tracking error.

Market Risk. The Fund's investments are subject to changes in overall economic conditions, broad market movements, and the risks inherent in investing in securities markets. Markets may be volatile, and investment prices may fluctuate significantly due to various factors, including, but not limited to, economic expansion or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and overall market liquidity. The Fund also faces the risk that geopolitical developments may disrupt securities markets and negatively affect global economies and markets. Local, regional, or global events (such as war, terrorism, the spread of infectious disease or other public health concerns, or similar events) could materially affect the Fund and its investments.

New Adviser Risk. The Adviser is a recently registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser, and the Adviser may not be successful in implementing a Fund's investment approach or in achieving a Fund's intended investment objective.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve efficient index tracking.

Non-Diversification Risk. The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended. As a result, the Fund may invest a greater percentage of its assets in the securities of a smaller number of issuers than a diversified fund. The Fund's performance may be more sensitive to any single economic, business, political, regulatory, or other occurrence affecting those issuers.

Operational and Cybersecurity Risk. The Fund and its service providers rely on complex processes and technology. Human error, processing or communication failures, cyber incidents, or disruptions at counterparties and other third parties could impair operations, result in financial loss, or hinder the Fund's ability to meet its objective.

Passive Strategy Risk. The Fund seeks to track the Index and, under normal circumstances, does not take temporary defensive positions. Performance may deviate from broad market returns or active strategies; the Fund will not attempt to mitigate declines in the Index.

•          Third-Party Data Risk.  The Index relies on third-party data (e.g., prices, amounts outstanding/issue size (and, where applicable, float-adjusted amounts outstanding), classifications, and corporate actions) and may be calculated by an unaffiliated index calculation agent based on rules owned and set by the Index Provider. Errors, delays, or misapplications by data vendors, the Index Provider, or the index calculation agent may cause incorrect constituents/weights or delayed changes, which could cause the Fund to deviate from the Index and its published values. If required data licenses are unavailable or revoked, or fees materially increase, Index calculation or dissemination may be interrupted or terminated on short notice.

Tracking Difference and Tracking Error Risk. The Fund's results may differ from those of the Index for various reasons. The Fund bears operating expenses and portfolio transaction costs that the Index does not. The Fund may not be fully invested in Index constituents at all times, may hold securities not included in the Index, and may experience timing differences, cash holdings, corporate actions, tax considerations, or fair-value pricing that contribute to tracking difference.

•          Unaffiliated Index Provider Risk.  The Index is owned and maintained by an unaffiliated third party (the "Index Provider"). The Adviser has no control over the Index methodology or the Index Provider's determinations, including how the methodology is interpreted or applied to corporate actions, data questions, or constituent eligibility. Decisions, changes, or failures by the Index Provider may adversely affect the Index and, in turn, the Fund.

Valuation Risk.  Certain portfolio holdings, and potentially a significant portion of the Fund's portfolio, may be valued using factors other than market quotations. This may occur more frequently during periods of market stress or reduced liquidity. When market quotations are not readily available, a portfolio holding may be valued using one of several available methods. The value assigned to a holding at a given time may differ from the value that would result if a different methodology were used or if the holding were priced using market quotations. Portfolio holdings valued using methods other than market quotations, including "fair-valued" securities, may experience greater day-to-day fluctuations in value than if market quotations were available.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will present a calendar-year bar chart and a table showing average annual total returns, which will help illustrate return variability over time and will compare the Fund's results with those of the Index and a broad-based securities market index.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Manager: The individual primarily responsible for the day-to-day management of the Fund is Anthony Aukett, Portfolio Manager for the Adviser; who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares
The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

 If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may, from their own resources, compensate the intermediary for activities related to the distribution, marketing, promotion, or sale of Shares, or for shareholder and educational support. These payments may create a conflict of interest by incentivizing the intermediary or its personnel to recommend the Fund over other investments. Such payments are not made by the Fund and do not increase the expenses paid by the Fund. Ask your salesperson or visit your intermediary's website for more information.

FUND SUMMARY – Corgi Intermediate IG Corp Bond ETF

Investment Objective

The Corgi Intermediate IG Corp Bond ETF (the "Fund") seeks to provide investment results that, before fees and expenses, track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds with remaining maturities between one and ten years.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other possible fees, such as your broker-dealer's brokerage commissions and any other fees from financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and/or Service (12b-1) Fees	[ ]%
Other Expenses(2)	[ ]%
Total Annual Fund Operating Expenses	[ ]%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

In seeking to track the performance of the [ ] (the "Index"), the Fund utilizes a sampling approach, meaning it is not required to buy each security included in the Index. Instead, the Fund may invest in a portion of the Index securities in an effort to maintain a portfolio that, in the aggregate, has generally similar risk and return characteristics to the Index. The number of securities held by the Fund will depend on various factors, including the Fund's asset size. The Fund's investment adviser may invest the Fund's assets in a subset of the Index securities or may invest in substantially all of the securities comprising the Index in approximately the same proportions as the Index, as the Adviser determines is in the best interests of the Fund in pursuing its objective. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. As a result, the Fund may invest a greater percentage of its assets in the securities of a smaller number of issuers than a diversified fund.

The Fund has adopted a non-fundamental investment policy to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in the types of investments suggested by the Fund's name (the "80% investment policy"). The Fund considers the investments suggested by its name to be U.S. dollar-denominated, investment-grade corporate bonds with remaining maturities between one and ten years, which are the securities that comprise the Index. In addition, in seeking to track the Index, the Fund may invest in fixed-income securities not included in the Index, cash and cash equivalents, and money market instruments (including money market funds advised by the Adviser). The Fund's 80% investment policy may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

The Index consists of U.S. dollar-denominated, investment-grade corporate bonds with remaining maturities between one and ten years. The securities in the Index must be fixed-rate and have a minimum amount outstanding of $750 million. The Index includes both U.S. and non-U.S. corporate issuers. The Index is market value-weighted and is rebalanced on the last business day of each month.

The Index is sponsored by [ ] (the "Index Provider"), which is not affiliated with the Fund or the Adviser. The Index Provider determines the Index's composition and the relative weightings of the securities included in the Index and publishes information regarding the Index's market value.

The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is so concentrated. The degree to which components of the Index represent certain sectors or industries may change over time.

Principal Risks of Investing in the Fund

The principal risks are presented below in alphabetical order. The order in which the risks appear does not necessarily indicate the relative importance of any particular risk to the Fund. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Call Risk. During periods of falling interest rates, an issuer of a callable debt obligation held by the Fund may "call" or repay the debt obligation before its stated maturity, and the Fund may have to reinvest the proceeds in instruments with lower yields.

Cash Transaction Risk. The Fund may effect creations and redemptions partly or wholly for cash rather than in kind. As a result, the Fund may incur certain costs, such as brokerage expenses, and may recognize taxable gains or losses that it might not have incurred if it had made redemptions in kind. These costs may decrease the Fund's NAV to the extent that the costs are not offset by transaction fees charged to authorized participants. Cash transactions may also reduce the tax efficiency typically associated with ETFs that redeem in kind.

Concentration Risk. To the extent the Fund's underlying Index concentrates in a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent. A concentrated fund may be more susceptible to risks of adverse economic, business, regulatory, or other developments affecting that industry or group of industries than a more broadly diversified fund.

Corporate Bond Risk. Corporate bonds are subject to the risk that the issuer may not be able to make timely interest and principal payments. The value of corporate bonds may be affected by factors such as credit ratings, business and financial conditions of the issuer, and overall market conditions.

Credit Risk. The issuer of a fixed-income security may fail to make timely payments of interest or principal, or the issuer's credit rating may be downgraded. Changes in an issuer's financial condition or credit quality may adversely affect the value of its securities. Securities receiving the lowest investment-grade rating, and securities that are unrated but of comparable quality, may have more speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments.

Debt Securities Risk. The value of debt securities may rise or fall due to market fluctuations, increases in interest rates, the actual or perceived inability or unwillingness of issuers, guarantors, or liquidity providers to make scheduled principal or interest payments, or reduced liquidity in debt markets. Debt securities also involve the risk of lower returns due to reinvestment during periods of declining interest rates or early repayments by issuers of higher coupon or interest rate securities, and/or the risk of reduced income when interest rates fall. When interest rates rise, certain underlying obligations may be repaid substantially more slowly than expected and the value of those securities may decline sharply. Rising interest rates may cause the value of the Fund's fixed income securities to decrease, may adversely affect their liquidity, and may increase fixed income market volatility. If principal is prepaid sooner than anticipated, the Fund may need to reinvest that principal in obligations with lower interest rates. During periods of falling interest rates, the Fund's income may decrease. Interest rate changes generally have a greater impact on longer-duration debt securities. Returns from debt securities investments may lag returns from other investment alternatives, including equity securities.

Derivatives Risk. The Fund may invest up to 10% of its assets in futures, options, and swap contracts that the Adviser believes will help the Fund track the Index. Derivatives can be more volatile than the underlying securities and may behave in unexpected ways, especially in unusual market conditions. The use of derivatives may magnify gains or losses, create counterparty risk if a derivatives counterparty fails to perform, expose the Fund to settlement delays and collateral requirements, and result in tax treatment that differs from direct holdings of the underlying securities. The Fund's use of derivatives may also produce tracking error relative to the Index, particularly if the cost or availability of the derivative differs materially from the underlying exposure.

Duration Risk. Duration is a measure of a Fund's price sensitivity to changes in interest rates. The longer a Fund's duration, the more sensitive the Fund will be to changes in interest rates. For example, the value of a security with a duration of five years would generally be expected to decrease by approximately 5% for every 1% increase in interest rates, and to increase by approximately 5% for every 1% decrease in interest rates. Funds with longer durations are generally subject to greater interest-rate sensitivity than funds with shorter durations.

ETF Risks. The Fund is an exchange-traded fund ("ETF") and is subject to risks associated with ETF structure and secondary-market trading. These include potential reliance on a limited number of market makers and Authorized Participants, the possibility that Shares trade at prices different from NAV, and the trading and transaction-cost considerations described below.

• AP and Market Maker Dependence Risk. The Fund relies on a limited number of financial institutions that are authorized to purchase and redeem Creation Units directly with the Fund (each, an Authorized Participant or "AP"). There may also be a limited number of market makers and other liquidity providers active in Shares. If (i) APs exit the business, become unable to process creation and/or redemption orders, and no other APs step in, or (ii) market makers and/or other liquidity providers leave the market or materially scale back their activity and no replacements emerge, Shares may trade at a material discount to NAV and, in extreme cases, could face delisting.

• Costs of Buying or Selling Shares. Investors who trade Shares in the secondary market will pay brokerage commissions or other charges set by their broker. Commissions are often fixed amounts and can be a significant proportional cost for investors transacting in small sizes. Secondary-market investors also bear the bid-ask spread. The spread varies over time with trading volume and market liquidity; generally narrower when trading volume and liquidity are higher and wider when they are lower. A relatively small investor base, sizable asset flows into or out of a Fund, and/or periods of elevated market volatility may widen spreads. Because commissions and spreads add to trading costs, frequent trading of Shares can materially reduce returns and may be inadvisable for investors who expect to make regular, small purchases or sales.

• Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares trade on an exchange at market prices that may differ from a Fund's NAV. At times, Shares may trade at an intraday premium (above NAV) or discount (below NAV) due to supply and demand for Shares or during volatile markets. This risk can be heightened in periods of market stress, sharp market declines, or when secondary-market trading activity in Shares is limited, in which case premiums or discounts may be significant.

• Trading. Although Shares are listed for trading on [ ] (the "Exchange") and may trade on other U.S. exchanges, there is no assurance that Shares will trade with active volume, or trade at all, on any exchange. In stressed market conditions, the liquidity of Shares and the liquidity of a Fund's portfolio holdings may deteriorate.

Foreign Issuer Risk. The Fund may invest in securities of non-U.S. issuers. Investments in securities of non-U.S. issuers are subject to risks not typically associated with investments in U.S. securities, including adverse political, social, and economic developments and differing regulatory environments.

Income Risk. The Fund's income may decrease due to declining interest rates or other factors. During periods of falling interest rates, issuers of securities held by the Fund may call or redeem those securities, and the Fund would generally need to reinvest the proceeds in securities that pay lower interest rates. If an obligation held by the Fund is prepaid, the Fund may be required to reinvest the prepaid principal in other obligations that generate income at lower rates.

•          Index Calculation & Methodology Risk.  The Index may be calculated incorrectly or the methodology may be misapplied due to errors, delays, or omissions in data, corporate action processing, or the application of Index rules. Such issues may cause unintended inclusions or exclusions, inaccurate weights, or delayed implementation of Index changes and, until corrected, may cause the Fund to deviate from its intended exposures and from the Index's published values.

Inflation Risk. Inflation reduces the purchasing power of income and principal. Higher inflation expectations can lead to higher interest rates, which generally would reduce the value of fixed-income securities and could adversely affect the Fund's returns.

Interest Rate Risk. The value of the Fund's investments in fixed-income securities will generally decline when interest rates rise. The risk is greater for longer-duration bonds. A period of rising interest rates may negatively affect the Fund's performance. Securities with longer maturities tend to produce higher yields but are more sensitive to changes in interest rates and are subject to greater fluctuations in value.

Investment Grade Securities Risk. Investment-grade bonds are generally considered to present lower credit risk than below-investment-grade bonds, but they remain subject to credit risk, downgrade risk, and liquidity risk. Bonds rated at the lower end of investment grade may be more sensitive to changes in economic conditions and more likely to be downgraded to below investment grade (“fallen angels”), which can increase volatility and reduce liquidity.

Limited Shareholder Rights Risk. The Trust's governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings of shareholders and permits removal of a Trustee only by the remaining Trustees. The Trust's Declaration of Trust provides that certain disputes must be resolved in a specific state court and contains a jury trial waiver. These provisions may discourage certain types of claims or limit shareholders' ability to bring claims in a judicial forum they consider favorable. In addition, under the Declaration of Trust, the Board may take certain actions without a shareholder vote, including liquidating the Fund. These provisions, set forth in Article VI, Section 4 of the Declaration of Trust, do not apply to claims arising under the federal securities laws.

Liquidity Risk. Certain fixed-income investments may become less liquid, particularly during periods of market stress, reduced dealer balance sheet capacity, or heightened volatility. Reduced liquidity may make it more difficult or costly to buy or sell securities at desired times or prices, may increase bid-ask spreads, and may contribute to valuation differences and tracking error.

Market Risk. The Fund's investments are subject to changes in overall economic conditions, broad market movements, and the risks inherent in investing in securities markets. Markets may be volatile, and investment prices may fluctuate significantly due to various factors, including, but not limited to, economic expansion or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and overall market liquidity. The Fund also faces the risk that geopolitical developments may disrupt securities markets and negatively affect global economies and markets. Local, regional, or global events (such as war, terrorism, the spread of infectious disease or other public health concerns, or similar events) could materially affect the Fund and its investments.

New Adviser Risk. The Adviser is a recently registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser, and the Adviser may not be successful in implementing a Fund's investment approach or in achieving a Fund's intended investment objective.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve efficient index tracking.

Non-Diversification Risk. The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended. As a result, the Fund may invest a greater percentage of its assets in the securities of a smaller number of issuers than a diversified fund. The Fund's performance may be more sensitive to any single economic, business, political, regulatory, or other occurrence affecting those issuers.

Operational and Cybersecurity Risk. The Fund and its service providers rely on complex processes and technology. Human error, processing or communication failures, cyber incidents, or disruptions at counterparties and other third parties could impair operations, result in financial loss, or hinder the Fund's ability to meet its objective.

Passive Strategy Risk. The Fund seeks to track the Index and, under normal circumstances, does not take temporary defensive positions. Performance may deviate from broad market returns or active strategies; the Fund will not attempt to mitigate declines in the Index.

•          Third-Party Data Risk.  The Index relies on third-party data (e.g., prices, amounts outstanding/issue size (and, where applicable, float-adjusted amounts outstanding), classifications, and corporate actions) and may be calculated by an unaffiliated index calculation agent based on rules owned and set by the Index Provider. Errors, delays, or misapplications by data vendors, the Index Provider, or the index calculation agent may cause incorrect constituents/weights or delayed changes, which could cause the Fund to deviate from the Index and its published values. If required data licenses are unavailable or revoked, or fees materially increase, Index calculation or dissemination may be interrupted or terminated on short notice.

Tracking Difference and Tracking Error Risk. The Fund's results may differ from those of the Index for various reasons. The Fund bears operating expenses and portfolio transaction costs that the Index does not. The Fund may not be fully invested in Index constituents at all times, may hold securities not included in the Index, and may experience timing differences, cash holdings, corporate actions, tax considerations, or fair-value pricing that contribute to tracking difference.

•          Unaffiliated Index Provider Risk.  The Index is owned and maintained by an unaffiliated third party (the "Index Provider"). The Adviser has no control over the Index methodology or the Index Provider's determinations, including how the methodology is interpreted or applied to corporate actions, data questions, or constituent eligibility. Decisions, changes, or failures by the Index Provider may adversely affect the Index and, in turn, the Fund.

Valuation Risk.  Certain portfolio holdings, and potentially a significant portion of the Fund's portfolio, may be valued using factors other than market quotations. This may occur more frequently during periods of market stress or reduced liquidity. When market quotations are not readily available, a portfolio holding may be valued using one of several available methods. The value assigned to a holding at a given time may differ from the value that would result if a different methodology were used or if the holding were priced using market quotations. Portfolio holdings valued using methods other than market quotations, including "fair-valued" securities, may experience greater day-to-day fluctuations in value than if market quotations were available.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will present a calendar-year bar chart and a table showing average annual total returns, which will help illustrate return variability over time and will compare the Fund's results with those of the Index and a broad-based securities market index.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Manager: The individual primarily responsible for the day-to-day management of the Fund is Anthony Aukett, Portfolio Manager for the Adviser; who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares
The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

 If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may, from their own resources, compensate the intermediary for activities related to the distribution, marketing, promotion, or sale of Shares, or for shareholder and educational support. These payments may create a conflict of interest by incentivizing the intermediary or its personnel to recommend the Fund over other investments. Such payments are not made by the Fund and do not increase the expenses paid by the Fund. Ask your salesperson or visit your intermediary's website for more information.

FUND SUMMARY – Corgi Long IG Corp Bond ETF

Investment Objective

The Corgi Long IG Corp Bond ETF (the "Fund") seeks to provide investment results that, before fees and expenses, track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds with remaining maturities of ten years or more.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other possible fees, such as your broker-dealer's brokerage commissions and any other fees from financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and/or Service (12b-1) Fees	[ ]%
Other Expenses(2)	[ ]%
Total Annual Fund Operating Expenses	[ ]%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

In seeking to track the performance of the [ ] (the "Index"), the Fund utilizes a sampling approach, meaning it is not required to buy each security included in the Index. Instead, the Fund may invest in a portion of the Index securities in an effort to maintain a portfolio that, in the aggregate, has generally similar risk and return characteristics to the Index. The number of securities held by the Fund will depend on various factors, including the Fund's asset size. The Fund's investment adviser may invest the Fund's assets in a subset of the Index securities or may invest in substantially all of the securities comprising the Index in approximately the same proportions as the Index, as the Adviser determines is in the best interests of the Fund in pursuing its objective. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. As a result, the Fund may invest a greater percentage of its assets in the securities of a smaller number of issuers than a diversified fund.

The Fund has adopted a non-fundamental investment policy to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in the types of investments suggested by the Fund's name (the "80% investment policy"). The Fund considers the investments suggested by its name to be U.S. dollar-denominated, investment-grade corporate bonds with remaining maturities of ten years or more, which are the securities that comprise the Index. In addition, in seeking to track the Index, the Fund may invest in fixed-income securities not included in the Index, cash and cash equivalents, and money market instruments (including money market funds advised by the Adviser). The Fund's 80% investment policy may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

The Index consists of U.S. dollar-denominated, investment-grade corporate bonds with remaining maturities of ten years or more. The securities in the Index must be fixed-rate and have a minimum amount outstanding of $750 million. The Index includes both U.S. and non-U.S. corporate issuers. The Index is market value-weighted and is rebalanced on the last business day of each month.

The Index is sponsored by [ ] (the "Index Provider"), which is not affiliated with the Fund or the Adviser. The Index Provider determines the Index's composition and the relative weightings of the securities included in the Index and publishes information regarding the Index's market value.

The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is so concentrated. The degree to which components of the Index represent certain sectors or industries may change over time.

Principal Risks of Investing in the Fund

The principal risks are presented below in alphabetical order. The order in which the risks appear does not necessarily indicate the relative importance of any particular risk to the Fund. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Call Risk. During periods of falling interest rates, an issuer of a callable debt obligation held by the Fund may "call" or repay the debt obligation before its stated maturity, and the Fund may have to reinvest the proceeds in instruments with lower yields.

Cash Transaction Risk. The Fund may effect creations and redemptions partly or wholly for cash rather than in kind. As a result, the Fund may incur certain costs, such as brokerage expenses, and may recognize taxable gains or losses that it might not have incurred if it had made redemptions in kind. These costs may decrease the Fund's NAV to the extent that the costs are not offset by transaction fees charged to authorized participants. Cash transactions may also reduce the tax efficiency typically associated with ETFs that redeem in kind.

Concentration Risk. To the extent the Fund's underlying Index concentrates in a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent. A concentrated fund may be more susceptible to risks of adverse economic, business, regulatory, or other developments affecting that industry or group of industries than a more broadly diversified fund.

Corporate Bond Risk. Corporate bonds are subject to the risk that the issuer may not be able to make timely interest and principal payments. The value of corporate bonds may be affected by factors such as credit ratings, business and financial conditions of the issuer, and overall market conditions.

Credit Risk. The issuer of a fixed-income security may fail to make timely payments of interest or principal, or the issuer's credit rating may be downgraded. Changes in an issuer's financial condition or credit quality may adversely affect the value of its securities. Securities receiving the lowest investment-grade rating, and securities that are unrated but of comparable quality, may have more speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments.

Debt Securities Risk. The value of debt securities may rise or fall due to market fluctuations, increases in interest rates, the actual or perceived inability or unwillingness of issuers, guarantors, or liquidity providers to make scheduled principal or interest payments, or reduced liquidity in debt markets. Debt securities also involve the risk of lower returns due to reinvestment during periods of declining interest rates or early repayments by issuers of higher coupon or interest rate securities, and/or the risk of reduced income when interest rates fall. When interest rates rise, certain underlying obligations may be repaid substantially more slowly than expected and the value of those securities may decline sharply. Rising interest rates may cause the value of the Fund's fixed income securities to decrease, may adversely affect their liquidity, and may increase fixed income market volatility. If principal is prepaid sooner than anticipated, the Fund may need to reinvest that principal in obligations with lower interest rates. During periods of falling interest rates, the Fund's income may decrease. Interest rate changes generally have a greater impact on longer-duration debt securities. Returns from debt securities investments may lag returns from other investment alternatives, including equity securities.

Derivatives Risk. The Fund may invest up to 10% of its assets in futures, options, and swap contracts that the Adviser believes will help the Fund track the Index. Derivatives can be more volatile than the underlying securities and may behave in unexpected ways, especially in unusual market conditions. The use of derivatives may magnify gains or losses, create counterparty risk if a derivatives counterparty fails to perform, expose the Fund to settlement delays and collateral requirements, and result in tax treatment that differs from direct holdings of the underlying securities. The Fund's use of derivatives may also produce tracking error relative to the Index, particularly if the cost or availability of the derivative differs materially from the underlying exposure.

Duration Risk. Duration is a measure of a Fund's price sensitivity to changes in interest rates. The longer a Fund's duration, the more sensitive the Fund will be to changes in interest rates. For example, the value of a security with a duration of five years would generally be expected to decrease by approximately 5% for every 1% increase in interest rates, and to increase by approximately 5% for every 1% decrease in interest rates. Funds with longer durations are generally subject to greater interest-rate sensitivity than funds with shorter durations.

ETF Risks. The Fund is an exchange-traded fund ("ETF") and is subject to risks associated with ETF structure and secondary-market trading. These include potential reliance on a limited number of market makers and Authorized Participants, the possibility that Shares trade at prices different from NAV, and the trading and transaction-cost considerations described below.

• AP and Market Maker Dependence Risk. The Fund relies on a limited number of financial institutions that are authorized to purchase and redeem Creation Units directly with the Fund (each, an Authorized Participant or "AP"). There may also be a limited number of market makers and other liquidity providers active in Shares. If (i) APs exit the business, become unable to process creation and/or redemption orders, and no other APs step in, or (ii) market makers and/or other liquidity providers leave the market or materially scale back their activity and no replacements emerge, Shares may trade at a material discount to NAV and, in extreme cases, could face delisting.

• Costs of Buying or Selling Shares. Investors who trade Shares in the secondary market will pay brokerage commissions or other charges set by their broker. Commissions are often fixed amounts and can be a significant proportional cost for investors transacting in small sizes. Secondary-market investors also bear the bid-ask spread. The spread varies over time with trading volume and market liquidity; generally narrower when trading volume and liquidity are higher and wider when they are lower. A relatively small investor base, sizable asset flows into or out of a Fund, and/or periods of elevated market volatility may widen spreads. Because commissions and spreads add to trading costs, frequent trading of Shares can materially reduce returns and may be inadvisable for investors who expect to make regular, small purchases or sales.

• Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares trade on an exchange at market prices that may differ from a Fund's NAV. At times, Shares may trade at an intraday premium (above NAV) or discount (below NAV) due to supply and demand for Shares or during volatile markets. This risk can be heightened in periods of market stress, sharp market declines, or when secondary-market trading activity in Shares is limited, in which case premiums or discounts may be significant.

• Trading. Although Shares are listed for trading on [ ] (the "Exchange") and may trade on other U.S. exchanges, there is no assurance that Shares will trade with active volume, or trade at all, on any exchange. In stressed market conditions, the liquidity of Shares and the liquidity of a Fund's portfolio holdings may deteriorate.

Foreign Issuer Risk. The Fund may invest in securities of non-U.S. issuers. Investments in securities of non-U.S. issuers are subject to risks not typically associated with investments in U.S. securities, including adverse political, social, and economic developments and differing regulatory environments.

Income Risk. The Fund's income may decrease due to declining interest rates or other factors. During periods of falling interest rates, issuers of securities held by the Fund may call or redeem those securities, and the Fund would generally need to reinvest the proceeds in securities that pay lower interest rates. If an obligation held by the Fund is prepaid, the Fund may be required to reinvest the prepaid principal in other obligations that generate income at lower rates.

•          Index Calculation & Methodology Risk.  The Index may be calculated incorrectly or the methodology may be misapplied due to errors, delays, or omissions in data, corporate action processing, or the application of Index rules. Such issues may cause unintended inclusions or exclusions, inaccurate weights, or delayed implementation of Index changes and, until corrected, may cause the Fund to deviate from its intended exposures and from the Index's published values.

Inflation Risk. Inflation reduces the purchasing power of income and principal. Higher inflation expectations can lead to higher interest rates, which generally would reduce the value of fixed-income securities and could adversely affect the Fund's returns.

Interest Rate Risk. The value of the Fund's investments in fixed-income securities will generally decline when interest rates rise. The risk is greater for longer-duration bonds. A period of rising interest rates may negatively affect the Fund's performance. Securities with longer maturities tend to produce higher yields but are more sensitive to changes in interest rates and are subject to greater fluctuations in value.

Investment Grade Securities Risk. Investment-grade bonds are generally considered to present lower credit risk than below-investment-grade bonds, but they remain subject to credit risk, downgrade risk, and liquidity risk. Bonds rated at the lower end of investment grade may be more sensitive to changes in economic conditions and more likely to be downgraded to below investment grade (“fallen angels”), which can increase volatility and reduce liquidity.

Limited Shareholder Rights Risk. The Trust's governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings of shareholders and permits removal of a Trustee only by the remaining Trustees. The Trust's Declaration of Trust provides that certain disputes must be resolved in a specific state court and contains a jury trial waiver. These provisions may discourage certain types of claims or limit shareholders' ability to bring claims in a judicial forum they consider favorable. In addition, under the Declaration of Trust, the Board may take certain actions without a shareholder vote, including liquidating the Fund. These provisions, set forth in Article VI, Section 4 of the Declaration of Trust, do not apply to claims arising under the federal securities laws.

Liquidity Risk. Certain fixed-income investments may become less liquid, particularly during periods of market stress, reduced dealer balance sheet capacity, or heightened volatility. Reduced liquidity may make it more difficult or costly to buy or sell securities at desired times or prices, may increase bid-ask spreads, and may contribute to valuation differences and tracking error.

Market Risk. The Fund's investments are subject to changes in overall economic conditions, broad market movements, and the risks inherent in investing in securities markets. Markets may be volatile, and investment prices may fluctuate significantly due to various factors, including, but not limited to, economic expansion or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and overall market liquidity. The Fund also faces the risk that geopolitical developments may disrupt securities markets and negatively affect global economies and markets. Local, regional, or global events (such as war, terrorism, the spread of infectious disease or other public health concerns, or similar events) could materially affect the Fund and its investments.

New Adviser Risk. The Adviser is a recently registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser, and the Adviser may not be successful in implementing a Fund's investment approach or in achieving a Fund's intended investment objective.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve efficient index tracking.

Non-Diversification Risk. The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended. As a result, the Fund may invest a greater percentage of its assets in the securities of a smaller number of issuers than a diversified fund. The Fund's performance may be more sensitive to any single economic, business, political, regulatory, or other occurrence affecting those issuers.

Operational and Cybersecurity Risk. The Fund and its service providers rely on complex processes and technology. Human error, processing or communication failures, cyber incidents, or disruptions at counterparties and other third parties could impair operations, result in financial loss, or hinder the Fund's ability to meet its objective.

Passive Strategy Risk. The Fund seeks to track the Index and, under normal circumstances, does not take temporary defensive positions. Performance may deviate from broad market returns or active strategies; the Fund will not attempt to mitigate declines in the Index.

•          Third-Party Data Risk.  The Index relies on third-party data (e.g., prices, amounts outstanding/issue size (and, where applicable, float-adjusted amounts outstanding), classifications, and corporate actions) and may be calculated by an unaffiliated index calculation agent based on rules owned and set by the Index Provider. Errors, delays, or misapplications by data vendors, the Index Provider, or the index calculation agent may cause incorrect constituents/weights or delayed changes, which could cause the Fund to deviate from the Index and its published values. If required data licenses are unavailable or revoked, or fees materially increase, Index calculation or dissemination may be interrupted or terminated on short notice.

Tracking Difference and Tracking Error Risk. The Fund's results may differ from those of the Index for various reasons. The Fund bears operating expenses and portfolio transaction costs that the Index does not. The Fund may not be fully invested in Index constituents at all times, may hold securities not included in the Index, and may experience timing differences, cash holdings, corporate actions, tax considerations, or fair-value pricing that contribute to tracking difference.

•          Unaffiliated Index Provider Risk.  The Index is owned and maintained by an unaffiliated third party (the "Index Provider"). The Adviser has no control over the Index methodology or the Index Provider's determinations, including how the methodology is interpreted or applied to corporate actions, data questions, or constituent eligibility. Decisions, changes, or failures by the Index Provider may adversely affect the Index and, in turn, the Fund.

Valuation Risk.  Certain portfolio holdings, and potentially a significant portion of the Fund's portfolio, may be valued using factors other than market quotations. This may occur more frequently during periods of market stress or reduced liquidity. When market quotations are not readily available, a portfolio holding may be valued using one of several available methods. The value assigned to a holding at a given time may differ from the value that would result if a different methodology were used or if the holding were priced using market quotations. Portfolio holdings valued using methods other than market quotations, including "fair-valued" securities, may experience greater day-to-day fluctuations in value than if market quotations were available.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will present a calendar-year bar chart and a table showing average annual total returns, which will help illustrate return variability over time and will compare the Fund's results with those of the Index and a broad-based securities market index.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Manager: The individual primarily responsible for the day-to-day management of the Fund is Anthony Aukett, Portfolio Manager for the Adviser; who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares
The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

 If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may, from their own resources, compensate the intermediary for activities related to the distribution, marketing, promotion, or sale of Shares, or for shareholder and educational support. These payments may create a conflict of interest by incentivizing the intermediary or its personnel to recommend the Fund over other investments. Such payments are not made by the Fund and do not increase the expenses paid by the Fund. Ask your salesperson or visit your intermediary's website for more information.

FUND SUMMARY – Corgi Aaa-A Rated Corporate Bond ETF

Investment Objective

The Corgi Aaa-A Rated Corporate Bond ETF (the "Fund") seeks to provide investment results that, before fees and expenses, track the investment results of an index composed of Aaa to A rated, fixed-rate, U.S. dollar-denominated bonds issued by U.S. and non-U.S. corporations.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other possible fees, such as your broker-dealer's brokerage commissions and any other fees from financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and/or Service (12b-1) Fees	[ ]%
Other Expenses(2)	[ ]%
Total Annual Fund Operating Expenses	[ ]%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

In seeking to track the performance of the [ ] (the "Index"), the Fund utilizes a sampling approach, meaning it is not required to buy each security included in the Index. Instead, the Fund may invest in a portion of the Index securities in an effort to maintain a portfolio that, in the aggregate, has generally similar risk and return characteristics to the Index. The number of securities held by the Fund will depend on various factors, including the Fund's asset size. The Fund's investment adviser may invest the Fund's assets in a subset of the Index securities or may invest in substantially all of the securities comprising the Index in approximately the same proportions as the Index, as the Adviser determines is in the best interests of the Fund in pursuing its objective. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. As a result, the Fund may invest a greater percentage of its assets in the securities of a smaller number of issuers than a diversified fund.

The Fund has adopted a non-fundamental investment policy to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in the types of investments suggested by the Fund's name (the "80% investment policy"). The Fund considers the investments suggested by its name to be Aaa to A rated, fixed-rate, U.S. dollar-denominated corporate bonds, which are the securities that comprise the Index. In addition, in seeking to track the Index, the Fund may invest in fixed-income securities not included in the Index, cash and cash equivalents, and money market instruments (including money market funds advised by the Adviser). The Fund's 80% investment policy may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

The Index is designed to measure the performance of the Aaa to A rated range of the fixed-rate, U.S. dollar-denominated, taxable corporate bond market. The Index is a subset of a broader corporate bond index. The Index is market value-weighted with a cap on any one issuer and a pro rata distribution of any excess weight across the remaining issuers. The securities in the Index must have a minimum amount outstanding of $300 million and at least one year remaining to maturity. The Index is rebalanced on the last business day of each month.

The Index is sponsored by [ ] (the "Index Provider"), which is not affiliated with the Fund or the Adviser. The Index Provider determines the Index's composition and the relative weightings of the securities included in the Index and publishes information regarding the Index's market value.

The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is so concentrated. The degree to which components of the Index represent certain sectors or industries may change over time.

Principal Risks of Investing in the Fund

The principal risks are presented below in alphabetical order. The order in which the risks appear does not necessarily indicate the relative importance of any particular risk to the Fund. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Call Risk. During periods of falling interest rates, an issuer of a callable debt obligation held by the Fund may "call" or repay the debt obligation before its stated maturity, and the Fund may have to reinvest the proceeds in instruments with lower yields.

Cash Transaction Risk. The Fund may effect creations and redemptions partly or wholly for cash rather than in kind. As a result, the Fund may incur certain costs, such as brokerage expenses, and may recognize taxable gains or losses that it might not have incurred if it had made redemptions in kind. These costs may decrease the Fund's NAV to the extent that the costs are not offset by transaction fees charged to authorized participants. Cash transactions may also reduce the tax efficiency typically associated with ETFs that redeem in kind.

Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund's investments more than the market as a whole, to the extent that the Fund's investments are concentrated in the securities or other assets of one or more issuers, countries, industries, or asset classes.

Corporate Bond Risk. Corporate bonds are subject to the risk that the issuer may not be able to make timely interest and principal payments. The value of corporate bonds may be affected by factors such as credit ratings, business and financial conditions of the issuer, and overall market conditions.

Credit Risk. The issuer of a fixed-income security may fail to make timely payments of interest or principal, or the issuer's credit rating may be downgraded. Changes in an issuer's financial condition or credit quality may adversely affect the value of its securities. Securities receiving the lowest investment-grade rating, and securities that are unrated but of comparable quality, may have more speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments.

Debt Securities Risk. The value of debt securities may rise or fall due to market fluctuations, increases in interest rates, the actual or perceived inability or unwillingness of issuers, guarantors, or liquidity providers to make scheduled principal or interest payments, or reduced liquidity in debt markets. Debt securities also involve the risk of lower returns due to reinvestment during periods of declining interest rates or early repayments by issuers of higher coupon or interest rate securities, and/or the risk of reduced income when interest rates fall. When interest rates rise, certain underlying obligations may be repaid substantially more slowly than expected and the value of those securities may decline sharply. Rising interest rates may cause the value of the Fund's fixed income securities to decrease, may adversely affect their liquidity, and may increase fixed income market volatility. If principal is prepaid sooner than anticipated, the Fund may need to reinvest that principal in obligations with lower interest rates. During periods of falling interest rates, the Fund's income may decrease. Interest rate changes generally have a greater impact on longer-duration debt securities. Returns from debt securities investments may lag returns from other investment alternatives, including equity securities.

Derivatives Risk. The Fund may invest up to 10% of its assets in futures, options, and swap contracts that the Adviser believes will help the Fund track the Index. Derivatives can be more volatile than the underlying securities and may behave in unexpected ways, especially in unusual market conditions. The use of derivatives may magnify gains or losses, create counterparty risk if a derivatives counterparty fails to perform, expose the Fund to settlement delays and collateral requirements, and result in tax treatment that differs from direct holdings of the underlying securities. The Fund's use of derivatives may also produce tracking error relative to the Index, particularly if the cost or availability of the derivative differs materially from the underlying exposure.

Duration Risk. Duration is a measure of a Fund's price sensitivity to changes in interest rates. The longer a Fund's duration, the more sensitive the Fund will be to changes in interest rates. For example, the value of a security with a duration of five years would generally be expected to decrease by approximately 5% for every 1% increase in interest rates, and to increase by approximately 5% for every 1% decrease in interest rates. Funds with longer durations are generally subject to greater interest-rate sensitivity than funds with shorter durations.

ETF Risks. The Fund is an exchange-traded fund ("ETF") and is subject to risks associated with ETF structure and secondary-market trading. These include potential reliance on a limited number of market makers and Authorized Participants, the possibility that Shares trade at prices different from NAV, and the trading and transaction-cost considerations described below.

• AP and Market Maker Dependence Risk. The Fund relies on a limited number of financial institutions that are authorized to purchase and redeem Creation Units directly with the Fund (each, an Authorized Participant or "AP"). There may also be a limited number of market makers and other liquidity providers active in Shares. If (i) APs exit the business, become unable to process creation and/or redemption orders, and no other APs step in, or (ii) market makers and/or other liquidity providers leave the market or materially scale back their activity and no replacements emerge, Shares may trade at a material discount to NAV and, in extreme cases, could face delisting.

• Costs of Buying or Selling Shares. Investors who trade Shares in the secondary market will pay brokerage commissions or other charges set by their broker. Commissions are often fixed amounts and can be a significant proportional cost for investors transacting in small sizes. Secondary-market investors also bear the bid-ask spread. The spread varies over time with trading volume and market liquidity; generally narrower when trading volume and liquidity are higher and wider when they are lower. A relatively small investor base, sizable asset flows into or out of a Fund, and/or periods of elevated market volatility may widen spreads. Because commissions and spreads add to trading costs, frequent trading of Shares can materially reduce returns and may be inadvisable for investors who expect to make regular, small purchases or sales.

• Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares trade on an exchange at market prices that may differ from a Fund's NAV. At times, Shares may trade at an intraday premium (above NAV) or discount (below NAV) due to supply and demand for Shares or during volatile markets. This risk can be heightened in periods of market stress, sharp market declines, or when secondary-market trading activity in Shares is limited, in which case premiums or discounts may be significant.

• Trading. Although Shares are listed for trading on [ ] (the "Exchange") and may trade on other U.S. exchanges, there is no assurance that Shares will trade with active volume, or trade at all, on any exchange. In stressed market conditions, the liquidity of Shares and the liquidity of a Fund's portfolio holdings may deteriorate.

Foreign Issuer Risk. The Fund may invest in securities of non-U.S. issuers. Investments in securities of non-U.S. issuers are subject to risks not typically associated with investments in U.S. securities, including adverse political, social, and economic developments and differing regulatory environments.

Income Risk. The Fund's income may decrease due to declining interest rates or other factors. During periods of falling interest rates, issuers of securities held by the Fund may call or redeem those securities, and the Fund would generally need to reinvest the proceeds in securities that pay lower interest rates. If an obligation held by the Fund is prepaid, the Fund may be required to reinvest the prepaid principal in other obligations that generate income at lower rates.

•          Index Calculation & Methodology Risk.  The Index may be calculated incorrectly or the methodology may be misapplied due to errors, delays, or omissions in data, corporate action processing, or the application of Index rules. Such issues may cause unintended inclusions or exclusions, inaccurate weights, or delayed implementation of Index changes and, until corrected, may cause the Fund to deviate from its intended exposures and from the Index's published values.

Inflation Risk. Inflation reduces the purchasing power of income and principal. Higher inflation expectations can lead to higher interest rates, which generally would reduce the value of fixed-income securities and could adversely affect the Fund's returns.

Interest Rate Risk. The value of the Fund's investments in fixed-income securities will generally decline when interest rates rise. The risk is greater for longer-duration bonds. A period of rising interest rates may negatively affect the Fund's performance. Securities with longer maturities tend to produce higher yields but are more sensitive to changes in interest rates and are subject to greater fluctuations in value.

Investment Grade Securities Risk. Investment-grade bonds are generally considered to present lower credit risk than below-investment-grade bonds, but they remain subject to credit risk, downgrade risk, and liquidity risk. Bonds rated at the lower end of investment grade may be more sensitive to changes in economic conditions and more likely to be downgraded to below investment grade (“fallen angels”), which can increase volatility and reduce liquidity.

Limited Shareholder Rights Risk. The Trust's governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings of shareholders and permits removal of a Trustee only by the remaining Trustees. The Trust's Declaration of Trust provides that certain disputes must be resolved in a specific state court and contains a jury trial waiver. These provisions may discourage certain types of claims or limit shareholders' ability to bring claims in a judicial forum they consider favorable. In addition, under the Declaration of Trust, the Board may take certain actions without a shareholder vote, including liquidating the Fund. These provisions, set forth in Article VI, Section 4 of the Declaration of Trust, do not apply to claims arising under the federal securities laws.

Liquidity Risk. Certain fixed-income investments may become less liquid, particularly during periods of market stress, reduced dealer balance sheet capacity, or heightened volatility. Reduced liquidity may make it more difficult or costly to buy or sell securities at desired times or prices, may increase bid-ask spreads, and may contribute to valuation differences and tracking error.

Market Risk. The Fund's investments are subject to changes in overall economic conditions, broad market movements, and the risks inherent in investing in securities markets. Markets may be volatile, and investment prices may fluctuate significantly due to various factors, including, but not limited to, economic expansion or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and overall market liquidity. The Fund also faces the risk that geopolitical developments may disrupt securities markets and negatively affect global economies and markets. Local, regional, or global events (such as war, terrorism, the spread of infectious disease or other public health concerns, or similar events) could materially affect the Fund and its investments.

New Adviser Risk. The Adviser is a recently registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser, and the Adviser may not be successful in implementing a Fund's investment approach or in achieving a Fund's intended investment objective.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve efficient index tracking.

Non-Diversification Risk. The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended. As a result, the Fund may invest a greater percentage of its assets in the securities of a smaller number of issuers than a diversified fund. The Fund's performance may be more sensitive to any single economic, business, political, regulatory, or other occurrence affecting those issuers.

Operational and Cybersecurity Risk. The Fund and its service providers rely on complex processes and technology. Human error, processing or communication failures, cyber incidents, or disruptions at counterparties and other third parties could impair operations, result in financial loss, or hinder the Fund's ability to meet its objective.

Passive Strategy Risk. The Fund seeks to track the Index and, under normal circumstances, does not take temporary defensive positions. Performance may deviate from broad market returns or active strategies; the Fund will not attempt to mitigate declines in the Index.

•          Third-Party Data Risk.  The Index relies on third-party data (e.g., prices, amounts outstanding/issue size (and, where applicable, float-adjusted amounts outstanding), classifications, and corporate actions) and may be calculated by an unaffiliated index calculation agent based on rules owned and set by the Index Provider. Errors, delays, or misapplications by data vendors, the Index Provider, or the index calculation agent may cause incorrect constituents/weights or delayed changes, which could cause the Fund to deviate from the Index and its published values. If required data licenses are unavailable or revoked, or fees materially increase, Index calculation or dissemination may be interrupted or terminated on short notice.

Tracking Difference and Tracking Error Risk. The Fund's results may differ from those of the Index for various reasons. The Fund bears operating expenses and portfolio transaction costs that the Index does not. The Fund may not be fully invested in Index constituents at all times, may hold securities not included in the Index, and may experience timing differences, cash holdings, corporate actions, tax considerations, or fair-value pricing that contribute to tracking difference.

•          Unaffiliated Index Provider Risk.  The Index is owned and maintained by an unaffiliated third party (the "Index Provider"). The Adviser has no control over the Index methodology or the Index Provider's determinations, including how the methodology is interpreted or applied to corporate actions, data questions, or constituent eligibility. Decisions, changes, or failures by the Index Provider may adversely affect the Index and, in turn, the Fund.

Valuation Risk.  Certain portfolio holdings, and potentially a significant portion of the Fund's portfolio, may be valued using factors other than market quotations. This may occur more frequently during periods of market stress or reduced liquidity. When market quotations are not readily available, a portfolio holding may be valued using one of several available methods. The value assigned to a holding at a given time may differ from the value that would result if a different methodology were used or if the holding were priced using market quotations. Portfolio holdings valued using methods other than market quotations, including "fair-valued" securities, may experience greater day-to-day fluctuations in value than if market quotations were available.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will present a calendar-year bar chart and a table showing average annual total returns, which will help illustrate return variability over time and will compare the Fund's results with those of the Index and a broad-based securities market index.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Manager: The individual primarily responsible for the day-to-day management of the Fund is Anthony Aukett, Portfolio Manager for the Adviser; who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares
The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

 If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may, from their own resources, compensate the intermediary for activities related to the distribution, marketing, promotion, or sale of Shares, or for shareholder and educational support. These payments may create a conflict of interest by incentivizing the intermediary or its personnel to recommend the Fund over other investments. Such payments are not made by the Fund and do not increase the expenses paid by the Fund. Ask your salesperson or visit your intermediary's website for more information.

FUND SUMMARY – Corgi BBB Rated Corporate Bond ETF

Investment Objective

The Corgi BBB Rated Corporate Bond ETF (the "Fund") seeks to provide investment results that, before fees and expenses, track the investment results of an index composed of BBB rated, fixed-rate, U.S. dollar-denominated corporate bonds.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other possible fees, such as your broker-dealer's brokerage commissions and any other fees from financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and/or Service (12b-1) Fees	[ ]%
Other Expenses(2)	[ ]%
Total Annual Fund Operating Expenses	[ ]%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

In seeking to track the performance of the [ ] (the "Index"), the Fund utilizes a sampling approach, meaning it is not required to buy each security included in the Index. Instead, the Fund may invest in a portion of the Index securities in an effort to maintain a portfolio that, in the aggregate, has generally similar risk and return characteristics to the Index. The number of securities held by the Fund will depend on various factors, including the Fund's asset size. The Fund's investment adviser may invest the Fund's assets in a subset of the Index securities or may invest in substantially all of the securities comprising the Index in approximately the same proportions as the Index, as the Adviser determines is in the best interests of the Fund in pursuing its objective. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. As a result, the Fund may invest a greater percentage of its assets in the securities of a smaller number of issuers than a diversified fund.

The Fund has adopted a non-fundamental investment policy to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in the types of investments suggested by the Fund's name (the "80% investment policy"). The Fund considers the investments suggested by its name to be BBB rated, fixed-rate, U.S. dollar-denominated corporate bonds, which are the securities that comprise the Index. In addition, in seeking to track the Index, the Fund may invest in fixed-income securities not included in the Index, cash and cash equivalents, and money market instruments (including money market funds advised by the Adviser). The Fund's 80% investment policy may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

The Index consists of BBB rated (or its equivalent), fixed-rate, U.S. dollar-denominated, taxable corporate bonds. The Index is a subset of a broader corporate bond index. The Index is market value-weighted with a cap on any one issuer and a pro rata distribution of any excess weight across the remaining issuers. The securities in the Index must have a minimum amount outstanding of $300 million and at least one year remaining to maturity. The Index is rebalanced on the last business day of each month.

The Index is sponsored by [ ] (the "Index Provider"), which is not affiliated with the Fund or the Adviser. The Index Provider determines the Index's composition and the relative weightings of the securities included in the Index and publishes information regarding the Index's market value.

The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is so concentrated. The degree to which components of the Index represent certain sectors or industries may change over time.

Principal Risks of Investing in the Fund

The principal risks are presented below in alphabetical order. The order in which the risks appear does not necessarily indicate the relative importance of any particular risk to the Fund. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Call Risk. During periods of falling interest rates, an issuer of a callable debt obligation held by the Fund may "call" or repay the debt obligation before its stated maturity, and the Fund may have to reinvest the proceeds in instruments with lower yields, which would result in a decline in the Fund's income, or in instruments with greater risks or with other less favorable features.

Cash Transaction Risk. The Fund may effect creations and redemptions partly or wholly for cash rather than in kind. As a result, the Fund may incur certain costs, such as brokerage expenses, and may recognize taxable gains or losses that it might not have incurred if it had made redemptions in kind. These costs may decrease the Fund's NAV to the extent that the costs are not offset by transaction fees charged to authorized participants. Cash transactions may also reduce the tax efficiency typically associated with ETFs that redeem in kind.

Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund's investments more than the market as a whole, to the extent that the Fund's investments are concentrated in the securities or other assets of one or more issuers, countries, industries, or asset classes.

Corporate Bond Risk. Corporate bonds are subject to the risk that the issuer may not be able to make timely interest and principal payments. The value of corporate bonds may be affected by factors such as credit ratings, business and financial conditions of the issuer, and overall market conditions.

Credit Risk. The issuer of a fixed-income security may fail to make timely payments of interest or principal, or the issuer's credit rating may be downgraded. Changes in an issuer's financial condition or credit quality may adversely affect the value of its securities. Securities receiving the lowest investment-grade rating, and securities that are unrated but of comparable quality, may have more speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments.

Debt Securities Risk. The value of debt securities may rise or fall due to market fluctuations, increases in interest rates, the actual or perceived inability or unwillingness of issuers, guarantors, or liquidity providers to make scheduled principal or interest payments, or reduced liquidity in debt markets. Debt securities also involve the risk of lower returns due to reinvestment during periods of declining interest rates or early repayments by issuers of higher coupon or interest rate securities, and/or the risk of reduced income when interest rates fall. When interest rates rise, certain underlying obligations may be repaid substantially more slowly than expected and the value of those securities may decline sharply. Rising interest rates may cause the value of the Fund's fixed income securities to decrease, may adversely affect their liquidity, and may increase fixed income market volatility. If principal is prepaid sooner than anticipated, the Fund may need to reinvest that principal in obligations with lower interest rates. During periods of falling interest rates, the Fund's income may decrease. Interest rate changes generally have a greater impact on longer-duration debt securities. Returns from debt securities investments may lag returns from other investment alternatives, including equity securities.

Derivatives Risk. The Fund may invest up to 10% of its assets in futures, options, and swap contracts that the Adviser believes will help the Fund track the Index. Derivatives can be more volatile than the underlying securities and may behave in unexpected ways, especially in unusual market conditions. The use of derivatives may magnify gains or losses, create counterparty risk if a derivatives counterparty fails to perform, expose the Fund to settlement delays and collateral requirements, and result in tax treatment that differs from direct holdings of the underlying securities. The Fund's use of derivatives may also produce tracking error relative to the Index, particularly if the cost or availability of the derivative differs materially from the underlying exposure.

Duration Risk. Duration is a measure of a Fund's price sensitivity to changes in interest rates. The longer a Fund's duration, the more sensitive the Fund will be to changes in interest rates. For example, the value of a security with a duration of five years would generally be expected to decrease by approximately 5% for every 1% increase in interest rates, and to increase by approximately 5% for every 1% decrease in interest rates. Funds with longer durations are generally subject to greater interest-rate sensitivity than funds with shorter durations.

ETF Risks. The Fund is an exchange-traded fund ("ETF") and is subject to risks associated with ETF structure and secondary-market trading. These include potential reliance on a limited number of market makers and Authorized Participants, the possibility that Shares trade at prices different from NAV, and the trading and transaction-cost considerations described below.

• AP and Market Maker Dependence Risk. The Fund relies on a limited number of financial institutions that are authorized to purchase and redeem Creation Units directly with the Fund (each, an Authorized Participant or "AP"). There may also be a limited number of market makers and other liquidity providers active in Shares. If (i) APs exit the business, become unable to process creation and/or redemption orders, and no other APs step in, or (ii) market makers and/or other liquidity providers leave the market or materially scale back their activity and no replacements emerge, Shares may trade at a material discount to NAV and, in extreme cases, could face delisting.

• Costs of Buying or Selling Shares. Investors who trade Shares in the secondary market will pay brokerage commissions or other charges set by their broker. Commissions are often fixed amounts and can be a significant proportional cost for investors transacting in small sizes. Secondary-market investors also bear the bid-ask spread. The spread varies over time with trading volume and market liquidity; generally narrower when trading volume and liquidity are higher and wider when they are lower. A relatively small investor base, sizable asset flows into or out of a Fund, and/or periods of elevated market volatility may widen spreads. Because commissions and spreads add to trading costs, frequent trading of Shares can materially reduce returns and may be inadvisable for investors who expect to make regular, small purchases or sales.

• Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares trade on an exchange at market prices that may differ from a Fund's NAV. At times, Shares may trade at an intraday premium (above NAV) or discount (below NAV) due to supply and demand for Shares or during volatile markets. This risk can be heightened in periods of market stress, sharp market declines, or when secondary-market trading activity in Shares is limited, in which case premiums or discounts may be significant.

• Trading. Although Shares are listed for trading on [ ] (the "Exchange") and may trade on other U.S. exchanges, there is no assurance that Shares will trade with active volume, or trade at all, on any exchange. In stressed market conditions, the liquidity of Shares and the liquidity of a Fund's portfolio holdings may deteriorate.

Foreign Issuer Risk. The Fund may invest in securities of non-U.S. issuers. Investments in securities of non-U.S. issuers are subject to risks not typically associated with investments in U.S. securities, including adverse political, social, and economic developments and differing regulatory environments.

Income Risk. The Fund's income may decrease due to declining interest rates or other factors. During periods of falling interest rates, issuers of securities held by the Fund may call or redeem those securities, and the Fund would generally need to reinvest the proceeds in securities that pay lower interest rates. If an obligation held by the Fund is prepaid, the Fund may be required to reinvest the prepaid principal in other obligations that generate income at lower rates.

•          Index Calculation & Methodology Risk.  The Index may be calculated incorrectly or the methodology may be misapplied due to errors, delays, or omissions in data, corporate action processing, or the application of Index rules. Such issues may cause unintended inclusions or exclusions, inaccurate weights, or delayed implementation of Index changes and, until corrected, may cause the Fund to deviate from its intended exposures and from the Index's published values.

Inflation Risk. Inflation reduces the purchasing power of income and principal. Higher inflation expectations can lead to higher interest rates, which generally would reduce the value of fixed-income securities and could adversely affect the Fund's returns.

Interest Rate Risk. The value of the Fund's investments in fixed-income securities will generally decline when interest rates rise. The risk is greater for longer-duration bonds. A period of rising interest rates may negatively affect the Fund's performance. Securities with longer maturities tend to produce higher yields but are more sensitive to changes in interest rates and are subject to greater fluctuations in value.

Investment Grade Securities Risk. Investment-grade bonds are generally considered to present lower credit risk than below-investment-grade bonds, but they remain subject to credit risk, downgrade risk, and liquidity risk. Bonds rated at the lower end of investment grade may be more sensitive to changes in economic conditions and more likely to be downgraded to below investment grade (“fallen angels”), which can increase volatility and reduce liquidity.

Limited Shareholder Rights Risk. The Trust's governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings of shareholders and permits removal of a Trustee only by the remaining Trustees. The Trust's Declaration of Trust provides that certain disputes must be resolved in a specific state court and contains a jury trial waiver. These provisions may discourage certain types of claims or limit shareholders' ability to bring claims in a judicial forum they consider favorable. In addition, under the Declaration of Trust, the Board may take certain actions without a shareholder vote, including liquidating the Fund. These provisions, set forth in Article VI, Section 4 of the Declaration of Trust, do not apply to claims arising under the federal securities laws.

Liquidity Risk. Certain fixed-income investments may become less liquid, particularly during periods of market stress, reduced dealer balance sheet capacity, or heightened volatility. Reduced liquidity may make it more difficult or costly to buy or sell securities at desired times or prices, may increase bid-ask spreads, and may contribute to valuation differences and tracking error.

Market Risk. The Fund's investments are subject to changes in overall economic conditions, broad market movements, and the risks inherent in investing in securities markets. Markets may be volatile, and investment prices may fluctuate significantly due to various factors, including, but not limited to, economic expansion or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and overall market liquidity. The Fund also faces the risk that geopolitical developments may disrupt securities markets and negatively affect global economies and markets. Local, regional, or global events (such as war, terrorism, the spread of infectious disease or other public health concerns, or similar events) could materially affect the Fund and its investments.

New Adviser Risk. The Adviser is a recently registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser, and the Adviser may not be successful in implementing a Fund's investment approach or in achieving a Fund's intended investment objective.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve efficient index tracking.

Non-Diversification Risk. The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended. As a result, the Fund may invest a greater percentage of its assets in the securities of a smaller number of issuers than a diversified fund. The Fund's performance may be more sensitive to any single economic, business, political, regulatory, or other occurrence affecting those issuers.

Operational and Cybersecurity Risk. The Fund and its service providers rely on complex processes and technology. Human error, processing or communication failures, cyber incidents, or disruptions at counterparties and other third parties could impair operations, result in financial loss, or hinder the Fund's ability to meet its objective.

Passive Strategy Risk. The Fund seeks to track the Index and, under normal circumstances, does not take temporary defensive positions. Performance may deviate from broad market returns or active strategies; the Fund will not attempt to mitigate declines in the Index.

•          Third-Party Data Risk.  The Index relies on third-party data (e.g., prices, amounts outstanding/issue size (and, where applicable, float-adjusted amounts outstanding), classifications, and corporate actions) and may be calculated by an unaffiliated index calculation agent based on rules owned and set by the Index Provider. Errors, delays, or misapplications by data vendors, the Index Provider, or the index calculation agent may cause incorrect constituents/weights or delayed changes, which could cause the Fund to deviate from the Index and its published values. If required data licenses are unavailable or revoked, or fees materially increase, Index calculation or dissemination may be interrupted or terminated on short notice.

Tracking Difference and Tracking Error Risk. The Fund's results may differ from those of the Index for various reasons. The Fund bears operating expenses and portfolio transaction costs that the Index does not. The Fund may not be fully invested in Index constituents at all times, may hold securities not included in the Index, and may experience timing differences, cash holdings, corporate actions, tax considerations, or fair-value pricing that contribute to tracking difference.

•          Unaffiliated Index Provider Risk.  The Index is owned and maintained by an unaffiliated third party (the "Index Provider"). The Adviser has no control over the Index methodology or the Index Provider's determinations, including how the methodology is interpreted or applied to corporate actions, data questions, or constituent eligibility. Decisions, changes, or failures by the Index Provider may adversely affect the Index and, in turn, the Fund.

Valuation Risk.  Certain portfolio holdings, and potentially a significant portion of the Fund's portfolio, may be valued using factors other than market quotations. This may occur more frequently during periods of market stress or reduced liquidity. When market quotations are not readily available, a portfolio holding may be valued using one of several available methods. The value assigned to a holding at a given time may differ from the value that would result if a different methodology were used or if the holding were priced using market quotations. Portfolio holdings valued using methods other than market quotations, including "fair-valued" securities, may experience greater day-to-day fluctuations in value than if market quotations were available.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will present a calendar-year bar chart and a table showing average annual total returns, which will help illustrate return variability over time and will compare the Fund's results with those of the Index and a broad-based securities market index.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Manager: The individual primarily responsible for the day-to-day management of the Fund is Anthony Aukett, Portfolio Manager for the Adviser; who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares
The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

 If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may, from their own resources, compensate the intermediary for activities related to the distribution, marketing, promotion, or sale of Shares, or for shareholder and educational support. These payments may create a conflict of interest by incentivizing the intermediary or its personnel to recommend the Fund over other investments. Such payments are not made by the Fund and do not increase the expenses paid by the Fund. Ask your salesperson or visit your intermediary's website for more information.

FUND SUMMARY – Corgi High Yield Corporate Bond ETF

Investment Objective

The Corgi High Yield Corporate Bond ETF (the "Fund") seeks to provide investment results that, before fees and expenses, track the investment results of an index composed of U.S. dollar-denominated, high yield corporate bonds.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other possible fees, such as your broker-dealer's brokerage commissions and any other fees from financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and/or Service (12b-1) Fees	[ ]%
Other Expenses(2)	[ ]%
Total Annual Fund Operating Expenses	[ ]%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

In seeking to track the performance of the [ ] (the "Index"), the Fund utilizes a sampling approach, meaning it is not required to buy each security included in the Index. Instead, the Fund may invest in a portion of the Index securities in an effort to maintain a portfolio that, in the aggregate, has generally similar risk and return characteristics to the Index. The number of securities held by the Fund will depend on various factors, including the Fund's asset size. The Fund's investment adviser may invest the Fund's assets in a subset of the Index securities or may invest in substantially all of the securities comprising the Index in approximately the same proportions as the Index, as the Adviser determines is in the best interests of the Fund in pursuing its objective. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. As a result, the Fund may invest a greater percentage of its assets in the securities of a smaller number of issuers than a diversified fund.

The Fund has adopted a non-fundamental investment policy to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in the types of investments suggested by the Fund's name (the "80% investment policy"). The Fund considers the investments suggested by its name to be U.S. dollar-denominated, high yield corporate bonds, which are the securities that comprise the Index. In addition, in seeking to track the Index, the Fund may invest in fixed-income securities not included in the Index, cash and cash equivalents, and money market instruments (including money market funds advised by the Adviser). The Fund's 80% investment policy may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

The Index consists of U.S. dollar-denominated, high yield corporate bonds for sale in the United States. The Index is designed to provide a broad representation of the U.S. dollar-denominated high yield liquid corporate bond market. The securities in the Index must be fixed-rate, have a minimum amount outstanding of $400 million, and have at least one year to maturity. The Index includes both U.S. and non-U.S. corporate issuers. The Index is market value-weighted and is rebalanced on the last business day of each month.

The Index is sponsored by [ ] (the "Index Provider"), which is not affiliated with the Fund or the Adviser. The Index Provider determines the Index's composition and the relative weightings of the securities included in the Index and publishes information regarding the Index's market value.

The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is so concentrated. The degree to which components of the Index represent certain sectors or industries may change over time.

Principal Risks of Investing in the Fund

The principal risks are presented below in alphabetical order. The order in which the risks appear does not necessarily indicate the relative importance of any particular risk to the Fund. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Call Risk. During periods of falling interest rates, an issuer of a callable debt obligation held by the Fund may "call" or repay the debt obligation before its stated maturity, and the Fund may have to reinvest the proceeds in instruments with lower yields, which would result in a decline in the Fund's income, or in instruments with greater risks or with other less favorable features.

Cash Transaction Risk. The Fund may effect creations and redemptions partly or wholly for cash rather than in kind. As a result, the Fund may incur certain costs, such as brokerage expenses, and may recognize taxable gains or losses that it might not have incurred if it had made redemptions in kind. These costs may decrease the Fund's NAV to the extent that the costs are not offset by transaction fees charged to authorized participants. Cash transactions may also reduce the tax efficiency typically associated with ETFs that redeem in kind.

Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund's investments more than the market as a whole, to the extent that the Fund's investments are concentrated in the securities or other assets of one or more issuers, countries, industries, or asset classes.

Corporate Bond Risk. Corporate bonds are subject to the risk that the issuer may not be able to make timely interest and principal payments. The value of corporate bonds may be affected by factors such as credit ratings, business and financial conditions of the issuer, and overall market conditions.

Credit Risk. The issuer of a fixed-income security may fail to make timely payments of interest or principal, or the issuer's credit rating may be downgraded. Changes in an issuer's financial condition or credit quality may adversely affect the value of its securities. Securities receiving the lowest investment-grade rating, and securities that are unrated but of comparable quality, may have more speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments.

Debt Securities Risk. The value of debt securities may rise or fall due to market fluctuations, increases in interest rates, the actual or perceived inability or unwillingness of issuers, guarantors, or liquidity providers to make scheduled principal or interest payments, or reduced liquidity in debt markets. Debt securities also involve the risk of lower returns due to reinvestment during periods of declining interest rates or early repayments by issuers of higher coupon or interest rate securities, and/or the risk of reduced income when interest rates fall. When interest rates rise, certain underlying obligations may be repaid substantially more slowly than expected and the value of those securities may decline sharply. Rising interest rates may cause the value of the Fund's fixed income securities to decrease, may adversely affect their liquidity, and may increase fixed income market volatility. If principal is prepaid sooner than anticipated, the Fund may need to reinvest that principal in obligations with lower interest rates. During periods of falling interest rates, the Fund's income may decrease. Interest rate changes generally have a greater impact on longer-duration debt securities. Returns from debt securities investments may lag returns from other investment alternatives, including equity securities.

Derivatives Risk. The Fund may invest up to 10% of its assets in futures, options, and swap contracts that the Adviser believes will help the Fund track the Index. Derivatives can be more volatile than the underlying securities and may behave in unexpected ways, especially in unusual market conditions. The use of derivatives may magnify gains or losses, create counterparty risk if a derivatives counterparty fails to perform, expose the Fund to settlement delays and collateral requirements, and result in tax treatment that differs from direct holdings of the underlying securities. The Fund's use of derivatives may also produce tracking error relative to the Index, particularly if the cost or availability of the derivative differs materially from the underlying exposure.

Duration Risk. Duration is a measure of a Fund's price sensitivity to changes in interest rates. The longer a Fund's duration, the more sensitive the Fund will be to changes in interest rates. For example, the value of a security with a duration of five years would generally be expected to decrease by approximately 5% for every 1% increase in interest rates, and to increase by approximately 5% for every 1% decrease in interest rates. Funds with longer durations are generally subject to greater interest-rate sensitivity than funds with shorter durations.

ETF Risks. The Fund is an exchange-traded fund ("ETF") and is subject to risks associated with ETF structure and secondary-market trading. These include potential reliance on a limited number of market makers and Authorized Participants, the possibility that Shares trade at prices different from NAV, and the trading and transaction-cost considerations described below.

• AP and Market Maker Dependence Risk. The Fund relies on a limited number of financial institutions that are authorized to purchase and redeem Creation Units directly with the Fund (each, an Authorized Participant or "AP"). There may also be a limited number of market makers and other liquidity providers active in Shares. If (i) APs exit the business, become unable to process creation and/or redemption orders, and no other APs step in, or (ii) market makers and/or other liquidity providers leave the market or materially scale back their activity and no replacements emerge, Shares may trade at a material discount to NAV and, in extreme cases, could face delisting.

• Costs of Buying or Selling Shares. Investors who trade Shares in the secondary market will pay brokerage commissions or other charges set by their broker. Commissions are often fixed amounts and can be a significant proportional cost for investors transacting in small sizes. Secondary-market investors also bear the bid-ask spread. The spread varies over time with trading volume and market liquidity; generally narrower when trading volume and liquidity are higher and wider when they are lower. A relatively small investor base, sizable asset flows into or out of a Fund, and/or periods of elevated market volatility may widen spreads. Because commissions and spreads add to trading costs, frequent trading of Shares can materially reduce returns and may be inadvisable for investors who expect to make regular, small purchases or sales.

• Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares trade on an exchange at market prices that may differ from a Fund's NAV. At times, Shares may trade at an intraday premium (above NAV) or discount (below NAV) due to supply and demand for Shares or during volatile markets. This risk can be heightened in periods of market stress, sharp market declines, or when secondary-market trading activity in Shares is limited, in which case premiums or discounts may be significant.

• Trading. Although Shares are listed for trading on [ ] (the "Exchange") and may trade on other U.S. exchanges, there is no assurance that Shares will trade with active volume, or trade at all, on any exchange. In stressed market conditions, the liquidity of Shares and the liquidity of a Fund's portfolio holdings may deteriorate.

Foreign Issuer Risk. The Fund may invest in securities of non-U.S. issuers. Investments in securities of non-U.S. issuers are subject to risks not typically associated with investments in U.S. securities, including adverse political, social, and economic developments and differing regulatory environments.

High Yield Securities Risk. Securities rated below investment grade are commonly referred to as high yield securities or "junk bonds." High yield securities are often issued by issuers that are restructuring, are smaller or less creditworthy than other issuers, or are more highly indebted than other issuers. High yield securities are subject to greater risk of loss of income and principal than higher rated securities and are considered speculative. The prices of high yield securities are likely to be more sensitive to adverse economic changes or individual issuer developments than higher rated securities. During an economic downturn or substantial period of rising interest rates, high yield security issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations. The secondary market for high yield securities may be less liquid than the markets for higher quality securities.

Income Risk. The Fund's income may decrease due to declining interest rates or other factors. During periods of falling interest rates, issuers of securities held by the Fund may call or redeem those securities, and the Fund would generally need to reinvest the proceeds in securities that pay lower interest rates. If an obligation held by the Fund is prepaid, the Fund may be required to reinvest the prepaid principal in other obligations that generate income at lower rates.

•          Index Calculation & Methodology Risk.  The Index may be calculated incorrectly or the methodology may be misapplied due to errors, delays, or omissions in data, corporate action processing, or the application of Index rules. Such issues may cause unintended inclusions or exclusions, inaccurate weights, or delayed implementation of Index changes and, until corrected, may cause the Fund to deviate from its intended exposures and from the Index's published values.

Inflation Risk. Inflation reduces the purchasing power of income and principal. Higher inflation expectations can lead to higher interest rates, which generally would reduce the value of fixed-income securities and could adversely affect the Fund's returns.

Interest Rate Risk. The value of the Fund's investments in fixed-income securities will generally decline when interest rates rise. The risk is greater for longer-duration bonds. A period of rising interest rates may negatively affect the Fund's performance. Securities with longer maturities tend to produce higher yields but are more sensitive to changes in interest rates and are subject to greater fluctuations in value.

Limited Shareholder Rights Risk. The Trust's governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings of shareholders and permits removal of a Trustee only by the remaining Trustees. The Trust's Declaration of Trust provides that certain disputes must be resolved in a specific state court and contains a jury trial waiver. These provisions may discourage certain types of claims or limit shareholders' ability to bring claims in a judicial forum they consider favorable. In addition, under the Declaration of Trust, the Board may take certain actions without a shareholder vote, including liquidating the Fund. These provisions, set forth in Article VI, Section 4 of the Declaration of Trust, do not apply to claims arising under the federal securities laws.

Liquidity Risk. Certain fixed-income investments may become less liquid, particularly during periods of market stress, reduced dealer balance sheet capacity, or heightened volatility. Reduced liquidity may make it more difficult or costly to buy or sell securities at desired times or prices, may increase bid-ask spreads, and may contribute to valuation differences and tracking error.

Market Risk. The Fund's investments are subject to changes in overall economic conditions, broad market movements, and the risks inherent in investing in securities markets. Markets may be volatile, and investment prices may fluctuate significantly due to various factors, including, but not limited to, economic expansion or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and overall market liquidity. The Fund also faces the risk that geopolitical developments may disrupt securities markets and negatively affect global economies and markets. Local, regional, or global events (such as war, terrorism, the spread of infectious disease or other public health concerns, or similar events) could materially affect the Fund and its investments.

New Adviser Risk. The Adviser is a recently registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser, and the Adviser may not be successful in implementing a Fund's investment approach or in achieving a Fund's intended investment objective.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve efficient index tracking.

Non-Diversification Risk. The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended. As a result, the Fund may invest a greater percentage of its assets in the securities of a smaller number of issuers than a diversified fund. The Fund's performance may be more sensitive to any single economic, business, political, regulatory, or other occurrence affecting those issuers.

Operational and Cybersecurity Risk. The Fund and its service providers rely on complex processes and technology. Human error, processing or communication failures, cyber incidents, or disruptions at counterparties and other third parties could impair operations, result in financial loss, or hinder the Fund's ability to meet its objective.

Passive Strategy Risk. The Fund seeks to track the Index and, under normal circumstances, does not take temporary defensive positions. Performance may deviate from broad market returns or active strategies; the Fund will not attempt to mitigate declines in the Index.

•          Third-Party Data Risk.  The Index relies on third-party data (e.g., prices, amounts outstanding/issue size (and, where applicable, float-adjusted amounts outstanding), classifications, and corporate actions) and may be calculated by an unaffiliated index calculation agent based on rules owned and set by the Index Provider. Errors, delays, or misapplications by data vendors, the Index Provider, or the index calculation agent may cause incorrect constituents/weights or delayed changes, which could cause the Fund to deviate from the Index and its published values. If required data licenses are unavailable or revoked, or fees materially increase, Index calculation or dissemination may be interrupted or terminated on short notice.

Tracking Difference and Tracking Error Risk. The Fund's results may differ from those of the Index for various reasons. The Fund bears operating expenses and portfolio transaction costs that the Index does not. The Fund may not be fully invested in Index constituents at all times, may hold securities not included in the Index, and may experience timing differences, cash holdings, corporate actions, tax considerations, or fair-value pricing that contribute to tracking difference.

•          Unaffiliated Index Provider Risk.  The Index is owned and maintained by an unaffiliated third party (the "Index Provider"). The Adviser has no control over the Index methodology or the Index Provider's determinations, including how the methodology is interpreted or applied to corporate actions, data questions, or constituent eligibility. Decisions, changes, or failures by the Index Provider may adversely affect the Index and, in turn, the Fund.

Valuation Risk.  Certain portfolio holdings, and potentially a significant portion of the Fund's portfolio, may be valued using factors other than market quotations. This may occur more frequently during periods of market stress or reduced liquidity. When market quotations are not readily available, a portfolio holding may be valued using one of several available methods. The value assigned to a holding at a given time may differ from the value that would result if a different methodology were used or if the holding were priced using market quotations. Portfolio holdings valued using methods other than market quotations, including "fair-valued" securities, may experience greater day-to-day fluctuations in value than if market quotations were available.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will present a calendar-year bar chart and a table showing average annual total returns, which will help illustrate return variability over time and will compare the Fund's results with those of the Index and a broad-based securities market index.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Manager: The individual primarily responsible for the day-to-day management of the Fund is Anthony Aukett, Portfolio Manager for the Adviser; who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares
The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

 If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may, from their own resources, compensate the intermediary for activities related to the distribution, marketing, promotion, or sale of Shares, or for shareholder and educational support. These payments may create a conflict of interest by incentivizing the intermediary or its personnel to recommend the Fund over other investments. Such payments are not made by the Fund and do not increase the expenses paid by the Fund. Ask your salesperson or visit your intermediary's website for more information.

FUND SUMMARY – Corgi Fallen Angels Bond ETF

Investment Objective

The Corgi Fallen Angels Bond ETF (the "Fund") seeks to provide investment results that, before fees and expenses, track the investment results of an index composed of U.S. dollar-denominated bonds that were rated investment grade at the time of issuance but have since been downgraded to below investment grade.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other possible fees, such as your broker-dealer's brokerage commissions and any other fees from financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and/or Service (12b-1) Fees	[ ]%
Other Expenses(2)	[ ]%
Total Annual Fund Operating Expenses	[ ]%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

In seeking to track the performance of the [ ] (the "Index"), the Fund utilizes a sampling approach, meaning it is not required to buy each security included in the Index. Instead, the Fund may invest in a portion of the Index securities in an effort to maintain a portfolio that, in the aggregate, has generally similar risk and return characteristics to the Index. The number of securities held by the Fund will depend on various factors, including the Fund's asset size. The Fund's investment adviser may invest the Fund's assets in a subset of the Index securities or may invest in substantially all of the securities comprising the Index in approximately the same proportions as the Index, as the Adviser determines is in the best interests of the Fund in pursuing its objective. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. As a result, the Fund may invest a greater percentage of its assets in the securities of a smaller number of issuers than a diversified fund.

The Fund has adopted a non-fundamental investment policy to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in the types of investments suggested by the Fund's name (the "80% investment policy"). The Fund considers the investments suggested by its name to be U.S. dollar-denominated bonds that were rated investment grade at the time of issuance but have since been downgraded to below investment grade ("fallen angel" bonds), which are the securities that comprise the Index. In addition, in seeking to track the Index, the Fund may invest in fixed-income securities not included in the Index, cash and cash equivalents, and money market instruments (including money market funds advised by the Adviser). The Fund's 80% investment policy may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

The Index is comprised of below investment grade corporate bonds denominated in U.S. dollars that were rated investment grade at the time of issuance. Qualifying securities must be issued in the U.S. domestic market and have a below investment grade rating. Defaulted securities are removed from the Index at the end of the month in which they default. The Index is comprised of bonds issued by both U.S. and non-U.S. issuers. The Index is rebalanced on the last business day of each month.

The Index is sponsored by [ ] (the "Index Provider"), which is not affiliated with the Fund or the Adviser. The Index Provider determines the Index's composition and the relative weightings of the securities included in the Index and publishes information regarding the Index's market value.

The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is so concentrated. The degree to which components of the Index represent certain sectors or industries may change over time.

Principal Risks of Investing in the Fund

The principal risks are presented below in alphabetical order. The order in which the risks appear does not necessarily indicate the relative importance of any particular risk to the Fund. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Call Risk. During periods of falling interest rates, an issuer of a callable debt obligation held by the Fund may "call" or repay the debt obligation before its stated maturity, and the Fund may have to reinvest the proceeds in instruments with lower yields, which would result in a decline in the Fund's income, or in instruments with greater risks or with other less favorable features.

Cash Transaction Risk. The Fund may effect creations and redemptions partly or wholly for cash rather than in kind. As a result, the Fund may incur certain costs, such as brokerage expenses, and may recognize taxable gains or losses that it might not have incurred if it had made redemptions in kind. These costs may decrease the Fund's NAV to the extent that the costs are not offset by transaction fees charged to authorized participants. Cash transactions may also reduce the tax efficiency typically associated with ETFs that redeem in kind.

Concentration Risk. To the extent the Fund's underlying Index concentrates in a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent. A concentrated fund may be more susceptible to risks of adverse economic, business, regulatory, or other developments affecting that industry or group of industries than a more broadly diversified fund.

Credit Risk. The issuer of a fixed-income security may fail to make timely payments of interest or principal, or the issuer's credit rating may be downgraded. Changes in an issuer's financial condition or credit quality may adversely affect the value of its securities. Securities receiving the lowest investment-grade rating, and securities that are unrated but of comparable quality, may have more speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments.

Debt Securities Risk. The value of debt securities may rise or fall due to market fluctuations, increases in interest rates, the actual or perceived inability or unwillingness of issuers, guarantors, or liquidity providers to make scheduled principal or interest payments, or reduced liquidity in debt markets. Debt securities also involve the risk of lower returns due to reinvestment during periods of declining interest rates or early repayments by issuers of higher coupon or interest rate securities, and/or the risk of reduced income when interest rates fall. When interest rates rise, certain underlying obligations may be repaid substantially more slowly than expected and the value of those securities may decline sharply. Rising interest rates may cause the value of the Fund's fixed income securities to decrease, may adversely affect their liquidity, and may increase fixed income market volatility. If principal is prepaid sooner than anticipated, the Fund may need to reinvest that principal in obligations with lower interest rates. During periods of falling interest rates, the Fund's income may decrease. Interest rate changes generally have a greater impact on longer-duration debt securities. Returns from debt securities investments may lag returns from other investment alternatives, including equity securities.

Derivatives Risk. The Fund may invest up to 10% of its assets in futures, options, and swap contracts that the Adviser believes will help the Fund track the Index. Derivatives can be more volatile than the underlying securities and may behave in unexpected ways, especially in unusual market conditions. The use of derivatives may magnify gains or losses, create counterparty risk if a derivatives counterparty fails to perform, expose the Fund to settlement delays and collateral requirements, and result in tax treatment that differs from direct holdings of the underlying securities. The Fund's use of derivatives may also produce tracking error relative to the Index, particularly if the cost or availability of the derivative differs materially from the underlying exposure.

Duration Risk. Duration is a measure of a Fund's price sensitivity to changes in interest rates. The longer a Fund's duration, the more sensitive the Fund will be to changes in interest rates. For example, the value of a security with a duration of five years would generally be expected to decrease by approximately 5% for every 1% increase in interest rates, and to increase by approximately 5% for every 1% decrease in interest rates. Funds with longer durations are generally subject to greater interest-rate sensitivity than funds with shorter durations.

ETF Risks. The Fund is an exchange-traded fund ("ETF") and is subject to risks associated with ETF structure and secondary-market trading. These include potential reliance on a limited number of market makers and Authorized Participants, the possibility that Shares trade at prices different from NAV, and the trading and transaction-cost considerations described below.

• AP and Market Maker Dependence Risk. The Fund relies on a limited number of financial institutions that are authorized to purchase and redeem Creation Units directly with the Fund (each, an Authorized Participant or "AP"). There may also be a limited number of market makers and other liquidity providers active in Shares. If (i) APs exit the business, become unable to process creation and/or redemption orders, and no other APs step in, or (ii) market makers and/or other liquidity providers leave the market or materially scale back their activity and no replacements emerge, Shares may trade at a material discount to NAV and, in extreme cases, could face delisting.

• Costs of Buying or Selling Shares. Investors who trade Shares in the secondary market will pay brokerage commissions or other charges set by their broker. Commissions are often fixed amounts and can be a significant proportional cost for investors transacting in small sizes. Secondary-market investors also bear the bid-ask spread. The spread varies over time with trading volume and market liquidity; generally narrower when trading volume and liquidity are higher and wider when they are lower. A relatively small investor base, sizable asset flows into or out of a Fund, and/or periods of elevated market volatility may widen spreads. Because commissions and spreads add to trading costs, frequent trading of Shares can materially reduce returns and may be inadvisable for investors who expect to make regular, small purchases or sales.

• Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares trade on an exchange at market prices that may differ from a Fund's NAV. At times, Shares may trade at an intraday premium (above NAV) or discount (below NAV) due to supply and demand for Shares or during volatile markets. This risk can be heightened in periods of market stress, sharp market declines, or when secondary-market trading activity in Shares is limited, in which case premiums or discounts may be significant.

• Trading. Although Shares are listed for trading on [ ] (the "Exchange") and may trade on other U.S. exchanges, there is no assurance that Shares will trade with active volume, or trade at all, on any exchange. In stressed market conditions, the liquidity of Shares and the liquidity of a Fund's portfolio holdings may deteriorate.

Fallen Angel Risk. "Fallen angel" securities are bonds originally rated investment grade but subsequently downgraded to below investment grade. These securities may experience significant price declines as a result of the downgrade and may be more volatile and less liquid than bonds that were originally issued as high yield. The market for fallen angel bonds may be less developed than the broader high yield market.

Foreign Issuer Risk. The Fund may invest in securities of non-U.S. issuers. Investments in securities of non-U.S. issuers are subject to risks not typically associated with investments in U.S. securities, including adverse political, social, and economic developments and differing regulatory environments.

High Yield Securities Risk. Securities rated below investment grade are commonly referred to as high yield securities or "junk bonds." High yield securities are often issued by issuers that are restructuring, are smaller or less creditworthy than other issuers, or are more highly indebted than other issuers. High yield securities are subject to greater risk of loss of income and principal than higher rated securities and are considered speculative. The prices of high yield securities are likely to be more sensitive to adverse economic changes or individual issuer developments than higher rated securities. During an economic downturn or substantial period of rising interest rates, high yield security issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations. The secondary market for high yield securities may be less liquid than the markets for higher quality securities.

Income Risk. The Fund's income may decrease due to declining interest rates or other factors. During periods of falling interest rates, issuers of securities held by the Fund may call or redeem those securities, and the Fund would generally need to reinvest the proceeds in securities that pay lower interest rates. If an obligation held by the Fund is prepaid, the Fund may be required to reinvest the prepaid principal in other obligations that generate income at lower rates.

•          Index Calculation & Methodology Risk.  The Index may be calculated incorrectly or the methodology may be misapplied due to errors, delays, or omissions in data, corporate action processing, or the application of Index rules. Such issues may cause unintended inclusions or exclusions, inaccurate weights, or delayed implementation of Index changes and, until corrected, may cause the Fund to deviate from its intended exposures and from the Index's published values.

Inflation Risk. Inflation reduces the purchasing power of income and principal. Higher inflation expectations can lead to higher interest rates, which generally would reduce the value of fixed-income securities and could adversely affect the Fund's returns.

Interest Rate Risk. The value of the Fund's investments in fixed-income securities will generally decline when interest rates rise. The risk is greater for longer-duration bonds. A period of rising interest rates may negatively affect the Fund's performance. Securities with longer maturities tend to produce higher yields but are more sensitive to changes in interest rates and are subject to greater fluctuations in value.

Limited Shareholder Rights Risk. The Trust's governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings of shareholders and permits removal of a Trustee only by the remaining Trustees. The Trust's Declaration of Trust provides that certain disputes must be resolved in a specific state court and contains a jury trial waiver. These provisions may discourage certain types of claims or limit shareholders' ability to bring claims in a judicial forum they consider favorable. In addition, under the Declaration of Trust, the Board may take certain actions without a shareholder vote, including liquidating the Fund. These provisions, set forth in Article VI, Section 4 of the Declaration of Trust, do not apply to claims arising under the federal securities laws.

Liquidity Risk. Certain fixed-income investments may become less liquid, particularly during periods of market stress, reduced dealer balance sheet capacity, or heightened volatility. Reduced liquidity may make it more difficult or costly to buy or sell securities at desired times or prices, may increase bid-ask spreads, and may contribute to valuation differences and tracking error.

Market Risk. The Fund's investments are subject to changes in overall economic conditions, broad market movements, and the risks inherent in investing in securities markets. Markets may be volatile, and investment prices may fluctuate significantly due to various factors, including, but not limited to, economic expansion or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and overall market liquidity. The Fund also faces the risk that geopolitical developments may disrupt securities markets and negatively affect global economies and markets. Local, regional, or global events (such as war, terrorism, the spread of infectious disease or other public health concerns, or similar events) could materially affect the Fund and its investments.

New Adviser Risk. The Adviser is a recently registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser, and the Adviser may not be successful in implementing a Fund's investment approach or in achieving a Fund's intended investment objective.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve efficient index tracking.

Non-Diversification Risk. The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended. As a result, the Fund may invest a greater percentage of its assets in the securities of a smaller number of issuers than a diversified fund. The Fund's performance may be more sensitive to any single economic, business, political, regulatory, or other occurrence affecting those issuers.

Operational and Cybersecurity Risk. The Fund and its service providers rely on complex processes and technology. Human error, processing or communication failures, cyber incidents, or disruptions at counterparties and other third parties could impair operations, result in financial loss, or hinder the Fund's ability to meet its objective.

Passive Strategy Risk. The Fund seeks to track the Index and, under normal circumstances, does not take temporary defensive positions. Performance may deviate from broad market returns or active strategies; the Fund will not attempt to mitigate declines in the Index.

•          Third-Party Data Risk.  The Index relies on third-party data (e.g., prices, amounts outstanding/issue size (and, where applicable, float-adjusted amounts outstanding), classifications, and corporate actions) and may be calculated by an unaffiliated index calculation agent based on rules owned and set by the Index Provider. Errors, delays, or misapplications by data vendors, the Index Provider, or the index calculation agent may cause incorrect constituents/weights or delayed changes, which could cause the Fund to deviate from the Index and its published values. If required data licenses are unavailable or revoked, or fees materially increase, Index calculation or dissemination may be interrupted or terminated on short notice.

Tracking Difference and Tracking Error Risk. The Fund's results may differ from those of the Index for various reasons. The Fund bears operating expenses and portfolio transaction costs that the Index does not. The Fund may not be fully invested in Index constituents at all times, may hold securities not included in the Index, and may experience timing differences, cash holdings, corporate actions, tax considerations, or fair-value pricing that contribute to tracking difference.

•          Unaffiliated Index Provider Risk.  The Index is owned and maintained by an unaffiliated third party (the "Index Provider"). The Adviser has no control over the Index methodology or the Index Provider's determinations, including how the methodology is interpreted or applied to corporate actions, data questions, or constituent eligibility. Decisions, changes, or failures by the Index Provider may adversely affect the Index and, in turn, the Fund.

Valuation Risk.  Certain portfolio holdings, and potentially a significant portion of the Fund's portfolio, may be valued using factors other than market quotations. This may occur more frequently during periods of market stress or reduced liquidity. When market quotations are not readily available, a portfolio holding may be valued using one of several available methods. The value assigned to a holding at a given time may differ from the value that would result if a different methodology were used or if the holding were priced using market quotations. Portfolio holdings valued using methods other than market quotations, including "fair-valued" securities, may experience greater day-to-day fluctuations in value than if market quotations were available.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will present a calendar-year bar chart and a table showing average annual total returns, which will help illustrate return variability over time and will compare the Fund's results with those of the Index and a broad-based securities market index.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Manager: The individual primarily responsible for the day-to-day management of the Fund is Anthony Aukett, Portfolio Manager for the Adviser; who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares
The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

 If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may, from their own resources, compensate the intermediary for activities related to the distribution, marketing, promotion, or sale of Shares, or for shareholder and educational support. These payments may create a conflict of interest by incentivizing the intermediary or its personnel to recommend the Fund over other investments. Such payments are not made by the Fund and do not increase the expenses paid by the Fund. Ask your salesperson or visit your intermediary's website for more information.

FUND SUMMARY – Corgi MBS Bond ETF

Investment Objective

The Corgi MBS Bond ETF (the "Fund") seeks to provide investment results that, before fees and expenses, track the investment results of an index composed of investment-grade U.S. agency mortgage-backed pass-through securities.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other possible fees, such as your broker-dealer's brokerage commissions and any other fees from financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and/or Service (12b-1) Fees	[ ]%
Other Expenses(2)	[ ]%
Total Annual Fund Operating Expenses	[ ]%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

In seeking to track the performance of the [ ] (the "Index"), the Fund utilizes a sampling approach, meaning it is not required to buy each security included in the Index. Instead, the Fund may invest in a portion of the Index securities in an effort to maintain a portfolio that, in the aggregate, has generally similar risk and return characteristics to the Index. The number of securities held by the Fund will depend on various factors, including the Fund's asset size. The Fund's investment adviser may invest the Fund's assets in a subset of the Index securities or may invest in substantially all of the securities comprising the Index in approximately the same proportions as the Index, as the Adviser determines is in the best interests of the Fund in pursuing its objective. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. As a result, the Fund may invest a greater percentage of its assets in the securities of a smaller number of issuers than a diversified fund.

The Fund has adopted a non-fundamental investment policy to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in the types of investments suggested by the Fund's name (the "80% investment policy"). The Fund considers the investments suggested by its name to be investment-grade U.S. agency mortgage-backed pass-through securities, which are the securities that comprise the Index. In addition, in seeking to track the Index, the Fund may invest in fixed-income securities not included in the Index, cash and cash equivalents, and money market instruments (including money market funds advised by the Adviser). The Fund's 80% investment policy may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

The Index is designed to measure the performance of investment-grade mortgage-backed pass-through securities issued and/or guaranteed by U.S. government agencies. The Index includes fixed-rate mortgage-backed pass-through securities guaranteed by the Government National Mortgage Association, the Federal National Mortgage Association, and the Federal Home Loan Mortgage Corporation. Securities in the Index must have $1 billion or more of outstanding face value, a remaining maturity of at least one year, and must be fixed-rate. The Index is weighted by market value and is rebalanced on the last business day of each month.

The Index is sponsored by [ ] (the "Index Provider"), which is not affiliated with the Fund or the Adviser. The Index Provider determines the Index's composition and the relative weightings of the securities included in the Index and publishes information regarding the Index's market value.

The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is so concentrated. The degree to which components of the Index represent certain sectors or industries may change over time.

Principal Risks of Investing in the Fund

The principal risks are presented below in alphabetical order. The order in which the risks appear does not necessarily indicate the relative importance of any particular risk to the Fund. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Cash Transaction Risk. The Fund may effect creations and redemptions partly or wholly for cash rather than in kind. As a result, the Fund may incur certain costs, such as brokerage expenses, and may recognize taxable gains or losses that it might not have incurred if it had made redemptions in kind. These costs may decrease the Fund's NAV to the extent that the costs are not offset by transaction fees charged to authorized participants. Cash transactions may also reduce the tax efficiency typically associated with ETFs that redeem in kind.

Concentration Risk. To the extent the Fund's underlying Index concentrates in a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent. A concentrated fund may be more susceptible to risks of adverse economic, business, regulatory, or other developments affecting that industry or group of industries than a more broadly diversified fund.

Credit Risk. The issuer of a fixed-income security may fail to make timely payments of interest or principal, or the issuer's credit rating may be downgraded. Changes in an issuer's financial condition or credit quality may adversely affect the value of its securities. Securities receiving the lowest investment-grade rating, and securities that are unrated but of comparable quality, may have more speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments.

Debt Securities Risk. The value of debt securities may rise or fall due to market fluctuations, increases in interest rates, the actual or perceived inability or unwillingness of issuers, guarantors, or liquidity providers to make scheduled principal or interest payments, or reduced liquidity in debt markets. Debt securities also involve the risk of lower returns due to reinvestment during periods of declining interest rates or early repayments by issuers of higher coupon or interest rate securities, and/or the risk of reduced income when interest rates fall. When interest rates rise, certain underlying obligations may be repaid substantially more slowly than expected and the value of those securities may decline sharply. Rising interest rates may cause the value of the Fund's fixed income securities to decrease, may adversely affect their liquidity, and may increase fixed income market volatility. If principal is prepaid sooner than anticipated, the Fund may need to reinvest that principal in obligations with lower interest rates. During periods of falling interest rates, the Fund's income may decrease. Interest rate changes generally have a greater impact on longer-duration debt securities. Returns from debt securities investments may lag returns from other investment alternatives, including equity securities.

Duration Risk. Duration is a measure of a Fund's price sensitivity to changes in interest rates. The longer a Fund's duration, the more sensitive the Fund will be to changes in interest rates. For example, the value of a security with a duration of five years would generally be expected to decrease by approximately 5% for every 1% increase in interest rates, and to increase by approximately 5% for every 1% decrease in interest rates. Funds with longer durations are generally subject to greater interest-rate sensitivity than funds with shorter durations.

ETF Risks. The Fund is an exchange-traded fund ("ETF") and is subject to risks associated with ETF structure and secondary-market trading. These include potential reliance on a limited number of market makers and Authorized Participants, the possibility that Shares trade at prices different from NAV, and the trading and transaction-cost considerations described below.

• AP and Market Maker Dependence Risk. The Fund relies on a limited number of financial institutions that are authorized to purchase and redeem Creation Units directly with the Fund (each, an Authorized Participant or "AP"). There may also be a limited number of market makers and other liquidity providers active in Shares. If (i) APs exit the business, become unable to process creation and/or redemption orders, and no other APs step in, or (ii) market makers and/or other liquidity providers leave the market or materially scale back their activity and no replacements emerge, Shares may trade at a material discount to NAV and, in extreme cases, could face delisting.

• Costs of Buying or Selling Shares. Investors who trade Shares in the secondary market will pay brokerage commissions or other charges set by their broker. Commissions are often fixed amounts and can be a significant proportional cost for investors transacting in small sizes. Secondary-market investors also bear the bid-ask spread. The spread varies over time with trading volume and market liquidity; generally narrower when trading volume and liquidity are higher and wider when they are lower. A relatively small investor base, sizable asset flows into or out of a Fund, and/or periods of elevated market volatility may widen spreads. Because commissions and spreads add to trading costs, frequent trading of Shares can materially reduce returns and may be inadvisable for investors who expect to make regular, small purchases or sales.

• Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares trade on an exchange at market prices that may differ from a Fund's NAV. At times, Shares may trade at an intraday premium (above NAV) or discount (below NAV) due to supply and demand for Shares or during volatile markets. This risk can be heightened in periods of market stress, sharp market declines, or when secondary-market trading activity in Shares is limited, in which case premiums or discounts may be significant.

• Trading. Although Shares are listed for trading on [ ] (the "Exchange") and may trade on other U.S. exchanges, there is no assurance that Shares will trade with active volume, or trade at all, on any exchange. In stressed market conditions, the liquidity of Shares and the liquidity of a Fund's portfolio holdings may deteriorate.

Extension Risk. During periods of rising interest rates, certain debt obligations may be paid off substantially more slowly than originally anticipated and the value of those debt obligations may fall sharply, resulting in a decline in the Fund's income and potentially in the value of the Fund's investments.

Government Securities Risk. Securities issued or guaranteed by U.S. government-sponsored entities are not backed by the full faith and credit of the U.S. government, and there is no assurance that the U.S. government will provide financial support.

Income Risk. The Fund's income may decrease due to declining interest rates or other factors. During periods of falling interest rates, issuers of securities held by the Fund may call or redeem those securities, and the Fund would generally need to reinvest the proceeds in securities that pay lower interest rates. If an obligation held by the Fund is prepaid, the Fund may be required to reinvest the prepaid principal in other obligations that generate income at lower rates.

•          Index Calculation & Methodology Risk.  The Index may be calculated incorrectly or the methodology may be misapplied due to errors, delays, or omissions in data, corporate action processing, or the application of Index rules. Such issues may cause unintended inclusions or exclusions, inaccurate weights, or delayed implementation of Index changes and, until corrected, may cause the Fund to deviate from its intended exposures and from the Index's published values.

Inflation Risk. Inflation reduces the purchasing power of income and principal. Higher inflation expectations can lead to higher interest rates, which generally would reduce the value of fixed-income securities and could adversely affect the Fund's returns.

Interest Rate Risk. The value of the Fund's investments in fixed-income securities will generally decline when interest rates rise. The risk is greater for longer-duration bonds. A period of rising interest rates may negatively affect the Fund's performance. Securities with longer maturities tend to produce higher yields but are more sensitive to changes in interest rates and are subject to greater fluctuations in value.

Limited Shareholder Rights Risk. The Trust's governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings of shareholders and permits removal of a Trustee only by the remaining Trustees. The Trust's Declaration of Trust provides that certain disputes must be resolved in a specific state court and contains a jury trial waiver. These provisions may discourage certain types of claims or limit shareholders' ability to bring claims in a judicial forum they consider favorable. In addition, under the Declaration of Trust, the Board may take certain actions without a shareholder vote, including liquidating the Fund. These provisions, set forth in Article VI, Section 4 of the Declaration of Trust, do not apply to claims arising under the federal securities laws.

Liquidity Risk. Certain fixed-income investments may become less liquid, particularly during periods of market stress, reduced dealer balance sheet capacity, or heightened volatility. Reduced liquidity may make it more difficult or costly to buy or sell securities at desired times or prices, may increase bid-ask spreads, and may contribute to valuation differences and tracking error.

Market Risk. The Fund's investments are subject to changes in overall economic conditions, broad market movements, and the risks inherent in investing in securities markets. Markets may be volatile, and investment prices may fluctuate significantly due to various factors, including, but not limited to, economic expansion or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and overall market liquidity. The Fund also faces the risk that geopolitical developments may disrupt securities markets and negatively affect global economies and markets. Local, regional, or global events (such as war, terrorism, the spread of infectious disease or other public health concerns, or similar events) could materially affect the Fund and its investments.

Mortgage-Backed Securities Risk. Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. During periods of declining interest rates, prepayment of underlying mortgages generally increases, which may cause the average anticipated maturity of the mortgage-backed securities to decrease and the Fund to have to reinvest the resulting proceeds at lower interest rates.

New Adviser Risk. The Adviser is a recently registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser, and the Adviser may not be successful in implementing a Fund's investment approach or in achieving a Fund's intended investment objective.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve efficient index tracking.

Non-Diversification Risk. The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended. As a result, the Fund may invest a greater percentage of its assets in the securities of a smaller number of issuers than a diversified fund. The Fund's performance may be more sensitive to any single economic, business, political, regulatory, or other occurrence affecting those issuers.

Operational and Cybersecurity Risk. The Fund and its service providers rely on complex processes and technology. Human error, processing or communication failures, cyber incidents, or disruptions at counterparties and other third parties could impair operations, result in financial loss, or hinder the Fund's ability to meet its objective.

Passive Strategy Risk. The Fund seeks to track the Index and, under normal circumstances, does not take temporary defensive positions. Performance may deviate from broad market returns or active strategies; the Fund will not attempt to mitigate declines in the Index.

Prepayment Risk. During periods of falling interest rates, issuers of certain debt obligations may repay principal prior to the debt obligation's maturity, which may cause the Fund to have to reinvest in instruments with lower yields or a higher risk of default, resulting in a decline in the Fund's income or return potential.

•          Third-Party Data Risk.  The Index relies on third-party data (e.g., prices, amounts outstanding/issue size (and, where applicable, float-adjusted amounts outstanding), classifications, and corporate actions) and may be calculated by an unaffiliated index calculation agent based on rules owned and set by the Index Provider. Errors, delays, or misapplications by data vendors, the Index Provider, or the index calculation agent may cause incorrect constituents/weights or delayed changes, which could cause the Fund to deviate from the Index and its published values. If required data licenses are unavailable or revoked, or fees materially increase, Index calculation or dissemination may be interrupted or terminated on short notice.

Tracking Difference and Tracking Error Risk. The Fund's results may differ from those of the Index for various reasons. The Fund bears operating expenses and portfolio transaction costs that the Index does not. The Fund may not be fully invested in Index constituents at all times, may hold securities not included in the Index, and may experience timing differences, cash holdings, corporate actions, tax considerations, or fair-value pricing that contribute to tracking difference.

•          Unaffiliated Index Provider Risk.  The Index is owned and maintained by an unaffiliated third party (the "Index Provider"). The Adviser has no control over the Index methodology or the Index Provider's determinations, including how the methodology is interpreted or applied to corporate actions, data questions, or constituent eligibility. Decisions, changes, or failures by the Index Provider may adversely affect the Index and, in turn, the Fund.

Valuation Risk.  Certain portfolio holdings, and potentially a significant portion of the Fund's portfolio, may be valued using factors other than market quotations. This may occur more frequently during periods of market stress or reduced liquidity. When market quotations are not readily available, a portfolio holding may be valued using one of several available methods. The value assigned to a holding at a given time may differ from the value that would result if a different methodology were used or if the holding were priced using market quotations. Portfolio holdings valued using methods other than market quotations, including "fair-valued" securities, may experience greater day-to-day fluctuations in value than if market quotations were available.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will present a calendar-year bar chart and a table showing average annual total returns, which will help illustrate return variability over time and will compare the Fund's results with those of the Index and a broad-based securities market index.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Manager: The individual primarily responsible for the day-to-day management of the Fund is Anthony Aukett, Portfolio Manager for the Adviser; who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares
The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

 If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may, from their own resources, compensate the intermediary for activities related to the distribution, marketing, promotion, or sale of Shares, or for shareholder and educational support. These payments may create a conflict of interest by incentivizing the intermediary or its personnel to recommend the Fund over other investments. Such payments are not made by the Fund and do not increase the expenses paid by the Fund. Ask your salesperson or visit your intermediary's website for more information.

FUND SUMMARY – Corgi CMBS Bond ETF

Investment Objective

The Corgi CMBS Bond ETF (the "Fund") seeks to provide investment results that, before fees and expenses, track the investment results of an index composed of investment-grade commercial mortgage-backed securities.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other possible fees, such as your broker-dealer's brokerage commissions and any other fees from financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and/or Service (12b-1) Fees	[ ]%
Other Expenses(2)	[ ]%
Total Annual Fund Operating Expenses	[ ]%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

In seeking to track the performance of the [ ] (the "Index"), the Fund utilizes a sampling approach, meaning it is not required to buy each security included in the Index. Instead, the Fund may invest in a portion of the Index securities in an effort to maintain a portfolio that, in the aggregate, has generally similar risk and return characteristics to the Index. The number of securities held by the Fund will depend on various factors, including the Fund's asset size. The Fund's investment adviser may invest the Fund's assets in a subset of the Index securities or may invest in substantially all of the securities comprising the Index in approximately the same proportions as the Index, as the Adviser determines is in the best interests of the Fund in pursuing its objective. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. As a result, the Fund may invest a greater percentage of its assets in the securities of a smaller number of issuers than a diversified fund.

The Fund has adopted a non-fundamental investment policy to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in the types of investments suggested by the Fund's name (the "80% investment policy"). The Fund considers the investments suggested by its name to be investment-grade commercial mortgage-backed securities, which are the securities that comprise the Index. In addition, in seeking to track the Index, the Fund may invest in fixed-income securities not included in the Index, cash and cash equivalents, and money market instruments (including money market funds advised by the Adviser). The Fund's 80% investment policy may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

The Index is designed to measure the performance of investment-grade commercial mortgage-backed securities ("CMBS"), which are classes of securities that represent interests in pools of commercial mortgages. The Index includes investment-grade CMBS with $300 million or more of aggregate outstanding transaction size. The original aggregate transaction must be $500 million or more and the tranche size must be $25 million or more. CMBS must have an expected life of at least one year and must be either fixed-rate or subject to an interest rate cap. The Index is rebalanced on the last calendar day of each month.

The Index is sponsored by [ ] (the "Index Provider"), which is not affiliated with the Fund or the Adviser. The Index Provider determines the Index's composition and the relative weightings of the securities included in the Index and publishes information regarding the Index's market value.

The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is so concentrated. The degree to which components of the Index represent certain sectors or industries may change over time.

Principal Risks of Investing in the Fund

The principal risks are presented below in alphabetical order. The order in which the risks appear does not necessarily indicate the relative importance of any particular risk to the Fund. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Call Risk. During periods of falling interest rates, an issuer of a callable debt obligation held by the Fund may "call" or repay the debt obligation before its stated maturity, and the Fund may have to reinvest the proceeds in instruments with lower yields, which would result in a decline in the Fund's income, or in instruments with greater risks or with other less favorable features.

Cash Transaction Risk. The Fund may effect creations and redemptions partly or wholly for cash rather than in kind. As a result, the Fund may incur certain costs, such as brokerage expenses, and may recognize taxable gains or losses that it might not have incurred if it had made redemptions in kind. These costs may decrease the Fund's NAV to the extent that the costs are not offset by transaction fees charged to authorized participants. Cash transactions may also reduce the tax efficiency typically associated with ETFs that redeem in kind.

Commercial Mortgage-Backed Securities Risk. The value of CMBS may reflect adverse economic and market conditions, and CMBS are subject to risk of default on the underlying mortgages, particularly during periods of economic downturn. CMBS that are issued by non-government entities may offer higher yields, but also may be subject to greater volatility. CMBS are subject to a greater degree of prepayment and extension risk than many other forms of fixed-income securities and therefore react differently to changes in interest rates than other bonds.

Concentration Risk. To the extent the Fund's underlying Index concentrates in a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent. A concentrated fund may be more susceptible to risks of adverse economic, business, regulatory, or other developments affecting that industry or group of industries than a more broadly diversified fund.

Credit Risk. The issuer of a fixed-income security may fail to make timely payments of interest or principal, or the issuer's credit rating may be downgraded. Changes in an issuer's financial condition or credit quality may adversely affect the value of its securities. Securities receiving the lowest investment-grade rating, and securities that are unrated but of comparable quality, may have more speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments.

Debt Securities Risk. The value of debt securities may rise or fall due to market fluctuations, increases in interest rates, the actual or perceived inability or unwillingness of issuers, guarantors, or liquidity providers to make scheduled principal or interest payments, or reduced liquidity in debt markets. Debt securities also involve the risk of lower returns due to reinvestment during periods of declining interest rates or early repayments by issuers of higher coupon or interest rate securities, and/or the risk of reduced income when interest rates fall. When interest rates rise, certain underlying obligations may be repaid substantially more slowly than expected and the value of those securities may decline sharply. Rising interest rates may cause the value of the Fund's fixed income securities to decrease, may adversely affect their liquidity, and may increase fixed income market volatility. If principal is prepaid sooner than anticipated, the Fund may need to reinvest that principal in obligations with lower interest rates. During periods of falling interest rates, the Fund's income may decrease. Interest rate changes generally have a greater impact on longer-duration debt securities. Returns from debt securities investments may lag returns from other investment alternatives, including equity securities.

Duration Risk. Duration is a measure of a Fund's price sensitivity to changes in interest rates. The longer a Fund's duration, the more sensitive the Fund will be to changes in interest rates. For example, the value of a security with a duration of five years would generally be expected to decrease by approximately 5% for every 1% increase in interest rates, and to increase by approximately 5% for every 1% decrease in interest rates. Funds with longer durations are generally subject to greater interest-rate sensitivity than funds with shorter durations.

ETF Risks. The Fund is an exchange-traded fund ("ETF") and is subject to risks associated with ETF structure and secondary-market trading. These include potential reliance on a limited number of market makers and Authorized Participants, the possibility that Shares trade at prices different from NAV, and the trading and transaction-cost considerations described below.

• AP and Market Maker Dependence Risk. The Fund relies on a limited number of financial institutions that are authorized to purchase and redeem Creation Units directly with the Fund (each, an Authorized Participant or "AP"). There may also be a limited number of market makers and other liquidity providers active in Shares. If (i) APs exit the business, become unable to process creation and/or redemption orders, and no other APs step in, or (ii) market makers and/or other liquidity providers leave the market or materially scale back their activity and no replacements emerge, Shares may trade at a material discount to NAV and, in extreme cases, could face delisting.

• Costs of Buying or Selling Shares. Investors who trade Shares in the secondary market will pay brokerage commissions or other charges set by their broker. Commissions are often fixed amounts and can be a significant proportional cost for investors transacting in small sizes. Secondary-market investors also bear the bid-ask spread. The spread varies over time with trading volume and market liquidity; generally narrower when trading volume and liquidity are higher and wider when they are lower. A relatively small investor base, sizable asset flows into or out of a Fund, and/or periods of elevated market volatility may widen spreads. Because commissions and spreads add to trading costs, frequent trading of Shares can materially reduce returns and may be inadvisable for investors who expect to make regular, small purchases or sales.

• Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares trade on an exchange at market prices that may differ from a Fund's NAV. At times, Shares may trade at an intraday premium (above NAV) or discount (below NAV) due to supply and demand for Shares or during volatile markets. This risk can be heightened in periods of market stress, sharp market declines, or when secondary-market trading activity in Shares is limited, in which case premiums or discounts may be significant.

• Trading. Although Shares are listed for trading on [ ] (the "Exchange") and may trade on other U.S. exchanges, there is no assurance that Shares will trade with active volume, or trade at all, on any exchange. In stressed market conditions, the liquidity of Shares and the liquidity of a Fund's portfolio holdings may deteriorate.

Extension Risk. During periods of rising interest rates, certain debt obligations may be paid off substantially more slowly than originally anticipated and the value of those debt obligations may fall sharply, resulting in a decline in the Fund's income and potentially in the value of the Fund's investments.

Income Risk. The Fund's income may decrease due to declining interest rates or other factors. During periods of falling interest rates, issuers of securities held by the Fund may call or redeem those securities, and the Fund would generally need to reinvest the proceeds in securities that pay lower interest rates. If an obligation held by the Fund is prepaid, the Fund may be required to reinvest the prepaid principal in other obligations that generate income at lower rates.

•          Index Calculation & Methodology Risk.  The Index may be calculated incorrectly or the methodology may be misapplied due to errors, delays, or omissions in data, corporate action processing, or the application of Index rules. Such issues may cause unintended inclusions or exclusions, inaccurate weights, or delayed implementation of Index changes and, until corrected, may cause the Fund to deviate from its intended exposures and from the Index's published values.

Inflation Risk. Inflation reduces the purchasing power of income and principal. Higher inflation expectations can lead to higher interest rates, which generally would reduce the value of fixed-income securities and could adversely affect the Fund's returns.

Interest Rate Risk. The value of the Fund's investments in fixed-income securities will generally decline when interest rates rise. The risk is greater for longer-duration bonds. A period of rising interest rates may negatively affect the Fund's performance. Securities with longer maturities tend to produce higher yields but are more sensitive to changes in interest rates and are subject to greater fluctuations in value.

Limited Shareholder Rights Risk. The Trust's governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings of shareholders and permits removal of a Trustee only by the remaining Trustees. The Trust's Declaration of Trust provides that certain disputes must be resolved in a specific state court and contains a jury trial waiver. These provisions may discourage certain types of claims or limit shareholders' ability to bring claims in a judicial forum they consider favorable. In addition, under the Declaration of Trust, the Board may take certain actions without a shareholder vote, including liquidating the Fund. These provisions, set forth in Article VI, Section 4 of the Declaration of Trust, do not apply to claims arising under the federal securities laws.

Liquidity Risk. Certain fixed-income investments may become less liquid, particularly during periods of market stress, reduced dealer balance sheet capacity, or heightened volatility. Reduced liquidity may make it more difficult or costly to buy or sell securities at desired times or prices, may increase bid-ask spreads, and may contribute to valuation differences and tracking error.

Market Risk. The Fund's investments are subject to changes in overall economic conditions, broad market movements, and the risks inherent in investing in securities markets. Markets may be volatile, and investment prices may fluctuate significantly due to various factors, including, but not limited to, economic expansion or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and overall market liquidity. The Fund also faces the risk that geopolitical developments may disrupt securities markets and negatively affect global economies and markets. Local, regional, or global events (such as war, terrorism, the spread of infectious disease or other public health concerns, or similar events) could materially affect the Fund and its investments.

New Adviser Risk. The Adviser is a recently registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser, and the Adviser may not be successful in implementing a Fund's investment approach or in achieving a Fund's intended investment objective.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve efficient index tracking.

Non-Diversification Risk. The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended. As a result, the Fund may invest a greater percentage of its assets in the securities of a smaller number of issuers than a diversified fund. The Fund's performance may be more sensitive to any single economic, business, political, regulatory, or other occurrence affecting those issuers.

Operational and Cybersecurity Risk. The Fund and its service providers rely on complex processes and technology. Human error, processing or communication failures, cyber incidents, or disruptions at counterparties and other third parties could impair operations, result in financial loss, or hinder the Fund's ability to meet its objective.

Passive Strategy Risk. The Fund seeks to track the Index and, under normal circumstances, does not take temporary defensive positions. Performance may deviate from broad market returns or active strategies; the Fund will not attempt to mitigate declines in the Index.

Prepayment Risk. During periods of falling interest rates, issuers of certain debt obligations may repay principal prior to the debt obligation's maturity, which may cause the Fund to have to reinvest in instruments with lower yields or a higher risk of default, resulting in a decline in the Fund's income or return potential.

•          Third-Party Data Risk.  The Index relies on third-party data (e.g., prices, amounts outstanding/issue size (and, where applicable, float-adjusted amounts outstanding), classifications, and corporate actions) and may be calculated by an unaffiliated index calculation agent based on rules owned and set by the Index Provider. Errors, delays, or misapplications by data vendors, the Index Provider, or the index calculation agent may cause incorrect constituents/weights or delayed changes, which could cause the Fund to deviate from the Index and its published values. If required data licenses are unavailable or revoked, or fees materially increase, Index calculation or dissemination may be interrupted or terminated on short notice.

Tracking Difference and Tracking Error Risk. The Fund's results may differ from those of the Index for various reasons. The Fund bears operating expenses and portfolio transaction costs that the Index does not. The Fund may not be fully invested in Index constituents at all times, may hold securities not included in the Index, and may experience timing differences, cash holdings, corporate actions, tax considerations, or fair-value pricing that contribute to tracking difference.

•          Unaffiliated Index Provider Risk.  The Index is owned and maintained by an unaffiliated third party (the "Index Provider"). The Adviser has no control over the Index methodology or the Index Provider's determinations, including how the methodology is interpreted or applied to corporate actions, data questions, or constituent eligibility. Decisions, changes, or failures by the Index Provider may adversely affect the Index and, in turn, the Fund.

Valuation Risk.  Certain portfolio holdings, and potentially a significant portion of the Fund's portfolio, may be valued using factors other than market quotations. This may occur more frequently during periods of market stress or reduced liquidity. When market quotations are not readily available, a portfolio holding may be valued using one of several available methods. The value assigned to a holding at a given time may differ from the value that would result if a different methodology were used or if the holding were priced using market quotations. Portfolio holdings valued using methods other than market quotations, including "fair-valued" securities, may experience greater day-to-day fluctuations in value than if market quotations were available.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will present a calendar-year bar chart and a table showing average annual total returns, which will help illustrate return variability over time and will compare the Fund's results with those of the Index and a broad-based securities market index.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Manager: The individual primarily responsible for the day-to-day management of the Fund is Anthony Aukett, Portfolio Manager for the Adviser; who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares
The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

 If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may, from their own resources, compensate the intermediary for activities related to the distribution, marketing, promotion, or sale of Shares, or for shareholder and educational support. These payments may create a conflict of interest by incentivizing the intermediary or its personnel to recommend the Fund over other investments. Such payments are not made by the Fund and do not increase the expenses paid by the Fund. Ask your salesperson or visit your intermediary's website for more information.

FUND SUMMARY – Corgi Government/Credit Bond ETF

Investment Objective

The Corgi Government/Credit Bond ETF (the "Fund") seeks to provide investment results that, before fees and expenses, track the investment results of an index composed of U.S. dollar-denominated government and investment-grade corporate bonds.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other possible fees, such as your broker-dealer's brokerage commissions and any other fees from financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and/or Service (12b-1) Fees	[ ]%
Other Expenses(2)	[ ]%
Total Annual Fund Operating Expenses	[ ]%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

In seeking to track the performance of the [ ] (the "Index"), the Fund utilizes a sampling approach, meaning it is not required to buy each security included in the Index. Instead, the Fund may invest in a portion of the Index securities in an effort to maintain a portfolio that, in the aggregate, has generally similar risk and return characteristics to the Index. The number of securities held by the Fund will depend on various factors, including the Fund's asset size. The Fund's investment adviser may invest the Fund's assets in a subset of the Index securities or may invest in substantially all of the securities comprising the Index in approximately the same proportions as the Index, as the Adviser determines is in the best interests of the Fund in pursuing its objective. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. As a result, the Fund may invest a greater percentage of its assets in the securities of a smaller number of issuers than a diversified fund.

The Fund has adopted a non-fundamental investment policy to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in the types of investments suggested by the Fund's name (the "80% investment policy"). The Fund considers the investments suggested by its name to be U.S. dollar-denominated government and investment-grade corporate bonds, which are the securities that comprise the Index. In addition, in seeking to track the Index, the Fund may invest in fixed-income securities not included in the Index, cash and cash equivalents, and money market instruments (including money market funds advised by the Adviser). The Fund's 80% investment policy may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

The Index is designed to measure the performance of U.S. dollar-denominated government and investment-grade corporate bonds. The Index includes U.S. Treasury securities, government-related securities, and investment-grade corporate bonds. Securities in the Index must have at least one year remaining to maturity and must have $300 million or more of outstanding face value. The Index is market value-weighted and is rebalanced on the last business day of each month.

The Index is sponsored by [ ] (the "Index Provider"), which is not affiliated with the Fund or the Adviser. The Index Provider determines the Index's composition and the relative weightings of the securities included in the Index and publishes information regarding the Index's market value.

The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is so concentrated. The degree to which components of the Index represent certain sectors or industries may change over time.

Principal Risks of Investing in the Fund

The principal risks are presented below in alphabetical order. The order in which the risks appear does not necessarily indicate the relative importance of any particular risk to the Fund. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Call Risk. During periods of falling interest rates, an issuer of a callable debt obligation held by the Fund may "call" or repay the debt obligation before its stated maturity, and the Fund may have to reinvest the proceeds in instruments with lower yields, which would result in a decline in the Fund's income, or in instruments with greater risks or with other less favorable features.

Cash Transaction Risk. The Fund may effect creations and redemptions partly or wholly for cash rather than in kind. As a result, the Fund may incur certain costs, such as brokerage expenses, and may recognize taxable gains or losses that it might not have incurred if it had made redemptions in kind. These costs may decrease the Fund's NAV to the extent that the costs are not offset by transaction fees charged to authorized participants. Cash transactions may also reduce the tax efficiency typically associated with ETFs that redeem in kind.

Concentration Risk. To the extent the Fund's underlying Index concentrates in a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent. A concentrated fund may be more susceptible to risks of adverse economic, business, regulatory, or other developments affecting that industry or group of industries than a more broadly diversified fund.

Corporate Bond Risk. Corporate bonds are subject to the risk that the issuer may not be able to make timely interest and principal payments. The value of corporate bonds may be affected by factors such as credit ratings, business and financial conditions of the issuer, and overall market conditions.

Credit Risk. The issuer of a fixed-income security may fail to make timely payments of interest or principal, or the issuer's credit rating may be downgraded. Changes in an issuer's financial condition or credit quality may adversely affect the value of its securities. Securities receiving the lowest investment-grade rating, and securities that are unrated but of comparable quality, may have more speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments.

Debt Securities Risk. The value of debt securities may rise or fall due to market fluctuations, increases in interest rates, the actual or perceived inability or unwillingness of issuers, guarantors, or liquidity providers to make scheduled principal or interest payments, or reduced liquidity in debt markets. Debt securities also involve the risk of lower returns due to reinvestment during periods of declining interest rates or early repayments by issuers of higher coupon or interest rate securities, and/or the risk of reduced income when interest rates fall. When interest rates rise, certain underlying obligations may be repaid substantially more slowly than expected and the value of those securities may decline sharply. Rising interest rates may cause the value of the Fund's fixed income securities to decrease, may adversely affect their liquidity, and may increase fixed income market volatility. If principal is prepaid sooner than anticipated, the Fund may need to reinvest that principal in obligations with lower interest rates. During periods of falling interest rates, the Fund's income may decrease. Interest rate changes generally have a greater impact on longer-duration debt securities. Returns from debt securities investments may lag returns from other investment alternatives, including equity securities.

Duration Risk. Duration is a measure of a Fund's price sensitivity to changes in interest rates. The longer a Fund's duration, the more sensitive the Fund will be to changes in interest rates. For example, the value of a security with a duration of five years would generally be expected to decrease by approximately 5% for every 1% increase in interest rates, and to increase by approximately 5% for every 1% decrease in interest rates. Funds with longer durations are generally subject to greater interest-rate sensitivity than funds with shorter durations.

ETF Risks. The Fund is an exchange-traded fund ("ETF") and is subject to risks associated with ETF structure and secondary-market trading. These include potential reliance on a limited number of market makers and Authorized Participants, the possibility that Shares trade at prices different from NAV, and the trading and transaction-cost considerations described below.

• AP and Market Maker Dependence Risk. The Fund relies on a limited number of financial institutions that are authorized to purchase and redeem Creation Units directly with the Fund (each, an Authorized Participant or "AP"). There may also be a limited number of market makers and other liquidity providers active in Shares. If (i) APs exit the business, become unable to process creation and/or redemption orders, and no other APs step in, or (ii) market makers and/or other liquidity providers leave the market or materially scale back their activity and no replacements emerge, Shares may trade at a material discount to NAV and, in extreme cases, could face delisting.

• Costs of Buying or Selling Shares. Investors who trade Shares in the secondary market will pay brokerage commissions or other charges set by their broker. Commissions are often fixed amounts and can be a significant proportional cost for investors transacting in small sizes. Secondary-market investors also bear the bid-ask spread. The spread varies over time with trading volume and market liquidity; generally narrower when trading volume and liquidity are higher and wider when they are lower. A relatively small investor base, sizable asset flows into or out of a Fund, and/or periods of elevated market volatility may widen spreads. Because commissions and spreads add to trading costs, frequent trading of Shares can materially reduce returns and may be inadvisable for investors who expect to make regular, small purchases or sales.

• Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares trade on an exchange at market prices that may differ from a Fund's NAV. At times, Shares may trade at an intraday premium (above NAV) or discount (below NAV) due to supply and demand for Shares or during volatile markets. This risk can be heightened in periods of market stress, sharp market declines, or when secondary-market trading activity in Shares is limited, in which case premiums or discounts may be significant.

• Trading. Although Shares are listed for trading on [ ] (the "Exchange") and may trade on other U.S. exchanges, there is no assurance that Shares will trade with active volume, or trade at all, on any exchange. In stressed market conditions, the liquidity of Shares and the liquidity of a Fund's portfolio holdings may deteriorate.

Government Securities Risk. Securities issued or guaranteed by U.S. government-sponsored entities are not backed by the full faith and credit of the U.S. government, and there is no assurance that the U.S. government will provide financial support.

Income Risk. The Fund's income may decrease due to declining interest rates or other factors. During periods of falling interest rates, issuers of securities held by the Fund may call or redeem those securities, and the Fund would generally need to reinvest the proceeds in securities that pay lower interest rates. If an obligation held by the Fund is prepaid, the Fund may be required to reinvest the prepaid principal in other obligations that generate income at lower rates.

•          Index Calculation & Methodology Risk.  The Index may be calculated incorrectly or the methodology may be misapplied due to errors, delays, or omissions in data, corporate action processing, or the application of Index rules. Such issues may cause unintended inclusions or exclusions, inaccurate weights, or delayed implementation of Index changes and, until corrected, may cause the Fund to deviate from its intended exposures and from the Index's published values.

Inflation Risk. Inflation reduces the purchasing power of income and principal. Higher inflation expectations can lead to higher interest rates, which generally would reduce the value of fixed-income securities and could adversely affect the Fund's returns.

Interest Rate Risk. The value of the Fund's investments in fixed-income securities will generally decline when interest rates rise. The risk is greater for longer-duration bonds. A period of rising interest rates may negatively affect the Fund's performance. Securities with longer maturities tend to produce higher yields but are more sensitive to changes in interest rates and are subject to greater fluctuations in value.

Limited Shareholder Rights Risk. The Trust's governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings of shareholders and permits removal of a Trustee only by the remaining Trustees. The Trust's Declaration of Trust provides that certain disputes must be resolved in a specific state court and contains a jury trial waiver. These provisions may discourage certain types of claims or limit shareholders' ability to bring claims in a judicial forum they consider favorable. In addition, under the Declaration of Trust, the Board may take certain actions without a shareholder vote, including liquidating the Fund. These provisions, set forth in Article VI, Section 4 of the Declaration of Trust, do not apply to claims arising under the federal securities laws.

Liquidity Risk. Certain fixed-income investments may become less liquid, particularly during periods of market stress, reduced dealer balance sheet capacity, or heightened volatility. Reduced liquidity may make it more difficult or costly to buy or sell securities at desired times or prices, may increase bid-ask spreads, and may contribute to valuation differences and tracking error.

Market Risk. The Fund's investments are subject to changes in overall economic conditions, broad market movements, and the risks inherent in investing in securities markets. Markets may be volatile, and investment prices may fluctuate significantly due to various factors, including, but not limited to, economic expansion or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and overall market liquidity. The Fund also faces the risk that geopolitical developments may disrupt securities markets and negatively affect global economies and markets. Local, regional, or global events (such as war, terrorism, the spread of infectious disease or other public health concerns, or similar events) could materially affect the Fund and its investments.

New Adviser Risk. The Adviser is a recently registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser, and the Adviser may not be successful in implementing a Fund's investment approach or in achieving a Fund's intended investment objective.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve efficient index tracking.

Non-Diversification Risk. The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended. As a result, the Fund may invest a greater percentage of its assets in the securities of a smaller number of issuers than a diversified fund. The Fund's performance may be more sensitive to any single economic, business, political, regulatory, or other occurrence affecting those issuers.

Operational and Cybersecurity Risk. The Fund and its service providers rely on complex processes and technology. Human error, processing or communication failures, cyber incidents, or disruptions at counterparties and other third parties could impair operations, result in financial loss, or hinder the Fund's ability to meet its objective.

Passive Strategy Risk. The Fund seeks to track the Index and, under normal circumstances, does not take temporary defensive positions. Performance may deviate from broad market returns or active strategies; the Fund will not attempt to mitigate declines in the Index.

•          Third-Party Data Risk.  The Index relies on third-party data (e.g., prices, amounts outstanding/issue size (and, where applicable, float-adjusted amounts outstanding), classifications, and corporate actions) and may be calculated by an unaffiliated index calculation agent based on rules owned and set by the Index Provider. Errors, delays, or misapplications by data vendors, the Index Provider, or the index calculation agent may cause incorrect constituents/weights or delayed changes, which could cause the Fund to deviate from the Index and its published values. If required data licenses are unavailable or revoked, or fees materially increase, Index calculation or dissemination may be interrupted or terminated on short notice.

Tracking Difference and Tracking Error Risk. The Fund's results may differ from those of the Index for various reasons. The Fund bears operating expenses and portfolio transaction costs that the Index does not. The Fund may not be fully invested in Index constituents at all times, may hold securities not included in the Index, and may experience timing differences, cash holdings, corporate actions, tax considerations, or fair-value pricing that contribute to tracking difference.

U.S. Treasury Obligations Risk. U.S. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those of other securities. Changes in the U.S. government's financial condition or credit rating may cause the value of U.S. Treasury obligations to decline. Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity, but the market value of such securities is not guaranteed and may fluctuate. Although U.S. Treasury obligations are backed by the full faith and credit of the United States, circumstances could arise that could prevent the timely payment of interest or principal.

•          Unaffiliated Index Provider Risk.  The Index is owned and maintained by an unaffiliated third party (the "Index Provider"). The Adviser has no control over the Index methodology or the Index Provider's determinations, including how the methodology is interpreted or applied to corporate actions, data questions, or constituent eligibility. Decisions, changes, or failures by the Index Provider may adversely affect the Index and, in turn, the Fund.

Valuation Risk.  Certain portfolio holdings, and potentially a significant portion of the Fund's portfolio, may be valued using factors other than market quotations. This may occur more frequently during periods of market stress or reduced liquidity. When market quotations are not readily available, a portfolio holding may be valued using one of several available methods. The value assigned to a holding at a given time may differ from the value that would result if a different methodology were used or if the holding were priced using market quotations. Portfolio holdings valued using methods other than market quotations, including "fair-valued" securities, may experience greater day-to-day fluctuations in value than if market quotations were available.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will present a calendar-year bar chart and a table showing average annual total returns, which will help illustrate return variability over time and will compare the Fund's results with those of the Index and a broad-based securities market index.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Manager: The individual primarily responsible for the day-to-day management of the Fund is Anthony Aukett, Portfolio Manager for the Adviser; who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares
The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

 If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may, from their own resources, compensate the intermediary for activities related to the distribution, marketing, promotion, or sale of Shares, or for shareholder and educational support. These payments may create a conflict of interest by incentivizing the intermediary or its personnel to recommend the Fund over other investments. Such payments are not made by the Fund and do not increase the expenses paid by the Fund. Ask your salesperson or visit your intermediary's website for more information.

FUND SUMMARY – Corgi Agency Bond ETF

Investment Objective

The Corgi Agency Bond ETF (the "Fund") seeks to provide investment results that, before fees and expenses, track the investment results of an index composed of agency securities that are publicly issued by U.S. government agencies and government-sponsored entities.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other possible fees, such as your broker-dealer's brokerage commissions and any other fees from financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and/or Service (12b-1) Fees	[ ]%
Other Expenses(2)	[ ]%
Total Annual Fund Operating Expenses	[ ]%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

In seeking to track the performance of the [ ] (the "Index"), the Fund utilizes a sampling approach, meaning it is not required to buy each security included in the Index. Instead, the Fund may invest in a portion of the Index securities in an effort to maintain a portfolio that, in the aggregate, has generally similar risk and return characteristics to the Index. The number of securities held by the Fund will depend on various factors, including the Fund's asset size. The Fund's investment adviser may invest the Fund's assets in a subset of the Index securities or may invest in substantially all of the securities comprising the Index in approximately the same proportions as the Index, as the Adviser determines is in the best interests of the Fund in pursuing its objective. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. As a result, the Fund may invest a greater percentage of its assets in the securities of a smaller number of issuers than a diversified fund.

The Fund has adopted a non-fundamental investment policy to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in the types of investments suggested by the Fund's name (the "80% investment policy"). The Fund considers the investments suggested by its name to be U.S. government agency bonds, which are the securities that comprise the Index. In addition, in seeking to track the Index, the Fund may invest in fixed-income securities not included in the Index, cash and cash equivalents, and money market instruments (including money market funds advised by the Adviser). The Fund's 80% investment policy may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

The Index is designed to measure the performance of agency securities that are publicly issued by U.S. government agencies and U.S. government-sponsored entities. Securities in the Index must have at least one year remaining to maturity and must have $300 million or more of outstanding face value. The securities must be fixed-rate and denominated in U.S. dollars. The Index is market value-weighted and is rebalanced on the last business day of each month.

The Index is sponsored by [ ] (the "Index Provider"), which is not affiliated with the Fund or the Adviser. The Index Provider determines the Index's composition and the relative weightings of the securities included in the Index and publishes information regarding the Index's market value.

The Fund will not concentrate its investments (i.e., will not invest 25% or more of the value of its total assets) in any particular industry or group of industries. For purposes of this concentration policy, U.S. government securities (and securities issued or guaranteed by U.S. government agencies and instrumentalities) are not assigned to any industry.

Principal Risks of Investing in the Fund

The principal risks are presented below in alphabetical order. The order in which the risks appear does not necessarily indicate the relative importance of any particular risk to the Fund. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Agency Securities Risk. Certain agency securities are not guaranteed by the full faith and credit of the U.S. government and are subject to the risk of default. The maximum potential liability of the issuers of some agency securities held by the Fund may greatly exceed their current resources. There is no assurance that the U.S. government will provide financial support to its agencies and instrumentalities if it is not obligated to do so.

Call Risk. During periods of falling interest rates, an issuer of a callable debt obligation held by the Fund may "call" or repay the debt obligation before its stated maturity, and the Fund may have to reinvest the proceeds in instruments with lower yields, which would result in a decline in the Fund's income, or in instruments with greater risks or with other less favorable features.

Cash Transaction Risk. The Fund may effect creations and redemptions partly or wholly for cash rather than in kind. As a result, the Fund may incur certain costs, such as brokerage expenses, and may recognize taxable gains or losses that it might not have incurred if it had made redemptions in kind. These costs may decrease the Fund's NAV to the extent that the costs are not offset by transaction fees charged to authorized participants. Cash transactions may also reduce the tax efficiency typically associated with ETFs that redeem in kind.

Credit Risk. The issuer of a fixed-income security may fail to make timely payments of interest or principal, or the issuer's credit rating may be downgraded. Changes in an issuer's financial condition or credit quality may adversely affect the value of its securities. Securities receiving the lowest investment-grade rating, and securities that are unrated but of comparable quality, may have more speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments.

Debt Securities Risk. The value of debt securities may rise or fall due to market fluctuations, increases in interest rates, the actual or perceived inability or unwillingness of issuers, guarantors, or liquidity providers to make scheduled principal or interest payments, or reduced liquidity in debt markets. Debt securities also involve the risk of lower returns due to reinvestment during periods of declining interest rates or early repayments by issuers of higher coupon or interest rate securities, and/or the risk of reduced income when interest rates fall. When interest rates rise, certain underlying obligations may be repaid substantially more slowly than expected and the value of those securities may decline sharply. Rising interest rates may cause the value of the Fund's fixed income securities to decrease, may adversely affect their liquidity, and may increase fixed income market volatility. If principal is prepaid sooner than anticipated, the Fund may need to reinvest that principal in obligations with lower interest rates. During periods of falling interest rates, the Fund's income may decrease. Interest rate changes generally have a greater impact on longer-duration debt securities. Returns from debt securities investments may lag returns from other investment alternatives, including equity securities.

Duration Risk. Duration is a measure of a Fund's price sensitivity to changes in interest rates. The longer a Fund's duration, the more sensitive the Fund will be to changes in interest rates. For example, the value of a security with a duration of five years would generally be expected to decrease by approximately 5% for every 1% increase in interest rates, and to increase by approximately 5% for every 1% decrease in interest rates. Funds with longer durations are generally subject to greater interest-rate sensitivity than funds with shorter durations.

ETF Risks. The Fund is an exchange-traded fund ("ETF") and is subject to risks associated with ETF structure and secondary-market trading. These include potential reliance on a limited number of market makers and Authorized Participants, the possibility that Shares trade at prices different from NAV, and the trading and transaction-cost considerations described below.

• AP and Market Maker Dependence Risk. The Fund relies on a limited number of financial institutions that are authorized to purchase and redeem Creation Units directly with the Fund (each, an Authorized Participant or "AP"). There may also be a limited number of market makers and other liquidity providers active in Shares. If (i) APs exit the business, become unable to process creation and/or redemption orders, and no other APs step in, or (ii) market makers and/or other liquidity providers leave the market or materially scale back their activity and no replacements emerge, Shares may trade at a material discount to NAV and, in extreme cases, could face delisting.

• Costs of Buying or Selling Shares. Investors who trade Shares in the secondary market will pay brokerage commissions or other charges set by their broker. Commissions are often fixed amounts and can be a significant proportional cost for investors transacting in small sizes. Secondary-market investors also bear the bid-ask spread. The spread varies over time with trading volume and market liquidity; generally narrower when trading volume and liquidity are higher and wider when they are lower. A relatively small investor base, sizable asset flows into or out of a Fund, and/or periods of elevated market volatility may widen spreads. Because commissions and spreads add to trading costs, frequent trading of Shares can materially reduce returns and may be inadvisable for investors who expect to make regular, small purchases or sales.

• Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares trade on an exchange at market prices that may differ from a Fund's NAV. At times, Shares may trade at an intraday premium (above NAV) or discount (below NAV) due to supply and demand for Shares or during volatile markets. This risk can be heightened in periods of market stress, sharp market declines, or when secondary-market trading activity in Shares is limited, in which case premiums or discounts may be significant.

• Trading. Although Shares are listed for trading on [ ] (the "Exchange") and may trade on other U.S. exchanges, there is no assurance that Shares will trade with active volume, or trade at all, on any exchange. In stressed market conditions, the liquidity of Shares and the liquidity of a Fund's portfolio holdings may deteriorate.

Government Securities Risk. Securities issued or guaranteed by U.S. government-sponsored entities are not backed by the full faith and credit of the U.S. government, and there is no assurance that the U.S. government will provide financial support.

Income Risk. The Fund's income may decrease due to declining interest rates or other factors. During periods of falling interest rates, issuers of securities held by the Fund may call or redeem those securities, and the Fund would generally need to reinvest the proceeds in securities that pay lower interest rates. If an obligation held by the Fund is prepaid, the Fund may be required to reinvest the prepaid principal in other obligations that generate income at lower rates.

•          Index Calculation & Methodology Risk.  The Index may be calculated incorrectly or the methodology may be misapplied due to errors, delays, or omissions in data, corporate action processing, or the application of Index rules. Such issues may cause unintended inclusions or exclusions, inaccurate weights, or delayed implementation of Index changes and, until corrected, may cause the Fund to deviate from its intended exposures and from the Index's published values.

Inflation Risk. Inflation reduces the purchasing power of income and principal. Higher inflation expectations can lead to higher interest rates, which generally would reduce the value of fixed-income securities and could adversely affect the Fund's returns.

Interest Rate Risk. The value of the Fund's investments in fixed-income securities will generally decline when interest rates rise. The risk is greater for longer-duration bonds. A period of rising interest rates may negatively affect the Fund's performance. Securities with longer maturities tend to produce higher yields but are more sensitive to changes in interest rates and are subject to greater fluctuations in value.

Limited Shareholder Rights Risk. The Trust's governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings of shareholders and permits removal of a Trustee only by the remaining Trustees. The Trust's Declaration of Trust provides that certain disputes must be resolved in a specific state court and contains a jury trial waiver. These provisions may discourage certain types of claims or limit shareholders' ability to bring claims in a judicial forum they consider favorable. In addition, under the Declaration of Trust, the Board may take certain actions without a shareholder vote, including liquidating the Fund. These provisions, set forth in Article VI, Section 4 of the Declaration of Trust, do not apply to claims arising under the federal securities laws.

Liquidity Risk. Certain fixed-income investments may become less liquid, particularly during periods of market stress, reduced dealer balance sheet capacity, or heightened volatility. Reduced liquidity may make it more difficult or costly to buy or sell securities at desired times or prices, may increase bid-ask spreads, and may contribute to valuation differences and tracking error.

Market Risk. The Fund's investments are subject to changes in overall economic conditions, broad market movements, and the risks inherent in investing in securities markets. Markets may be volatile, and investment prices may fluctuate significantly due to various factors, including, but not limited to, economic expansion or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and overall market liquidity. The Fund also faces the risk that geopolitical developments may disrupt securities markets and negatively affect global economies and markets. Local, regional, or global events (such as war, terrorism, the spread of infectious disease or other public health concerns, or similar events) could materially affect the Fund and its investments.

New Adviser Risk. The Adviser is a recently registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser, and the Adviser may not be successful in implementing a Fund's investment approach or in achieving a Fund's intended investment objective.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve efficient index tracking.

Non-Diversification Risk. The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended. As a result, the Fund may invest a greater percentage of its assets in the securities of a smaller number of issuers than a diversified fund. The Fund's performance may be more sensitive to any single economic, business, political, regulatory, or other occurrence affecting those issuers.

Operational and Cybersecurity Risk. The Fund and its service providers rely on complex processes and technology. Human error, processing or communication failures, cyber incidents, or disruptions at counterparties and other third parties could impair operations, result in financial loss, or hinder the Fund's ability to meet its objective.

Passive Strategy Risk. The Fund seeks to track the Index and, under normal circumstances, does not take temporary defensive positions. Performance may deviate from broad market returns or active strategies; the Fund will not attempt to mitigate declines in the Index.

Prepayment Risk. During periods of falling interest rates, issuers of certain debt obligations may repay principal prior to the debt obligation's maturity, which may cause the Fund to have to reinvest in instruments with lower yields or a higher risk of default, resulting in a decline in the Fund's income or return potential.

•          Third-Party Data Risk.  The Index relies on third-party data (e.g., prices, amounts outstanding/issue size (and, where applicable, float-adjusted amounts outstanding), classifications, and corporate actions) and may be calculated by an unaffiliated index calculation agent based on rules owned and set by the Index Provider. Errors, delays, or misapplications by data vendors, the Index Provider, or the index calculation agent may cause incorrect constituents/weights or delayed changes, which could cause the Fund to deviate from the Index and its published values. If required data licenses are unavailable or revoked, or fees materially increase, Index calculation or dissemination may be interrupted or terminated on short notice.

Tracking Difference and Tracking Error Risk. The Fund's results may differ from those of the Index for various reasons. The Fund bears operating expenses and portfolio transaction costs that the Index does not. The Fund may not be fully invested in Index constituents at all times, may hold securities not included in the Index, and may experience timing differences, cash holdings, corporate actions, tax considerations, or fair-value pricing that contribute to tracking difference.

•          Unaffiliated Index Provider Risk.  The Index is owned and maintained by an unaffiliated third party (the "Index Provider"). The Adviser has no control over the Index methodology or the Index Provider's determinations, including how the methodology is interpreted or applied to corporate actions, data questions, or constituent eligibility. Decisions, changes, or failures by the Index Provider may adversely affect the Index and, in turn, the Fund.

Valuation Risk.  Certain portfolio holdings, and potentially a significant portion of the Fund's portfolio, may be valued using factors other than market quotations. This may occur more frequently during periods of market stress or reduced liquidity. When market quotations are not readily available, a portfolio holding may be valued using one of several available methods. The value assigned to a holding at a given time may differ from the value that would result if a different methodology were used or if the holding were priced using market quotations. Portfolio holdings valued using methods other than market quotations, including "fair-valued" securities, may experience greater day-to-day fluctuations in value than if market quotations were available.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will present a calendar-year bar chart and a table showing average annual total returns, which will help illustrate return variability over time and will compare the Fund's results with those of the Index and a broad-based securities market index.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Manager: The individual primarily responsible for the day-to-day management of the Fund is Anthony Aukett, Portfolio Manager for the Adviser; who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares
The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

 If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may, from their own resources, compensate the intermediary for activities related to the distribution, marketing, promotion, or sale of Shares, or for shareholder and educational support. These payments may create a conflict of interest by incentivizing the intermediary or its personnel to recommend the Fund over other investments. Such payments are not made by the Fund and do not increase the expenses paid by the Fund. Ask your salesperson or visit your intermediary's website for more information.

FUND SUMMARY – Corgi National Municipal Bond ETF

Investment Objective

The Corgi National Municipal Bond ETF (the "Fund") seeks to provide investment results that, before fees and expenses, track the investment results of an index composed of investment-grade U.S. municipal bonds.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other possible fees, such as your broker-dealer's brokerage commissions and any other fees from financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and/or Service (12b-1) Fees	[ ]%
Other Expenses(2)	[ ]%
Total Annual Fund Operating Expenses	[ ]%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

In seeking to track the performance of the [ ] (the "Index"), the Fund utilizes a sampling approach, meaning it is not required to buy each security included in the Index. Instead, the Fund may invest in a portion of the Index securities in an effort to maintain a portfolio that, in the aggregate, has generally similar risk and return characteristics to the Index. The number of securities held by the Fund will depend on various factors, including the Fund's asset size. The Fund's investment adviser may invest the Fund's assets in a subset of the Index securities or may invest in substantially all of the securities comprising the Index in approximately the same proportions as the Index, as the Adviser determines is in the best interests of the Fund in pursuing its objective. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. As a result, the Fund may invest a greater percentage of its assets in the securities of a smaller number of issuers than a diversified fund.

The Fund has adopted a non-fundamental investment policy to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in the types of investments suggested by the Fund's name (the "80% investment policy"). The Fund considers the investments suggested by its name to be investment-grade U.S. municipal bonds, which are the securities that comprise the Index. In addition, in seeking to track the Index, the Fund may invest in fixed-income securities not included in the Index, cash and cash equivalents, and money market instruments (including money market funds advised by the Adviser). The Fund's 80% investment policy may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

The Index is designed to measure the performance of the U.S. investment-grade tax-exempt municipal bond market. The Index includes municipal bonds from issuers that are primarily state or local governments or agencies, with a remaining maturity of one year or more and a minimum amount outstanding of $5 million. The securities must be rated investment-grade and pay interest that is exempt from U.S. federal income taxes. The Index is market value-weighted and is rebalanced on the last business day of each month.

The Index is sponsored by [ ] (the "Index Provider"), which is not affiliated with the Fund or the Adviser. The Index Provider determines the Index's composition and the relative weightings of the securities included in the Index and publishes information regarding the Index's market value.

The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is so concentrated. The degree to which components of the Index represent certain sectors or industries may change over time.

Principal Risks of Investing in the Fund

The principal risks are presented below in alphabetical order. The order in which the risks appear does not necessarily indicate the relative importance of any particular risk to the Fund. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Call Risk. During periods of falling interest rates, an issuer of a callable debt obligation held by the Fund may "call" or repay the debt obligation before its stated maturity, and the Fund may have to reinvest the proceeds in instruments with lower yields, which would result in a decline in the Fund's income, or in instruments with greater risks or with other less favorable features.

Cash Transaction Risk. The Fund may effect creations and redemptions partly or wholly for cash rather than in kind. As a result, the Fund may incur certain costs, such as brokerage expenses, and may recognize taxable gains or losses that it might not have incurred if it had made redemptions in kind. These costs may decrease the Fund's NAV to the extent that the costs are not offset by transaction fees charged to authorized participants. Cash transactions may also reduce the tax efficiency typically associated with ETFs that redeem in kind.

Concentration Risk. To the extent the Fund's underlying Index concentrates in a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent. A concentrated fund may be more susceptible to risks of adverse economic, business, regulatory, or other developments affecting that industry or group of industries than a more broadly diversified fund.

Credit Risk. The issuer of a fixed-income security may fail to make timely payments of interest or principal, or the issuer's credit rating may be downgraded. Changes in an issuer's financial condition or credit quality may adversely affect the value of its securities. Securities receiving the lowest investment-grade rating, and securities that are unrated but of comparable quality, may have more speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments.

Debt Securities Risk. The value of debt securities may rise or fall due to market fluctuations, increases in interest rates, the actual or perceived inability or unwillingness of issuers, guarantors, or liquidity providers to make scheduled principal or interest payments, or reduced liquidity in debt markets. Debt securities also involve the risk of lower returns due to reinvestment during periods of declining interest rates or early repayments by issuers of higher coupon or interest rate securities, and/or the risk of reduced income when interest rates fall. When interest rates rise, certain underlying obligations may be repaid substantially more slowly than expected and the value of those securities may decline sharply. Rising interest rates may cause the value of the Fund's fixed income securities to decrease, may adversely affect their liquidity, and may increase fixed income market volatility. If principal is prepaid sooner than anticipated, the Fund may need to reinvest that principal in obligations with lower interest rates. During periods of falling interest rates, the Fund's income may decrease. Interest rate changes generally have a greater impact on longer-duration debt securities. Returns from debt securities investments may lag returns from other investment alternatives, including equity securities.

Duration Risk. Duration is a measure of a Fund's price sensitivity to changes in interest rates. The longer a Fund's duration, the more sensitive the Fund will be to changes in interest rates. For example, the value of a security with a duration of five years would generally be expected to decrease by approximately 5% for every 1% increase in interest rates, and to increase by approximately 5% for every 1% decrease in interest rates. Funds with longer durations are generally subject to greater interest-rate sensitivity than funds with shorter durations.

ETF Risks. The Fund is an exchange-traded fund ("ETF") and is subject to risks associated with ETF structure and secondary-market trading. These include potential reliance on a limited number of market makers and Authorized Participants, the possibility that Shares trade at prices different from NAV, and the trading and transaction-cost considerations described below.

• AP and Market Maker Dependence Risk. The Fund relies on a limited number of financial institutions that are authorized to purchase and redeem Creation Units directly with the Fund (each, an Authorized Participant or "AP"). There may also be a limited number of market makers and other liquidity providers active in Shares. If (i) APs exit the business, become unable to process creation and/or redemption orders, and no other APs step in, or (ii) market makers and/or other liquidity providers leave the market or materially scale back their activity and no replacements emerge, Shares may trade at a material discount to NAV and, in extreme cases, could face delisting.

• Costs of Buying or Selling Shares. Investors who trade Shares in the secondary market will pay brokerage commissions or other charges set by their broker. Commissions are often fixed amounts and can be a significant proportional cost for investors transacting in small sizes. Secondary-market investors also bear the bid-ask spread. The spread varies over time with trading volume and market liquidity; generally narrower when trading volume and liquidity are higher and wider when they are lower. A relatively small investor base, sizable asset flows into or out of a Fund, and/or periods of elevated market volatility may widen spreads. Because commissions and spreads add to trading costs, frequent trading of Shares can materially reduce returns and may be inadvisable for investors who expect to make regular, small purchases or sales.

• Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares trade on an exchange at market prices that may differ from a Fund's NAV. At times, Shares may trade at an intraday premium (above NAV) or discount (below NAV) due to supply and demand for Shares or during volatile markets. This risk can be heightened in periods of market stress, sharp market declines, or when secondary-market trading activity in Shares is limited, in which case premiums or discounts may be significant.

• Trading. Although Shares are listed for trading on [ ] (the "Exchange") and may trade on other U.S. exchanges, there is no assurance that Shares will trade with active volume, or trade at all, on any exchange. In stressed market conditions, the liquidity of Shares and the liquidity of a Fund's portfolio holdings may deteriorate.

Income Risk. The Fund's income may decrease due to declining interest rates or other factors. During periods of falling interest rates, issuers of securities held by the Fund may call or redeem those securities, and the Fund would generally need to reinvest the proceeds in securities that pay lower interest rates. If an obligation held by the Fund is prepaid, the Fund may be required to reinvest the prepaid principal in other obligations that generate income at lower rates.

•          Index Calculation & Methodology Risk.  The Index may be calculated incorrectly or the methodology may be misapplied due to errors, delays, or omissions in data, corporate action processing, or the application of Index rules. Such issues may cause unintended inclusions or exclusions, inaccurate weights, or delayed implementation of Index changes and, until corrected, may cause the Fund to deviate from its intended exposures and from the Index's published values.

Inflation Risk. Inflation reduces the purchasing power of income and principal. Higher inflation expectations can lead to higher interest rates, which generally would reduce the value of fixed-income securities and could adversely affect the Fund's returns.

Interest Rate Risk. The value of the Fund's investments in fixed-income securities will generally decline when interest rates rise. The risk is greater for longer-duration bonds. A period of rising interest rates may negatively affect the Fund's performance. Securities with longer maturities tend to produce higher yields but are more sensitive to changes in interest rates and are subject to greater fluctuations in value.

Limited Shareholder Rights Risk. The Trust's governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings of shareholders and permits removal of a Trustee only by the remaining Trustees. The Trust's Declaration of Trust provides that certain disputes must be resolved in a specific state court and contains a jury trial waiver. These provisions may discourage certain types of claims or limit shareholders' ability to bring claims in a judicial forum they consider favorable. In addition, under the Declaration of Trust, the Board may take certain actions without a shareholder vote, including liquidating the Fund. These provisions, set forth in Article VI, Section 4 of the Declaration of Trust, do not apply to claims arising under the federal securities laws.

Liquidity Risk. Certain fixed-income investments may become less liquid, particularly during periods of market stress, reduced dealer balance sheet capacity, or heightened volatility. Reduced liquidity may make it more difficult or costly to buy or sell securities at desired times or prices, may increase bid-ask spreads, and may contribute to valuation differences and tracking error.

Market Risk. The Fund's investments are subject to changes in overall economic conditions, broad market movements, and the risks inherent in investing in securities markets. Markets may be volatile, and investment prices may fluctuate significantly due to various factors, including, but not limited to, economic expansion or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and overall market liquidity. The Fund also faces the risk that geopolitical developments may disrupt securities markets and negatively affect global economies and markets. Local, regional, or global events (such as war, terrorism, the spread of infectious disease or other public health concerns, or similar events) could materially affect the Fund and its investments.

Municipal Securities Risk. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer's ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to government regulation, taxation, legislative changes or the rights of municipal security holders. Because many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation, utilities and water and sewer, conditions in those sectors can affect the overall municipal market.

New Adviser Risk. The Adviser is a recently registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser, and the Adviser may not be successful in implementing a Fund's investment approach or in achieving a Fund's intended investment objective.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve efficient index tracking.

Non-Diversification Risk. The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended. As a result, the Fund may invest a greater percentage of its assets in the securities of a smaller number of issuers than a diversified fund. The Fund's performance may be more sensitive to any single economic, business, political, regulatory, or other occurrence affecting those issuers.

Operational and Cybersecurity Risk. The Fund and its service providers rely on complex processes and technology. Human error, processing or communication failures, cyber incidents, or disruptions at counterparties and other third parties could impair operations, result in financial loss, or hinder the Fund's ability to meet its objective.

Passive Strategy Risk. The Fund seeks to track the Index and, under normal circumstances, does not take temporary defensive positions. Performance may deviate from broad market returns or active strategies; the Fund will not attempt to mitigate declines in the Index.

Tax Risk. There is no guarantee that the Fund's income will be exempt from U.S. federal or state or local income taxes. Events occurring after the date of issuance of a municipal bond or after the Fund's acquisition of a municipal bond may result in a determination that interest on that bond is includible in gross income for U.S. federal income tax purposes retroactively to its date of issuance. Such a determination may cause a portion of prior distributions by the Fund to its shareholders to be taxable to those shareholders in the year of receipt. Federal, state or local changes in income or alternative minimum tax rates or in the tax treatment of municipal bonds may make municipal bonds less attractive as investments and cause them to lose value.

•          Third-Party Data Risk.  The Index relies on third-party data (e.g., prices, amounts outstanding/issue size (and, where applicable, float-adjusted amounts outstanding), classifications, and corporate actions) and may be calculated by an unaffiliated index calculation agent based on rules owned and set by the Index Provider. Errors, delays, or misapplications by data vendors, the Index Provider, or the index calculation agent may cause incorrect constituents/weights or delayed changes, which could cause the Fund to deviate from the Index and its published values. If required data licenses are unavailable or revoked, or fees materially increase, Index calculation or dissemination may be interrupted or terminated on short notice.

Tracking Difference and Tracking Error Risk. The Fund's results may differ from those of the Index for various reasons. The Fund bears operating expenses and portfolio transaction costs that the Index does not. The Fund may not be fully invested in Index constituents at all times, may hold securities not included in the Index, and may experience timing differences, cash holdings, corporate actions, tax considerations, or fair-value pricing that contribute to tracking difference.

•          Unaffiliated Index Provider Risk.  The Index is owned and maintained by an unaffiliated third party (the "Index Provider"). The Adviser has no control over the Index methodology or the Index Provider's determinations, including how the methodology is interpreted or applied to corporate actions, data questions, or constituent eligibility. Decisions, changes, or failures by the Index Provider may adversely affect the Index and, in turn, the Fund.

Valuation Risk.  Certain portfolio holdings, and potentially a significant portion of the Fund's portfolio, may be valued using factors other than market quotations. This may occur more frequently during periods of market stress or reduced liquidity. When market quotations are not readily available, a portfolio holding may be valued using one of several available methods. The value assigned to a holding at a given time may differ from the value that would result if a different methodology were used or if the holding were priced using market quotations. Portfolio holdings valued using methods other than market quotations, including "fair-valued" securities, may experience greater day-to-day fluctuations in value than if market quotations were available.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will present a calendar-year bar chart and a table showing average annual total returns, which will help illustrate return variability over time and will compare the Fund's results with those of the Index and a broad-based securities market index.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Manager: The individual primarily responsible for the day-to-day management of the Fund is Anthony Aukett, Portfolio Manager for the Adviser; who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares
The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

The Fund intends to distribute interest income that is generally exempt from regular federal income tax. However, a portion of the Fund's distributions may be subject to federal income tax, including in connection with capital gains, taxable interest, market discount, or distributions from non-tax-exempt investments. Distributions may also be subject to the federal alternative minimum tax (AMT) for certain shareholders, and interest on municipal securities of issuers located outside your state of residence may be subject to state and local income tax. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

 If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may, from their own resources, compensate the intermediary for activities related to the distribution, marketing, promotion, or sale of Shares, or for shareholder and educational support. These payments may create a conflict of interest by incentivizing the intermediary or its personnel to recommend the Fund over other investments. Such payments are not made by the Fund and do not increase the expenses paid by the Fund. Ask your salesperson or visit your intermediary's website for more information.

FUND SUMMARY – Corgi Short-Term Municipal Bond ETF

Investment Objective

The Corgi Short-Term Municipal Bond ETF (the "Fund") seeks to provide investment results that, before fees and expenses, track the investment results of an index composed of short-term, investment-grade U.S. municipal bonds.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other possible fees, such as your broker-dealer's brokerage commissions and any other fees from financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and/or Service (12b-1) Fees	[ ]%
Other Expenses(2)	[ ]%
Total Annual Fund Operating Expenses	[ ]%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

In seeking to track the performance of the [ ] (the "Index"), the Fund utilizes a sampling approach, meaning it is not required to buy each security included in the Index. Instead, the Fund may invest in a portion of the Index securities in an effort to maintain a portfolio that, in the aggregate, has generally similar risk and return characteristics to the Index. The number of securities held by the Fund will depend on various factors, including the Fund's asset size. The Fund's investment adviser may invest the Fund's assets in a subset of the Index securities or may invest in substantially all of the securities comprising the Index in approximately the same proportions as the Index, as the Adviser determines is in the best interests of the Fund in pursuing its objective. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. As a result, the Fund may invest a greater percentage of its assets in the securities of a smaller number of issuers than a diversified fund.

The Fund has adopted a non-fundamental investment policy to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in the types of investments suggested by the Fund's name (the "80% investment policy"). The Fund considers the investments suggested by its name to be short-term, investment-grade U.S. municipal bonds, which are the securities that comprise the Index. In addition, in seeking to track the Index, the Fund may invest in fixed-income securities not included in the Index, cash and cash equivalents, and money market instruments (including money market funds advised by the Adviser). The Fund's 80% investment policy may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

The Index is designed to measure the performance of the short-term, U.S. investment-grade tax-exempt municipal bond market. The Index includes municipal bonds with remaining maturities between one month and five years. The securities must be rated investment-grade and pay interest that is exempt from U.S. federal income taxes. The Index is market value-weighted and is rebalanced on the last business day of each month.

The Index is sponsored by [ ] (the "Index Provider"), which is not affiliated with the Fund or the Adviser. The Index Provider determines the Index's composition and the relative weightings of the securities included in the Index and publishes information regarding the Index's market value.

The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is so concentrated. The degree to which components of the Index represent certain sectors or industries may change over time.

Principal Risks of Investing in the Fund

The principal risks are presented below in alphabetical order. The order in which the risks appear does not necessarily indicate the relative importance of any particular risk to the Fund. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Call Risk. During periods of falling interest rates, an issuer of a callable debt obligation held by the Fund may "call" or repay the debt obligation before its stated maturity, and the Fund may have to reinvest the proceeds in instruments with lower yields, which would result in a decline in the Fund's income, or in instruments with greater risks or with other less favorable features.

Cash Transaction Risk. The Fund may effect creations and redemptions partly or wholly for cash rather than in kind. As a result, the Fund may incur certain costs, such as brokerage expenses, and may recognize taxable gains or losses that it might not have incurred if it had made redemptions in kind. These costs may decrease the Fund's NAV to the extent that the costs are not offset by transaction fees charged to authorized participants. Cash transactions may also reduce the tax efficiency typically associated with ETFs that redeem in kind.

Concentration Risk. To the extent the Fund's underlying Index concentrates in a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent. A concentrated fund may be more susceptible to risks of adverse economic, business, regulatory, or other developments affecting that industry or group of industries than a more broadly diversified fund.

Credit Risk. The issuer of a fixed-income security may fail to make timely payments of interest or principal, or the issuer's credit rating may be downgraded. Changes in an issuer's financial condition or credit quality may adversely affect the value of its securities. Securities receiving the lowest investment-grade rating, and securities that are unrated but of comparable quality, may have more speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments.

Debt Securities Risk. The value of debt securities may rise or fall due to market fluctuations, increases in interest rates, the actual or perceived inability or unwillingness of issuers, guarantors, or liquidity providers to make scheduled principal or interest payments, or reduced liquidity in debt markets. Debt securities also involve the risk of lower returns due to reinvestment during periods of declining interest rates or early repayments by issuers of higher coupon or interest rate securities, and/or the risk of reduced income when interest rates fall. When interest rates rise, certain underlying obligations may be repaid substantially more slowly than expected and the value of those securities may decline sharply. Rising interest rates may cause the value of the Fund's fixed income securities to decrease, may adversely affect their liquidity, and may increase fixed income market volatility. If principal is prepaid sooner than anticipated, the Fund may need to reinvest that principal in obligations with lower interest rates. During periods of falling interest rates, the Fund's income may decrease. Interest rate changes generally have a greater impact on longer-duration debt securities. Returns from debt securities investments may lag returns from other investment alternatives, including equity securities.

Duration Risk. Duration is a measure of a Fund's price sensitivity to changes in interest rates. The longer a Fund's duration, the more sensitive the Fund will be to changes in interest rates. For example, the value of a security with a duration of five years would generally be expected to decrease by approximately 5% for every 1% increase in interest rates, and to increase by approximately 5% for every 1% decrease in interest rates. Funds with longer durations are generally subject to greater interest-rate sensitivity than funds with shorter durations.

ETF Risks. The Fund is an exchange-traded fund ("ETF") and is subject to risks associated with ETF structure and secondary-market trading. These include potential reliance on a limited number of market makers and Authorized Participants, the possibility that Shares trade at prices different from NAV, and the trading and transaction-cost considerations described below.

• AP and Market Maker Dependence Risk. The Fund relies on a limited number of financial institutions that are authorized to purchase and redeem Creation Units directly with the Fund (each, an Authorized Participant or "AP"). There may also be a limited number of market makers and other liquidity providers active in Shares. If (i) APs exit the business, become unable to process creation and/or redemption orders, and no other APs step in, or (ii) market makers and/or other liquidity providers leave the market or materially scale back their activity and no replacements emerge, Shares may trade at a material discount to NAV and, in extreme cases, could face delisting.

• Costs of Buying or Selling Shares. Investors who trade Shares in the secondary market will pay brokerage commissions or other charges set by their broker. Commissions are often fixed amounts and can be a significant proportional cost for investors transacting in small sizes. Secondary-market investors also bear the bid-ask spread. The spread varies over time with trading volume and market liquidity; generally narrower when trading volume and liquidity are higher and wider when they are lower. A relatively small investor base, sizable asset flows into or out of a Fund, and/or periods of elevated market volatility may widen spreads. Because commissions and spreads add to trading costs, frequent trading of Shares can materially reduce returns and may be inadvisable for investors who expect to make regular, small purchases or sales.

• Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares trade on an exchange at market prices that may differ from a Fund's NAV. At times, Shares may trade at an intraday premium (above NAV) or discount (below NAV) due to supply and demand for Shares or during volatile markets. This risk can be heightened in periods of market stress, sharp market declines, or when secondary-market trading activity in Shares is limited, in which case premiums or discounts may be significant.

• Trading. Although Shares are listed for trading on [ ] (the "Exchange") and may trade on other U.S. exchanges, there is no assurance that Shares will trade with active volume, or trade at all, on any exchange. In stressed market conditions, the liquidity of Shares and the liquidity of a Fund's portfolio holdings may deteriorate.

Income Risk. The Fund's income may decrease due to declining interest rates or other factors. During periods of falling interest rates, issuers of securities held by the Fund may call or redeem those securities, and the Fund would generally need to reinvest the proceeds in securities that pay lower interest rates. If an obligation held by the Fund is prepaid, the Fund may be required to reinvest the prepaid principal in other obligations that generate income at lower rates.

•          Index Calculation & Methodology Risk.  The Index may be calculated incorrectly or the methodology may be misapplied due to errors, delays, or omissions in data, corporate action processing, or the application of Index rules. Such issues may cause unintended inclusions or exclusions, inaccurate weights, or delayed implementation of Index changes and, until corrected, may cause the Fund to deviate from its intended exposures and from the Index's published values.

Inflation Risk. Inflation reduces the purchasing power of income and principal. Higher inflation expectations can lead to higher interest rates, which generally would reduce the value of fixed-income securities and could adversely affect the Fund's returns.

Interest Rate Risk. The value of the Fund's investments in fixed-income securities will generally decline when interest rates rise. The risk is greater for longer-duration bonds. A period of rising interest rates may negatively affect the Fund's performance. Securities with longer maturities tend to produce higher yields but are more sensitive to changes in interest rates and are subject to greater fluctuations in value.

Limited Shareholder Rights Risk. The Trust's governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings of shareholders and permits removal of a Trustee only by the remaining Trustees. The Trust's Declaration of Trust provides that certain disputes must be resolved in a specific state court and contains a jury trial waiver. These provisions may discourage certain types of claims or limit shareholders' ability to bring claims in a judicial forum they consider favorable. In addition, under the Declaration of Trust, the Board may take certain actions without a shareholder vote, including liquidating the Fund. These provisions, set forth in Article VI, Section 4 of the Declaration of Trust, do not apply to claims arising under the federal securities laws.

Liquidity Risk. Certain fixed-income investments may become less liquid, particularly during periods of market stress, reduced dealer balance sheet capacity, or heightened volatility. Reduced liquidity may make it more difficult or costly to buy or sell securities at desired times or prices, may increase bid-ask spreads, and may contribute to valuation differences and tracking error.

Low Short-Term Interest Rates Risk. When short-term interest rates are low, the Fund’s yield may be very low and could be negative after fees and expenses. In such environments, the Fund may generate insufficient income to cover expenses and may have difficulty maintaining distributions at expected levels. Low short-term rates may also make it more difficult to manage cash flows and rebalance efficiently, which could increase tracking difference.

Market Risk. The Fund's investments are subject to changes in overall economic conditions, broad market movements, and the risks inherent in investing in securities markets. Markets may be volatile, and investment prices may fluctuate significantly due to various factors, including, but not limited to, economic expansion or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and overall market liquidity. The Fund also faces the risk that geopolitical developments may disrupt securities markets and negatively affect global economies and markets. Local, regional, or global events (such as war, terrorism, the spread of infectious disease or other public health concerns, or similar events) could materially affect the Fund and its investments.

Municipal Securities Risk. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer's ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to government regulation, taxation, legislative changes or the rights of municipal security holders. Because many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation, utilities and water and sewer, conditions in those sectors can affect the overall municipal market.

New Adviser Risk. The Adviser is a recently registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser, and the Adviser may not be successful in implementing a Fund's investment approach or in achieving a Fund's intended investment objective.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve efficient index tracking.

Non-Diversification Risk. The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended. As a result, the Fund may invest a greater percentage of its assets in the securities of a smaller number of issuers than a diversified fund. The Fund's performance may be more sensitive to any single economic, business, political, regulatory, or other occurrence affecting those issuers.

Operational and Cybersecurity Risk. The Fund and its service providers rely on complex processes and technology. Human error, processing or communication failures, cyber incidents, or disruptions at counterparties and other third parties could impair operations, result in financial loss, or hinder the Fund's ability to meet its objective.

Passive Strategy Risk. The Fund seeks to track the Index and, under normal circumstances, does not take temporary defensive positions. Performance may deviate from broad market returns or active strategies; the Fund will not attempt to mitigate declines in the Index.

Tax Risk. There is no guarantee that the Fund's income will be exempt from U.S. federal or state or local income taxes. Events occurring after the date of issuance of a municipal bond or after the Fund's acquisition of a municipal bond may result in a determination that interest on that bond is includible in gross income for U.S. federal income tax purposes retroactively to its date of issuance. Such a determination may cause a portion of prior distributions by the Fund to its shareholders to be taxable to those shareholders in the year of receipt. Federal, state or local changes in income or alternative minimum tax rates or in the tax treatment of municipal bonds may make municipal bonds less attractive as investments and cause them to lose value.

•          Third-Party Data Risk.  The Index relies on third-party data (e.g., prices, amounts outstanding/issue size (and, where applicable, float-adjusted amounts outstanding), classifications, and corporate actions) and may be calculated by an unaffiliated index calculation agent based on rules owned and set by the Index Provider. Errors, delays, or misapplications by data vendors, the Index Provider, or the index calculation agent may cause incorrect constituents/weights or delayed changes, which could cause the Fund to deviate from the Index and its published values. If required data licenses are unavailable or revoked, or fees materially increase, Index calculation or dissemination may be interrupted or terminated on short notice.

Tracking Difference and Tracking Error Risk. The Fund's results may differ from those of the Index for various reasons. The Fund bears operating expenses and portfolio transaction costs that the Index does not. The Fund may not be fully invested in Index constituents at all times, may hold securities not included in the Index, and may experience timing differences, cash holdings, corporate actions, tax considerations, or fair-value pricing that contribute to tracking difference.

•          Unaffiliated Index Provider Risk.  The Index is owned and maintained by an unaffiliated third party (the "Index Provider"). The Adviser has no control over the Index methodology or the Index Provider's determinations, including how the methodology is interpreted or applied to corporate actions, data questions, or constituent eligibility. Decisions, changes, or failures by the Index Provider may adversely affect the Index and, in turn, the Fund.

Valuation Risk.  Certain portfolio holdings, and potentially a significant portion of the Fund's portfolio, may be valued using factors other than market quotations. This may occur more frequently during periods of market stress or reduced liquidity. When market quotations are not readily available, a portfolio holding may be valued using one of several available methods. The value assigned to a holding at a given time may differ from the value that would result if a different methodology were used or if the holding were priced using market quotations. Portfolio holdings valued using methods other than market quotations, including "fair-valued" securities, may experience greater day-to-day fluctuations in value than if market quotations were available.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will present a calendar-year bar chart and a table showing average annual total returns, which will help illustrate return variability over time and will compare the Fund's results with those of the Index and a broad-based securities market index.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Manager: The individual primarily responsible for the day-to-day management of the Fund is Anthony Aukett, Portfolio Manager for the Adviser; who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares
The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

The Fund intends to distribute interest income that is generally exempt from regular federal income tax. However, a portion of the Fund's distributions may be subject to federal income tax, including in connection with capital gains, taxable interest, market discount, or distributions from non-tax-exempt investments. Distributions may also be subject to the federal alternative minimum tax (AMT) for certain shareholders, and interest on municipal securities of issuers located outside your state of residence may be subject to state and local income tax. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

 If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may, from their own resources, compensate the intermediary for activities related to the distribution, marketing, promotion, or sale of Shares, or for shareholder and educational support. These payments may create a conflict of interest by incentivizing the intermediary or its personnel to recommend the Fund over other investments. Such payments are not made by the Fund and do not increase the expenses paid by the Fund. Ask your salesperson or visit your intermediary's website for more information.

FUND SUMMARY – Corgi High Yield Municipal Bond ETF

Investment Objective

The Corgi High Yield Municipal Bond ETF (the "Fund") seeks to provide investment results that, before fees and expenses, track the investment results of an index composed of U.S. dollar-denominated high yield municipal bonds.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other possible fees, such as your broker-dealer's brokerage commissions and any other fees from financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and/or Service (12b-1) Fees	[ ]%
Other Expenses(2)	[ ]%
Total Annual Fund Operating Expenses	[ ]%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

In seeking to track the performance of the [ ] (the "Index"), the Fund utilizes a sampling approach, meaning it is not required to buy each security included in the Index. Instead, the Fund may invest in a portion of the Index securities in an effort to maintain a portfolio that, in the aggregate, has generally similar risk and return characteristics to the Index. The number of securities held by the Fund will depend on various factors, including the Fund's asset size. The Fund's investment adviser may invest the Fund's assets in a subset of the Index securities or may invest in substantially all of the securities comprising the Index in approximately the same proportions as the Index, as the Adviser determines is in the best interests of the Fund in pursuing its objective. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. As a result, the Fund may invest a greater percentage of its assets in the securities of a smaller number of issuers than a diversified fund.

The Fund has adopted a non-fundamental investment policy to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in the types of investments suggested by the Fund's name (the "80% investment policy"). The Fund considers the investments suggested by its name to be U.S. dollar-denominated high yield municipal bonds, which are the securities that comprise the Index. In addition, in seeking to track the Index, the Fund may invest in fixed-income securities not included in the Index, cash and cash equivalents, and money market instruments (including money market funds advised by the Adviser). The Fund's 80% investment policy may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

The Index is comprised of publicly traded municipal bonds that cover the U.S. dollar-denominated high yield long-term tax-exempt bond market. The Index includes non-investment grade and crossover investment grade municipal bonds. The Index is rebalanced on the last calendar day of each month.

The Index is sponsored by [ ] (the "Index Provider"), which is not affiliated with the Fund or the Adviser. The Index Provider determines the Index's composition and the relative weightings of the securities included in the Index and publishes information regarding the Index's market value.

The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is so concentrated. The degree to which components of the Index represent certain sectors or industries may change over time.

Principal Risks of Investing in the Fund

The principal risks are presented below in alphabetical order. The order in which the risks appear does not necessarily indicate the relative importance of any particular risk to the Fund. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Call Risk. During periods of falling interest rates, an issuer of a callable debt obligation held by the Fund may "call" or repay the debt obligation before its stated maturity, and the Fund may have to reinvest the proceeds in instruments with lower yields, which would result in a decline in the Fund's income, or in instruments with greater risks or with other less favorable features.

Cash Transaction Risk. The Fund may effect creations and redemptions partly or wholly for cash rather than in kind. As a result, the Fund may incur certain costs, such as brokerage expenses, and may recognize taxable gains or losses that it might not have incurred if it had made redemptions in kind. These costs may decrease the Fund's NAV to the extent that the costs are not offset by transaction fees charged to authorized participants. Cash transactions may also reduce the tax efficiency typically associated with ETFs that redeem in kind.

Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund's investments more than the market as a whole, to the extent that the Fund's investments are concentrated in the securities or other assets of one or more issuers, countries, industries, or asset classes.

Credit Risk. The issuer of a fixed-income security may fail to make timely payments of interest or principal, or the issuer's credit rating may be downgraded. Changes in an issuer's financial condition or credit quality may adversely affect the value of its securities. Securities receiving the lowest investment-grade rating, and securities that are unrated but of comparable quality, may have more speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments.

Debt Securities Risk. The value of debt securities may rise or fall due to market fluctuations, increases in interest rates, the actual or perceived inability or unwillingness of issuers, guarantors, or liquidity providers to make scheduled principal or interest payments, or reduced liquidity in debt markets. Debt securities also involve the risk of lower returns due to reinvestment during periods of declining interest rates or early repayments by issuers of higher coupon or interest rate securities, and/or the risk of reduced income when interest rates fall. When interest rates rise, certain underlying obligations may be repaid substantially more slowly than expected and the value of those securities may decline sharply. Rising interest rates may cause the value of the Fund's fixed income securities to decrease, may adversely affect their liquidity, and may increase fixed income market volatility. If principal is prepaid sooner than anticipated, the Fund may need to reinvest that principal in obligations with lower interest rates. During periods of falling interest rates, the Fund's income may decrease. Interest rate changes generally have a greater impact on longer-duration debt securities. Returns from debt securities investments may lag returns from other investment alternatives, including equity securities.

Duration Risk. Duration is a measure of a Fund's price sensitivity to changes in interest rates. The longer a Fund's duration, the more sensitive the Fund will be to changes in interest rates. For example, the value of a security with a duration of five years would generally be expected to decrease by approximately 5% for every 1% increase in interest rates, and to increase by approximately 5% for every 1% decrease in interest rates. Funds with longer durations are generally subject to greater interest-rate sensitivity than funds with shorter durations.

ETF Risks. The Fund is an exchange-traded fund ("ETF") and is subject to risks associated with ETF structure and secondary-market trading. These include potential reliance on a limited number of market makers and Authorized Participants, the possibility that Shares trade at prices different from NAV, and the trading and transaction-cost considerations described below.

• AP and Market Maker Dependence Risk. The Fund relies on a limited number of financial institutions that are authorized to purchase and redeem Creation Units directly with the Fund (each, an Authorized Participant or "AP"). There may also be a limited number of market makers and other liquidity providers active in Shares. If (i) APs exit the business, become unable to process creation and/or redemption orders, and no other APs step in, or (ii) market makers and/or other liquidity providers leave the market or materially scale back their activity and no replacements emerge, Shares may trade at a material discount to NAV and, in extreme cases, could face delisting.

• Costs of Buying or Selling Shares. Investors who trade Shares in the secondary market will pay brokerage commissions or other charges set by their broker. Commissions are often fixed amounts and can be a significant proportional cost for investors transacting in small sizes. Secondary-market investors also bear the bid-ask spread. The spread varies over time with trading volume and market liquidity; generally narrower when trading volume and liquidity are higher and wider when they are lower. A relatively small investor base, sizable asset flows into or out of a Fund, and/or periods of elevated market volatility may widen spreads. Because commissions and spreads add to trading costs, frequent trading of Shares can materially reduce returns and may be inadvisable for investors who expect to make regular, small purchases or sales.

• Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares trade on an exchange at market prices that may differ from a Fund's NAV. At times, Shares may trade at an intraday premium (above NAV) or discount (below NAV) due to supply and demand for Shares or during volatile markets. This risk can be heightened in periods of market stress, sharp market declines, or when secondary-market trading activity in Shares is limited, in which case premiums or discounts may be significant.

• Trading. Although Shares are listed for trading on [ ] (the "Exchange") and may trade on other U.S. exchanges, there is no assurance that Shares will trade with active volume, or trade at all, on any exchange. In stressed market conditions, the liquidity of Shares and the liquidity of a Fund's portfolio holdings may deteriorate.

High Yield Securities Risk. Securities rated below investment grade are commonly referred to as high yield securities or "junk bonds." High yield securities are often issued by issuers that are restructuring, are smaller or less creditworthy than other issuers, or are more highly indebted than other issuers. High yield securities are subject to greater risk of loss of income and principal than higher rated securities and are considered speculative. The prices of high yield securities are likely to be more sensitive to adverse economic changes or individual issuer developments than higher rated securities. During an economic downturn or substantial period of rising interest rates, high yield security issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations. The secondary market for high yield securities may be less liquid than the markets for higher quality securities.

Income Risk. The Fund's income may decrease due to declining interest rates or other factors. During periods of falling interest rates, issuers of securities held by the Fund may call or redeem those securities, and the Fund would generally need to reinvest the proceeds in securities that pay lower interest rates. If an obligation held by the Fund is prepaid, the Fund may be required to reinvest the prepaid principal in other obligations that generate income at lower rates.

•          Index Calculation & Methodology Risk.  The Index may be calculated incorrectly or the methodology may be misapplied due to errors, delays, or omissions in data, corporate action processing, or the application of Index rules. Such issues may cause unintended inclusions or exclusions, inaccurate weights, or delayed implementation of Index changes and, until corrected, may cause the Fund to deviate from its intended exposures and from the Index's published values.

Inflation Risk. Inflation reduces the purchasing power of income and principal. Higher inflation expectations can lead to higher interest rates, which generally would reduce the value of fixed-income securities and could adversely affect the Fund's returns.

Interest Rate Risk. The value of the Fund's investments in fixed-income securities will generally decline when interest rates rise. The risk is greater for longer-duration bonds. A period of rising interest rates may negatively affect the Fund's performance. Securities with longer maturities tend to produce higher yields but are more sensitive to changes in interest rates and are subject to greater fluctuations in value.

Limited Shareholder Rights Risk. The Trust's governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings of shareholders and permits removal of a Trustee only by the remaining Trustees. The Trust's Declaration of Trust provides that certain disputes must be resolved in a specific state court and contains a jury trial waiver. These provisions may discourage certain types of claims or limit shareholders' ability to bring claims in a judicial forum they consider favorable. In addition, under the Declaration of Trust, the Board may take certain actions without a shareholder vote, including liquidating the Fund. These provisions, set forth in Article VI, Section 4 of the Declaration of Trust, do not apply to claims arising under the federal securities laws.

Liquidity Risk. Certain fixed-income investments may become less liquid, particularly during periods of market stress, reduced dealer balance sheet capacity, or heightened volatility. Reduced liquidity may make it more difficult or costly to buy or sell securities at desired times or prices, may increase bid-ask spreads, and may contribute to valuation differences and tracking error.

Market Risk. The Fund's investments are subject to changes in overall economic conditions, broad market movements, and the risks inherent in investing in securities markets. Markets may be volatile, and investment prices may fluctuate significantly due to various factors, including, but not limited to, economic expansion or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and overall market liquidity. The Fund also faces the risk that geopolitical developments may disrupt securities markets and negatively affect global economies and markets. Local, regional, or global events (such as war, terrorism, the spread of infectious disease or other public health concerns, or similar events) could materially affect the Fund and its investments.

Municipal Securities Risk. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer's ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to government regulation, taxation, legislative changes or the rights of municipal security holders. Because many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation, utilities and water and sewer, conditions in those sectors can affect the overall municipal market.

New Adviser Risk. The Adviser is a recently registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser, and the Adviser may not be successful in implementing a Fund's investment approach or in achieving a Fund's intended investment objective.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve efficient index tracking.

Non-Diversification Risk. The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended. As a result, the Fund may invest a greater percentage of its assets in the securities of a smaller number of issuers than a diversified fund. The Fund's performance may be more sensitive to any single economic, business, political, regulatory, or other occurrence affecting those issuers.

Operational and Cybersecurity Risk. The Fund and its service providers rely on complex processes and technology. Human error, processing or communication failures, cyber incidents, or disruptions at counterparties and other third parties could impair operations, result in financial loss, or hinder the Fund's ability to meet its objective.

Passive Strategy Risk. The Fund seeks to track the Index and, under normal circumstances, does not take temporary defensive positions. Performance may deviate from broad market returns or active strategies; the Fund will not attempt to mitigate declines in the Index.

Tax Risk. There is no guarantee that the Fund's income will be exempt from U.S. federal or state or local income taxes. Events occurring after the date of issuance of a municipal bond or after the Fund's acquisition of a municipal bond may result in a determination that interest on that bond is includible in gross income for U.S. federal income tax purposes retroactively to its date of issuance. Such a determination may cause a portion of prior distributions by the Fund to its shareholders to be taxable to those shareholders in the year of receipt. Federal, state or local changes in income or alternative minimum tax rates or in the tax treatment of municipal bonds may make municipal bonds less attractive as investments and cause them to lose value.

•          Third-Party Data Risk.  The Index relies on third-party data (e.g., prices, amounts outstanding/issue size (and, where applicable, float-adjusted amounts outstanding), classifications, and corporate actions) and may be calculated by an unaffiliated index calculation agent based on rules owned and set by the Index Provider. Errors, delays, or misapplications by data vendors, the Index Provider, or the index calculation agent may cause incorrect constituents/weights or delayed changes, which could cause the Fund to deviate from the Index and its published values. If required data licenses are unavailable or revoked, or fees materially increase, Index calculation or dissemination may be interrupted or terminated on short notice.

Tracking Difference and Tracking Error Risk. The Fund's results may differ from those of the Index for various reasons. The Fund bears operating expenses and portfolio transaction costs that the Index does not. The Fund may not be fully invested in Index constituents at all times, may hold securities not included in the Index, and may experience timing differences, cash holdings, corporate actions, tax considerations, or fair-value pricing that contribute to tracking difference.

•          Unaffiliated Index Provider Risk.  The Index is owned and maintained by an unaffiliated third party (the "Index Provider"). The Adviser has no control over the Index methodology or the Index Provider's determinations, including how the methodology is interpreted or applied to corporate actions, data questions, or constituent eligibility. Decisions, changes, or failures by the Index Provider may adversely affect the Index and, in turn, the Fund.

Valuation Risk.  Certain portfolio holdings, and potentially a significant portion of the Fund's portfolio, may be valued using factors other than market quotations. This may occur more frequently during periods of market stress or reduced liquidity. When market quotations are not readily available, a portfolio holding may be valued using one of several available methods. The value assigned to a holding at a given time may differ from the value that would result if a different methodology were used or if the holding were priced using market quotations. Portfolio holdings valued using methods other than market quotations, including "fair-valued" securities, may experience greater day-to-day fluctuations in value than if market quotations were available.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will present a calendar-year bar chart and a table showing average annual total returns, which will help illustrate return variability over time and will compare the Fund's results with those of the Index and a broad-based securities market index.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Manager: The individual primarily responsible for the day-to-day management of the Fund is Anthony Aukett, Portfolio Manager for the Adviser; who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares
The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

The Fund intends to distribute interest income that is generally exempt from regular federal income tax. However, a portion of the Fund's distributions may be subject to federal income tax, including in connection with capital gains, taxable interest, market discount, or distributions from non-tax-exempt investments. Distributions may also be subject to the federal alternative minimum tax (AMT) for certain shareholders, and interest on municipal securities of issuers located outside your state of residence may be subject to state and local income tax. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

 If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may, from their own resources, compensate the intermediary for activities related to the distribution, marketing, promotion, or sale of Shares, or for shareholder and educational support. These payments may create a conflict of interest by incentivizing the intermediary or its personnel to recommend the Fund over other investments. Such payments are not made by the Fund and do not increase the expenses paid by the Fund. Ask your salesperson or visit your intermediary's website for more information.

FUND SUMMARY – Corgi California Municipal Bond ETF

Investment Objective

The Corgi California Municipal Bond ETF (the "Fund") seeks to provide investment results that, before fees and expenses, track the investment results of an index composed of investment-grade municipal bonds issued in the State of California.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other possible fees, such as your broker-dealer's brokerage commissions and any other fees from financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and/or Service (12b-1) Fees	[ ]%
Other Expenses(2)	[ ]%
Total Annual Fund Operating Expenses	[ ]%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

In seeking to track the performance of the [ ] (the "Index"), the Fund utilizes a sampling approach, meaning it is not required to buy each security included in the Index. Instead, the Fund may invest in a portion of the Index securities in an effort to maintain a portfolio that, in the aggregate, has generally similar risk and return characteristics to the Index. The number of securities held by the Fund will depend on various factors, including the Fund's asset size. The Fund's investment adviser may invest the Fund's assets in a subset of the Index securities or may invest in substantially all of the securities comprising the Index in approximately the same proportions as the Index, as the Adviser determines is in the best interests of the Fund in pursuing its objective. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. As a result, the Fund may invest a greater percentage of its assets in the securities of a smaller number of issuers than a diversified fund.

The Fund has adopted a non-fundamental investment policy to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in the types of investments suggested by the Fund's name (the "80% investment policy"). The Fund considers the investments suggested by its name to be investment-grade municipal bonds issued in the State of California, which are the securities that comprise the Index. In addition, in seeking to track the Index, the Fund may invest in fixed-income securities not included in the Index, cash and cash equivalents, and money market instruments (including money market funds advised by the Adviser). The Fund's 80% investment policy may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

The Index is designed to measure the performance of investment-grade, tax-exempt municipal bonds issued in the State of California. Securities must have a remaining maturity of at least one year. The Index is market value-weighted and is rebalanced on the last business day of each month.

The Index is sponsored by [ ] (the "Index Provider"), which is not affiliated with the Fund or the Adviser. The Index Provider determines the Index's composition and the relative weightings of the securities included in the Index and publishes information regarding the Index's market value.

The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is so concentrated. The degree to which components of the Index represent certain sectors or industries may change over time.

Principal Risks of Investing in the Fund

The principal risks are presented below in alphabetical order. The order in which the risks appear does not necessarily indicate the relative importance of any particular risk to the Fund. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

California Municipal Securities Risk. Investing in California municipal securities subjects the Fund to legal, regulatory, fiscal, political, economic and other risks that are specific to California. The State of California and its political subdivisions may experience financial difficulties, which could adversely affect the value of the Fund's investments.

Call Risk. During periods of falling interest rates, an issuer of a callable debt obligation held by the Fund may "call" or repay the debt obligation before its stated maturity, and the Fund may have to reinvest the proceeds in instruments with lower yields, which would result in a decline in the Fund's income, or in instruments with greater risks or with other less favorable features.

Cash Transaction Risk. The Fund may effect creations and redemptions partly or wholly for cash rather than in kind. As a result, the Fund may incur certain costs, such as brokerage expenses, and may recognize taxable gains or losses that it might not have incurred if it had made redemptions in kind. These costs may decrease the Fund's NAV to the extent that the costs are not offset by transaction fees charged to authorized participants. Cash transactions may also reduce the tax efficiency typically associated with ETFs that redeem in kind.

Concentration Risk (California). The Fund concentrates its investments in California municipal securities. As a result, the Fund's performance will be substantially affected by political, regulatory, and economic conditions specific to California, including changes in the State's tax structure, budget conditions, pension obligations, employment levels, real estate market, exposure to natural disasters (such as wildfires, earthquakes, and drought), and other state-specific factors. Adverse developments in California may have a more pronounced effect on the Fund than on a national or geographically diversified municipal bond fund.

Credit Risk. The issuer of a fixed-income security may fail to make timely payments of interest or principal, or the issuer's credit rating may be downgraded. Changes in an issuer's financial condition or credit quality may adversely affect the value of its securities. Securities receiving the lowest investment-grade rating, and securities that are unrated but of comparable quality, may have more speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments.

Debt Securities Risk. The value of debt securities may rise or fall due to market fluctuations, increases in interest rates, the actual or perceived inability or unwillingness of issuers, guarantors, or liquidity providers to make scheduled principal or interest payments, or reduced liquidity in debt markets. Debt securities also involve the risk of lower returns due to reinvestment during periods of declining interest rates or early repayments by issuers of higher coupon or interest rate securities, and/or the risk of reduced income when interest rates fall. When interest rates rise, certain underlying obligations may be repaid substantially more slowly than expected and the value of those securities may decline sharply. Rising interest rates may cause the value of the Fund's fixed income securities to decrease, may adversely affect their liquidity, and may increase fixed income market volatility. If principal is prepaid sooner than anticipated, the Fund may need to reinvest that principal in obligations with lower interest rates. During periods of falling interest rates, the Fund's income may decrease. Interest rate changes generally have a greater impact on longer-duration debt securities. Returns from debt securities investments may lag returns from other investment alternatives, including equity securities.

Duration Risk. Duration is a measure of a Fund's price sensitivity to changes in interest rates. The longer a Fund's duration, the more sensitive the Fund will be to changes in interest rates. For example, the value of a security with a duration of five years would generally be expected to decrease by approximately 5% for every 1% increase in interest rates, and to increase by approximately 5% for every 1% decrease in interest rates. Funds with longer durations are generally subject to greater interest-rate sensitivity than funds with shorter durations.

ETF Risks. The Fund is an exchange-traded fund ("ETF") and is subject to risks associated with ETF structure and secondary-market trading. These include potential reliance on a limited number of market makers and Authorized Participants, the possibility that Shares trade at prices different from NAV, and the trading and transaction-cost considerations described below.

• AP and Market Maker Dependence Risk. The Fund relies on a limited number of financial institutions that are authorized to purchase and redeem Creation Units directly with the Fund (each, an Authorized Participant or "AP"). There may also be a limited number of market makers and other liquidity providers active in Shares. If (i) APs exit the business, become unable to process creation and/or redemption orders, and no other APs step in, or (ii) market makers and/or other liquidity providers leave the market or materially scale back their activity and no replacements emerge, Shares may trade at a material discount to NAV and, in extreme cases, could face delisting.

• Costs of Buying or Selling Shares. Investors who trade Shares in the secondary market will pay brokerage commissions or other charges set by their broker. Commissions are often fixed amounts and can be a significant proportional cost for investors transacting in small sizes. Secondary-market investors also bear the bid-ask spread. The spread varies over time with trading volume and market liquidity; generally narrower when trading volume and liquidity are higher and wider when they are lower. A relatively small investor base, sizable asset flows into or out of a Fund, and/or periods of elevated market volatility may widen spreads. Because commissions and spreads add to trading costs, frequent trading of Shares can materially reduce returns and may be inadvisable for investors who expect to make regular, small purchases or sales.

• Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares trade on an exchange at market prices that may differ from a Fund's NAV. At times, Shares may trade at an intraday premium (above NAV) or discount (below NAV) due to supply and demand for Shares or during volatile markets. This risk can be heightened in periods of market stress, sharp market declines, or when secondary-market trading activity in Shares is limited, in which case premiums or discounts may be significant.

• Trading. Although Shares are listed for trading on [ ] (the "Exchange") and may trade on other U.S. exchanges, there is no assurance that Shares will trade with active volume, or trade at all, on any exchange. In stressed market conditions, the liquidity of Shares and the liquidity of a Fund's portfolio holdings may deteriorate.

Income Risk. The Fund's income may decrease due to declining interest rates or other factors. During periods of falling interest rates, issuers of securities held by the Fund may call or redeem those securities, and the Fund would generally need to reinvest the proceeds in securities that pay lower interest rates. If an obligation held by the Fund is prepaid, the Fund may be required to reinvest the prepaid principal in other obligations that generate income at lower rates.

•          Index Calculation & Methodology Risk.  The Index may be calculated incorrectly or the methodology may be misapplied due to errors, delays, or omissions in data, corporate action processing, or the application of Index rules. Such issues may cause unintended inclusions or exclusions, inaccurate weights, or delayed implementation of Index changes and, until corrected, may cause the Fund to deviate from its intended exposures and from the Index's published values.

Inflation Risk. Inflation reduces the purchasing power of income and principal. Higher inflation expectations can lead to higher interest rates, which generally would reduce the value of fixed-income securities and could adversely affect the Fund's returns.

Interest Rate Risk. The value of the Fund's investments in fixed-income securities will generally decline when interest rates rise. The risk is greater for longer-duration bonds. A period of rising interest rates may negatively affect the Fund's performance. Securities with longer maturities tend to produce higher yields but are more sensitive to changes in interest rates and are subject to greater fluctuations in value.

Limited Shareholder Rights Risk. The Trust's governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings of shareholders and permits removal of a Trustee only by the remaining Trustees. The Trust's Declaration of Trust provides that certain disputes must be resolved in a specific state court and contains a jury trial waiver. These provisions may discourage certain types of claims or limit shareholders' ability to bring claims in a judicial forum they consider favorable. In addition, under the Declaration of Trust, the Board may take certain actions without a shareholder vote, including liquidating the Fund. These provisions, set forth in Article VI, Section 4 of the Declaration of Trust, do not apply to claims arising under the federal securities laws.

Liquidity Risk. Certain fixed-income investments may become less liquid, particularly during periods of market stress, reduced dealer balance sheet capacity, or heightened volatility. Reduced liquidity may make it more difficult or costly to buy or sell securities at desired times or prices, may increase bid-ask spreads, and may contribute to valuation differences and tracking error.

Market Risk. The Fund's investments are subject to changes in overall economic conditions, broad market movements, and the risks inherent in investing in securities markets. Markets may be volatile, and investment prices may fluctuate significantly due to various factors, including, but not limited to, economic expansion or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and overall market liquidity. The Fund also faces the risk that geopolitical developments may disrupt securities markets and negatively affect global economies and markets. Local, regional, or global events (such as war, terrorism, the spread of infectious disease or other public health concerns, or similar events) could materially affect the Fund and its investments.

Municipal Securities Risk. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer's ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to government regulation, taxation, legislative changes or the rights of municipal security holders. Because many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation, utilities and water and sewer, conditions in those sectors can affect the overall municipal market.

New Adviser Risk. The Adviser is a recently registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser, and the Adviser may not be successful in implementing a Fund's investment approach or in achieving a Fund's intended investment objective.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve efficient index tracking.

Non-Diversification Risk. The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended. As a result, the Fund may invest a greater percentage of its assets in the securities of a smaller number of issuers than a diversified fund. The Fund's performance may be more sensitive to any single economic, business, political, regulatory, or other occurrence affecting those issuers.

Operational and Cybersecurity Risk. The Fund and its service providers rely on complex processes and technology. Human error, processing or communication failures, cyber incidents, or disruptions at counterparties and other third parties could impair operations, result in financial loss, or hinder the Fund's ability to meet its objective.

Passive Strategy Risk. The Fund seeks to track the Index and, under normal circumstances, does not take temporary defensive positions. Performance may deviate from broad market returns or active strategies; the Fund will not attempt to mitigate declines in the Index.

Tax Risk. There is no guarantee that the Fund's income will be exempt from U.S. federal or state or local income taxes. Events occurring after the date of issuance of a municipal bond or after the Fund's acquisition of a municipal bond may result in a determination that interest on that bond is includible in gross income for U.S. federal income tax purposes retroactively to its date of issuance. Such a determination may cause a portion of prior distributions by the Fund to its shareholders to be taxable to those shareholders in the year of receipt. Federal, state or local changes in income or alternative minimum tax rates or in the tax treatment of municipal bonds may make municipal bonds less attractive as investments and cause them to lose value.

•          Third-Party Data Risk.  The Index relies on third-party data (e.g., prices, amounts outstanding/issue size (and, where applicable, float-adjusted amounts outstanding), classifications, and corporate actions) and may be calculated by an unaffiliated index calculation agent based on rules owned and set by the Index Provider. Errors, delays, or misapplications by data vendors, the Index Provider, or the index calculation agent may cause incorrect constituents/weights or delayed changes, which could cause the Fund to deviate from the Index and its published values. If required data licenses are unavailable or revoked, or fees materially increase, Index calculation or dissemination may be interrupted or terminated on short notice.

Tracking Difference and Tracking Error Risk. The Fund's results may differ from those of the Index for various reasons. The Fund bears operating expenses and portfolio transaction costs that the Index does not. The Fund may not be fully invested in Index constituents at all times, may hold securities not included in the Index, and may experience timing differences, cash holdings, corporate actions, tax considerations, or fair-value pricing that contribute to tracking difference.

•          Unaffiliated Index Provider Risk.  The Index is owned and maintained by an unaffiliated third party (the "Index Provider"). The Adviser has no control over the Index methodology or the Index Provider's determinations, including how the methodology is interpreted or applied to corporate actions, data questions, or constituent eligibility. Decisions, changes, or failures by the Index Provider may adversely affect the Index and, in turn, the Fund.

Valuation Risk.  Certain portfolio holdings, and potentially a significant portion of the Fund's portfolio, may be valued using factors other than market quotations. This may occur more frequently during periods of market stress or reduced liquidity. When market quotations are not readily available, a portfolio holding may be valued using one of several available methods. The value assigned to a holding at a given time may differ from the value that would result if a different methodology were used or if the holding were priced using market quotations. Portfolio holdings valued using methods other than market quotations, including "fair-valued" securities, may experience greater day-to-day fluctuations in value than if market quotations were available.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will present a calendar-year bar chart and a table showing average annual total returns, which will help illustrate return variability over time and will compare the Fund's results with those of the Index and a broad-based securities market index.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Manager: The individual primarily responsible for the day-to-day management of the Fund is Anthony Aukett, Portfolio Manager for the Adviser; who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares
The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

The Fund intends to distribute interest income that is generally exempt from regular federal income tax and, for shareholders who are residents of California, generally exempt from California State personal income tax. However, a portion of the Fund's distributions may be subject to federal and California state income tax, including in connection with capital gains, taxable interest, market discount, or distributions from non-tax-exempt investments. Distributions may also be subject to the federal alternative minimum tax (AMT) for certain shareholders. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

 If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may, from their own resources, compensate the intermediary for activities related to the distribution, marketing, promotion, or sale of Shares, or for shareholder and educational support. These payments may create a conflict of interest by incentivizing the intermediary or its personnel to recommend the Fund over other investments. Such payments are not made by the Fund and do not increase the expenses paid by the Fund. Ask your salesperson or visit your intermediary's website for more information.

FUND SUMMARY – Corgi New York Municipal Bond ETF

Investment Objective

The Corgi New York Municipal Bond ETF (the "Fund") seeks to provide investment results that, before fees and expenses, track the investment results of an index composed of investment-grade municipal bonds issued in the State of New York.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other possible fees, such as your broker-dealer's brokerage commissions and any other fees from financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and/or Service (12b-1) Fees	[ ]%
Other Expenses(2)	[ ]%
Total Annual Fund Operating Expenses	[ ]%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

In seeking to track the performance of the [ ] (the "Index"), the Fund utilizes a sampling approach, meaning it is not required to buy each security included in the Index. Instead, the Fund may invest in a portion of the Index securities in an effort to maintain a portfolio that, in the aggregate, has generally similar risk and return characteristics to the Index. The number of securities held by the Fund will depend on various factors, including the Fund's asset size. The Fund's investment adviser may invest the Fund's assets in a subset of the Index securities or may invest in substantially all of the securities comprising the Index in approximately the same proportions as the Index, as the Adviser determines is in the best interests of the Fund in pursuing its objective. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. As a result, the Fund may invest a greater percentage of its assets in the securities of a smaller number of issuers than a diversified fund.

The Fund has adopted a non-fundamental investment policy to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in the types of investments suggested by the Fund's name (the "80% investment policy"). The Fund considers the investments suggested by its name to be investment-grade municipal bonds issued in the State of New York, which are the securities that comprise the Index. In addition, in seeking to track the Index, the Fund may invest in fixed-income securities not included in the Index, cash and cash equivalents, and money market instruments (including money market funds advised by the Adviser). The Fund's 80% investment policy may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

The Index is designed to measure the performance of investment-grade, tax-exempt municipal bonds issued in the State of New York. Securities must have a remaining maturity of at least one year. The Index is market value-weighted and is rebalanced on the last business day of each month.

The Index is sponsored by [ ] (the "Index Provider"), which is not affiliated with the Fund or the Adviser. The Index Provider determines the Index's composition and the relative weightings of the securities included in the Index and publishes information regarding the Index's market value.

The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is so concentrated. The degree to which components of the Index represent certain sectors or industries may change over time.

Principal Risks of Investing in the Fund

The principal risks are presented below in alphabetical order. The order in which the risks appear does not necessarily indicate the relative importance of any particular risk to the Fund. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Call Risk. During periods of falling interest rates, an issuer of a callable debt obligation held by the Fund may "call" or repay the debt obligation before its stated maturity, and the Fund may have to reinvest the proceeds in instruments with lower yields, which would result in a decline in the Fund's income, or in instruments with greater risks or with other less favorable features.

Cash Transaction Risk. The Fund may effect creations and redemptions partly or wholly for cash rather than in kind. As a result, the Fund may incur certain costs, such as brokerage expenses, and may recognize taxable gains or losses that it might not have incurred if it had made redemptions in kind. These costs may decrease the Fund's NAV to the extent that the costs are not offset by transaction fees charged to authorized participants. Cash transactions may also reduce the tax efficiency typically associated with ETFs that redeem in kind.

Concentration Risk (New York). The Fund concentrates its investments in New York municipal securities. As a result, the Fund's performance will be substantially affected by political, regulatory, and economic conditions specific to New York, including changes in the State's tax structure, budget conditions, pension obligations, financial sector exposure (concentrated in New York City), real estate market, exposure to extreme weather events, and other state-specific factors. Adverse developments in New York may have a more pronounced effect on the Fund than on a national or geographically diversified municipal bond fund.

Credit Risk. The issuer of a fixed-income security may fail to make timely payments of interest or principal, or the issuer's credit rating may be downgraded. Changes in an issuer's financial condition or credit quality may adversely affect the value of its securities. Securities receiving the lowest investment-grade rating, and securities that are unrated but of comparable quality, may have more speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments.

Debt Securities Risk. The value of debt securities may rise or fall due to market fluctuations, increases in interest rates, the actual or perceived inability or unwillingness of issuers, guarantors, or liquidity providers to make scheduled principal or interest payments, or reduced liquidity in debt markets. Debt securities also involve the risk of lower returns due to reinvestment during periods of declining interest rates or early repayments by issuers of higher coupon or interest rate securities, and/or the risk of reduced income when interest rates fall. When interest rates rise, certain underlying obligations may be repaid substantially more slowly than expected and the value of those securities may decline sharply. Rising interest rates may cause the value of the Fund's fixed income securities to decrease, may adversely affect their liquidity, and may increase fixed income market volatility. If principal is prepaid sooner than anticipated, the Fund may need to reinvest that principal in obligations with lower interest rates. During periods of falling interest rates, the Fund's income may decrease. Interest rate changes generally have a greater impact on longer-duration debt securities. Returns from debt securities investments may lag returns from other investment alternatives, including equity securities.

Duration Risk. Duration is a measure of a Fund's price sensitivity to changes in interest rates. The longer a Fund's duration, the more sensitive the Fund will be to changes in interest rates. For example, the value of a security with a duration of five years would generally be expected to decrease by approximately 5% for every 1% increase in interest rates, and to increase by approximately 5% for every 1% decrease in interest rates. Funds with longer durations are generally subject to greater interest-rate sensitivity than funds with shorter durations.

ETF Risks. The Fund is an exchange-traded fund ("ETF") and is subject to risks associated with ETF structure and secondary-market trading. These include potential reliance on a limited number of market makers and Authorized Participants, the possibility that Shares trade at prices different from NAV, and the trading and transaction-cost considerations described below.

• AP and Market Maker Dependence Risk. The Fund relies on a limited number of financial institutions that are authorized to purchase and redeem Creation Units directly with the Fund (each, an Authorized Participant or "AP"). There may also be a limited number of market makers and other liquidity providers active in Shares. If (i) APs exit the business, become unable to process creation and/or redemption orders, and no other APs step in, or (ii) market makers and/or other liquidity providers leave the market or materially scale back their activity and no replacements emerge, Shares may trade at a material discount to NAV and, in extreme cases, could face delisting.

• Costs of Buying or Selling Shares. Investors who trade Shares in the secondary market will pay brokerage commissions or other charges set by their broker. Commissions are often fixed amounts and can be a significant proportional cost for investors transacting in small sizes. Secondary-market investors also bear the bid-ask spread. The spread varies over time with trading volume and market liquidity; generally narrower when trading volume and liquidity are higher and wider when they are lower. A relatively small investor base, sizable asset flows into or out of a Fund, and/or periods of elevated market volatility may widen spreads. Because commissions and spreads add to trading costs, frequent trading of Shares can materially reduce returns and may be inadvisable for investors who expect to make regular, small purchases or sales.

• Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares trade on an exchange at market prices that may differ from a Fund's NAV. At times, Shares may trade at an intraday premium (above NAV) or discount (below NAV) due to supply and demand for Shares or during volatile markets. This risk can be heightened in periods of market stress, sharp market declines, or when secondary-market trading activity in Shares is limited, in which case premiums or discounts may be significant.

• Trading. Although Shares are listed for trading on [ ] (the "Exchange") and may trade on other U.S. exchanges, there is no assurance that Shares will trade with active volume, or trade at all, on any exchange. In stressed market conditions, the liquidity of Shares and the liquidity of a Fund's portfolio holdings may deteriorate.

Income Risk. The Fund's income may decrease due to declining interest rates or other factors. During periods of falling interest rates, issuers of securities held by the Fund may call or redeem those securities, and the Fund would generally need to reinvest the proceeds in securities that pay lower interest rates. If an obligation held by the Fund is prepaid, the Fund may be required to reinvest the prepaid principal in other obligations that generate income at lower rates.

•          Index Calculation & Methodology Risk.  The Index may be calculated incorrectly or the methodology may be misapplied due to errors, delays, or omissions in data, corporate action processing, or the application of Index rules. Such issues may cause unintended inclusions or exclusions, inaccurate weights, or delayed implementation of Index changes and, until corrected, may cause the Fund to deviate from its intended exposures and from the Index's published values.

Inflation Risk. Inflation reduces the purchasing power of income and principal. Higher inflation expectations can lead to higher interest rates, which generally would reduce the value of fixed-income securities and could adversely affect the Fund's returns.

Interest Rate Risk. The value of the Fund's investments in fixed-income securities will generally decline when interest rates rise. The risk is greater for longer-duration bonds. A period of rising interest rates may negatively affect the Fund's performance. Securities with longer maturities tend to produce higher yields but are more sensitive to changes in interest rates and are subject to greater fluctuations in value.

Limited Shareholder Rights Risk. The Trust's governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings of shareholders and permits removal of a Trustee only by the remaining Trustees. The Trust's Declaration of Trust provides that certain disputes must be resolved in a specific state court and contains a jury trial waiver. These provisions may discourage certain types of claims or limit shareholders' ability to bring claims in a judicial forum they consider favorable. In addition, under the Declaration of Trust, the Board may take certain actions without a shareholder vote, including liquidating the Fund. These provisions, set forth in Article VI, Section 4 of the Declaration of Trust, do not apply to claims arising under the federal securities laws.

Liquidity Risk. Certain fixed-income investments may become less liquid, particularly during periods of market stress, reduced dealer balance sheet capacity, or heightened volatility. Reduced liquidity may make it more difficult or costly to buy or sell securities at desired times or prices, may increase bid-ask spreads, and may contribute to valuation differences and tracking error.

Market Risk. The Fund's investments are subject to changes in overall economic conditions, broad market movements, and the risks inherent in investing in securities markets. Markets may be volatile, and investment prices may fluctuate significantly due to various factors, including, but not limited to, economic expansion or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and overall market liquidity. The Fund also faces the risk that geopolitical developments may disrupt securities markets and negatively affect global economies and markets. Local, regional, or global events (such as war, terrorism, the spread of infectious disease or other public health concerns, or similar events) could materially affect the Fund and its investments.

Municipal Securities Risk. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer's ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to government regulation, taxation, legislative changes or the rights of municipal security holders. Because many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation, utilities and water and sewer, conditions in those sectors can affect the overall municipal market.

New Adviser Risk. The Adviser is a recently registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser, and the Adviser may not be successful in implementing a Fund's investment approach or in achieving a Fund's intended investment objective.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve efficient index tracking.

New York Municipal Securities Risk. Investing in New York municipal securities subjects the Fund to legal, regulatory, fiscal, political, economic and other risks that are specific to New York. The State of New York and its political subdivisions may experience financial difficulties, which could adversely affect the value of the Fund's investments.

Non-Diversification Risk. The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended. As a result, the Fund may invest a greater percentage of its assets in the securities of a smaller number of issuers than a diversified fund. The Fund's performance may be more sensitive to any single economic, business, political, regulatory, or other occurrence affecting those issuers.

Operational and Cybersecurity Risk. The Fund and its service providers rely on complex processes and technology. Human error, processing or communication failures, cyber incidents, or disruptions at counterparties and other third parties could impair operations, result in financial loss, or hinder the Fund's ability to meet its objective.

Passive Strategy Risk. The Fund seeks to track the Index and, under normal circumstances, does not take temporary defensive positions. Performance may deviate from broad market returns or active strategies; the Fund will not attempt to mitigate declines in the Index.

Tax Risk. There is no guarantee that the Fund's income will be exempt from U.S. federal or state or local income taxes. Events occurring after the date of issuance of a municipal bond or after the Fund's acquisition of a municipal bond may result in a determination that interest on that bond is includible in gross income for U.S. federal income tax purposes retroactively to its date of issuance. Such a determination may cause a portion of prior distributions by the Fund to its shareholders to be taxable to those shareholders in the year of receipt. Federal, state or local changes in income or alternative minimum tax rates or in the tax treatment of municipal bonds may make municipal bonds less attractive as investments and cause them to lose value.

•          Third-Party Data Risk.  The Index relies on third-party data (e.g., prices, amounts outstanding/issue size (and, where applicable, float-adjusted amounts outstanding), classifications, and corporate actions) and may be calculated by an unaffiliated index calculation agent based on rules owned and set by the Index Provider. Errors, delays, or misapplications by data vendors, the Index Provider, or the index calculation agent may cause incorrect constituents/weights or delayed changes, which could cause the Fund to deviate from the Index and its published values. If required data licenses are unavailable or revoked, or fees materially increase, Index calculation or dissemination may be interrupted or terminated on short notice.

Tracking Difference and Tracking Error Risk. The Fund's results may differ from those of the Index for various reasons. The Fund bears operating expenses and portfolio transaction costs that the Index does not. The Fund may not be fully invested in Index constituents at all times, may hold securities not included in the Index, and may experience timing differences, cash holdings, corporate actions, tax considerations, or fair-value pricing that contribute to tracking difference.

•          Unaffiliated Index Provider Risk.  The Index is owned and maintained by an unaffiliated third party (the "Index Provider"). The Adviser has no control over the Index methodology or the Index Provider's determinations, including how the methodology is interpreted or applied to corporate actions, data questions, or constituent eligibility. Decisions, changes, or failures by the Index Provider may adversely affect the Index and, in turn, the Fund.

Valuation Risk.  Certain portfolio holdings, and potentially a significant portion of the Fund's portfolio, may be valued using factors other than market quotations. This may occur more frequently during periods of market stress or reduced liquidity. When market quotations are not readily available, a portfolio holding may be valued using one of several available methods. The value assigned to a holding at a given time may differ from the value that would result if a different methodology were used or if the holding were priced using market quotations. Portfolio holdings valued using methods other than market quotations, including "fair-valued" securities, may experience greater day-to-day fluctuations in value than if market quotations were available.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will present a calendar-year bar chart and a table showing average annual total returns, which will help illustrate return variability over time and will compare the Fund's results with those of the Index and a broad-based securities market index.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Manager: The individual primarily responsible for the day-to-day management of the Fund is Anthony Aukett, Portfolio Manager for the Adviser; who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares
The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

The Fund intends to distribute interest income that is generally exempt from regular federal income tax and, for shareholders who are residents of New York State and New York City, generally exempt from New York State and New York City personal income taxes. However, a portion of the Fund's distributions may be subject to federal and New York State and New York City income tax, including in connection with capital gains, taxable interest, market discount, or distributions from non-tax-exempt investments. Distributions may also be subject to the federal alternative minimum tax (AMT) for certain shareholders. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

 If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may, from their own resources, compensate the intermediary for activities related to the distribution, marketing, promotion, or sale of Shares, or for shareholder and educational support. These payments may create a conflict of interest by incentivizing the intermediary or its personnel to recommend the Fund over other investments. Such payments are not made by the Fund and do not increase the expenses paid by the Fund. Ask your salesperson or visit your intermediary's website for more information.

FUND SUMMARY – Corgi Taxable Municipal Bond ETF

Investment Objective

The Corgi Taxable Municipal Bond ETF (the "Fund") seeks to provide investment results that, before fees and expenses, track the investment results of an index composed of U.S. dollar-denominated taxable municipal bonds.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other possible fees, such as your broker-dealer's brokerage commissions and any other fees from financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and/or Service (12b-1) Fees	[ ]%
Other Expenses(2)	[ ]%
Total Annual Fund Operating Expenses	[ ]%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

In seeking to track the performance of the [ ] (the "Index"), the Fund utilizes a sampling approach, meaning it is not required to buy each security included in the Index. Instead, the Fund may invest in a portion of the Index securities in an effort to maintain a portfolio that, in the aggregate, has generally similar risk and return characteristics to the Index. The number of securities held by the Fund will depend on various factors, including the Fund's asset size. The Fund's investment adviser may invest the Fund's assets in a subset of the Index securities or may invest in substantially all of the securities comprising the Index in approximately the same proportions as the Index, as the Adviser determines is in the best interests of the Fund in pursuing its objective. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. As a result, the Fund may invest a greater percentage of its assets in the securities of a smaller number of issuers than a diversified fund.

The Fund has adopted a non-fundamental investment policy to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in the types of investments suggested by the Fund's name (the "80% investment policy"). The Fund considers the investments suggested by its name to be U.S. dollar-denominated taxable municipal bonds, which are the securities that comprise the Index. In addition, in seeking to track the Index, the Fund may invest in fixed-income securities not included in the Index, cash and cash equivalents, and money market instruments (including money market funds advised by the Adviser). The Fund's 80% investment policy may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

The Index is designed to measure the performance of the U.S. taxable municipal bond market. The Index includes taxable municipal bonds issued by states, cities, counties and other governmental entities within the United States. Securities must have a remaining maturity of at least one year and a minimum amount outstanding of $25 million. The Index is market value-weighted and is rebalanced on the last business day of each month.

The Index is sponsored by [ ] (the "Index Provider"), which is not affiliated with the Fund or the Adviser. The Index Provider determines the Index's composition and the relative weightings of the securities included in the Index and publishes information regarding the Index's market value.

The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is so concentrated. The degree to which components of the Index represent certain sectors or industries may change over time.

Principal Risks of Investing in the Fund

The principal risks are presented below in alphabetical order. The order in which the risks appear does not necessarily indicate the relative importance of any particular risk to the Fund. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Call Risk. During periods of falling interest rates, an issuer of a callable debt obligation held by the Fund may "call" or repay the debt obligation before its stated maturity, and the Fund may have to reinvest the proceeds in instruments with lower yields, which would result in a decline in the Fund's income, or in instruments with greater risks or with other less favorable features.

Cash Transaction Risk. The Fund may effect creations and redemptions partly or wholly for cash rather than in kind. As a result, the Fund may incur certain costs, such as brokerage expenses, and may recognize taxable gains or losses that it might not have incurred if it had made redemptions in kind. These costs may decrease the Fund's NAV to the extent that the costs are not offset by transaction fees charged to authorized participants. Cash transactions may also reduce the tax efficiency typically associated with ETFs that redeem in kind.

Concentration Risk. To the extent the Fund's underlying Index concentrates in a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent. A concentrated fund may be more susceptible to risks of adverse economic, business, regulatory, or other developments affecting that industry or group of industries than a more broadly diversified fund.

Credit Risk. The issuer of a fixed-income security may fail to make timely payments of interest or principal, or the issuer's credit rating may be downgraded. Changes in an issuer's financial condition or credit quality may adversely affect the value of its securities. Securities receiving the lowest investment-grade rating, and securities that are unrated but of comparable quality, may have more speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments.

Debt Securities Risk. The value of debt securities may rise or fall due to market fluctuations, increases in interest rates, the actual or perceived inability or unwillingness of issuers, guarantors, or liquidity providers to make scheduled principal or interest payments, or reduced liquidity in debt markets. Debt securities also involve the risk of lower returns due to reinvestment during periods of declining interest rates or early repayments by issuers of higher coupon or interest rate securities, and/or the risk of reduced income when interest rates fall. When interest rates rise, certain underlying obligations may be repaid substantially more slowly than expected and the value of those securities may decline sharply. Rising interest rates may cause the value of the Fund's fixed income securities to decrease, may adversely affect their liquidity, and may increase fixed income market volatility. If principal is prepaid sooner than anticipated, the Fund may need to reinvest that principal in obligations with lower interest rates. During periods of falling interest rates, the Fund's income may decrease. Interest rate changes generally have a greater impact on longer-duration debt securities. Returns from debt securities investments may lag returns from other investment alternatives, including equity securities.

Duration Risk. Duration is a measure of a Fund's price sensitivity to changes in interest rates. The longer a Fund's duration, the more sensitive the Fund will be to changes in interest rates. For example, the value of a security with a duration of five years would generally be expected to decrease by approximately 5% for every 1% increase in interest rates, and to increase by approximately 5% for every 1% decrease in interest rates. Funds with longer durations are generally subject to greater interest-rate sensitivity than funds with shorter durations.

ETF Risks. The Fund is an exchange-traded fund ("ETF") and is subject to risks associated with ETF structure and secondary-market trading. These include potential reliance on a limited number of market makers and Authorized Participants, the possibility that Shares trade at prices different from NAV, and the trading and transaction-cost considerations described below.

• AP and Market Maker Dependence Risk. The Fund relies on a limited number of financial institutions that are authorized to purchase and redeem Creation Units directly with the Fund (each, an Authorized Participant or "AP"). There may also be a limited number of market makers and other liquidity providers active in Shares. If (i) APs exit the business, become unable to process creation and/or redemption orders, and no other APs step in, or (ii) market makers and/or other liquidity providers leave the market or materially scale back their activity and no replacements emerge, Shares may trade at a material discount to NAV and, in extreme cases, could face delisting.

• Costs of Buying or Selling Shares. Investors who trade Shares in the secondary market will pay brokerage commissions or other charges set by their broker. Commissions are often fixed amounts and can be a significant proportional cost for investors transacting in small sizes. Secondary-market investors also bear the bid-ask spread. The spread varies over time with trading volume and market liquidity; generally narrower when trading volume and liquidity are higher and wider when they are lower. A relatively small investor base, sizable asset flows into or out of a Fund, and/or periods of elevated market volatility may widen spreads. Because commissions and spreads add to trading costs, frequent trading of Shares can materially reduce returns and may be inadvisable for investors who expect to make regular, small purchases or sales.

• Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares trade on an exchange at market prices that may differ from a Fund's NAV. At times, Shares may trade at an intraday premium (above NAV) or discount (below NAV) due to supply and demand for Shares or during volatile markets. This risk can be heightened in periods of market stress, sharp market declines, or when secondary-market trading activity in Shares is limited, in which case premiums or discounts may be significant.

• Trading. Although Shares are listed for trading on [ ] (the "Exchange") and may trade on other U.S. exchanges, there is no assurance that Shares will trade with active volume, or trade at all, on any exchange. In stressed market conditions, the liquidity of Shares and the liquidity of a Fund's portfolio holdings may deteriorate.

Income Risk. The Fund's income may decrease due to declining interest rates or other factors. During periods of falling interest rates, issuers of securities held by the Fund may call or redeem those securities, and the Fund would generally need to reinvest the proceeds in securities that pay lower interest rates. If an obligation held by the Fund is prepaid, the Fund may be required to reinvest the prepaid principal in other obligations that generate income at lower rates.

•          Index Calculation & Methodology Risk.  The Index may be calculated incorrectly or the methodology may be misapplied due to errors, delays, or omissions in data, corporate action processing, or the application of Index rules. Such issues may cause unintended inclusions or exclusions, inaccurate weights, or delayed implementation of Index changes and, until corrected, may cause the Fund to deviate from its intended exposures and from the Index's published values.

Inflation Risk. Inflation reduces the purchasing power of income and principal. Higher inflation expectations can lead to higher interest rates, which generally would reduce the value of fixed-income securities and could adversely affect the Fund's returns.

Interest Rate Risk. The value of the Fund's investments in fixed-income securities will generally decline when interest rates rise. The risk is greater for longer-duration bonds. A period of rising interest rates may negatively affect the Fund's performance. Securities with longer maturities tend to produce higher yields but are more sensitive to changes in interest rates and are subject to greater fluctuations in value.

Limited Shareholder Rights Risk. The Trust's governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings of shareholders and permits removal of a Trustee only by the remaining Trustees. The Trust's Declaration of Trust provides that certain disputes must be resolved in a specific state court and contains a jury trial waiver. These provisions may discourage certain types of claims or limit shareholders' ability to bring claims in a judicial forum they consider favorable. In addition, under the Declaration of Trust, the Board may take certain actions without a shareholder vote, including liquidating the Fund. These provisions, set forth in Article VI, Section 4 of the Declaration of Trust, do not apply to claims arising under the federal securities laws.

Liquidity Risk. Certain fixed-income investments may become less liquid, particularly during periods of market stress, reduced dealer balance sheet capacity, or heightened volatility. Reduced liquidity may make it more difficult or costly to buy or sell securities at desired times or prices, may increase bid-ask spreads, and may contribute to valuation differences and tracking error.

Market Risk. The Fund's investments are subject to changes in overall economic conditions, broad market movements, and the risks inherent in investing in securities markets. Markets may be volatile, and investment prices may fluctuate significantly due to various factors, including, but not limited to, economic expansion or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and overall market liquidity. The Fund also faces the risk that geopolitical developments may disrupt securities markets and negatively affect global economies and markets. Local, regional, or global events (such as war, terrorism, the spread of infectious disease or other public health concerns, or similar events) could materially affect the Fund and its investments.

Municipal Securities Risk. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer's ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to government regulation, taxation, legislative changes or the rights of municipal security holders. Because many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation, utilities and water and sewer, conditions in those sectors can affect the overall municipal market.

New Adviser Risk. The Adviser is a recently registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser, and the Adviser may not be successful in implementing a Fund's investment approach or in achieving a Fund's intended investment objective.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve efficient index tracking.

Non-Diversification Risk. The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended. As a result, the Fund may invest a greater percentage of its assets in the securities of a smaller number of issuers than a diversified fund. The Fund's performance may be more sensitive to any single economic, business, political, regulatory, or other occurrence affecting those issuers.

Operational and Cybersecurity Risk. The Fund and its service providers rely on complex processes and technology. Human error, processing or communication failures, cyber incidents, or disruptions at counterparties and other third parties could impair operations, result in financial loss, or hinder the Fund's ability to meet its objective.

Passive Strategy Risk. The Fund seeks to track the Index and, under normal circumstances, does not take temporary defensive positions. Performance may deviate from broad market returns or active strategies; the Fund will not attempt to mitigate declines in the Index.

•          Third-Party Data Risk.  The Index relies on third-party data (e.g., prices, amounts outstanding/issue size (and, where applicable, float-adjusted amounts outstanding), classifications, and corporate actions) and may be calculated by an unaffiliated index calculation agent based on rules owned and set by the Index Provider. Errors, delays, or misapplications by data vendors, the Index Provider, or the index calculation agent may cause incorrect constituents/weights or delayed changes, which could cause the Fund to deviate from the Index and its published values. If required data licenses are unavailable or revoked, or fees materially increase, Index calculation or dissemination may be interrupted or terminated on short notice.

Tracking Difference and Tracking Error Risk. The Fund's results may differ from those of the Index for various reasons. The Fund bears operating expenses and portfolio transaction costs that the Index does not. The Fund may not be fully invested in Index constituents at all times, may hold securities not included in the Index, and may experience timing differences, cash holdings, corporate actions, tax considerations, or fair-value pricing that contribute to tracking difference.

•          Unaffiliated Index Provider Risk.  The Index is owned and maintained by an unaffiliated third party (the "Index Provider"). The Adviser has no control over the Index methodology or the Index Provider's determinations, including how the methodology is interpreted or applied to corporate actions, data questions, or constituent eligibility. Decisions, changes, or failures by the Index Provider may adversely affect the Index and, in turn, the Fund.

Valuation Risk.  Certain portfolio holdings, and potentially a significant portion of the Fund's portfolio, may be valued using factors other than market quotations. This may occur more frequently during periods of market stress or reduced liquidity. When market quotations are not readily available, a portfolio holding may be valued using one of several available methods. The value assigned to a holding at a given time may differ from the value that would result if a different methodology were used or if the holding were priced using market quotations. Portfolio holdings valued using methods other than market quotations, including "fair-valued" securities, may experience greater day-to-day fluctuations in value than if market quotations were available.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will present a calendar-year bar chart and a table showing average annual total returns, which will help illustrate return variability over time and will compare the Fund's results with those of the Index and a broad-based securities market index.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Manager: The individual primarily responsible for the day-to-day management of the Fund is Anthony Aukett, Portfolio Manager for the Adviser; who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares
The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

 If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may, from their own resources, compensate the intermediary for activities related to the distribution, marketing, promotion, or sale of Shares, or for shareholder and educational support. These payments may create a conflict of interest by incentivizing the intermediary or its personnel to recommend the Fund over other investments. Such payments are not made by the Fund and do not increase the expenses paid by the Fund. Ask your salesperson or visit your intermediary's website for more information.

FUND SUMMARY – Corgi EM USD Sovereign Bond ETF

Investment Objective

The Corgi EM USD Sovereign Bond ETF (the "Fund") seeks to provide investment results that, before fees and expenses, track the investment results of an index composed of U.S. dollar-denominated sovereign bonds issued by emerging market countries.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other possible fees, such as your broker-dealer's brokerage commissions and any other fees from financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and/or Service (12b-1) Fees	[ ]%
Other Expenses(2)	[ ]%
Total Annual Fund Operating Expenses	[ ]%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

In seeking to track the performance of the [ ] (the "Index"), the Fund utilizes a sampling approach, meaning it is not required to buy each security included in the Index. Instead, the Fund may invest in a portion of the Index securities in an effort to maintain a portfolio that, in the aggregate, has generally similar risk and return characteristics to the Index. The number of securities held by the Fund will depend on various factors, including the Fund's asset size. The Fund's investment adviser may invest the Fund's assets in a subset of the Index securities or may invest in substantially all of the securities comprising the Index in approximately the same proportions as the Index, as the Adviser determines is in the best interests of the Fund in pursuing its objective. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. As a result, the Fund may invest a greater percentage of its assets in the securities of a smaller number of issuers than a diversified fund.

The Fund has adopted a non-fundamental investment policy to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in the types of investments suggested by the Fund's name (the "80% investment policy"). The Fund considers the investments suggested by its name to be U.S. dollar-denominated sovereign bonds issued by emerging market countries, which are the securities that comprise the Index. In addition, in seeking to track the Index, the Fund may invest in fixed-income securities not included in the Index, cash and cash equivalents, and money market instruments (including money market funds advised by the Adviser). The Fund's 80% investment policy may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

The Index is designed to track the performance of U.S. dollar-denominated sovereign bonds issued by emerging market countries. The Index includes government bonds and quasi-sovereign bonds from over 30 emerging market countries. Securities must be U.S. dollar-denominated, have a minimum amount outstanding of $500 million, and have at least two years remaining to maturity. The Index is market value-weighted and is rebalanced on the last business day of each month.

The Index is sponsored by [ ] (the "Index Provider"), which is not affiliated with the Fund or the Adviser. The Index Provider determines the Index's composition and the relative weightings of the securities included in the Index and publishes information regarding the Index's market value.

The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is so concentrated. The degree to which components of the Index represent certain sectors or industries may change over time.

Principal Risks of Investing in the Fund

The principal risks are presented below in alphabetical order. The order in which the risks appear does not necessarily indicate the relative importance of any particular risk to the Fund. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Call Risk. During periods of falling interest rates, an issuer of a callable debt obligation held by the Fund may "call" or repay the debt obligation before its stated maturity, and the Fund may have to reinvest the proceeds in instruments with lower yields.

Cash Transaction Risk. The Fund may effect creations and redemptions partly or wholly for cash rather than in kind. As a result, the Fund may incur certain costs, such as brokerage expenses, and may recognize taxable gains or losses that it might not have incurred if it had made redemptions in kind. These costs may decrease the Fund's NAV to the extent that the costs are not offset by transaction fees charged to authorized participants. Cash transactions may also reduce the tax efficiency typically associated with ETFs that redeem in kind.

Concentration Risk. To the extent the Fund's underlying Index concentrates in a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent. A concentrated fund may be more susceptible to risks of adverse economic, business, regulatory, or other developments affecting that industry or group of industries than a more broadly diversified fund.

Credit Risk. The issuer of a fixed-income security may fail to make timely payments of interest or principal, or the issuer's credit rating may be downgraded. Changes in an issuer's financial condition or credit quality may adversely affect the value of its securities. Securities receiving the lowest investment-grade rating, and securities that are unrated but of comparable quality, may have more speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments.

Currency Risk. Although the Fund's holdings are predominantly denominated in U.S. dollars, changes in foreign currency exchange rates may indirectly affect the value of the Fund's investments by affecting the underlying issuers' ability to generate U.S.-dollar cash flows and service their U.S.-dollar-denominated obligations. Adverse movements in the currencies of the countries in which an issuer operates or earns revenues may increase the issuer's costs, reduce its earnings, and increase its default or credit-deterioration risk.

Debt Securities Risk. The value of debt securities may rise or fall due to market fluctuations, increases in interest rates, the actual or perceived inability or unwillingness of issuers, guarantors, or liquidity providers to make scheduled principal or interest payments, or reduced liquidity in debt markets. Debt securities also involve the risk of lower returns due to reinvestment during periods of declining interest rates or early repayments by issuers of higher coupon or interest rate securities, and/or the risk of reduced income when interest rates fall. When interest rates rise, certain underlying obligations may be repaid substantially more slowly than expected and the value of those securities may decline sharply. Rising interest rates may cause the value of the Fund's fixed income securities to decrease, may adversely affect their liquidity, and may increase fixed income market volatility. If principal is prepaid sooner than anticipated, the Fund may need to reinvest that principal in obligations with lower interest rates. During periods of falling interest rates, the Fund's income may decrease. Interest rate changes generally have a greater impact on longer-duration debt securities. Returns from debt securities investments may lag returns from other investment alternatives, including equity securities.

Duration Risk. Duration is a measure of a Fund's price sensitivity to changes in interest rates. The longer a Fund's duration, the more sensitive the Fund will be to changes in interest rates. For example, the value of a security with a duration of five years would generally be expected to decrease by approximately 5% for every 1% increase in interest rates, and to increase by approximately 5% for every 1% decrease in interest rates. Funds with longer durations are generally subject to greater interest-rate sensitivity than funds with shorter durations.

Emerging Markets Risk. Investments in emerging market countries involve additional risks compared to developed markets, including greater political, economic, and social instability; less developed legal and regulatory systems; smaller securities markets with lower trading volume and greater price volatility; and greater risk of settlement difficulties.

ETF Risks. The Fund is an exchange-traded fund ("ETF") and is subject to risks associated with ETF structure and secondary-market trading. These include potential reliance on a limited number of market makers and Authorized Participants, the possibility that Shares trade at prices different from NAV, and the trading and transaction-cost considerations described below.

• AP and Market Maker Dependence Risk. The Fund relies on a limited number of financial institutions that are authorized to purchase and redeem Creation Units directly with the Fund (each, an Authorized Participant or "AP"). There may also be a limited number of market makers and other liquidity providers active in Shares. If (i) APs exit the business, become unable to process creation and/or redemption orders, and no other APs step in, or (ii) market makers and/or other liquidity providers leave the market or materially scale back their activity and no replacements emerge, Shares may trade at a material discount to NAV and, in extreme cases, could face delisting.

• Costs of Buying or Selling Shares. Investors who trade Shares in the secondary market will pay brokerage commissions or other charges set by their broker. Commissions are often fixed amounts and can be a significant proportional cost for investors transacting in small sizes. Secondary-market investors also bear the bid-ask spread. The spread varies over time with trading volume and market liquidity; generally narrower when trading volume and liquidity are higher and wider when they are lower. A relatively small investor base, sizable asset flows into or out of a Fund, and/or periods of elevated market volatility may widen spreads. Because commissions and spreads add to trading costs, frequent trading of Shares can materially reduce returns and may be inadvisable for investors who expect to make regular, small purchases or sales.

• Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares trade on an exchange at market prices that may differ from a Fund's NAV. At times, Shares may trade at an intraday premium (above NAV) or discount (below NAV) due to supply and demand for Shares or during volatile markets. This risk can be heightened in periods of market stress, sharp market declines, or when secondary-market trading activity in Shares is limited, in which case premiums or discounts may be significant.

• Trading. Although Shares are listed for trading on [ ] (the "Exchange") and may trade on other U.S. exchanges, there is no assurance that Shares will trade with active volume, or trade at all, on any exchange. In stressed market conditions, the liquidity of Shares and the liquidity of a Fund's portfolio holdings may deteriorate.

Foreign Securities Risk. The Fund may invest in securities of non-U.S. issuers. Investments in securities of non-U.S. issuers are subject to risks not typically associated with investments in U.S. securities, including adverse political, social, and economic developments, differing regulatory environments, and greater market volatility.

High Yield Securities Risk. Securities rated below investment grade are commonly referred to as high yield securities or "junk bonds." High yield securities are subject to greater risk of loss of income and principal than higher rated securities and are considered speculative.

Income Risk. The Fund's income may decrease due to declining interest rates or other factors. During periods of falling interest rates, issuers of securities held by the Fund may call or redeem those securities, and the Fund would generally need to reinvest the proceeds in securities that pay lower interest rates. If an obligation held by the Fund is prepaid, the Fund may be required to reinvest the prepaid principal in other obligations that generate income at lower rates.

•          Index Calculation & Methodology Risk.  The Index may be calculated incorrectly or the methodology may be misapplied due to errors, delays, or omissions in data, corporate action processing, or the application of Index rules. Such issues may cause unintended inclusions or exclusions, inaccurate weights, or delayed implementation of Index changes and, until corrected, may cause the Fund to deviate from its intended exposures and from the Index's published values.

Inflation Risk. Inflation reduces the purchasing power of income and principal. Higher inflation expectations can lead to higher interest rates, which generally would reduce the value of fixed-income securities and could adversely affect the Fund's returns.

Interest Rate Risk. The value of the Fund's investments in fixed-income securities will generally decline when interest rates rise. The risk is greater for longer-duration bonds. A period of rising interest rates may negatively affect the Fund's performance. Securities with longer maturities tend to produce higher yields but are more sensitive to changes in interest rates and are subject to greater fluctuations in value.

Limited Shareholder Rights Risk. The Trust's governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings of shareholders and permits removal of a Trustee only by the remaining Trustees. The Trust's Declaration of Trust provides that certain disputes must be resolved in a specific state court and contains a jury trial waiver. These provisions may discourage certain types of claims or limit shareholders' ability to bring claims in a judicial forum they consider favorable. In addition, under the Declaration of Trust, the Board may take certain actions without a shareholder vote, including liquidating the Fund. These provisions, set forth in Article VI, Section 4 of the Declaration of Trust, do not apply to claims arising under the federal securities laws.

Liquidity Risk. Certain fixed-income investments may become less liquid, particularly during periods of market stress, reduced dealer balance sheet capacity, or heightened volatility. Reduced liquidity may make it more difficult or costly to buy or sell securities at desired times or prices, may increase bid-ask spreads, and may contribute to valuation differences and tracking error.

Market Risk. The Fund's investments are subject to changes in overall economic conditions, broad market movements, and the risks inherent in investing in securities markets. Markets may be volatile, and investment prices may fluctuate significantly due to various factors, including, but not limited to, economic expansion or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and overall market liquidity. The Fund also faces the risk that geopolitical developments may disrupt securities markets and negatively affect global economies and markets. Local, regional, or global events (such as war, terrorism, the spread of infectious disease or other public health concerns, or similar events) could materially affect the Fund and its investments.

New Adviser Risk. The Adviser is a recently registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser, and the Adviser may not be successful in implementing a Fund's investment approach or in achieving a Fund's intended investment objective.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve efficient index tracking.

Non-Diversification Risk. The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended. As a result, the Fund may invest a greater percentage of its assets in the securities of a smaller number of issuers than a diversified fund. The Fund's performance may be more sensitive to any single economic, business, political, regulatory, or other occurrence affecting those issuers.

Operational and Cybersecurity Risk. The Fund and its service providers rely on complex processes and technology. Human error, processing or communication failures, cyber incidents, or disruptions at counterparties and other third parties could impair operations, result in financial loss, or hinder the Fund's ability to meet its objective.

Passive Strategy Risk. The Fund seeks to track the Index and, under normal circumstances, does not take temporary defensive positions. Performance may deviate from broad market returns or active strategies; the Fund will not attempt to mitigate declines in the Index.

Sovereign Debt Risk. Investments in sovereign debt are subject to the risk that the governmental entity that controls repayment may be unable or unwilling to repay principal and/or interest when due. Political conditions, debt burdens, and currency instability may affect sovereign issuers' willingness or ability to pay.

•          Third-Party Data Risk.  The Index relies on third-party data (e.g., prices, amounts outstanding/issue size (and, where applicable, float-adjusted amounts outstanding), classifications, and corporate actions) and may be calculated by an unaffiliated index calculation agent based on rules owned and set by the Index Provider. Errors, delays, or misapplications by data vendors, the Index Provider, or the index calculation agent may cause incorrect constituents/weights or delayed changes, which could cause the Fund to deviate from the Index and its published values. If required data licenses are unavailable or revoked, or fees materially increase, Index calculation or dissemination may be interrupted or terminated on short notice.

Tracking Difference and Tracking Error Risk. The Fund's results may differ from those of the Index for various reasons. The Fund bears operating expenses and portfolio transaction costs that the Index does not. The Fund may not be fully invested in Index constituents at all times, may hold securities not included in the Index, and may experience timing differences, cash holdings, corporate actions, tax considerations, or fair-value pricing that contribute to tracking difference.

•          Unaffiliated Index Provider Risk.  The Index is owned and maintained by an unaffiliated third party (the "Index Provider"). The Adviser has no control over the Index methodology or the Index Provider's determinations, including how the methodology is interpreted or applied to corporate actions, data questions, or constituent eligibility. Decisions, changes, or failures by the Index Provider may adversely affect the Index and, in turn, the Fund.

Valuation Risk.  Certain portfolio holdings, and potentially a significant portion of the Fund's portfolio, may be valued using factors other than market quotations. This may occur more frequently during periods of market stress or reduced liquidity. When market quotations are not readily available, a portfolio holding may be valued using one of several available methods. The value assigned to a holding at a given time may differ from the value that would result if a different methodology were used or if the holding were priced using market quotations. Portfolio holdings valued using methods other than market quotations, including "fair-valued" securities, may experience greater day-to-day fluctuations in value than if market quotations were available.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will present a calendar-year bar chart and a table showing average annual total returns, which will help illustrate return variability over time and will compare the Fund's results with those of the Index and a broad-based securities market index.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Manager: The individual primarily responsible for the day-to-day management of the Fund is Anthony Aukett, Portfolio Manager for the Adviser; who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares
The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

 If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may, from their own resources, compensate the intermediary for activities related to the distribution, marketing, promotion, or sale of Shares, or for shareholder and educational support. These payments may create a conflict of interest by incentivizing the intermediary or its personnel to recommend the Fund over other investments. Such payments are not made by the Fund and do not increase the expenses paid by the Fund. Ask your salesperson or visit your intermediary's website for more information.

FUND SUMMARY – Corgi EM Local Currency Bond ETF

Investment Objective

The Corgi EM Local Currency Bond ETF (the "Fund") seeks to provide investment results that, before fees and expenses, track the investment results of an index composed of local currency-denominated sovereign bonds issued by emerging market countries.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other possible fees, such as your broker-dealer's brokerage commissions and any other fees from financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and/or Service (12b-1) Fees	[ ]%
Other Expenses(2)	[ ]%
Total Annual Fund Operating Expenses	[ ]%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

In seeking to track the performance of the [ ] (the "Index"), the Fund utilizes a sampling approach, meaning it is not required to buy each security included in the Index. Instead, the Fund may invest in a portion of the Index securities in an effort to maintain a portfolio that, in the aggregate, has generally similar risk and return characteristics to the Index. The number of securities held by the Fund will depend on various factors, including the Fund's asset size. The Fund's investment adviser may invest the Fund's assets in a subset of the Index securities or may invest in substantially all of the securities comprising the Index in approximately the same proportions as the Index, as the Adviser determines is in the best interests of the Fund in pursuing its objective. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. As a result, the Fund may invest a greater percentage of its assets in the securities of a smaller number of issuers than a diversified fund.

The Fund has adopted a non-fundamental investment policy to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in the types of investments suggested by the Fund's name (the "80% investment policy"). The Fund considers the investments suggested by its name to be local currency-denominated sovereign bonds issued by emerging market countries, which are the securities that comprise the Index. In addition, in seeking to track the Index, the Fund may invest in fixed-income securities not included in the Index, cash and cash equivalents, and money market instruments (including money market funds advised by the Adviser). The Fund's 80% investment policy may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

The Index is designed to track the performance of local currency-denominated sovereign bonds issued by emerging market countries. The Index includes government bonds from emerging market countries denominated in the local currency of the issuing country. The Index is market value-weighted and is rebalanced on the last business day of each month.

The Index is sponsored by [ ] (the "Index Provider"), which is not affiliated with the Fund or the Adviser. The Index Provider determines the Index's composition and the relative weightings of the securities included in the Index and publishes information regarding the Index's market value.

The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is so concentrated. The degree to which components of the Index represent certain sectors or industries may change over time.

Principal Risks of Investing in the Fund

The principal risks are presented below in alphabetical order. The order in which the risks appear does not necessarily indicate the relative importance of any particular risk to the Fund. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Cash Transaction Risk. The Fund may effect creations and redemptions partly or wholly for cash rather than in kind. As a result, the Fund may incur certain costs, such as brokerage expenses, and may recognize taxable gains or losses that it might not have incurred if it had made redemptions in kind. These costs may decrease the Fund's NAV to the extent that the costs are not offset by transaction fees charged to authorized participants. Cash transactions may also reduce the tax efficiency typically associated with ETFs that redeem in kind.

Concentration Risk. To the extent the Fund's underlying Index concentrates in a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent. A concentrated fund may be more susceptible to risks of adverse economic, business, regulatory, or other developments affecting that industry or group of industries than a more broadly diversified fund.

Credit Risk. The issuer of a fixed-income security may fail to make timely payments of interest or principal, or the issuer's credit rating may be downgraded. Changes in an issuer's financial condition or credit quality may adversely affect the value of its securities. Securities receiving the lowest investment-grade rating, and securities that are unrated but of comparable quality, may have more speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments.

Currency Risk. Because the Fund invests in securities denominated in foreign currencies, changes in foreign currency exchange rates may significantly affect the Fund's NAV. The Fund's NAV is determined in U.S. dollars; therefore, the Fund may lose value if the local currency of an emerging market country depreciates against the U.S. dollar, even if the investment increases in value in its local currency.

Debt Securities Risk. The value of debt securities may rise or fall due to market fluctuations, increases in interest rates, the actual or perceived inability or unwillingness of issuers, guarantors, or liquidity providers to make scheduled principal or interest payments, or reduced liquidity in debt markets. Debt securities also involve the risk of lower returns due to reinvestment during periods of declining interest rates or early repayments by issuers of higher coupon or interest rate securities, and/or the risk of reduced income when interest rates fall. When interest rates rise, certain underlying obligations may be repaid substantially more slowly than expected and the value of those securities may decline sharply. Rising interest rates may cause the value of the Fund's fixed income securities to decrease, may adversely affect their liquidity, and may increase fixed income market volatility. If principal is prepaid sooner than anticipated, the Fund may need to reinvest that principal in obligations with lower interest rates. During periods of falling interest rates, the Fund's income may decrease. Interest rate changes generally have a greater impact on longer-duration debt securities. Returns from debt securities investments may lag returns from other investment alternatives, including equity securities.

Duration Risk. Duration is a measure of a Fund's price sensitivity to changes in interest rates. The longer a Fund's duration, the more sensitive the Fund will be to changes in interest rates. For example, the value of a security with a duration of five years would generally be expected to decrease by approximately 5% for every 1% increase in interest rates, and to increase by approximately 5% for every 1% decrease in interest rates. Funds with longer durations are generally subject to greater interest-rate sensitivity than funds with shorter durations.

Emerging Markets Risk. Investments in emerging market countries involve additional risks compared to developed markets, including greater political, economic, and social instability; less developed legal and regulatory systems; smaller securities markets with lower trading volume and greater price volatility; and greater risk of settlement difficulties.

ETF Risks. The Fund is an exchange-traded fund ("ETF") and is subject to risks associated with ETF structure and secondary-market trading. These include potential reliance on a limited number of market makers and Authorized Participants, the possibility that Shares trade at prices different from NAV, and the trading and transaction-cost considerations described below.

• AP and Market Maker Dependence Risk. The Fund relies on a limited number of financial institutions that are authorized to purchase and redeem Creation Units directly with the Fund (each, an Authorized Participant or "AP"). There may also be a limited number of market makers and other liquidity providers active in Shares. If (i) APs exit the business, become unable to process creation and/or redemption orders, and no other APs step in, or (ii) market makers and/or other liquidity providers leave the market or materially scale back their activity and no replacements emerge, Shares may trade at a material discount to NAV and, in extreme cases, could face delisting.

• Costs of Buying or Selling Shares. Investors who trade Shares in the secondary market will pay brokerage commissions or other charges set by their broker. Commissions are often fixed amounts and can be a significant proportional cost for investors transacting in small sizes. Secondary-market investors also bear the bid-ask spread. The spread varies over time with trading volume and market liquidity; generally narrower when trading volume and liquidity are higher and wider when they are lower. A relatively small investor base, sizable asset flows into or out of a Fund, and/or periods of elevated market volatility may widen spreads. Because commissions and spreads add to trading costs, frequent trading of Shares can materially reduce returns and may be inadvisable for investors who expect to make regular, small purchases or sales.

• Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares trade on an exchange at market prices that may differ from a Fund's NAV. At times, Shares may trade at an intraday premium (above NAV) or discount (below NAV) due to supply and demand for Shares or during volatile markets. This risk can be heightened in periods of market stress, sharp market declines, or when secondary-market trading activity in Shares is limited, in which case premiums or discounts may be significant.

• Trading. Although Shares are listed for trading on [ ] (the "Exchange") and may trade on other U.S. exchanges, there is no assurance that Shares will trade with active volume, or trade at all, on any exchange. In stressed market conditions, the liquidity of Shares and the liquidity of a Fund's portfolio holdings may deteriorate.

Foreign Securities Risk. The Fund may invest in securities of non-U.S. issuers. Investments in securities of non-U.S. issuers are subject to risks not typically associated with investments in U.S. securities, including adverse political, social, and economic developments, differing regulatory environments, and greater market volatility.

High Yield Securities Risk. Securities rated below investment grade are commonly referred to as high yield securities or "junk bonds." High yield securities are subject to greater risk of loss of income and principal than higher rated securities and are considered speculative.

Income Risk. The Fund's income may decrease due to declining interest rates or other factors. During periods of falling interest rates, issuers of securities held by the Fund may call or redeem those securities, and the Fund would generally need to reinvest the proceeds in securities that pay lower interest rates. If an obligation held by the Fund is prepaid, the Fund may be required to reinvest the prepaid principal in other obligations that generate income at lower rates.

•          Index Calculation & Methodology Risk.  The Index may be calculated incorrectly or the methodology may be misapplied due to errors, delays, or omissions in data, corporate action processing, or the application of Index rules. Such issues may cause unintended inclusions or exclusions, inaccurate weights, or delayed implementation of Index changes and, until corrected, may cause the Fund to deviate from its intended exposures and from the Index's published values.

Inflation Risk. Inflation reduces the purchasing power of income and principal. Higher inflation expectations can lead to higher interest rates, which generally would reduce the value of fixed-income securities and could adversely affect the Fund's returns.

Interest Rate Risk. The value of the Fund's investments in fixed-income securities will generally decline when interest rates rise. The risk is greater for longer-duration bonds. A period of rising interest rates may negatively affect the Fund's performance. Securities with longer maturities tend to produce higher yields but are more sensitive to changes in interest rates and are subject to greater fluctuations in value.

Limited Shareholder Rights Risk. The Trust's governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings of shareholders and permits removal of a Trustee only by the remaining Trustees. The Trust's Declaration of Trust provides that certain disputes must be resolved in a specific state court and contains a jury trial waiver. These provisions may discourage certain types of claims or limit shareholders' ability to bring claims in a judicial forum they consider favorable. In addition, under the Declaration of Trust, the Board may take certain actions without a shareholder vote, including liquidating the Fund. These provisions, set forth in Article VI, Section 4 of the Declaration of Trust, do not apply to claims arising under the federal securities laws.

Liquidity Risk. Certain fixed-income investments may become less liquid, particularly during periods of market stress, reduced dealer balance sheet capacity, or heightened volatility. Reduced liquidity may make it more difficult or costly to buy or sell securities at desired times or prices, may increase bid-ask spreads, and may contribute to valuation differences and tracking error.

Market Risk. The Fund's investments are subject to changes in overall economic conditions, broad market movements, and the risks inherent in investing in securities markets. Markets may be volatile, and investment prices may fluctuate significantly due to various factors, including, but not limited to, economic expansion or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and overall market liquidity. The Fund also faces the risk that geopolitical developments may disrupt securities markets and negatively affect global economies and markets. Local, regional, or global events (such as war, terrorism, the spread of infectious disease or other public health concerns, or similar events) could materially affect the Fund and its investments.

New Adviser Risk. The Adviser is a recently registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser, and the Adviser may not be successful in implementing a Fund's investment approach or in achieving a Fund's intended investment objective.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve efficient index tracking.

Non-Diversification Risk. The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended. As a result, the Fund may invest a greater percentage of its assets in the securities of a smaller number of issuers than a diversified fund. The Fund's performance may be more sensitive to any single economic, business, political, regulatory, or other occurrence affecting those issuers.

Operational and Cybersecurity Risk. The Fund and its service providers rely on complex processes and technology. Human error, processing or communication failures, cyber incidents, or disruptions at counterparties and other third parties could impair operations, result in financial loss, or hinder the Fund's ability to meet its objective.

Passive Strategy Risk. The Fund seeks to track the Index and, under normal circumstances, does not take temporary defensive positions. Performance may deviate from broad market returns or active strategies; the Fund will not attempt to mitigate declines in the Index.

Sovereign Debt Risk. Investments in sovereign debt are subject to the risk that the governmental entity that controls repayment may be unable or unwilling to repay principal and/or interest when due. Political conditions, debt burdens, and currency instability may affect sovereign issuers' willingness or ability to pay.

•          Third-Party Data Risk.  The Index relies on third-party data (e.g., prices, amounts outstanding/issue size (and, where applicable, float-adjusted amounts outstanding), classifications, and corporate actions) and may be calculated by an unaffiliated index calculation agent based on rules owned and set by the Index Provider. Errors, delays, or misapplications by data vendors, the Index Provider, or the index calculation agent may cause incorrect constituents/weights or delayed changes, which could cause the Fund to deviate from the Index and its published values. If required data licenses are unavailable or revoked, or fees materially increase, Index calculation or dissemination may be interrupted or terminated on short notice.

Tracking Difference and Tracking Error Risk. The Fund's results may differ from those of the Index for various reasons. The Fund bears operating expenses and portfolio transaction costs that the Index does not. The Fund may not be fully invested in Index constituents at all times, may hold securities not included in the Index, and may experience timing differences, cash holdings, corporate actions, tax considerations, or fair-value pricing that contribute to tracking difference.

•          Unaffiliated Index Provider Risk.  The Index is owned and maintained by an unaffiliated third party (the "Index Provider"). The Adviser has no control over the Index methodology or the Index Provider's determinations, including how the methodology is interpreted or applied to corporate actions, data questions, or constituent eligibility. Decisions, changes, or failures by the Index Provider may adversely affect the Index and, in turn, the Fund.

Valuation Risk.  Certain portfolio holdings, and potentially a significant portion of the Fund's portfolio, may be valued using factors other than market quotations. This may occur more frequently during periods of market stress or reduced liquidity. When market quotations are not readily available, a portfolio holding may be valued using one of several available methods. The value assigned to a holding at a given time may differ from the value that would result if a different methodology were used or if the holding were priced using market quotations. Portfolio holdings valued using methods other than market quotations, including "fair-valued" securities, may experience greater day-to-day fluctuations in value than if market quotations were available.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will present a calendar-year bar chart and a table showing average annual total returns, which will help illustrate return variability over time and will compare the Fund's results with those of the Index and a broad-based securities market index.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Manager: The individual primarily responsible for the day-to-day management of the Fund is Anthony Aukett, Portfolio Manager for the Adviser; who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares
The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

 If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may, from their own resources, compensate the intermediary for activities related to the distribution, marketing, promotion, or sale of Shares, or for shareholder and educational support. These payments may create a conflict of interest by incentivizing the intermediary or its personnel to recommend the Fund over other investments. Such payments are not made by the Fund and do not increase the expenses paid by the Fund. Ask your salesperson or visit your intermediary's website for more information.

FUND SUMMARY – Corgi EM Corporate Bond ETF

Investment Objective

The Corgi EM Corporate Bond ETF (the "Fund") seeks to provide investment results that, before fees and expenses, track the investment results of an index composed of U.S. dollar-denominated corporate bonds issued by companies in emerging market countries.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other possible fees, such as your broker-dealer's brokerage commissions and any other fees from financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and/or Service (12b-1) Fees	[ ]%
Other Expenses(2)	[ ]%
Total Annual Fund Operating Expenses	[ ]%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

In seeking to track the performance of the [ ] (the "Index"), the Fund utilizes a sampling approach, meaning it is not required to buy each security included in the Index. Instead, the Fund may invest in a portion of the Index securities in an effort to maintain a portfolio that, in the aggregate, has generally similar risk and return characteristics to the Index. The number of securities held by the Fund will depend on various factors, including the Fund's asset size. The Fund's investment adviser may invest the Fund's assets in a subset of the Index securities or may invest in substantially all of the securities comprising the Index in approximately the same proportions as the Index, as the Adviser determines is in the best interests of the Fund in pursuing its objective. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. As a result, the Fund may invest a greater percentage of its assets in the securities of a smaller number of issuers than a diversified fund.

The Fund has adopted a non-fundamental investment policy to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in the types of investments suggested by the Fund's name (the "80% investment policy"). The Fund considers the investments suggested by its name to be U.S. dollar-denominated corporate bonds issued by companies in emerging market countries, which are the securities that comprise the Index. In addition, in seeking to track the Index, the Fund may invest in fixed-income securities not included in the Index, cash and cash equivalents, and money market instruments (including money market funds advised by the Adviser). The Fund's 80% investment policy may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

The Index is designed to track the performance of U.S. dollar-denominated corporate bonds issued by companies domiciled in emerging market countries. The Index includes investment-grade and high yield corporate bonds. Securities must be U.S. dollar-denominated, have a minimum amount outstanding of $500 million, and have at least one year remaining to maturity. The Index is market value-weighted and is rebalanced on the last business day of each month.

The Index is sponsored by [ ] (the "Index Provider"), which is not affiliated with the Fund or the Adviser. The Index Provider determines the Index's composition and the relative weightings of the securities included in the Index and publishes information regarding the Index's market value.

The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is so concentrated. The degree to which components of the Index represent certain sectors or industries may change over time.

Principal Risks of Investing in the Fund

The principal risks are presented below in alphabetical order. The order in which the risks appear does not necessarily indicate the relative importance of any particular risk to the Fund. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Call Risk. During periods of falling interest rates, an issuer of a callable debt obligation held by the Fund may "call" or repay the debt obligation before its stated maturity, and the Fund may have to reinvest the proceeds in instruments with lower yields.

Cash Transaction Risk. The Fund may effect creations and redemptions partly or wholly for cash rather than in kind. As a result, the Fund may incur certain costs, such as brokerage expenses, and may recognize taxable gains or losses that it might not have incurred if it had made redemptions in kind. These costs may decrease the Fund's NAV to the extent that the costs are not offset by transaction fees charged to authorized participants. Cash transactions may also reduce the tax efficiency typically associated with ETFs that redeem in kind.

Concentration Risk. To the extent the Fund's underlying Index concentrates in a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent. A concentrated fund may be more susceptible to risks of adverse economic, business, regulatory, or other developments affecting that industry or group of industries than a more broadly diversified fund.

Corporate Bond Risk. Corporate bonds are subject to the risk that the issuer may not be able to make timely interest and principal payments. The value of corporate bonds may be affected by factors such as credit ratings, business and financial conditions of the issuer, and overall market conditions.

Credit Risk. The issuer of a fixed-income security may fail to make timely payments of interest or principal, or the issuer's credit rating may be downgraded. Changes in an issuer's financial condition or credit quality may adversely affect the value of its securities. Securities receiving the lowest investment-grade rating, and securities that are unrated but of comparable quality, may have more speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments.

Currency Risk. Although the Fund's holdings are predominantly denominated in U.S. dollars, changes in foreign currency exchange rates may indirectly affect the value of the Fund's investments by affecting the underlying issuers' ability to generate U.S.-dollar cash flows and service their U.S.-dollar-denominated obligations. Adverse movements in the currencies of the countries in which an issuer operates or earns revenues may increase the issuer's costs, reduce its earnings, and increase its default or credit-deterioration risk.

Debt Securities Risk. The value of debt securities may rise or fall due to market fluctuations, increases in interest rates, the actual or perceived inability or unwillingness of issuers, guarantors, or liquidity providers to make scheduled principal or interest payments, or reduced liquidity in debt markets. Debt securities also involve the risk of lower returns due to reinvestment during periods of declining interest rates or early repayments by issuers of higher coupon or interest rate securities, and/or the risk of reduced income when interest rates fall. When interest rates rise, certain underlying obligations may be repaid substantially more slowly than expected and the value of those securities may decline sharply. Rising interest rates may cause the value of the Fund's fixed income securities to decrease, may adversely affect their liquidity, and may increase fixed income market volatility. If principal is prepaid sooner than anticipated, the Fund may need to reinvest that principal in obligations with lower interest rates. During periods of falling interest rates, the Fund's income may decrease. Interest rate changes generally have a greater impact on longer-duration debt securities. Returns from debt securities investments may lag returns from other investment alternatives, including equity securities.

Derivatives Risk. The Fund may invest up to 10% of its assets in futures, options, and swap contracts that the Adviser believes will help the Fund track the Index. Derivatives can be more volatile than the underlying securities and may behave in unexpected ways, especially in unusual market conditions. The use of derivatives may magnify gains or losses, create counterparty risk if a derivatives counterparty fails to perform, expose the Fund to settlement delays and collateral requirements, and result in tax treatment that differs from direct holdings of the underlying securities. The Fund's use of derivatives may also produce tracking error relative to the Index, particularly if the cost or availability of the derivative differs materially from the underlying exposure.

Duration Risk. Duration is a measure of a Fund's price sensitivity to changes in interest rates. The longer a Fund's duration, the more sensitive the Fund will be to changes in interest rates. For example, the value of a security with a duration of five years would generally be expected to decrease by approximately 5% for every 1% increase in interest rates, and to increase by approximately 5% for every 1% decrease in interest rates. Funds with longer durations are generally subject to greater interest-rate sensitivity than funds with shorter durations.

Emerging Markets Risk. Investments in emerging market countries involve additional risks compared to developed markets, including greater political, economic, and social instability; less developed legal and regulatory systems; smaller securities markets with lower trading volume and greater price volatility; and greater risk of settlement difficulties.

ETF Risks. The Fund is an exchange-traded fund ("ETF") and is subject to risks associated with ETF structure and secondary-market trading. These include potential reliance on a limited number of market makers and Authorized Participants, the possibility that Shares trade at prices different from NAV, and the trading and transaction-cost considerations described below.

• AP and Market Maker Dependence Risk. The Fund relies on a limited number of financial institutions that are authorized to purchase and redeem Creation Units directly with the Fund (each, an Authorized Participant or "AP"). There may also be a limited number of market makers and other liquidity providers active in Shares. If (i) APs exit the business, become unable to process creation and/or redemption orders, and no other APs step in, or (ii) market makers and/or other liquidity providers leave the market or materially scale back their activity and no replacements emerge, Shares may trade at a material discount to NAV and, in extreme cases, could face delisting.

• Costs of Buying or Selling Shares. Investors who trade Shares in the secondary market will pay brokerage commissions or other charges set by their broker. Commissions are often fixed amounts and can be a significant proportional cost for investors transacting in small sizes. Secondary-market investors also bear the bid-ask spread. The spread varies over time with trading volume and market liquidity; generally narrower when trading volume and liquidity are higher and wider when they are lower. A relatively small investor base, sizable asset flows into or out of a Fund, and/or periods of elevated market volatility may widen spreads. Because commissions and spreads add to trading costs, frequent trading of Shares can materially reduce returns and may be inadvisable for investors who expect to make regular, small purchases or sales.

• Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares trade on an exchange at market prices that may differ from a Fund's NAV. At times, Shares may trade at an intraday premium (above NAV) or discount (below NAV) due to supply and demand for Shares or during volatile markets. This risk can be heightened in periods of market stress, sharp market declines, or when secondary-market trading activity in Shares is limited, in which case premiums or discounts may be significant.

• Trading. Although Shares are listed for trading on [ ] (the "Exchange") and may trade on other U.S. exchanges, there is no assurance that Shares will trade with active volume, or trade at all, on any exchange. In stressed market conditions, the liquidity of Shares and the liquidity of a Fund's portfolio holdings may deteriorate.

Foreign Securities Risk. The Fund may invest in securities of non-U.S. issuers. Investments in securities of non-U.S. issuers are subject to risks not typically associated with investments in U.S. securities, including adverse political, social, and economic developments, differing regulatory environments, and greater market volatility.

High Yield Securities Risk. Securities rated below investment grade are commonly referred to as high yield securities or "junk bonds." High yield securities are subject to greater risk of loss of income and principal than higher rated securities and are considered speculative.

Income Risk. The Fund's income may decrease due to declining interest rates or other factors. During periods of falling interest rates, issuers of securities held by the Fund may call or redeem those securities, and the Fund would generally need to reinvest the proceeds in securities that pay lower interest rates. If an obligation held by the Fund is prepaid, the Fund may be required to reinvest the prepaid principal in other obligations that generate income at lower rates.

•          Index Calculation & Methodology Risk.  The Index may be calculated incorrectly or the methodology may be misapplied due to errors, delays, or omissions in data, corporate action processing, or the application of Index rules. Such issues may cause unintended inclusions or exclusions, inaccurate weights, or delayed implementation of Index changes and, until corrected, may cause the Fund to deviate from its intended exposures and from the Index's published values.

Inflation Risk. Inflation reduces the purchasing power of income and principal. Higher inflation expectations can lead to higher interest rates, which generally would reduce the value of fixed-income securities and could adversely affect the Fund's returns.

Interest Rate Risk. The value of the Fund's investments in fixed-income securities will generally decline when interest rates rise. The risk is greater for longer-duration bonds. A period of rising interest rates may negatively affect the Fund's performance. Securities with longer maturities tend to produce higher yields but are more sensitive to changes in interest rates and are subject to greater fluctuations in value.

Limited Shareholder Rights Risk. The Trust's governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings of shareholders and permits removal of a Trustee only by the remaining Trustees. The Trust's Declaration of Trust provides that certain disputes must be resolved in a specific state court and contains a jury trial waiver. These provisions may discourage certain types of claims or limit shareholders' ability to bring claims in a judicial forum they consider favorable. In addition, under the Declaration of Trust, the Board may take certain actions without a shareholder vote, including liquidating the Fund. These provisions, set forth in Article VI, Section 4 of the Declaration of Trust, do not apply to claims arising under the federal securities laws.

Liquidity Risk. Certain fixed-income investments may become less liquid, particularly during periods of market stress, reduced dealer balance sheet capacity, or heightened volatility. Reduced liquidity may make it more difficult or costly to buy or sell securities at desired times or prices, may increase bid-ask spreads, and may contribute to valuation differences and tracking error.

Market Risk. The Fund's investments are subject to changes in overall economic conditions, broad market movements, and the risks inherent in investing in securities markets. Markets may be volatile, and investment prices may fluctuate significantly due to various factors, including, but not limited to, economic expansion or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and overall market liquidity. The Fund also faces the risk that geopolitical developments may disrupt securities markets and negatively affect global economies and markets. Local, regional, or global events (such as war, terrorism, the spread of infectious disease or other public health concerns, or similar events) could materially affect the Fund and its investments.

New Adviser Risk. The Adviser is a recently registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser, and the Adviser may not be successful in implementing a Fund's investment approach or in achieving a Fund's intended investment objective.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve efficient index tracking.

Non-Diversification Risk. The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended. As a result, the Fund may invest a greater percentage of its assets in the securities of a smaller number of issuers than a diversified fund. The Fund's performance may be more sensitive to any single economic, business, political, regulatory, or other occurrence affecting those issuers.

Operational and Cybersecurity Risk. The Fund and its service providers rely on complex processes and technology. Human error, processing or communication failures, cyber incidents, or disruptions at counterparties and other third parties could impair operations, result in financial loss, or hinder the Fund's ability to meet its objective.

Passive Strategy Risk. The Fund seeks to track the Index and, under normal circumstances, does not take temporary defensive positions. Performance may deviate from broad market returns or active strategies; the Fund will not attempt to mitigate declines in the Index.

•          Third-Party Data Risk.  The Index relies on third-party data (e.g., prices, amounts outstanding/issue size (and, where applicable, float-adjusted amounts outstanding), classifications, and corporate actions) and may be calculated by an unaffiliated index calculation agent based on rules owned and set by the Index Provider. Errors, delays, or misapplications by data vendors, the Index Provider, or the index calculation agent may cause incorrect constituents/weights or delayed changes, which could cause the Fund to deviate from the Index and its published values. If required data licenses are unavailable or revoked, or fees materially increase, Index calculation or dissemination may be interrupted or terminated on short notice.

Tracking Difference and Tracking Error Risk. The Fund's results may differ from those of the Index for various reasons. The Fund bears operating expenses and portfolio transaction costs that the Index does not. The Fund may not be fully invested in Index constituents at all times, may hold securities not included in the Index, and may experience timing differences, cash holdings, corporate actions, tax considerations, or fair-value pricing that contribute to tracking difference.

•          Unaffiliated Index Provider Risk.  The Index is owned and maintained by an unaffiliated third party (the "Index Provider"). The Adviser has no control over the Index methodology or the Index Provider's determinations, including how the methodology is interpreted or applied to corporate actions, data questions, or constituent eligibility. Decisions, changes, or failures by the Index Provider may adversely affect the Index and, in turn, the Fund.

Valuation Risk.  Certain portfolio holdings, and potentially a significant portion of the Fund's portfolio, may be valued using factors other than market quotations. This may occur more frequently during periods of market stress or reduced liquidity. When market quotations are not readily available, a portfolio holding may be valued using one of several available methods. The value assigned to a holding at a given time may differ from the value that would result if a different methodology were used or if the holding were priced using market quotations. Portfolio holdings valued using methods other than market quotations, including "fair-valued" securities, may experience greater day-to-day fluctuations in value than if market quotations were available.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will present a calendar-year bar chart and a table showing average annual total returns, which will help illustrate return variability over time and will compare the Fund's results with those of the Index and a broad-based securities market index.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Manager: The individual primarily responsible for the day-to-day management of the Fund is Anthony Aukett, Portfolio Manager for the Adviser; who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares
The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

 If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may, from their own resources, compensate the intermediary for activities related to the distribution, marketing, promotion, or sale of Shares, or for shareholder and educational support. These payments may create a conflict of interest by incentivizing the intermediary or its personnel to recommend the Fund over other investments. Such payments are not made by the Fund and do not increase the expenses paid by the Fund. Ask your salesperson or visit your intermediary's website for more information.

FUND SUMMARY – Corgi International Corporate Bond ETF

Investment Objective

The Corgi International Corporate Bond ETF (the "Fund") seeks to provide investment results that, before fees and expenses, track the investment results of an index composed of investment-grade corporate bonds issued outside the United States.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other possible fees, such as your broker-dealer's brokerage commissions and any other fees from financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and/or Service (12b-1) Fees	[ ]%
Other Expenses(2)	[ ]%
Total Annual Fund Operating Expenses	[ ]%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

In seeking to track the performance of the [ ] (the "Index"), the Fund utilizes a sampling approach, meaning it is not required to buy each security included in the Index. Instead, the Fund may invest in a portion of the Index securities in an effort to maintain a portfolio that, in the aggregate, has generally similar risk and return characteristics to the Index. The number of securities held by the Fund will depend on various factors, including the Fund's asset size. The Fund's investment adviser may invest the Fund's assets in a subset of the Index securities or may invest in substantially all of the securities comprising the Index in approximately the same proportions as the Index, as the Adviser determines is in the best interests of the Fund in pursuing its objective. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. As a result, the Fund may invest a greater percentage of its assets in the securities of a smaller number of issuers than a diversified fund.

The Fund has adopted a non-fundamental investment policy to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in the types of investments suggested by the Fund's name (the "80% investment policy"). The Fund considers the investments suggested by its name to be investment-grade corporate bonds issued outside the United States, which are the securities that comprise the Index. In addition, in seeking to track the Index, the Fund may invest in fixed-income securities not included in the Index, cash and cash equivalents, and money market instruments (including money market funds advised by the Adviser). The Fund's 80% investment policy may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

The Index is designed to measure the performance of investment-grade corporate bonds issued by non-U.S. issuers. The Index includes fixed-rate corporate bonds from developed market countries outside the United States. Securities must have a remaining maturity of at least one year and a minimum amount outstanding of $300 million. The Index is market value-weighted and is rebalanced on the last business day of each month.

The Index is sponsored by [ ] (the "Index Provider"), which is not affiliated with the Fund or the Adviser. The Index Provider determines the Index's composition and the relative weightings of the securities included in the Index and publishes information regarding the Index's market value.

The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is so concentrated. The degree to which components of the Index represent certain sectors or industries may change over time.

Principal Risks of Investing in the Fund

The principal risks are presented below in alphabetical order. The order in which the risks appear does not necessarily indicate the relative importance of any particular risk to the Fund. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Call Risk. During periods of falling interest rates, an issuer of a callable debt obligation held by the Fund may "call" or repay the debt obligation before its stated maturity, and the Fund may have to reinvest the proceeds in instruments with lower yields.

Cash Transaction Risk. The Fund may effect creations and redemptions partly or wholly for cash rather than in kind. As a result, the Fund may incur certain costs, such as brokerage expenses, and may recognize taxable gains or losses that it might not have incurred if it had made redemptions in kind. These costs may decrease the Fund's NAV to the extent that the costs are not offset by transaction fees charged to authorized participants. Cash transactions may also reduce the tax efficiency typically associated with ETFs that redeem in kind.

Concentration Risk. To the extent the Fund's underlying Index concentrates in a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent. A concentrated fund may be more susceptible to risks of adverse economic, business, regulatory, or other developments affecting that industry or group of industries than a more broadly diversified fund.

Corporate Bond Risk. Corporate bonds are subject to the risk that the issuer may not be able to make timely interest and principal payments. The value of corporate bonds may be affected by factors such as credit ratings, business and financial conditions of the issuer, and overall market conditions.

Credit Risk. The issuer of a fixed-income security may fail to make timely payments of interest or principal, or the issuer's credit rating may be downgraded. Changes in an issuer's financial condition or credit quality may adversely affect the value of its securities. Securities receiving the lowest investment-grade rating, and securities that are unrated but of comparable quality, may have more speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments.

Currency Risk. Although the Fund's holdings are predominantly denominated in U.S. dollars, changes in foreign currency exchange rates may indirectly affect the value of the Fund's investments by affecting the underlying issuers' ability to generate U.S.-dollar cash flows and service their U.S.-dollar-denominated obligations. Adverse movements in the currencies of the countries in which an issuer operates or earns revenues may increase the issuer's costs, reduce its earnings, and increase its default or credit-deterioration risk.

Debt Securities Risk. The value of debt securities may rise or fall due to market fluctuations, increases in interest rates, the actual or perceived inability or unwillingness of issuers, guarantors, or liquidity providers to make scheduled principal or interest payments, or reduced liquidity in debt markets. Debt securities also involve the risk of lower returns due to reinvestment during periods of declining interest rates or early repayments by issuers of higher coupon or interest rate securities, and/or the risk of reduced income when interest rates fall. When interest rates rise, certain underlying obligations may be repaid substantially more slowly than expected and the value of those securities may decline sharply. Rising interest rates may cause the value of the Fund's fixed income securities to decrease, may adversely affect their liquidity, and may increase fixed income market volatility. If principal is prepaid sooner than anticipated, the Fund may need to reinvest that principal in obligations with lower interest rates. During periods of falling interest rates, the Fund's income may decrease. Interest rate changes generally have a greater impact on longer-duration debt securities. Returns from debt securities investments may lag returns from other investment alternatives, including equity securities.

Duration Risk. Duration is a measure of a Fund's price sensitivity to changes in interest rates. The longer a Fund's duration, the more sensitive the Fund will be to changes in interest rates. For example, the value of a security with a duration of five years would generally be expected to decrease by approximately 5% for every 1% increase in interest rates, and to increase by approximately 5% for every 1% decrease in interest rates. Funds with longer durations are generally subject to greater interest-rate sensitivity than funds with shorter durations.

ETF Risks. The Fund is an exchange-traded fund ("ETF") and is subject to risks associated with ETF structure and secondary-market trading. These include potential reliance on a limited number of market makers and Authorized Participants, the possibility that Shares trade at prices different from NAV, and the trading and transaction-cost considerations described below.

• AP and Market Maker Dependence Risk. The Fund relies on a limited number of financial institutions that are authorized to purchase and redeem Creation Units directly with the Fund (each, an Authorized Participant or "AP"). There may also be a limited number of market makers and other liquidity providers active in Shares. If (i) APs exit the business, become unable to process creation and/or redemption orders, and no other APs step in, or (ii) market makers and/or other liquidity providers leave the market or materially scale back their activity and no replacements emerge, Shares may trade at a material discount to NAV and, in extreme cases, could face delisting.

• Costs of Buying or Selling Shares. Investors who trade Shares in the secondary market will pay brokerage commissions or other charges set by their broker. Commissions are often fixed amounts and can be a significant proportional cost for investors transacting in small sizes. Secondary-market investors also bear the bid-ask spread. The spread varies over time with trading volume and market liquidity; generally narrower when trading volume and liquidity are higher and wider when they are lower. A relatively small investor base, sizable asset flows into or out of a Fund, and/or periods of elevated market volatility may widen spreads. Because commissions and spreads add to trading costs, frequent trading of Shares can materially reduce returns and may be inadvisable for investors who expect to make regular, small purchases or sales.

• Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares trade on an exchange at market prices that may differ from a Fund's NAV. At times, Shares may trade at an intraday premium (above NAV) or discount (below NAV) due to supply and demand for Shares or during volatile markets. This risk can be heightened in periods of market stress, sharp market declines, or when secondary-market trading activity in Shares is limited, in which case premiums or discounts may be significant.

• Trading. Although Shares are listed for trading on [ ] (the "Exchange") and may trade on other U.S. exchanges, there is no assurance that Shares will trade with active volume, or trade at all, on any exchange. In stressed market conditions, the liquidity of Shares and the liquidity of a Fund's portfolio holdings may deteriorate.

Foreign Securities Risk. The Fund may invest in securities of non-U.S. issuers. Investments in securities of non-U.S. issuers are subject to risks not typically associated with investments in U.S. securities, including adverse political, social, and economic developments, differing regulatory environments, and greater market volatility.

Geographic Concentration Risk. The Fund's investments may be concentrated in one or more countries or geographic regions. As a result, the Fund may be more susceptible to the economic, political, regulatory, and other conditions or events affecting those countries or regions.

Income Risk. The Fund's income may decrease due to declining interest rates or other factors. During periods of falling interest rates, issuers of securities held by the Fund may call or redeem those securities, and the Fund would generally need to reinvest the proceeds in securities that pay lower interest rates. If an obligation held by the Fund is prepaid, the Fund may be required to reinvest the prepaid principal in other obligations that generate income at lower rates.

•          Index Calculation & Methodology Risk.  The Index may be calculated incorrectly or the methodology may be misapplied due to errors, delays, or omissions in data, corporate action processing, or the application of Index rules. Such issues may cause unintended inclusions or exclusions, inaccurate weights, or delayed implementation of Index changes and, until corrected, may cause the Fund to deviate from its intended exposures and from the Index's published values.

Inflation Risk. Inflation reduces the purchasing power of income and principal. Higher inflation expectations can lead to higher interest rates, which generally would reduce the value of fixed-income securities and could adversely affect the Fund's returns.

Interest Rate Risk. The value of the Fund's investments in fixed-income securities will generally decline when interest rates rise. The risk is greater for longer-duration bonds. A period of rising interest rates may negatively affect the Fund's performance. Securities with longer maturities tend to produce higher yields but are more sensitive to changes in interest rates and are subject to greater fluctuations in value.

Investment Grade Securities Risk. Investment-grade bonds are generally considered to present lower credit risk than below-investment-grade bonds, but they remain subject to credit risk, downgrade risk, and liquidity risk. Bonds rated at the lower end of investment grade may be more sensitive to changes in economic conditions and more likely to be downgraded to below investment grade (“fallen angels”), which can increase volatility and reduce liquidity.

Limited Shareholder Rights Risk. The Trust's governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings of shareholders and permits removal of a Trustee only by the remaining Trustees. The Trust's Declaration of Trust provides that certain disputes must be resolved in a specific state court and contains a jury trial waiver. These provisions may discourage certain types of claims or limit shareholders' ability to bring claims in a judicial forum they consider favorable. In addition, under the Declaration of Trust, the Board may take certain actions without a shareholder vote, including liquidating the Fund. These provisions, set forth in Article VI, Section 4 of the Declaration of Trust, do not apply to claims arising under the federal securities laws.

Liquidity Risk. Certain fixed-income investments may become less liquid, particularly during periods of market stress, reduced dealer balance sheet capacity, or heightened volatility. Reduced liquidity may make it more difficult or costly to buy or sell securities at desired times or prices, may increase bid-ask spreads, and may contribute to valuation differences and tracking error.

Market Risk. The Fund's investments are subject to changes in overall economic conditions, broad market movements, and the risks inherent in investing in securities markets. Markets may be volatile, and investment prices may fluctuate significantly due to various factors, including, but not limited to, economic expansion or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and overall market liquidity. The Fund also faces the risk that geopolitical developments may disrupt securities markets and negatively affect global economies and markets. Local, regional, or global events (such as war, terrorism, the spread of infectious disease or other public health concerns, or similar events) could materially affect the Fund and its investments.

New Adviser Risk. The Adviser is a recently registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser, and the Adviser may not be successful in implementing a Fund's investment approach or in achieving a Fund's intended investment objective.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve efficient index tracking.

Non-Diversification Risk. The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended. As a result, the Fund may invest a greater percentage of its assets in the securities of a smaller number of issuers than a diversified fund. The Fund's performance may be more sensitive to any single economic, business, political, regulatory, or other occurrence affecting those issuers.

Operational and Cybersecurity Risk. The Fund and its service providers rely on complex processes and technology. Human error, processing or communication failures, cyber incidents, or disruptions at counterparties and other third parties could impair operations, result in financial loss, or hinder the Fund's ability to meet its objective.

Passive Strategy Risk. The Fund seeks to track the Index and, under normal circumstances, does not take temporary defensive positions. Performance may deviate from broad market returns or active strategies; the Fund will not attempt to mitigate declines in the Index.

•          Third-Party Data Risk.  The Index relies on third-party data (e.g., prices, amounts outstanding/issue size (and, where applicable, float-adjusted amounts outstanding), classifications, and corporate actions) and may be calculated by an unaffiliated index calculation agent based on rules owned and set by the Index Provider. Errors, delays, or misapplications by data vendors, the Index Provider, or the index calculation agent may cause incorrect constituents/weights or delayed changes, which could cause the Fund to deviate from the Index and its published values. If required data licenses are unavailable or revoked, or fees materially increase, Index calculation or dissemination may be interrupted or terminated on short notice.

Tracking Difference and Tracking Error Risk. The Fund's results may differ from those of the Index for various reasons. The Fund bears operating expenses and portfolio transaction costs that the Index does not. The Fund may not be fully invested in Index constituents at all times, may hold securities not included in the Index, and may experience timing differences, cash holdings, corporate actions, tax considerations, or fair-value pricing that contribute to tracking difference.

•          Unaffiliated Index Provider Risk.  The Index is owned and maintained by an unaffiliated third party (the "Index Provider"). The Adviser has no control over the Index methodology or the Index Provider's determinations, including how the methodology is interpreted or applied to corporate actions, data questions, or constituent eligibility. Decisions, changes, or failures by the Index Provider may adversely affect the Index and, in turn, the Fund.

Valuation Risk.  Certain portfolio holdings, and potentially a significant portion of the Fund's portfolio, may be valued using factors other than market quotations. This may occur more frequently during periods of market stress or reduced liquidity. When market quotations are not readily available, a portfolio holding may be valued using one of several available methods. The value assigned to a holding at a given time may differ from the value that would result if a different methodology were used or if the holding were priced using market quotations. Portfolio holdings valued using methods other than market quotations, including "fair-valued" securities, may experience greater day-to-day fluctuations in value than if market quotations were available.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will present a calendar-year bar chart and a table showing average annual total returns, which will help illustrate return variability over time and will compare the Fund's results with those of the Index and a broad-based securities market index.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Manager: The individual primarily responsible for the day-to-day management of the Fund is Anthony Aukett, Portfolio Manager for the Adviser; who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares
The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

 If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may, from their own resources, compensate the intermediary for activities related to the distribution, marketing, promotion, or sale of Shares, or for shareholder and educational support. These payments may create a conflict of interest by incentivizing the intermediary or its personnel to recommend the Fund over other investments. Such payments are not made by the Fund and do not increase the expenses paid by the Fund. Ask your salesperson or visit your intermediary's website for more information.

FUND SUMMARY – Corgi International Treasury Bond ETF

Investment Objective

The Corgi International Treasury Bond ETF (the "Fund") seeks to provide investment results that, before fees and expenses, track the investment results of an index composed of treasury bonds issued by developed market countries outside the United States.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other possible fees, such as your broker-dealer's brokerage commissions and any other fees from financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and/or Service (12b-1) Fees	[ ]%
Other Expenses(2)	[ ]%
Total Annual Fund Operating Expenses	[ ]%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

In seeking to track the performance of the [ ] (the "Index"), the Fund utilizes a sampling approach, meaning it is not required to buy each security included in the Index. Instead, the Fund may invest in a portion of the Index securities in an effort to maintain a portfolio that, in the aggregate, has generally similar risk and return characteristics to the Index. The number of securities held by the Fund will depend on various factors, including the Fund's asset size. The Fund's investment adviser may invest the Fund's assets in a subset of the Index securities or may invest in substantially all of the securities comprising the Index in approximately the same proportions as the Index, as the Adviser determines is in the best interests of the Fund in pursuing its objective. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. As a result, the Fund may invest a greater percentage of its assets in the securities of a smaller number of issuers than a diversified fund.

The Fund has adopted a non-fundamental investment policy to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in the types of investments suggested by the Fund's name (the "80% investment policy"). The Fund considers the investments suggested by its name to be treasury bonds issued by developed market countries outside the United States, which are the securities that comprise the Index. In addition, in seeking to track the Index, the Fund may invest in fixed-income securities not included in the Index, cash and cash equivalents, and money market instruments (including money market funds advised by the Adviser). The Fund's 80% investment policy may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

The Index is designed to measure the performance of non-U.S. developed market sovereign bonds. The Index includes treasury bonds from developed market countries outside the United States. Securities must be denominated in the local currency of the issuing country, have a remaining maturity of at least one year, and meet minimum outstanding amount requirements. The Index is market value-weighted and is rebalanced on the last business day of each month.

The Index is sponsored by [ ] (the "Index Provider"), which is not affiliated with the Fund or the Adviser. The Index Provider determines the Index's composition and the relative weightings of the securities included in the Index and publishes information regarding the Index's market value.

The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is so concentrated. The degree to which components of the Index represent certain sectors or industries may change over time.

Principal Risks of Investing in the Fund

The principal risks are presented below in alphabetical order. The order in which the risks appear does not necessarily indicate the relative importance of any particular risk to the Fund. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Cash Transaction Risk. The Fund may effect creations and redemptions partly or wholly for cash rather than in kind. As a result, the Fund may incur certain costs, such as brokerage expenses, and may recognize taxable gains or losses that it might not have incurred if it had made redemptions in kind. These costs may decrease the Fund's NAV to the extent that the costs are not offset by transaction fees charged to authorized participants. Cash transactions may also reduce the tax efficiency typically associated with ETFs that redeem in kind.

Concentration Risk. To the extent the Fund's underlying Index concentrates in a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent. A concentrated fund may be more susceptible to risks of adverse economic, business, regulatory, or other developments affecting that industry or group of industries than a more broadly diversified fund.

Credit Risk. The issuer of a fixed-income security may fail to make timely payments of interest or principal, or the issuer's credit rating may be downgraded. Changes in an issuer's financial condition or credit quality may adversely affect the value of its securities. Securities receiving the lowest investment-grade rating, and securities that are unrated but of comparable quality, may have more speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments.

Currency Risk. Because the Fund invests in securities denominated in foreign currencies, changes in foreign currency exchange rates may significantly affect the Fund's NAV.

Debt Securities Risk. The value of debt securities may rise or fall due to market fluctuations, increases in interest rates, the actual or perceived inability or unwillingness of issuers, guarantors, or liquidity providers to make scheduled principal or interest payments, or reduced liquidity in debt markets. Debt securities also involve the risk of lower returns due to reinvestment during periods of declining interest rates or early repayments by issuers of higher coupon or interest rate securities, and/or the risk of reduced income when interest rates fall. When interest rates rise, certain underlying obligations may be repaid substantially more slowly than expected and the value of those securities may decline sharply. Rising interest rates may cause the value of the Fund's fixed income securities to decrease, may adversely affect their liquidity, and may increase fixed income market volatility. If principal is prepaid sooner than anticipated, the Fund may need to reinvest that principal in obligations with lower interest rates. During periods of falling interest rates, the Fund's income may decrease. Interest rate changes generally have a greater impact on longer-duration debt securities. Returns from debt securities investments may lag returns from other investment alternatives, including equity securities.

Duration Risk. Duration is a measure of a Fund's price sensitivity to changes in interest rates. The longer a Fund's duration, the more sensitive the Fund will be to changes in interest rates. For example, the value of a security with a duration of five years would generally be expected to decrease by approximately 5% for every 1% increase in interest rates, and to increase by approximately 5% for every 1% decrease in interest rates. Funds with longer durations are generally subject to greater interest-rate sensitivity than funds with shorter durations.

ETF Risks. The Fund is an exchange-traded fund ("ETF") and is subject to risks associated with ETF structure and secondary-market trading. These include potential reliance on a limited number of market makers and Authorized Participants, the possibility that Shares trade at prices different from NAV, and the trading and transaction-cost considerations described below.

• AP and Market Maker Dependence Risk. The Fund relies on a limited number of financial institutions that are authorized to purchase and redeem Creation Units directly with the Fund (each, an Authorized Participant or "AP"). There may also be a limited number of market makers and other liquidity providers active in Shares. If (i) APs exit the business, become unable to process creation and/or redemption orders, and no other APs step in, or (ii) market makers and/or other liquidity providers leave the market or materially scale back their activity and no replacements emerge, Shares may trade at a material discount to NAV and, in extreme cases, could face delisting.

• Costs of Buying or Selling Shares. Investors who trade Shares in the secondary market will pay brokerage commissions or other charges set by their broker. Commissions are often fixed amounts and can be a significant proportional cost for investors transacting in small sizes. Secondary-market investors also bear the bid-ask spread. The spread varies over time with trading volume and market liquidity; generally narrower when trading volume and liquidity are higher and wider when they are lower. A relatively small investor base, sizable asset flows into or out of a Fund, and/or periods of elevated market volatility may widen spreads. Because commissions and spreads add to trading costs, frequent trading of Shares can materially reduce returns and may be inadvisable for investors who expect to make regular, small purchases or sales.

• Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares trade on an exchange at market prices that may differ from a Fund's NAV. At times, Shares may trade at an intraday premium (above NAV) or discount (below NAV) due to supply and demand for Shares or during volatile markets. This risk can be heightened in periods of market stress, sharp market declines, or when secondary-market trading activity in Shares is limited, in which case premiums or discounts may be significant.

• Trading. Although Shares are listed for trading on [ ] (the "Exchange") and may trade on other U.S. exchanges, there is no assurance that Shares will trade with active volume, or trade at all, on any exchange. In stressed market conditions, the liquidity of Shares and the liquidity of a Fund's portfolio holdings may deteriorate.

Foreign Securities Risk. The Fund may invest in securities of non-U.S. issuers. Investments in securities of non-U.S. issuers are subject to risks not typically associated with investments in U.S. securities, including adverse political, social, and economic developments, differing regulatory environments, and greater market volatility.

Geographic Concentration Risk. The Fund's investments may be concentrated in one or more countries or geographic regions. As a result, the Fund may be more susceptible to the economic, political, regulatory, and other conditions or events affecting those countries or regions.

Income Risk. The Fund's income may decrease due to declining interest rates or other factors. During periods of falling interest rates, issuers of securities held by the Fund may call or redeem those securities, and the Fund would generally need to reinvest the proceeds in securities that pay lower interest rates. If an obligation held by the Fund is prepaid, the Fund may be required to reinvest the prepaid principal in other obligations that generate income at lower rates.

•          Index Calculation & Methodology Risk.  The Index may be calculated incorrectly or the methodology may be misapplied due to errors, delays, or omissions in data, corporate action processing, or the application of Index rules. Such issues may cause unintended inclusions or exclusions, inaccurate weights, or delayed implementation of Index changes and, until corrected, may cause the Fund to deviate from its intended exposures and from the Index's published values.

Inflation Risk. Inflation reduces the purchasing power of income and principal. Higher inflation expectations can lead to higher interest rates, which generally would reduce the value of fixed-income securities and could adversely affect the Fund's returns.

Interest Rate Risk. The value of the Fund's investments in fixed-income securities will generally decline when interest rates rise. The risk is greater for longer-duration bonds. A period of rising interest rates may negatively affect the Fund's performance. Securities with longer maturities tend to produce higher yields but are more sensitive to changes in interest rates and are subject to greater fluctuations in value.

Limited Shareholder Rights Risk. The Trust's governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings of shareholders and permits removal of a Trustee only by the remaining Trustees. The Trust's Declaration of Trust provides that certain disputes must be resolved in a specific state court and contains a jury trial waiver. These provisions may discourage certain types of claims or limit shareholders' ability to bring claims in a judicial forum they consider favorable. In addition, under the Declaration of Trust, the Board may take certain actions without a shareholder vote, including liquidating the Fund. These provisions, set forth in Article VI, Section 4 of the Declaration of Trust, do not apply to claims arising under the federal securities laws.

Liquidity Risk. Certain fixed-income investments may become less liquid, particularly during periods of market stress, reduced dealer balance sheet capacity, or heightened volatility. Reduced liquidity may make it more difficult or costly to buy or sell securities at desired times or prices, may increase bid-ask spreads, and may contribute to valuation differences and tracking error.

Market Risk. The Fund's investments are subject to changes in overall economic conditions, broad market movements, and the risks inherent in investing in securities markets. Markets may be volatile, and investment prices may fluctuate significantly due to various factors, including, but not limited to, economic expansion or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and overall market liquidity. The Fund also faces the risk that geopolitical developments may disrupt securities markets and negatively affect global economies and markets. Local, regional, or global events (such as war, terrorism, the spread of infectious disease or other public health concerns, or similar events) could materially affect the Fund and its investments.

New Adviser Risk. The Adviser is a recently registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser, and the Adviser may not be successful in implementing a Fund's investment approach or in achieving a Fund's intended investment objective.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve efficient index tracking.

Non-Diversification Risk. The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended. As a result, the Fund may invest a greater percentage of its assets in the securities of a smaller number of issuers than a diversified fund. The Fund's performance may be more sensitive to any single economic, business, political, regulatory, or other occurrence affecting those issuers.

Operational and Cybersecurity Risk. The Fund and its service providers rely on complex processes and technology. Human error, processing or communication failures, cyber incidents, or disruptions at counterparties and other third parties could impair operations, result in financial loss, or hinder the Fund's ability to meet its objective.

Passive Strategy Risk. The Fund seeks to track the Index and, under normal circumstances, does not take temporary defensive positions. Performance may deviate from broad market returns or active strategies; the Fund will not attempt to mitigate declines in the Index.

Sovereign Debt Risk. Investments in sovereign debt are subject to the risk that the governmental entity that controls repayment may be unable or unwilling to repay principal and/or interest when due. Political conditions, debt burdens, and currency instability may affect sovereign issuers' willingness or ability to pay.

•          Third-Party Data Risk.  The Index relies on third-party data (e.g., prices, amounts outstanding/issue size (and, where applicable, float-adjusted amounts outstanding), classifications, and corporate actions) and may be calculated by an unaffiliated index calculation agent based on rules owned and set by the Index Provider. Errors, delays, or misapplications by data vendors, the Index Provider, or the index calculation agent may cause incorrect constituents/weights or delayed changes, which could cause the Fund to deviate from the Index and its published values. If required data licenses are unavailable or revoked, or fees materially increase, Index calculation or dissemination may be interrupted or terminated on short notice.

Tracking Difference and Tracking Error Risk. The Fund's results may differ from those of the Index for various reasons. The Fund bears operating expenses and portfolio transaction costs that the Index does not. The Fund may not be fully invested in Index constituents at all times, may hold securities not included in the Index, and may experience timing differences, cash holdings, corporate actions, tax considerations, or fair-value pricing that contribute to tracking difference.

•          Unaffiliated Index Provider Risk.  The Index is owned and maintained by an unaffiliated third party (the "Index Provider"). The Adviser has no control over the Index methodology or the Index Provider's determinations, including how the methodology is interpreted or applied to corporate actions, data questions, or constituent eligibility. Decisions, changes, or failures by the Index Provider may adversely affect the Index and, in turn, the Fund.

Valuation Risk.  Certain portfolio holdings, and potentially a significant portion of the Fund's portfolio, may be valued using factors other than market quotations. This may occur more frequently during periods of market stress or reduced liquidity. When market quotations are not readily available, a portfolio holding may be valued using one of several available methods. The value assigned to a holding at a given time may differ from the value that would result if a different methodology were used or if the holding were priced using market quotations. Portfolio holdings valued using methods other than market quotations, including "fair-valued" securities, may experience greater day-to-day fluctuations in value than if market quotations were available.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will present a calendar-year bar chart and a table showing average annual total returns, which will help illustrate return variability over time and will compare the Fund's results with those of the Index and a broad-based securities market index.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Manager: The individual primarily responsible for the day-to-day management of the Fund is Anthony Aukett, Portfolio Manager for the Adviser; who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares
The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

 If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may, from their own resources, compensate the intermediary for activities related to the distribution, marketing, promotion, or sale of Shares, or for shareholder and educational support. These payments may create a conflict of interest by incentivizing the intermediary or its personnel to recommend the Fund over other investments. Such payments are not made by the Fund and do not increase the expenses paid by the Fund. Ask your salesperson or visit your intermediary's website for more information.

FUND SUMMARY – Corgi Municipal Infrastructure Bond ETF

Investment Objective

The Corgi Municipal Infrastructure Bond ETF (the "Fund") seeks to provide investment results that, before fees and expenses, track the investment results of an index composed of U.S. municipal bonds issued to finance infrastructure projects.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other possible fees, such as your broker-dealer's brokerage commissions and any other fees from financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and/or Service (12b-1) Fees	[ ]%
Other Expenses(2)	[ ]%
Total Annual Fund Operating Expenses	[ ]%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

In seeking to track the performance of the [ ] (the "Index"), the Fund utilizes a sampling approach, meaning it is not required to buy each security included in the Index. Instead, the Fund may invest in a portion of the Index securities in an effort to maintain a portfolio that, in the aggregate, has generally similar risk and return characteristics to the Index. The number of securities held by the Fund will depend on various factors, including the Fund's asset size. The Fund's investment adviser may invest the Fund's assets in a subset of the Index securities or may invest in substantially all of the securities comprising the Index in approximately the same proportions as the Index, as the Adviser determines is in the best interests of the Fund in pursuing its objective. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. As a result, the Fund may invest a greater percentage of its assets in the securities of a smaller number of issuers than a diversified fund.

The Fund has adopted a non-fundamental investment policy to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in the types of investments suggested by the Fund's name (the "80% investment policy"). The Fund considers the investments suggested by its name to be U.S. municipal bonds issued to finance infrastructure projects, which are the securities that comprise the Index. In addition, in seeking to track the Index, the Fund may invest in fixed-income securities not included in the Index, cash and cash equivalents, and money market instruments (including money market funds advised by the Adviser). The Fund's 80% investment policy may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

The Index is designed to measure the performance of U.S. investment-grade, tax-exempt municipal bonds issued to finance infrastructure projects, including transportation, water and sewer, power, and other public works. Securities must have a remaining maturity of at least one year and a minimum amount outstanding of $5 million. The Index is market value-weighted and is rebalanced on the last business day of each month.

The Index is sponsored by [ ] (the "Index Provider"), which is not affiliated with the Fund or the Adviser. The Index Provider determines the Index's composition and the relative weightings of the securities included in the Index and publishes information regarding the Index's market value.

The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is so concentrated. The degree to which components of the Index represent certain sectors or industries may change over time.

Principal Risks of Investing in the Fund

The principal risks are presented below in alphabetical order. The order in which the risks appear does not necessarily indicate the relative importance of any particular risk to the Fund. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Call Risk. During periods of falling interest rates, an issuer of a callable debt obligation held by the Fund may "call" or repay the debt obligation before its stated maturity, and the Fund may have to reinvest the proceeds in instruments with lower yields, which would result in a decline in the Fund's income, or in instruments with greater risks or with other less favorable features.

Cash Transaction Risk. The Fund may effect creations and redemptions partly or wholly for cash rather than in kind. As a result, the Fund may incur certain costs, such as brokerage expenses, and may recognize taxable gains or losses that it might not have incurred if it had made redemptions in kind. These costs may decrease the Fund's NAV to the extent that the costs are not offset by transaction fees charged to authorized participants. Cash transactions may also reduce the tax efficiency typically associated with ETFs that redeem in kind.

Credit Risk. The issuer of a fixed-income security may fail to make timely payments of interest or principal, or the issuer's credit rating may be downgraded. Changes in an issuer's financial condition or credit quality may adversely affect the value of its securities. Securities receiving the lowest investment-grade rating, and securities that are unrated but of comparable quality, may have more speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments.

Debt Securities Risk. The value of debt securities may rise or fall due to market fluctuations, increases in interest rates, the actual or perceived inability or unwillingness of issuers, guarantors, or liquidity providers to make scheduled principal or interest payments, or reduced liquidity in debt markets. Debt securities also involve the risk of lower returns due to reinvestment during periods of declining interest rates or early repayments by issuers of higher coupon or interest rate securities, and/or the risk of reduced income when interest rates fall. When interest rates rise, certain underlying obligations may be repaid substantially more slowly than expected and the value of those securities may decline sharply. Rising interest rates may cause the value of the Fund's fixed income securities to decrease, may adversely affect their liquidity, and may increase fixed income market volatility. If principal is prepaid sooner than anticipated, the Fund may need to reinvest that principal in obligations with lower interest rates. During periods of falling interest rates, the Fund's income may decrease. Interest rate changes generally have a greater impact on longer-duration debt securities. Returns from debt securities investments may lag returns from other investment alternatives, including equity securities.

Duration Risk. Duration is a measure of a Fund's price sensitivity to changes in interest rates. The longer a Fund's duration, the more sensitive the Fund will be to changes in interest rates. For example, the value of a security with a duration of five years would generally be expected to decrease by approximately 5% for every 1% increase in interest rates, and to increase by approximately 5% for every 1% decrease in interest rates. Funds with longer durations are generally subject to greater interest-rate sensitivity than funds with shorter durations.

ETF Risks. The Fund is an exchange-traded fund ("ETF") and is subject to risks associated with ETF structure and secondary-market trading. These include potential reliance on a limited number of market makers and Authorized Participants, the possibility that Shares trade at prices different from NAV, and the trading and transaction-cost considerations described below.

• AP and Market Maker Dependence Risk. The Fund relies on a limited number of financial institutions that are authorized to purchase and redeem Creation Units directly with the Fund (each, an Authorized Participant or "AP"). There may also be a limited number of market makers and other liquidity providers active in Shares. If (i) APs exit the business, become unable to process creation and/or redemption orders, and no other APs step in, or (ii) market makers and/or other liquidity providers leave the market or materially scale back their activity and no replacements emerge, Shares may trade at a material discount to NAV and, in extreme cases, could face delisting.

• Costs of Buying or Selling Shares. Investors who trade Shares in the secondary market will pay brokerage commissions or other charges set by their broker. Commissions are often fixed amounts and can be a significant proportional cost for investors transacting in small sizes. Secondary-market investors also bear the bid-ask spread. The spread varies over time with trading volume and market liquidity; generally narrower when trading volume and liquidity are higher and wider when they are lower. A relatively small investor base, sizable asset flows into or out of a Fund, and/or periods of elevated market volatility may widen spreads. Because commissions and spreads add to trading costs, frequent trading of Shares can materially reduce returns and may be inadvisable for investors who expect to make regular, small purchases or sales.

• Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares trade on an exchange at market prices that may differ from a Fund's NAV. At times, Shares may trade at an intraday premium (above NAV) or discount (below NAV) due to supply and demand for Shares or during volatile markets. This risk can be heightened in periods of market stress, sharp market declines, or when secondary-market trading activity in Shares is limited, in which case premiums or discounts may be significant.

• Trading. Although Shares are listed for trading on [ ] (the "Exchange") and may trade on other U.S. exchanges, there is no assurance that Shares will trade with active volume, or trade at all, on any exchange. In stressed market conditions, the liquidity of Shares and the liquidity of a Fund's portfolio holdings may deteriorate.

Income Risk. The Fund's income may decrease due to declining interest rates or other factors. During periods of falling interest rates, issuers of securities held by the Fund may call or redeem those securities, and the Fund would generally need to reinvest the proceeds in securities that pay lower interest rates. If an obligation held by the Fund is prepaid, the Fund may be required to reinvest the prepaid principal in other obligations that generate income at lower rates.

•          Index Calculation & Methodology Risk.  The Index may be calculated incorrectly or the methodology may be misapplied due to errors, delays, or omissions in data, corporate action processing, or the application of Index rules. Such issues may cause unintended inclusions or exclusions, inaccurate weights, or delayed implementation of Index changes and, until corrected, may cause the Fund to deviate from its intended exposures and from the Index's published values.

Inflation Risk. Inflation reduces the purchasing power of income and principal. Higher inflation expectations can lead to higher interest rates, which generally would reduce the value of fixed-income securities and could adversely affect the Fund's returns.

Infrastructure Sector Concentration Risk. The Fund concentrates its investments in municipal bonds issued to finance infrastructure projects. As a result, the Fund is subject to risks associated with the infrastructure sector, including changes in government spending priorities, regulatory changes, environmental regulations, and the ability of project operators to generate sufficient revenues to service their debt obligations.

Interest Rate Risk. The value of the Fund's investments in fixed-income securities will generally decline when interest rates rise. The risk is greater for longer-duration bonds. A period of rising interest rates may negatively affect the Fund's performance. Securities with longer maturities tend to produce higher yields but are more sensitive to changes in interest rates and are subject to greater fluctuations in value.

Limited Shareholder Rights Risk. The Trust's governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings of shareholders and permits removal of a Trustee only by the remaining Trustees. The Trust's Declaration of Trust provides that certain disputes must be resolved in a specific state court and contains a jury trial waiver. These provisions may discourage certain types of claims or limit shareholders' ability to bring claims in a judicial forum they consider favorable. In addition, under the Declaration of Trust, the Board may take certain actions without a shareholder vote, including liquidating the Fund. These provisions, set forth in Article VI, Section 4 of the Declaration of Trust, do not apply to claims arising under the federal securities laws.

Liquidity Risk. Certain fixed-income investments may become less liquid, particularly during periods of market stress, reduced dealer balance sheet capacity, or heightened volatility. Reduced liquidity may make it more difficult or costly to buy or sell securities at desired times or prices, may increase bid-ask spreads, and may contribute to valuation differences and tracking error.

Market Risk. The Fund's investments are subject to changes in overall economic conditions, broad market movements, and the risks inherent in investing in securities markets. Markets may be volatile, and investment prices may fluctuate significantly due to various factors, including, but not limited to, economic expansion or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and overall market liquidity. The Fund also faces the risk that geopolitical developments may disrupt securities markets and negatively affect global economies and markets. Local, regional, or global events (such as war, terrorism, the spread of infectious disease or other public health concerns, or similar events) could materially affect the Fund and its investments.

Municipal Securities Risk. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer's ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to government regulation, taxation, legislative changes or the rights of municipal security holders. Because many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation, utilities and water and sewer, conditions in those sectors can affect the overall municipal market.

New Adviser Risk. The Adviser is a recently registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser, and the Adviser may not be successful in implementing a Fund's investment approach or in achieving a Fund's intended investment objective.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve efficient index tracking.

Non-Diversification Risk. The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended. As a result, the Fund may invest a greater percentage of its assets in the securities of a smaller number of issuers than a diversified fund. The Fund's performance may be more sensitive to any single economic, business, political, regulatory, or other occurrence affecting those issuers.

Operational and Cybersecurity Risk. The Fund and its service providers rely on complex processes and technology. Human error, processing or communication failures, cyber incidents, or disruptions at counterparties and other third parties could impair operations, result in financial loss, or hinder the Fund's ability to meet its objective.

Passive Strategy Risk. The Fund seeks to track the Index and, under normal circumstances, does not take temporary defensive positions. Performance may deviate from broad market returns or active strategies; the Fund will not attempt to mitigate declines in the Index.

Tax Risk. There is no guarantee that the Fund's income will be exempt from U.S. federal or state or local income taxes. Events occurring after the date of issuance of a municipal bond or after the Fund's acquisition of a municipal bond may result in a determination that interest on that bond is includible in gross income for U.S. federal income tax purposes retroactively to its date of issuance. Such a determination may cause a portion of prior distributions by the Fund to its shareholders to be taxable to those shareholders in the year of receipt. Federal, state or local changes in income or alternative minimum tax rates or in the tax treatment of municipal bonds may make municipal bonds less attractive as investments and cause them to lose value.

•          Third-Party Data Risk.  The Index relies on third-party data (e.g., prices, amounts outstanding/issue size (and, where applicable, float-adjusted amounts outstanding), classifications, and corporate actions) and may be calculated by an unaffiliated index calculation agent based on rules owned and set by the Index Provider. Errors, delays, or misapplications by data vendors, the Index Provider, or the index calculation agent may cause incorrect constituents/weights or delayed changes, which could cause the Fund to deviate from the Index and its published values. If required data licenses are unavailable or revoked, or fees materially increase, Index calculation or dissemination may be interrupted or terminated on short notice.

Tracking Difference and Tracking Error Risk. The Fund's results may differ from those of the Index for various reasons. The Fund bears operating expenses and portfolio transaction costs that the Index does not. The Fund may not be fully invested in Index constituents at all times, may hold securities not included in the Index, and may experience timing differences, cash holdings, corporate actions, tax considerations, or fair-value pricing that contribute to tracking difference.

•          Unaffiliated Index Provider Risk.  The Index is owned and maintained by an unaffiliated third party (the "Index Provider"). The Adviser has no control over the Index methodology or the Index Provider's determinations, including how the methodology is interpreted or applied to corporate actions, data questions, or constituent eligibility. Decisions, changes, or failures by the Index Provider may adversely affect the Index and, in turn, the Fund.

Valuation Risk. Certain portfolio holdings, and potentially a significant portion of the Fund's portfolio, may be valued using factors other than market quotations. This may occur more frequently during periods of market stress or reduced liquidity. When market quotations are not readily available, a portfolio holding may be valued using one of several available methods. The value assigned to a holding at a given time may differ from the value that would result if a different methodology were used or if the holding were priced using market quotations. Portfolio holdings valued using methods other than market quotations, including "fair-valued" securities, may experience greater day-to-day fluctuations in value than if market quotations were available.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will present a calendar-year bar chart and a table showing average annual total returns, which will help illustrate return variability over time and will compare the Fund's results with those of the Index and a broad-based securities market index.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Manager: The individual primarily responsible for the day-to-day management of the Fund is Anthony Aukett, Portfolio Manager for the Adviser; who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

 The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

The Fund intends to distribute interest income that is generally exempt from regular federal income tax. However, a portion of the Fund's distributions may be subject to federal income tax, including in connection with capital gains, taxable interest, market discount, or distributions from non-tax-exempt investments. Distributions may also be subject to the federal alternative minimum tax (AMT) for certain shareholders, and interest on municipal securities of issuers located outside your state of residence may be subject to state and local income tax. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

 If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may, from their own resources, compensate the intermediary for activities related to the distribution, marketing, promotion, or sale of Shares, or for shareholder and educational support. These payments may create a conflict of interest by incentivizing the intermediary or its personnel to recommend the Fund over other investments. Such payments are not made by the Fund and do not increase the expenses paid by the Fund. Ask your salesperson or visit your intermediary's website for more information.

FUND SUMMARY – Corgi Senior Loan ETF

Investment Objective

The Corgi Senior Loan ETF (the "Fund") seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the [ ] (the “Index”)

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other possible fees, such as your broker-dealer's brokerage commissions and any other fees from financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and/or Service (12b-1) Fees	[ ]%
Other Expenses(2)	[ ]%
Total Annual Fund Operating Expenses	[ ]%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

In seeking to track the performance of the [ ] (the "Index"), the Fund utilizes a sampling approach, meaning it is not required to buy each security included in the Index. Instead, the Fund may invest in a portion of the Index securities in an effort to maintain a portfolio that, in the aggregate, has generally similar risk and return characteristics to the Index. The number of securities held by the Fund will depend on various factors, including the Fund's asset size. The Fund's investment adviser may invest the Fund's assets in a subset of the Index securities or may invest in substantially all of the securities comprising the Index in approximately the same proportions as the Index, as the Adviser determines is in the best interests of the Fund in pursuing its objective. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. As a result, the Fund may invest a greater percentage of its assets in the securities of a smaller number of issuers than a diversified fund.

Under normal market conditions, the Fund generally invests substantially all, but at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in the securities that comprise the Index and in securities that the Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index. In addition, in seeking to track the Index, the Fund may invest in senior loans and other debt securities not included in the Index, as well as in cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the Adviser).

The Index is designed to track the market-value-weighted performance of the largest institutional leveraged loans, as determined by [ ] (the "Index Provider"), based on the Index Provider's methodology. To be included in the Index, leveraged loans must be senior secured, denominated in U.S. dollars, and must meet the Index Provider's minimum initial term and minimum initial issue size requirements. A leveraged loan is typically rated below investment grade quality or is unrated but deemed to be of comparable quality. The Index may include loans of borrowers that are in default. The Index constituents are reviewed and rebalanced on a [ ] basis.

Senior loans (also referred to as leveraged loans, bank loans, and/or floating-rate loans) are loans made by banks and other lending institutions to corporations, partnerships, or other entities ("borrowers"). These borrowers operate in a variety of industries and geographic regions, including foreign countries. Senior loans often are issued in connection with recapitalizations, acquisitions, leveraged buyouts, and re-financings. Senior loans typically are structured and administered by a financial institution that acts as agent for the lenders in the lending group. Senior loans generally bear interest at a floating rate that periodically resets by reference to a base lending rate, such as the Secured Overnight Financing Rate ("SOFR"), plus a spread.

The Fund generally will purchase loans from banks or other financial institutions through assignments or participations. The Fund may acquire a direct interest in a loan from the agent or another lender by assignment or an indirect interest in a loan as a participation in another lender's portion of a loan. The Fund generally will sell loans it holds by way of an assignment, but may sell participation interests in such loans at any time to facilitate its ability to fund redemption requests.

The Index is sponsored by [ ] (the "Index Provider"), which is not affiliated with the Fund or the Adviser. The Index Provider determines the Index's composition and the relative weightings of the securities included in the Index and publishes information regarding the Index's market value.

Principal Risks of Investing in the Fund

The principal risks are presented below in alphabetical order. The order in which the risks appear does not necessarily indicate the relative importance of any particular risk to the Fund. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Cash Transaction Risk. The Fund may effect creations and redemptions partly or wholly for cash rather than in kind. As a result, the Fund may incur certain costs, such as brokerage expenses, and may recognize taxable gains or losses that it might not have incurred if it had made redemptions in kind. These costs may decrease the Fund's NAV to the extent that the costs are not offset by transaction fees charged to authorized participants. Cash transactions may also reduce the tax efficiency typically associated with ETFs that redeem in kind.

Changing Fixed Income Market Conditions Risk. Increases in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility and to reduced liquidity for certain fixed income investments, particularly those with longer maturities. Such changes and resulting increased volatility may adversely impact the Fund, including its operations and return potential. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also affect investor and consumer expectations and confidence in the financial markets.

Collateral Securities Risk. The Fund may invest in money market funds to provide liquidity or to accommodate unusually large cash inflows or redemptions. Money market funds are subject to management fees and other expenses, and the Fund's investments in money market funds will cause it to bear proportionately the costs incurred by the money market funds' operations while simultaneously paying its own management fees and expenses. An investment in a money market fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Concentration Risk. The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent that the Index concentrates in an industry or group of industries. To the extent the Fund concentrates in a particular industry, the Fund may be subject to greater risk of loss as a result of adverse economic, business, or other developments affecting that industry.

Duration Risk. Duration is a measure of a Fund's price sensitivity to changes in interest rates. The longer a Fund's duration, the more sensitive the Fund will be to changes in interest rates. For example, the value of a security with a duration of five years would generally be expected to decrease by approximately 5% for every 1% increase in interest rates, and to increase by approximately 5% for every 1% decrease in interest rates. Because senior loans typically bear interest at floating rates that reset periodically by reference to a base lending rate (such as the Secured Overnight Financing Rate ("SOFR")) plus a spread, the Fund's effective duration is generally short relative to that of fixed-rate fixed income funds; however, the Fund remains subject to interest-rate risk to the extent it holds securities with fixed-rate features, between coupon resets, or in periods of stress when the loan market may not fully track changes in the underlying base lending rate.

ETF Risks. The Fund is an exchange-traded fund ("ETF") and is subject to risks associated with ETF structure and secondary-market trading. These include potential reliance on a limited number of market makers and Authorized Participants, the possibility that Shares trade at prices different from NAV, and the trading and transaction-cost considerations described below.

• AP and Market Maker Dependence Risk. The Fund relies on a limited number of financial institutions that are authorized to purchase and redeem Creation Units directly with the Fund (each, an Authorized Participant or "AP"). There may also be a limited number of market makers and other liquidity providers active in Shares. If (i) APs exit the business, become unable to process creation and/or redemption orders, and no other APs step in, or (ii) market makers and/or other liquidity providers leave the market or materially scale back their activity and no replacements emerge, Shares may trade at a material discount to NAV and, in extreme cases, could face delisting.

• Costs of Buying or Selling Shares. Investors who trade Shares in the secondary market will pay brokerage commissions or other charges set by their broker. Commissions are often fixed amounts and can be a significant proportional cost for investors transacting in small sizes. Secondary-market investors also bear the bid-ask spread. The spread varies over time with trading volume and market liquidity; generally narrower when trading volume and liquidity are higher and wider when they are lower. A relatively small investor base, sizable asset flows into or out of a Fund, and/or periods of elevated market volatility may widen spreads. Because commissions and spreads add to trading costs, frequent trading of Shares can materially reduce returns and may be inadvisable for investors who expect to make regular, small purchases or sales.

• Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares trade on an exchange at market prices that may differ from a Fund's NAV. At times, Shares may trade at an intraday premium (above NAV) or discount (below NAV) due to supply and demand for Shares or during volatile markets. This risk can be heightened in periods of market stress, sharp market declines, or when secondary-market trading activity in Shares is limited, in which case premiums or discounts may be significant.

• Trading. Although Shares are listed for trading on [ ] (the "Exchange") and may trade on other U.S. exchanges, there is no assurance that Shares will trade with active volume, or trade at all, on any exchange. In stressed market conditions, the liquidity of Shares and the liquidity of a Fund's portfolio holdings may deteriorate.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit risk. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Fixed-income securities with longer maturities typically are more sensitive to changes in interest rates, making them more volatile than securities with shorter maturities. Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt. There is a possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may occur quickly and without advance warning, and which may adversely affect the liquidity and value of the security.

Floating Rate Obligations Risk. Securities with floating or variable interest rates can be less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline. A decline in interest rates may result in a reduction of income received from floating rate securities.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of its Index. Therefore, the Fund would not necessarily buy or sell a security unless that security is added to or removed from, respectively, its Index, even if that security generally is underperforming.

Limited Shareholder Rights Risk. The Trust's governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings of shareholders, permits removal of a Trustee only by the remaining Trustees, and requires shareholders holding at least 10% of outstanding Shares to take certain derivative actions. The Trust's Declaration of Trust provides that certain disputes must be resolved in a specific state court and contains a jury trial waiver. These provisions may discourage certain types of claims or limit shareholders' ability to bring claims in a judicial forum they consider favorable. In addition, under the Declaration of Trust, the Board may take certain actions without a shareholder vote, including liquidating the Fund. These provisions, set forth in Article VI, Section 4 of the Declaration of Trust, do not apply to claims arising under the federal securities laws.

Liquidity Risk. Senior Loans are not traded on an exchange, and purchasers and sellers of Senior Loans generally rely on market makers and participants in a lending syndicate for liquidity. During periods of market volatility, liquidity in the Senior Loan market may be significantly reduced. The Fund may have difficulty selling certain of its holdings at an acceptable price.

Market Risk. Securities in the Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Index. Natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, tariffs, trade disputes, or other events could result in increased premiums or discounts to the Fund's net asset value ("NAV").

New Adviser Risk. The Adviser is a recently registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser, and the Adviser may not be successful in implementing a Fund's investment approach or in achieving a Fund's intended investment objective.

New Fund Risk. The Fund is newly organized and has limited or no operating history. There can be no assurance that the Fund will grow to or maintain an economically viable size.

Non-Correlation Risk. The Fund's return may not match the return of the Index for a number of reasons. The Fund incurs operating expenses not applicable to the Index and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Index. In addition, the Fund's use of a representative sampling approach may cause the Fund to not be as well correlated with the return of the Index as would be the case if the Fund purchased all of the securities in the Index.

Non-Diversification Risk. The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended. As a result, the Fund may invest a greater percentage of its assets in the securities of a smaller number of issuers than a diversified fund. The Fund's performance may be more sensitive to any single economic, business, political, regulatory, or other occurrence affecting those issuers.

Non-Investment Grade Securities Risk. Securities rated below investment grade (commonly referred to as "junk bonds" or "high-yield securities") are considered speculative, have a higher risk of default, and tend to be less liquid and more volatile than investment grade securities.

Operational and Cybersecurity Risk. The Fund and its service providers rely on complex processes and technology. Human error, processing or communication failures, cyber incidents, or disruptions at custodians, transfer agents, or other third parties could adversely affect the Fund.

Passive Strategy Risk. The Fund seeks to track the Index and, under normal circumstances, does not take temporary defensive positions. Performance may deviate from broad market returns or active strategies during periods of market stress.

Portfolio Turnover Risk. The Fund may have a high portfolio turnover rate, which increases transaction costs and may result in higher taxes when Shares are held in a taxable account.

Prepayment Risk. During periods of declining interest rates, borrowers may refinance their loans at lower rates, causing the Fund to receive principal earlier than expected and to reinvest proceeds in lower-yielding investments.

Reinvestment Risk. Reinvestment risk is the risk that the Fund will not be able to reinvest income or principal at the same return it is currently earning.

Risk of Investing in Loans to Non-U.S. Borrowers. The Fund may invest in loans of non-U.S. borrowers. The Fund's investments in loans of non-U.S. borrowers may be affected by political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign borrowers may be subject to less regulation resulting in less publicly available information about the borrowers.

Risks of Loan Assignments and Participations. If the Fund purchases a participation interest in a loan, it may only be able to enforce its rights through the lender selling the participation interest, and it may be subject to the credit risk of both the borrower and the lender. Assignments involve the transfer of all or a portion of a lender's interest in a loan. The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement.

Sampling Risk. The Fund's use of a representative sampling approach may result in its holding a smaller number of securities than are in the Index. As a result, an adverse development respecting an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in the Index. The Fund's use of a representative sampling approach will also result in its tracking error being higher than would be the case if the Fund held all of the securities in the Index.

Senior Loans Risk. Risks associated with an investment in Senior Loans include credit risk, interest rate risk, liquidity risk, valuation risk, and prepayment risk. These risks are typically associated with debt securities but may be heightened in part because of the limited public information regarding Senior Loans. Senior Loans generally are floating-rate loans, which are subject to interest rate risk as the interest paid on the floating-rate loans adjusts periodically based on changes in widely accepted reference rates. Lack of an active trading market, restrictions on resale, irregular trading activity, wide bid/ask spreads, and extended trade settlement periods may impair the Fund's ability to sell Senior Loans within its desired time frame or at an acceptable price. Extended trade settlement periods may result in cash not being immediately available to the Fund. The risk of holding Senior Loans is also directly tied to the risk of insolvency or bankruptcy of the issuing banks. Senior loans are also subject to the risk that a court could subordinate a senior loan or take other action detrimental to the holders of senior loans. Loans are subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate or take possession of. Loan investments are often issued in connection with highly leveraged transactions that are subject to greater credit risks than other investments, including a greater possibility that the borrower may default or enter bankruptcy.

Tracking Difference and Tracking Error Risk. The Fund's results may differ from those of the Index for various reasons. The Fund bears operating expenses and portfolio transaction costs that the Index does not. The Fund may not be fully invested at all times, and may hold cash or money market instruments.

Valuation Risk. Senior Loans are typically valued by a pricing service based on broker-dealer quotations or other valuation methodologies. In times of market instability, valuation may be more difficult, and the Adviser may need to use fair value determinations that are different from the most recent available market quotation.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund’s website at www.corgifunds.com .

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Manager: The individual primarily responsible for the day-to-day management of the Fund is Anthony Aukett, the Portfolio Manager for the Adviser, who has served as a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

 The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

 Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

 If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

ADDITIONAL INFORMATION ABOUT THE FUNDS

Investment Objectives

Corgi 7-10 Year Treasury Bond ETF

The Corgi 7-10 Year Treasury Bond ETF (the "Fund") seeks to provide investment results that, before fees and expenses, track the investment results of an index composed of U.S. Treasury bonds with remaining maturities between seven and ten years.

The Fund's investment objective is non-fundamental and may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

Corgi Long Treasury Bond ETF

The Corgi Long Treasury Bond ETF (the "Fund") seeks to provide investment results that, before fees and expenses, track the investment results of an index composed of U.S. Treasury bonds with remaining maturities of ten years or more.

The Fund's investment objective is non-fundamental and may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

Corgi 20+ Year Treasury Bond ETF

The Corgi 20+ Year Treasury Bond ETF (the "Fund") seeks to provide investment results that, before fees and expenses, track the investment results of an index composed of U.S. Treasury bonds with remaining maturities of twenty years or more.

The Fund's investment objective is non-fundamental and may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

Corgi U.S. Treasury Bond ETF

The Corgi U.S. Treasury Bond ETF (the "Fund") seeks to provide investment results that, before fees and expenses, track the investment results of an index composed of U.S. Treasury bonds.

The Fund's investment objective is non-fundamental and may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

Corgi TIPS Bond ETF

The Corgi TIPS Bond ETF (the "Fund") seeks to provide investment results that, before fees and expenses, track the investment results of an index composed of inflation-protected U.S. Treasury bonds.

The Fund's investment objective is non-fundamental and may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

Corgi U.S. Aggregate Bond ETF

The Corgi U.S. Aggregate Bond ETF (the "Fund") seeks to provide investment results that, before fees and expenses, track the investment results of an index that measures the performance of the total U.S. investment-grade bond market.

The Fund's investment objective is non-fundamental and may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

Corgi IG Corporate Bond ETF

The Corgi IG Corporate Bond ETF (the "Fund") seeks to provide investment results that, before fees and expenses, track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds.

The Fund's investment objective is non-fundamental and may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

Corgi Intermediate IG Corp Bond ETF

The Corgi Intermediate IG Corp Bond ETF (the "Fund") seeks to provide investment results that, before fees and expenses, track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds with remaining maturities between one and ten years.

The Fund's investment objective is non-fundamental and may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

Corgi Long IG Corp Bond ETF

The Corgi Long IG Corp Bond ETF (the "Fund") seeks to provide investment results that, before fees and expenses, track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds with remaining maturities of ten years or more.

The Fund's investment objective is non-fundamental and may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

Corgi Aaa-A Rated Corporate Bond ETF

The Corgi Aaa-A Rated Corporate Bond ETF (the "Fund") seeks to provide investment results that, before fees and expenses, track the investment results of an index composed of Aaa to A rated, fixed-rate, U.S. dollar-denominated bonds issued by U.S. and non-U.S. corporations.

The Fund's investment objective is non-fundamental and may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

Corgi BBB Rated Corporate Bond ETF

The Corgi BBB Rated Corporate Bond ETF (the "Fund") seeks to provide investment results that, before fees and expenses, track the investment results of an index composed of BBB rated, fixed-rate, U.S. dollar-denominated corporate bonds.

The Fund's investment objective is non-fundamental and may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

Corgi High Yield Corporate Bond ETF

The Corgi High Yield Corporate Bond ETF (the "Fund") seeks to provide investment results that, before fees and expenses, track the investment results of an index composed of U.S. dollar-denominated, high yield corporate bonds.

The Fund's investment objective is non-fundamental and may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

Corgi Fallen Angels Bond ETF

The Corgi Fallen Angels Bond ETF (the "Fund") seeks to provide investment results that, before fees and expenses, track the investment results of an index composed of U.S. dollar-denominated bonds that were rated investment grade at the time of issuance but have since been downgraded to below investment grade.

The Fund's investment objective is non-fundamental and may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

Corgi MBS Bond ETF

The Corgi MBS Bond ETF (the "Fund") seeks to provide investment results that, before fees and expenses, track the investment results of an index composed of investment-grade U.S. agency mortgage-backed pass-through securities.

The Fund's investment objective is non-fundamental and may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

Corgi CMBS Bond ETF

The Corgi CMBS Bond ETF (the "Fund") seeks to provide investment results that, before fees and expenses, track the investment results of an index composed of investment-grade commercial mortgage-backed securities.

The Fund's investment objective is non-fundamental and may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

Corgi Government/Credit Bond ETF

The Corgi Government/Credit Bond ETF (the "Fund") seeks to provide investment results that, before fees and expenses, track the investment results of an index composed of U.S. dollar-denominated government and investment-grade corporate bonds.

The Fund's investment objective is non-fundamental and may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

Corgi Agency Bond ETF

The Corgi Agency Bond ETF (the "Fund") seeks to provide investment results that, before fees and expenses, track the investment results of an index composed of agency securities that are publicly issued by U.S. government agencies and government-sponsored entities.

The Fund's investment objective is non-fundamental and may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

Corgi National Municipal Bond ETF

The Corgi National Municipal Bond ETF (the "Fund") seeks to provide investment results that, before fees and expenses, track the investment results of an index composed of investment-grade U.S. municipal bonds.

The Fund's investment objective is non-fundamental and may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

Corgi Short-Term Municipal Bond ETF

The Corgi Short-Term Municipal Bond ETF (the "Fund") seeks to provide investment results that, before fees and expenses, track the investment results of an index composed of short-term, investment-grade U.S. municipal bonds.

The Fund's investment objective is non-fundamental and may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

Corgi High Yield Municipal Bond ETF

The Corgi High Yield Municipal Bond ETF (the "Fund") seeks to provide investment results that, before fees and expenses, track the investment results of an index composed of U.S. dollar-denominated high yield municipal bonds.

The Fund's investment objective is non-fundamental and may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

Corgi California Municipal Bond ETF

The Corgi California Municipal Bond ETF (the "Fund") seeks to provide investment results that, before fees and expenses, track the investment results of an index composed of investment-grade municipal bonds issued in the State of California.

The Fund's investment objective is non-fundamental and may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

Corgi New York Municipal Bond ETF

The Corgi New York Municipal Bond ETF (the "Fund") seeks to provide investment results that, before fees and expenses, track the investment results of an index composed of investment-grade municipal bonds issued in the State of New York.

The Fund's investment objective is non-fundamental and may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

Corgi Taxable Municipal Bond ETF

The Corgi Taxable Municipal Bond ETF (the "Fund") seeks to provide investment results that, before fees and expenses, track the investment results of an index composed of U.S. dollar-denominated taxable municipal bonds.

The Fund's investment objective is non-fundamental and may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

Corgi EM USD Sovereign Bond ETF

The Corgi EM USD Sovereign Bond ETF (the "Fund") seeks to provide investment results that, before fees and expenses, track the investment results of an index composed of U.S. dollar-denominated sovereign bonds issued by emerging market countries.

The Fund's investment objective is non-fundamental and may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

Corgi EM Local Currency Bond ETF

The Corgi EM Local Currency Bond ETF (the "Fund") seeks to provide investment results that, before fees and expenses, track the investment results of an index composed of local currency-denominated sovereign bonds issued by emerging market countries.

The Fund's investment objective is non-fundamental and may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

Corgi EM Corporate Bond ETF

The Corgi EM Corporate Bond ETF (the "Fund") seeks to provide investment results that, before fees and expenses, track the investment results of an index composed of U.S. dollar-denominated corporate bonds issued by companies in emerging market countries.

The Fund's investment objective is non-fundamental and may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

Corgi International Corporate Bond ETF

The Corgi International Corporate Bond ETF (the "Fund") seeks to provide investment results that, before fees and expenses, track the investment results of an index composed of investment-grade corporate bonds issued outside the United States.

The Fund's investment objective is non-fundamental and may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

Corgi International Treasury Bond ETF

The Corgi International Treasury Bond ETF (the "Fund") seeks to provide investment results that, before fees and expenses, track the investment results of an index composed of treasury bonds issued by developed market countries outside the United States.

The Fund's investment objective is non-fundamental and may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

Corgi Municipal Infrastructure Bond ETF

The Corgi Municipal Infrastructure Bond ETF (the "Fund") seeks to provide investment results that, before fees and expenses, track the investment results of an index composed of U.S. municipal bonds issued to finance infrastructure projects.

The Fund's investment objective is non-fundamental and may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

Corgi Senior Loan ETF

The Corgi Senior Loan ETF (the "Fund") seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the [ ] (the "Index").

The Fund's investment objective is non-fundamental and may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

Principal Investment Strategies

All Funds

Each Fund is an exchange-traded fund ("ETF") that seeks to provide investment results that, before fees and expenses, track the investment results of its respective index (for each Fund, its "Index"). The Funds are passively managed and generally seek to track their Indexes rather than outperform them. The Funds do not generally take defensive positions in response to market conditions.

Index-tracking approach; representative sampling. In seeking to track its Index, each Fund generally uses a representative sampling strategy, meaning the Fund invests in a sample of securities that, in the aggregate, is expected to have investment characteristics similar to those of its Index. As a result, a Fund is not required to purchase each security included in its Index and may hold a subset of Index constituents. Depending on market conditions, Fund size, transaction costs, liquidity, and other considerations, a Fund may hold substantially all Index constituents in approximately the same proportions as the Index or may hold fewer than all Index constituents.

In constructing and maintaining the portfolio, the Adviser generally considers characteristics intended to align a Fund with its Index, including (as applicable): maturity/term structure, yield and coupon profile, duration and interest-rate sensitivity, sector and issuer exposure, credit quality, credit spread exposure, issue size, and liquidity.

Index changes; rebalancing; turnover. Each Index is updated periodically (generally monthly). In connection with scheduled Index updates and other Index changes (including additions, deletions, and reweightings), each Fund generally expects to rebalance its portfolio as needed to seek to maintain alignment with its Index. Portfolio turnover may occur as a result of Index changes, cash flows, and the ETF creation/redemption process.

80% investment policies. Each Fund has adopted a non-fundamental investment policy to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes (as defined for purposes of Rule 35d-1 under the Investment Company Act of 1940, as amended (the "1940 Act")), in the types of investments suggested by the Fund's name (each, an "80% investment policy"). Each Fund considers the investments suggested by its name to be: (i) the securities that comprise its Index (the "Index Securities"); and (ii) investments that have economic characteristics that are substantially identical to those of the Index Securities. Each Fund's 80% investment policy is a non-fundamental policy that may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders of the applicable Fund.

Cash management; other investments. For liquidity and operational purposes (including to facilitate the ETF creation and redemption process, meet expenses, and manage settlement timing), each Fund may hold cash and cash equivalents and may invest a portion of its assets in money market instruments, repurchase agreements, and money market funds (including money market funds advised by the Adviser), consistent with the Fund's investment objective and 80% investment policy.

Temporary departures. In unusual circumstances (for example, market disruptions, trading halts, unusually large cash inflows or redemptions, or when it is not practicable to purchase Index Securities), a Fund may temporarily hold a larger-than-typical portion of its assets in cash and cash equivalents or similar instruments. During such periods, a Fund may track its Index less closely.

Concentration. Each Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is so concentrated. The degree to which components of each Index represent certain sectors or industries may change over time.

Diversification status. Each Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”). As a result, each Fund may invest a greater percentage of its assets in the securities of a smaller number of issuers than a diversified fund. This increases each Fund’s vulnerability to factors affecting a single issuer, and each Fund may experience greater volatility than a diversified fund.

Index Providers. Each Index is sponsored, owned, and/or maintained by the applicable unaffiliated index provider (the "Index Provider") and may be calculated by an unaffiliated calculation agent (the "Index Calculator"). The Funds are not sponsored, endorsed, sold, or promoted by any Index Provider or Index Calculator.

None of the Index Providers or Index Calculators makes any representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of investing in the Funds generally or the ability of any Index to track the performance of the relevant market, segment, or securities. None of the Index Providers or Index Calculators has any obligation to take the needs of the Funds, the Adviser, or shareholders into consideration in determining, composing, or calculating any Index.

None of the Index Providers or Index Calculators is responsible for, or has participated in, the determination of the timing of, prices at, or quantities of Shares to be issued or redeemed, or in the determination or calculation of the equation by which Shares are converted into cash, Creation Units, or other consideration, as applicable.

None of the Index Providers or Index Calculators shall have any liability for any errors, omissions, or interruptions in any Index or the data included therein, and none of the Index Providers or Index Calculators makes any warranty, express or implied, as to results to be obtained by the Funds, shareholders, or any other person or entity from the use of any Index or any data included therein. To the maximum extent permitted by law, each Index Provider and Index Calculator expressly disclaims all warranties of merchantability and fitness for a particular purpose with respect to any Index and any data included therein, and shall not be liable for any special, indirect, punitive, or consequential damages (including lost profits), even if notified of the possibility of such damages.

All trademarks, service marks, and index names are the property of their respective owners.

Additional parameters applicable to the Corporate Bond Funds.

The following additional principal strategy parameters apply to the Corgi IG Corporate Bond ETF, Corgi Intermediate IG Corp Bond ETF, Corgi Long IG Corp Bond ETF, Corgi Aaa-A Rated Corporate Bond ETF, Corgi BBB Rated Corporate Bond ETF, Corgi High Yield Corporate Bond ETF, Corgi Fallen Angels Bond ETF, and Corgi Government/Credit Bond ETF (each, a "Corporate Bond Fund"), in addition to the common strategy for all Funds above:

Additional allocation parameters. Under normal circumstances, each Corporate Bond Fund will invest at least 90% of its assets in fixed income securities of the types included in its Index that the Adviser believes will help the Fund track the Index. Each Corporate Bond Fund will invest no more than 10% of its assets in (a) futures, options, and swap contracts that the Adviser believes will help the Fund track the Index and (b) fixed income securities other than those included in the Index that the Adviser believes will help the Fund track the Index. Cash and cash equivalents associated with a derivative position will be treated as part of that position for purposes of calculating the applicable percentage limitations.

The Corporate Bond Funds may use derivatives to gain efficient exposure to Index Securities, manage duration, or facilitate portfolio rebalancing in connection with Index changes, cash flows, or the creation/redemption process.

Industry concentration. Each Corporate Bond Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated.

Securities lending. The Funds do not currently intend to engage in securities lending as a principal investment strategy. If approved by the Board in the future, a Fund may lend portfolio securities as described in the Statement of Additional Information.

Additional parameters applicable to the Municipal Bond Funds.

The following additional principal strategy parameters apply to the Corgi National Municipal Bond ETF, Corgi Short-Term Municipal Bond ETF, Corgi High Yield Municipal Bond ETF, Corgi California Municipal Bond ETF, Corgi New York Municipal Bond ETF, Corgi Taxable Municipal Bond ETF, and Corgi Municipal Infrastructure Bond ETF (each, a "Municipal Bond Fund"):

Tax-exempt status. Each Municipal Bond Fund (other than the Corgi Taxable Municipal Bond ETF) invests primarily in municipal securities the interest on which is exempt from regular federal income tax. Interest on certain municipal securities may be subject to the federal alternative minimum tax. The Corgi Taxable Municipal Bond ETF invests in taxable municipal bonds and does not seek to provide tax-exempt income.

State-specific considerations. The Corgi California Municipal Bond ETF and the Corgi New York Municipal Bond ETF invest primarily in municipal securities issued in the State of California and the State of New York, respectively. As a result, these Funds are subject to the economic, political, and regulatory conditions and developments in their respective states to a greater extent than a more geographically diversified fund.

Additional parameters applicable to the Emerging Markets and International Bond Funds.

The following additional principal strategy parameters apply to the Corgi EM USD Sovereign Bond ETF, Corgi EM Local Currency Bond ETF, Corgi EM Corporate Bond ETF, Corgi International Corporate Bond ETF, and Corgi International Treasury Bond ETF (each, an "International Bond Fund"):

Foreign securities. Each International Bond Fund invests in securities of non-U.S. issuers, including sovereign governments, quasi-sovereign entities, and/or corporations domiciled outside the United States. Investments in non-U.S. securities involve risks not typically associated with U.S. investments, including currency risk, political and economic instability, differing regulatory environments, and potentially less liquid secondary markets.

Currency considerations. The Corgi EM Local Currency Bond ETF and the Corgi International Treasury Bond ETF invest in securities denominated in local (non-U.S. dollar) currencies and are therefore directly exposed to foreign currency exchange rate fluctuations. The Corgi EM USD Sovereign Bond ETF, Corgi EM Corporate Bond ETF, and Corgi International Corporate Bond ETF invest primarily in U.S. dollar-denominated securities, but may be indirectly affected by currency movements to the extent that such movements impact the financial condition of the underlying issuers.

Additional parameters applicable to the Mortgage-Backed and Asset-Backed Securities Funds.

The following additional principal strategy parameters apply to the Corgi U.S. Aggregate Bond ETF, Corgi MBS Bond ETF, Corgi CMBS Bond ETF, and Corgi Agency Bond ETF:

Government-sponsored entity securities. The Corgi MBS Bond ETF and Corgi Agency Bond ETF invest in securities issued and/or guaranteed by U.S. government agencies and government-sponsored entities, including the Government National Mortgage Association ("Ginnie Mae"), the Federal National Mortgage Association ("Fannie Mae"), and the Federal Home Loan Mortgage Corporation ("Freddie Mac"). Securities issued by Ginnie Mae are backed by the full faith and credit of the U.S. government. Securities issued by Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government but are supported by the ability of these entities to borrow from the U.S. Treasury.

Prepayment and extension. Mortgage-backed and asset-backed securities held by these Funds are subject to the risk that the underlying obligations may be prepaid earlier or later than expected, which may affect the Funds' yield, duration, and total return. During periods of falling interest rates, prepayment rates tend to increase, potentially reducing income. During periods of rising interest rates, prepayment rates tend to decrease, potentially extending duration and increasing sensitivity to further rate changes.

Additional parameters applicable to the Senior Loan Fund.

The following additional principal strategy parameters apply to the Corgi Senior Loan ETF:

Senior loan acquisition and settlement. The Fund acquires interests in senior loans by assignment from a lender or by purchase of a participation interest in a senior loan held by a participating institution. Senior loan transactions generally settle on a longer cycle than typical securities transactions (sometimes seven business days or more), and the Fund may borrow to satisfy redemption requests or otherwise manage cash flows during such periods. Senior loans are not traded on an exchange; liquidity and pricing depend on the willingness of market makers and pricing services to provide quotations and on the depth of the over-the-counter loan market. Senior loans are typically rated below investment grade or are unrated but deemed by the Adviser to be of comparable quality, and bear interest at a floating rate that resets periodically by reference to a base lending rate (such as the Secured Overnight Financing Rate ("SOFR")) plus a spread.

Principal Risks of Investing in the Funds

The principal risks of investing in the Funds are listed below. Each risk includes a parenthetical indicating which Funds are subject to that risk. Not all risks apply to every Fund. As with any investment, you could lose all or part of your investment in any Fund.

Agency Securities Risk (Applicable to the Corgi Agency Bond ETF). Certain agency securities are not guaranteed by the full faith and credit of the U.S. government and are subject to the risk of default. The maximum potential liability of the issuers of some agency securities held by the Fund may greatly exceed their current resources. There is no assurance that the U.S. government will provide financial support to its agencies and instrumentalities if it is not obligated to do so.

ETF Risks (Applicable to all Funds) The Fund is an exchange-traded fund ("ETF") and is subject to risks associated with ETF structure and secondary-market trading. These include potential reliance on a limited number of market makers and Authorized Participants, the possibility that Shares trade at prices different from NAV, and the trading and transaction-cost considerations described below.

• AP and Market Maker Dependence Risk. The Fund relies on a limited number of financial institutions that are authorized to purchase and redeem Creation Units directly with the Fund (each, an Authorized Participant or "AP"). There may also be a limited number of market makers and other liquidity providers active in Shares. If (i) APs exit the business, become unable to process creation and/or redemption orders, and no other APs step in, or (ii) market makers and/or other liquidity providers leave the market or materially scale back their activity and no replacements emerge, Shares may trade at a material discount to NAV and, in extreme cases, could face delisting.

• Costs of Buying or Selling Shares. Investors who trade Shares in the secondary market will pay brokerage commissions or other charges set by their broker. Commissions are often fixed amounts and can be a significant proportional cost for investors transacting in small sizes. Secondary-market investors also bear the bid-ask spread. The spread varies over time with trading volume and market liquidity; generally narrower when trading volume and liquidity are higher and wider when they are lower. A relatively small investor base, sizable asset flows into or out of a Fund, and/or periods of elevated market volatility may widen spreads. Because commissions and spreads add to trading costs, frequent trading of Shares can materially reduce returns and may be inadvisable for investors who expect to make regular, small purchases or sales.

• Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares trade on an exchange at market prices that may differ from a Fund's NAV. At times, Shares may trade at an intraday premium (above NAV) or discount (below NAV) due to supply and demand for Shares or during volatile markets. This risk can be heightened in periods of market stress, sharp market declines, or when secondary-market trading activity in Shares is limited, in which case premiums or discounts may be significant.

• Trading. Although Shares are listed for trading on [ ] (the "Exchange") and may trade on other U.S. exchanges, there is no assurance that Shares will trade with active volume, or trade at all, on any exchange. In stressed market conditions, the liquidity of Shares and the liquidity of a Fund's portfolio holdings may deteriorate.

California Municipal Securities Risk (Applicable to the Corgi California Municipal Bond ETF). Investing in California municipal securities subjects the Fund to legal, regulatory, fiscal, political, economic and other risks that are specific to California. The State of California and its political subdivisions may experience financial difficulties, which could adversely affect the value of the Fund's investments.

Call Risk (Applicable to the Corgi U.S. Aggregate Bond ETF, Corgi IG Corporate Bond ETF, Corgi Intermediate IG Corp Bond ETF, Corgi Long IG Corp Bond ETF, Corgi Aaa-A Rated Corporate Bond ETF, Corgi BBB Rated Corporate Bond ETF, Corgi High Yield Corporate Bond ETF, Corgi Fallen Angels Bond ETF, Corgi CMBS Bond ETF, Corgi Government/Credit Bond ETF, Corgi Agency Bond ETF, Corgi National Municipal Bond ETF, Corgi Short-Term Municipal Bond ETF, Corgi High Yield Municipal Bond ETF, Corgi California Municipal Bond ETF, Corgi New York Municipal Bond ETF, Corgi Taxable Municipal Bond ETF, Corgi EM USD Sovereign Bond ETF, Corgi EM Corporate Bond ETF, Corgi International Corporate Bond ETF, and Corgi Municipal Infrastructure Bond ETF). During periods of falling interest rates, an issuer of a callable debt obligation held by the Fund may "call" or repay the debt obligation before its stated maturity, and the Fund may have to reinvest the proceeds in instruments with lower yields, which would result in a decline in the Fund's income, or in instruments with greater risks or with other less favorable features.

Cash Transaction Risk (Applicable to all Funds). The Fund may effect creations and redemptions partly or wholly for cash rather than in kind. As a result, the Fund may incur certain costs, such as brokerage expenses, and may recognize taxable gains or losses that it might not have incurred if it had made redemptions in kind. These costs may decrease the Fund's NAV to the extent that the costs are not offset by transaction fees charged to authorized participants. Cash transactions may also reduce the tax efficiency typically associated with ETFs that redeem in kind.

Commercial Mortgage-Backed Securities Risk (Applicable to the Corgi CMBS Bond ETF). The value of CMBS may reflect adverse economic and market conditions, and CMBS are subject to risk of default on the underlying mortgages, particularly during periods of economic downturn. CMBS that are issued by non-government entities may offer higher yields, but also may be subject to greater volatility. CMBS are subject to a greater degree of prepayment and extension risk than many other forms of fixed-income securities and therefore react differently to changes in interest rates than other bonds.

Concentration Risk (Applicable to the Corgi Aaa-A Rated Corporate Bond ETF, Corgi BBB Rated Corporate Bond ETF, Corgi High Yield Corporate Bond ETF, Corgi High Yield Municipal Bond ETF, Corgi Senior Loan ETF). A Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in the securities or other assets of one or more issuers, countries or other geographic units, markets, industries, project types, or asset classes. A Fund with investment concentration may be more adversely affected by the underperformance of those assets, may experience greater price volatility and may be more susceptible to adverse economic, market, political or regulatory impacts on those assets compared to a fund that does not concentrate its investments.

Corporate Bond Risk (Applicable to the Corgi IG Corporate Bond ETF, Corgi Intermediate IG Corp Bond ETF, Corgi Long IG Corp Bond ETF, Corgi Aaa-A Rated Corporate Bond ETF, Corgi BBB Rated Corporate Bond ETF, Corgi High Yield Corporate Bond ETF, Corgi Government/Credit Bond ETF, Corgi EM Corporate Bond ETF, Corgi International Corporate Bond ETF). Corporate bonds are subject to risks associated with the issuing companies, including adverse changes in financial condition, leverage, business prospects, litigation, and regulatory developments. Corporate bond prices may be significantly affected by changes in credit spreads and may underperform U.S. Treasury securities during periods of heightened risk aversion or deteriorating credit conditions.

Credit Risk (Applicable to all Funds). Credit risk is the risk that an issuer, guarantor or liquidity provider of a fixed-income security may be unable or unwilling, or may be perceived as unable or unwilling (whether by market participants, ratings agencies, pricing services or otherwise), to make timely principal and/or interest payments or to otherwise honor its obligations. It includes the risk that the security will be downgraded by a credit rating agency; generally, lower credit quality issuers present higher credit risks. The credit rating assigned to a security or its issuer does not necessarily reflect the issuer’s current financial condition or an investment’s volatility or liquidity. An actual or perceived decline in an issuer’s creditworthiness may result in a decrease in the value and liquidity of its securities as well as greater price volatility, which may make it difficult for a Fund to sell the securities and otherwise have an adverse impact on the Fund. It is possible that the ability of an issuer to meet its obligations will decline substantially during the period when a Fund owns securities of the issuer or that the issuer will default on its obligations or that the obligations of the issuer will be limited or restructured. A Fund may be adversely affected if an investment that it holds experiences a downgrade or a default.

Currency Risk (Applicable to the Corgi EM USD Sovereign Bond ETF, Corgi EM Local Currency Bond ETF, Corgi EM Corporate Bond ETF, Corgi International Corporate Bond ETF, Corgi International Treasury Bond ETF). Because each Fund’s NAV is determined on the basis of the U.S. dollar, investors may lose money if the currency of a non-U.S. market in which a Fund invests depreciates against the U.S. dollar or if there are delays or limits on repatriation of foreign currency, even if the foreign currency value of the Fund’s holdings in that market increases. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, a Fund’s NAV may change quickly and without warning. In addition, a Fund may incur costs in connection with conversions between U.S. dollars and foreign currencies.

Debt Securities Risk (Applicable to all Funds). The value of debt securities may rise or fall due to market fluctuations, increases in interest rates, the actual or perceived inability or unwillingness of issuers, guarantors, or liquidity providers to make scheduled principal or interest payments, or reduced liquidity in debt markets. Debt securities also involve the risk of lower returns due to reinvestment during periods of declining interest rates or early repayments by issuers of higher coupon or interest rate securities, and/or the risk of reduced income when interest rates fall. When interest rates rise, certain underlying obligations may be repaid substantially more slowly than expected and the value of those securities may decline sharply. Rising interest rates may cause the value of the Fund's fixed income securities to decrease, may adversely affect their liquidity, and may increase fixed income market volatility. If principal is prepaid sooner than anticipated, the Fund may need to reinvest that principal in obligations with lower interest rates. During periods of falling interest rates, the Fund's income may decrease. Interest rate changes generally have a greater impact on longer-duration debt securities. Returns from debt securities investments may lag returns from other investment alternatives, including equity securities.

Derivatives Risk (applicable to the Corgi IG Corporate Bond ETF, Corgi Intermediate IG Corp Bond ETF, Corgi Long IG Corp Bond ETF, Corgi Aaa-A Rated Corporate Bond ETF, Corgi BBB Rated Corporate Bond ETF, Corgi High Yield Corporate Bond ETF, Corgi Fallen Angels Bond ETF, Corgi EM Corporate Bond ETF). Each affected Fund may invest up to 10% of its assets in futures, options, and swap contracts that the Adviser believes will help the Fund track the Index. Derivatives can be more volatile than the underlying securities and may behave in unexpected ways, especially in unusual market conditions. The use of derivatives may magnify gains or losses, create counterparty risk if a derivatives counterparty fails to perform, expose the Fund to settlement delays and collateral requirements, and result in tax treatment that differs from direct holdings of the underlying securities. A Fund's use of derivatives may also produce tracking error relative to its Index, particularly if the cost or availability of the derivative differs materially from the underlying exposure.

Duration Risk (Applicable to all Funds). Duration is a measure of a Fund's price sensitivity to changes in interest rates. The longer a Fund's duration, the more sensitive the Fund will be to changes in interest rates. For example, the value of a security with a duration of five years would generally be expected to decrease by approximately 5% for every 1% increase in interest rates, and to increase by approximately 5% for every 1% decrease in interest rates. Funds with longer durations are generally subject to greater interest-rate sensitivity than funds with shorter durations.

Emerging Markets Risk (Applicable to the Corgi EM USD Sovereign Bond ETF, Corgi EM Local Currency Bond ETF, Corgi EM Corporate Bond ETF). Investments in emerging market countries involve additional risks compared to developed markets, including greater political, economic, and social instability; less developed legal and regulatory systems; smaller securities markets with lower trading volume and greater price volatility; and greater risk of settlement difficulties.

Extension Risk (Applicable to the Corgi U.S. Aggregate Bond ETF, Corgi MBS Bond ETF, Corgi CMBS Bond ETF). During periods of rising interest rates, certain debt obligations may be paid off substantially more slowly than originally anticipated and the value of those debt obligations may fall sharply, resulting in a decline in the Fund's income and potentially in the value of the Fund's investments.

Fallen Angel Risk (Applicable to the Corgi Fallen Angels Bond ETF). "Fallen angel" securities are bonds originally rated investment grade but subsequently downgraded to below investment grade. These securities may experience significant price declines as a result of the downgrade and may be more volatile and less liquid than bonds that were originally issued as high yield. The market for fallen angel bonds may be less developed than the broader high yield market.

Floating Rate Obligations Risk (Applicable to the Corgi Senior Loan ETF). Securities with floating or variable interest rates can be less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline. A decline in interest rates may result in a reduction of income received from floating rate securities.

Foreign Issuer Risk (Applicable to the Corgi IG Corporate Bond ETF, Corgi Intermediate IG Corp Bond ETF, Corgi Long IG Corp Bond ETF, Corgi Aaa-A Rated Corporate Bond ETF, Corgi BBB Rated Corporate Bond ETF, Corgi Fallen Angels Bond ETF). To the extent an applicable Fund invests in bonds of non-U.S. issuers (including U.S. dollar-denominated issues), it may be exposed to additional risks, including political, regulatory, social, and economic instability; differing disclosure, accounting, and legal standards; and less publicly available issuer information. These factors can adversely affect the value and liquidity of the Fund's investments. Although U.S. dollar-denominated securities may reduce direct currency exposure, foreign issuer-related risks may still be significant.

Foreign Securities Risk (Applicable to the Corgi EM USD Sovereign Bond ETF, Corgi EM Local Currency Bond ETF, Corgi EM Corporate Bond ETF, Corgi International Corporate Bond ETF, Corgi International Treasury Bond ETF). Securities issued by non-U.S. issuers (including depositary receipts) are subject to different legal, regulatory, political, economic, and market risks than securities issued by U.S. issuers. To the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on a Fund. The risks of investing in non-U.S. securities include the following, any of which may have an adverse impact on a Fund: Less liquid markets, which may make valuing securities more difficult; Greater market volatility; Government intervention in issuers' operations or structure; Government expropriation or nationalization of assets; Exchange rate fluctuations and currency controls; Limitations on the foreign ownership of securities; Imposition of withholding or other taxes; Restrictions on the repatriation of capital; Higher transaction and custody costs; Foreign market trading hours, different clearing and settlement procedures, and holiday schedules, which may limit a Fund's ability to engage in portfolio transactions; Less regulation of the securities and other financial markets; Less availability of public information about issuers; Weaker accounting, audit, disclosure and financial reporting requirements and the risk of being delisted from U.S. exchanges; Difficulties in enforcing contractual obligations; and Legal principles relating to corporate governance, directors’ fiduciary duties and liabilities, and shareholder rights that are less robust than those that apply in the U.S. Withholding Tax Reclaims Risk . A Fund that holds non-U.S. securities may file claims to recover withholding tax on dividend and interest income (if any) received from issuers in certain countries where such withholding tax reclaim is possible. Whether or when a Fund will receive a withholding tax refund is within the control of the tax authorities in such countries. Where a Fund expects to recover withholding tax based on a continuous assessment of the probability of recovery, the Fund’s NAV generally includes accruals for such tax refunds. The Fund continues to evaluate tax developments for potential impact to the probability of recovery. If the likelihood of receiving a tax refund materially decreases, such as due to a change in tax regulation or approach, accruals in a Fund’s NAV for such refunds may be written down partially or in full, which will adversely affect the Fund’s NAV. Investors in a Fund at the time when an accrual is written down will bear the impact of any resulting reduction in NAV regardless of whether they were investors during the accrual period. Conversely, if a Fund receives a tax refund that was not previously accrued, investors in the Fund at the time the claim is successful will benefit from any resulting increase in the Fund’s NAV. Investors who sold their shares prior to such time will not benefit from any such NAV increase.

Geographic Concentration Risk (Applicable to the Corgi International Corporate Bond ETF, Corgi International Treasury Bond ETF). The Fund's investments may be concentrated in one or more countries or geographic regions. As a result, the Fund may be more susceptible to the economic, political, regulatory, and other conditions or events affecting those countries or regions.

Government Securities Risk (Applicable to the Corgi MBS Bond ETF, Corgi Government/Credit Bond ETF, Corgi Agency Bond ETF). Securities issued or guaranteed by U.S. government-sponsored entities are not backed by the full faith and credit of the U.S. government, and there is no assurance that the U.S. government will provide financial support.

High Yield Securities Risk (Applicable to the Corgi High Yield Corporate Bond ETF, Corgi Fallen Angels Bond ETF, Corgi High Yield Municipal Bond ETF, Corgi EM USD Sovereign Bond ETF, Corgi EM Local Currency Bond ETF, Corgi EM Corporate Bond ETF, Corgi Senior Loan ETF). Debt securities that are rated below investment grade and debt securities that are unrated are generally considered to be speculative. Compared to higher-quality debt securities, high yield securities are subject to a greater risk of default, illiquidity, price volatility and valuation uncertainty. Issuers of high yield securities may be less creditworthy and have a greater risk of insolvency or bankruptcy than issuers of higher-quality debt securities. Certain privately held issuers may provide less timely or less detailed financial reporting or other information. High yield securities may be less liquid than higher-rated debt securities, even under normal economic conditions. There are fewer dealers in the high yield securities market, and there may be significant differences in the prices quoted for such securities. There may be no active trading market for some instruments, and certain securities may be subject to restrictions on resale. The inability to dispose of investments in a timely fashion could result in losses to a Fund. High yield securities that are deemed to be liquid at the time of purchase may become illiquid. High yield securities frequently have prepayment features. When securities are prepaid, a Fund may lose any premiums paid for the instruments and may have to invest the proceeds in bonds with lower yields. This could result in an unexpected capital loss and/or a decrease in the amount of dividends and yield. Investments in high yield securities may be subject to additional risks, including subordination to other creditors (leaving few or no assets to repay high yield securities holders), no collateral or limited rights in collateral. High yield securities also may have weaker or less restrictive covenant protections for creditors than higher-quality instruments. For example, high yield issuers may be able to incur more debt (including secured debt), return more capital to shareholders, reduce assets designated as collateral or otherwise manage their business in ways that could negatively impact creditors. If an issuer defaults, a Fund may incur expenses in seeking recovery or negotiating new terms with the issuer.

Income Risk (Applicable to all Funds). The Fund's income may decrease due to declining interest rates or other factors. During periods of falling interest rates, issuers of securities held by the Fund may call or redeem those securities, and the Fund would generally need to reinvest the proceeds in securities that pay lower interest rates. If an obligation held by the Fund is prepaid, the Fund may be required to reinvest the prepaid principal in other obligations that generate income at lower rates.

Index-Related Risk (Applicable to all Funds). Each Fund is subject to the risk that its underlying Index may not perform as expected. The following sub-risks describe specific aspects of Index-related risk:

•          Index Calculation & Methodology Risk.  The Index may be calculated incorrectly or the methodology may be misapplied due to errors, delays, or omissions in data, corporate action processing, or the application of Index rules. Such issues may cause unintended inclusions or exclusions, inaccurate weights, or delayed implementation of Index changes and, until corrected, may cause the Fund to deviate from its intended exposures and from the Index's published values.

•          Non-Diversification Risk. (Applicable to all Funds). Each Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). When a Fund is non-diversified, it may invest a relatively high percentage of its assets in a limited number of issuers, and a decline in the value of any such issuer’s securities may have a greater impact on a Fund’s value. Each Fund’s non-diversified status means that it is more susceptible to the risk that a single economic, political, or regulatory event affecting a particular issuer or group of issuers could have a significant adverse effect on a Fund’s NAV.

•          Unaffiliated Index Provider Risk.  The Index is owned and maintained by an unaffiliated third party (the "Index Provider"). The Adviser has no control over the Index methodology or the Index Provider's determinations, including how the methodology is interpreted or applied to corporate actions, data questions, or constituent eligibility. Decisions, changes, or failures by the Index Provider may adversely affect the Index and, in turn, the Fund.

•          Third-Party Data Risk.  The Index relies on third-party data (e.g., prices, amounts outstanding/issue size (and, where applicable, float-adjusted amounts outstanding), classifications, and corporate actions) and may be calculated by an unaffiliated index calculation agent based on rules owned and set by the Index Provider. Errors, delays, or misapplications by data vendors, the Index Provider, or the index calculation agent may cause incorrect constituents/weights or delayed changes, which could cause the Fund to deviate from the Index and its published values. If required data licenses are unavailable or revoked, or fees materially increase, Index calculation or dissemination may be interrupted or terminated on short notice.

Inflation Risk (Applicable to all Funds). Inflation reduces the purchasing power of income and principal. Higher inflation expectations can lead to higher interest rates, which generally reduce the value of fixed-income securities and could adversely affect a Fund's returns. Inflation can also contribute to increased market volatility and reduced liquidity in fixed income markets.

Inflation-Indexed Bonds Risk (Applicable to the Corgi TIPS Bond ETF). The principal value of an investment in the Fund is not protected or otherwise guaranteed by virtue of the Fund's investments in inflation-indexed bonds. The value of inflation-indexed securities generally fluctuates with changes in real interest rates, decreasing when real interest rates rise and increasing when real interest rates fall. If the Fund purchases TIPS in the secondary market and the bonds' principal values previously were adjusted upward, but then there is a period of declining inflation rates, the Fund may receive at maturity less than it invested.

Infrastructure Sector Concentration Risk (Applicable to the Corgi Municipal Infrastructure Bond ETF). The Fund concentrates its investments in municipal bonds issued to finance infrastructure projects. As a result, the Fund is subject to risks associated with the infrastructure sector, including changes in government spending priorities, regulatory changes, environmental regulations, and the ability of project operators to generate sufficient revenues to service their debt obligations.

Interest Rate Risk (Applicable to all Funds). Interest rate changes can be sudden and unpredictable and are influenced by a number of factors, including government policy, monetary policy, inflation expectations, perceptions of risk, and supply and demand for fixed-income securities. Changes in interest rates may have unpredictable effects on fixed-income markets and may result in heightened volatility and lower liquidity for certain instruments, which may adversely affect a Fund’s performance. When interest rates rise, the value of fixed-income securities or other instruments sensitive to interest rates typically decreases. Duration is a measure of how sensitive a bond is to interest rate changes. Fixed-income securities with longer durations tend to be more sensitive to interest rate changes, and their prices usually are more volatile than those of shorter-duration securities. For example, if a bond has a duration of five years and interest rates rise, the price of the bond will likely decline by a greater percentage than for a bond with a one-year duration. To the extent a Fund invests a substantial portion of its assets in fixed-income securities with longer duration, rising interest rates may cause the value of the Fund’s investments to decline significantly, which would adversely affect the Fund’s performance. In addition, changes in prevailing interest rates, particularly sudden and significant changes, may lead to fluctuations in the value of floating-rate debt securities, because the rates for those securities typically reset only periodically. Additionally, during periods of very low or negative interest rates, a Fund may be unable to maintain positive returns or pay dividends to shareholders. Under certain market conditions when interest rates are set at low levels and the market prices of portfolio securities have increased, a Fund may have a very low or even negative yield, which would cause the Fund to lose money under certain conditions. Decreases in market-making capacity for fixed-income dealers may lead to lower trading volume, heightened volatility, wider bid-ask spreads and less transparent pricing in certain fixed-income markets.

Investment Grade Securities Risk (Applicable to the Corgi IG Corporate Bond ETF, Corgi Intermediate IG Corp Bond ETF, Corgi Long IG Corp Bond ETF, Corgi Aaa-A Rated Corporate Bond ETF, Corgi BBB Rated Corporate Bond ETF, Corgi International Corporate Bond ETF). Investment-grade bonds are generally considered to present lower credit risk than below-investment-grade bonds, but they remain subject to credit risk, downgrade risk, and liquidity risk. Bonds rated at the lower end of investment grade may be more sensitive to changes in economic conditions and more likely to be downgraded to below investment grade (“fallen angels”), which can increase volatility and reduce liquidity.

Limited Shareholder Rights Risk (Applicable to all Funds). The Trust's governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings of shareholders and permits removal of a Trustee only by the remaining Trustees. The Trust's Declaration of Trust provides that certain disputes must be resolved in a specific state court and contains a jury trial waiver. These provisions may discourage certain types of claims or limit shareholders' ability to bring claims in a judicial forum they consider favorable. In addition, under the Declaration of Trust, the Board may take certain actions without a shareholder vote, including liquidating the Fund. These provisions, set forth in Article VI, Section 4 of the Declaration of Trust, do not apply to claims arising under the federal securities laws.

Liquidity Risk (Applicable to all Funds). Certain fixed-income investments may become less liquid, particularly during periods of market stress, reduced dealer balance sheet capacity, or heightened volatility. Reduced liquidity may make it more difficult or costly for a Fund to buy or sell securities at desired times or prices, may increase bid-ask spreads, and may contribute to valuation differences and tracking difference. An investment may be considered illiquid if the Fund reasonably expects it cannot be sold or disposed of in current market conditions within seven calendar days or less without significantly changing its market value. Liquidity deterioration in a Fund's underlying markets may also contribute to the Fund's shares trading at larger premiums or discounts to NAV.

Low Short-Term Interest Rates Risk (Applicable to the Corgi Short-Term Municipal Bond ETF). When short-term interest rates are low, the Fund’s yield may be very low and could be negative after fees and expenses. In such environments, the Fund may generate insufficient income to cover expenses and may have difficulty maintaining distributions at expected levels. Low short-term rates may also make it more difficult to manage cash flows and rebalance efficiently, which could increase tracking difference.

Senior Loans Risk (Applicable to the Corgi Senior Loan ETF). Senior loans are subject to credit risk, interest rate risk, liquidity risk, valuation risk, and the risk of default by the underlying borrower. Senior loans are not traded on an exchange, and purchasers and sellers of senior loans generally rely on market makers and pricing services for liquidity and valuation. Settlement of senior loan transactions may take significantly longer than settlement of typical securities transactions (sometimes seven days or more), which may delay the Fund's ability to use the proceeds to satisfy other obligations or invest in new opportunities. Senior loans typically bear interest at a floating rate that resets periodically by reference to a base lending rate such as the Secured Overnight Financing Rate ("SOFR") plus a spread; as a result, the Fund's income may decline when interest rates fall. Senior loans are typically rated below investment grade or are unrated but deemed by the Adviser to be of comparable quality, and are therefore subject to the heightened risks of below-investment-grade securities, including greater volatility, lower liquidity, and a greater risk of default and loss. The Fund may acquire interests in senior loans by assignment or by participation; in the case of participations, the Fund has contractual recourse only to the participating institution (not the borrower), which exposes the Fund to additional counterparty credit risk.

Market Risk (Applicable to all Funds). A Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. The value of a financial instrument or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the particular instrument or asset, or factors that affect one or more issuers, counterparties, exchanges, countries or other geographic units, markets, industries, or asset classes. Local, regional or global events such as war, acts of terrorism, pandemics or other public health issues, recessions, the prospect or occurrence of a sovereign default or other financial crisis, or other events could have a significant impact on a Fund and its investments and could result in increased premiums or discounts to a Fund’s NAV. Changes in market and economic conditions generally do not have the same impact on all types of instruments and assets.

Mortgage-Backed Securities Risk (Applicable to the Corgi U.S. Aggregate Bond ETF, Corgi MBS Bond ETF). Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. During periods of declining interest rates, prepayment of underlying mortgages generally increases, which may cause the average anticipated maturity of the mortgage-backed securities to decrease and the Fund to have to reinvest the resulting proceeds at lower interest rates.

Municipal Securities Risk (Applicable to the Corgi National Municipal Bond ETF, Corgi Short-Term Municipal Bond ETF, Corgi High Yield Municipal Bond ETF, Corgi California Municipal Bond ETF, Corgi New York Municipal Bond ETF, Corgi Taxable Municipal Bond ETF, and Corgi Municipal Infrastructure Bond ETF). Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer's ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to government regulation, taxation, legislative changes or the rights of municipal security holders. Because many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation, utilities and water and sewer, conditions in those sectors can affect the overall municipal market.

New Adviser Risk (Applicable to all Funds). The Adviser is a recently registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser, and the Adviser may not be successful in implementing a Fund's investment approach or in achieving a Fund's intended investment objective.

New Fund Risk (Applicable to all Funds). Each Fund is newly organized and has limited or no operating history. It may take time for a Fund to attract assets, develop secondary-market liquidity, and achieve efficient index tracking. During this period, a Fund may experience wider bid-ask spreads, more pronounced premiums/discounts, and higher tracking difference than more seasoned funds.

New York Municipal Securities Risk (Applicable to the Corgi New York Municipal Bond ETF). Investing in New York municipal securities subjects the Fund to legal, regulatory, fiscal, political, economic and other risks that are specific to New York. The State of New York and its political subdivisions may experience financial difficulties, which could adversely affect the value of the Fund's investments.

Operational and Cybersecurity Risk (Applicable to all Funds). Each Fund and its service providers rely on complex processes and technology, including for trading, valuation, index data, shareholder recordkeeping, and the creation/redemption process. Human error, processing or communication failures, cyber incidents, or disruptions at third-party providers (including the Index Provider, pricing services, custodians, and intermediaries) could impair operations, cause financial loss, delay NAV calculation, or hinder a Fund's ability to achieve its objective.

Passive Strategy Risk (Applicable to all Funds). Each Fund seeks to track its Index and generally does not take defensive positions in response to market conditions. As a result, a Fund's performance may be negatively affected by declines in its Index, and the Fund generally will not attempt to mitigate such declines. A passive approach may also limit a Fund's ability to adjust holdings when an Index is concentrated or when market conditions impair liquidity.

Prepayment Risk (Applicable to the Corgi U.S. Aggregate Bond ETF, Corgi MBS Bond ETF, Corgi CMBS Bond ETF, Corgi Agency Bond ETF). During periods of falling interest rates, issuers of certain debt obligations may repay principal prior to the security’s maturity, which may cause the Fund to have to reinvest in securities with lower yields or higher risk of default, resulting in a decline in a Fund’s income or return potential. Also, if a security subject to prepayment had been purchased at a premium, the value of the premium would be lost in the event of prepayment.

Sovereign Debt Risk (Applicable to the Corgi EM USD Sovereign Bond ETF, Corgi EM Local Currency Bond ETF, Corgi International Treasury Bond ETF) . Sovereign obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those of other securities. Quasi-sovereign obligations are typically less liquid and less standardized than sovereign obligations. Bonds issued by government agencies or instrumentalities generally are backed only by the issuing entity’s creditworthiness and reputation and may not be backed by the full faith and credit of the government. Changes to a government’s financial condition or credit rating may cause a decline in the value of its sovereign obligations as well as quasi-sovereign obligations issued by the government’s agencies or instrumentalities. The governmental entity that controls the repayment of such debt may be unable or unwilling to repay principal or pay interest when due. A governmental entity may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange when a payment is due, the relative size of the debt service burden to the economy as a whole, the government’s policy toward multilateral financial organizations, and other political or economic constraints. In addition, governmental entities may depend on expected disbursements from other governments, multilateral agencies and other parties to reduce principal and interest arrearages on their debt. Such commitments of financial assistance may be conditioned on the implementation of economic reforms, economic performance and/or the timely service of debt. The failure to implement such reforms, achieve certain economic performance or repay principal or interest when due may result in the cancellation of such third parties’ commitments to lend funds to the governmental entity, which may further impair its ability or willingness to timely service its debt. Certain countries have experienced downgrades of, or have defaulted on, their sovereign debt, and they or other countries may default or face the risk of downgrades in the future. Any restructuring of sovereign debt will likely have a significant adverse effect on the debt’s value. In the event of a default on sovereign or quasi-sovereign debt, a Fund may have limited legal recourse against the issuer and/or guarantor and may not be able to access collateral securing the debt.

Tax Risk (Applicable to the Corgi National Municipal Bond ETF, Corgi Short-Term Municipal Bond ETF, Corgi High Yield Municipal Bond ETF, Corgi California Municipal Bond ETF, Corgi New York Municipal Bond ETF, and Corgi Municipal Infrastructure Bond ETF). There is no guarantee that the Fund's income will be exempt from U.S. federal or state or local income taxes. Events occurring after the date of issuance of a municipal bond or after the Fund's acquisition of a municipal bond may result in a determination that interest on that bond is includible in gross income for U.S. federal income tax purposes retroactively to its date of issuance. Such a determination may cause a portion of prior distributions by the Fund to its shareholders to be taxable to those shareholders in the year of receipt. Federal, state or local changes in income or alternative minimum tax rates or in the tax treatment of municipal bonds may make municipal bonds less attractive as investments and cause them to lose value.

Tracking Difference and Tracking Error Risk (Applicable to all Funds). A Fund's results may differ from those of its Index for a variety of reasons, including Fund expenses, transaction costs, sampling, timing differences, cash holdings, valuation differences (including fair-value pricing), the ETF creation/redemption process, and corporate actions and tax considerations. Tracking difference and tracking error may be higher during volatile markets, when fixed income liquidity is reduced, when the Index or portfolio experiences disruptions, or when Index changes are difficult or costly to implement. There is no guarantee that a Fund will achieve a high degree of correlation to its Index.

U.S. Treasury Obligations Risk (Applicable to the Corgi 7-10 Year Treasury Bond ETF, Corgi Long Treasury Bond ETF, Corgi 20+ Year Treasury Bond ETF, Corgi U.S. Treasury Bond ETF, Corgi TIPS Bond ETF, Corgi Government/Credit Bond ETF). U.S. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those of other securities. Changes in the U.S. government's financial condition or credit rating may cause the value of the Fund's U.S. Treasury obligations to decline.

Valuation Risk (Applicable to all Funds). Certain portfolio holdings, and potentially a significant portion of the Fund's portfolio, may be valued using factors other than market quotations. This may occur more frequently during periods of market stress or reduced liquidity. When market quotations are not readily available, a portfolio holding may be valued using one of several available methods. The value assigned to a holding at a given time may differ from the value that would result if a different methodology were used or if the holding were priced using market quotations. Portfolio holdings valued using methods other than market quotations, including "fair-valued" securities, may experience greater day-to-day fluctuations in value than if market quotations were available.

PORTFOLIO HOLDINGS INFORMATION

The Funds' complete portfolio holdings will be made available on the Funds' website at www.corgifunds.com on each business day, consistent with applicable SEC requirements (including Rule 6c-11). A full description of the Funds' policies and procedures regarding disclosure of portfolio holdings is provided in the Fund's Statement of Additional Information (the "SAI").

MANAGEMENT

Investment Adviser

Corgi Strategies, LLC (the "Adviser"), located at 425 Bush St, Suite 500, San Francisco, CA 94104, is a Delaware limited liability company registered with the SEC as an investment adviser and serves as investment adviser to each Fund. The Adviser was founded in July 2025, and as of [ ], 2026, has $[__] assets under management.

The Adviser is responsible for overall portfolio management and administration of each Fund pursuant to an investment advisory agreement with Corgi ETF Trust I (the "Trust") (the "Advisory Agreement"). In addition to executing portfolio transactions, the Adviser may arrange for, and oversee, service providers performing transfer agency, custody, fund administration/accounting, distribution, and other services necessary for each Fund's operations.

For its services to each Fund, each Fund pays the Adviser a unitary management fee, calculated daily and paid monthly, from the Fund's average daily net assets. Under the Advisory Agreement, the Adviser pays substantially all of the Fund's expenses except for: the advisory fee itself; interest charges on borrowings; taxes; brokerage commissions and other expenses related to buying and selling portfolio investments; dividends and other expenses on securities sold short; acquired fund fees and expenses; any accrued deferred tax liability; distribution fees and expenses under any Rule 12b-1 plan; litigation and other extraordinary expenses; and any other expenses the Fund is responsible for under the Advisory Agreement (collectively, the "Excluded Expenses").

Additional information about portfolio transactions, brokerage selection, and research services is provided in the SAI under Brokerage Transactions.

Advisory Agreement

A discussion of the basis for the Board's approval of the Advisory Agreement will appear in the Fund's Annual Report to shareholders for the period ended September 30, 2026, on Form N-CSR.

Portfolio Managers

The individuals primarily responsible for the day-to-day management of the Fund is Anthony Aukett, the Portfolio Manager for the Adviser, who has served as a portfolio manager of the Fund since 2026.

Additional information regarding the portfolio manager's compensation, other accounts managed, and ownership of Shares is provided in the Fund's SAI.

HOW TO BUY AND SELL SHARES

The Fund issues and redeems shares of the Fund ("Shares") only in large blocks called "Creation Units," at a Fund's net asset value ("NAV") next determined after an order is accepted. Only authorized participants ("APs"), who must be members or participants of a registered clearing agency and must have an executed participant agreement with a Fund's distributor and transfer agent, may transact in Creation Units directly with the Fund. Once created, Shares may be bought and sold in the secondary market in amounts less than a Creation Unit.

Most investors buy and sell shares in secondary-market transactions through brokers. Shares are expected to be listed for trading on [ ] (the "Exchange") and can be bought and sold throughout the trading day at market prices. Investors may pay customary brokerage commissions and, because secondary-market transactions occur at market prices, investors may pay more than NAV when buying Shares and receive less than NAV when selling Shares.

Book Entry

Shares are held only in book-entry form. The Depository Trust Company ("DTC") or its nominee is the record owner of all outstanding Shares. Beneficial ownership of Shares is shown on the records of DTC or its participants (e.g., brokers, banks, and other financial institutions). As a beneficial owner, you will not receive physical certificates and must rely on DTC and its participants to exercise rights associated with owning Shares, consistent with standard "street name" procedures.

Frequent Purchases and Redemptions of Shares

The Funds do not impose restrictions on the frequency of purchases and redemptions of Shares. Purchases and redemptions by APs are integral to the ETF arbitrage mechanism and help keep market prices of Shares close to NAV. The Board has considered the potential for frequent purchases and redemptions, particularly for cash, to increase portfolio transaction costs, tracking difference, and realized capital gains, and has approved policies to mitigate these effects, including fair-value pricing and the imposition of transaction fees on Creation Unit purchases and redemptions designed to cover a Fund's costs. Each Fund and the Adviser reserve the right to reject any purchase order at any time.

Determination of Net Asset Value

 Each Fund's NAV is calculated as of the close of regular trading on [ ] (normally 4:00 p.m. Eastern Time) on each day the Exchange is open for business. NAV is computed by dividing the Fund's net assets by the number of Shares outstanding.

In determining NAV, portfolio securities and other assets are generally valued at market value using quotations, last sale prices, or values supplied by a pricing service or market makers. When such information is unavailable or is deemed unreliable, the affected investments are valued at fair value pursuant to the Fund's valuation procedures.

Fair Value Pricing

The Board has designated the Adviser as each Fund's "valuation designee" under Rule 2a-5 of the 1940 Act, subject to the Board's oversight. The Adviser has adopted valuation policies and procedures to determine, in good faith, the fair value of investments for which market quotations are not readily available or are considered unreliable (for example, following a trading halt or when a primary pricing source fails to provide data). In making fair-value determinations, the Adviser may consider all reasonably available information deemed relevant, including issuer-specific data, market conditions, recent trading activity, and the circumstances that triggered the need for fair value. Because fair value determinations involve judgments, the prices assigned may differ from values realized upon sale.

Investments by Other Registered Investment Companies in the Fund

Investments by registered investment companies in a Fund are subject to the limits of Section 12(d)(1) of the 1940 Act and related rules. Other registered investment companies may invest in the Fund beyond the Section 12(d)(1) limits in accordance with applicable SEC rules (e.g., Rule 12d1-4) and conditions, which may include entering into a fund-of-funds investment agreement with the Fund.

Delivery of Shareholder Documents - "Householding"

Certain intermediaries may offer "householding," a method of delivery under which a single copy of shareholder documents is sent to investors sharing an address, even if accounts are registered in different names. If you wish to enroll in, or to change your householding election, please contact your broker-dealer or other financial intermediary.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

Fixed Income Tax Considerations . Because the Funds invest primarily in debt securities, certain tax rules specific to fixed income investments may apply. A Fund may be required to accrue original issue discount ("OID") income on certain bonds (such as zero-coupon bonds or bonds issued at a discount) before cash payments are received, resulting in "phantom income" that is distributed to shareholders and subject to tax. A Fund that purchases bonds at a market discount may recognize ordinary income (rather than capital gain) upon sale or redemption. Conversely, a Fund that purchases bonds at a premium may elect to amortize the premium over the life of the bond, reducing the amount of taxable interest income recognized. Shareholders of the municipal bond Funds should note that distributions derived from tax-exempt interest on qualifying municipal securities are generally exempt from federal income tax. However, a portion of such distributions may be subject to the federal alternative minimum tax ("AMT") if derived from private activity bonds. Exempt-interest dividends are also taken into account in determining the taxable portion of Social Security benefits. Distributions from the municipal bond Funds that are not derived from tax-exempt interest will be taxable as ordinary income or capital gains. Shareholders should consult their tax advisers regarding the state and local tax treatment of distributions from the municipal bond Funds.

Dividends and Distributions

Each Fund intends to pay dividends and interest income, if any, annually, and to distribute any net realized capital gains to shareholders at least annually. Each Fund will declare and pay income and capital gain distributions, if any, in cash. Cash distributions may be reinvested in additional whole Shares only if the broker through whom you hold Shares offers that option. Your broker is responsible for delivering any income and capital gain distributions to you.

Taxes

The following discussion summarizes certain U.S. federal income tax considerations that generally apply to investments in a Fund. Your situation may differ. You should consult your tax adviser regarding the tax consequences of investing in Shares, including the application of foreign, state, and local tax laws.

The Fund intends to qualify each year as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"). If a Fund satisfies minimum distribution requirements, a RIC is generally not subject to fund-level federal income tax on income and gains that are timely distributed to shareholders. If a Fund were to fail to qualify as a RIC or fail to meet the distribution requirements (and no relief were available), it could be subject to fund-level taxation, which would reduce income available for distribution.

Unless your Shares are held through a tax-exempt entity or tax-advantaged account (such as an IRA), you should consider potential tax consequences when a Fund makes distributions, when you sell Shares on the Exchange, and (for institutional investors only) when you purchase or redeem Creation Units.

This general discussion is based on the Code and applicable Treasury regulations in effect on the date of this Prospectus. New legislation, administrative guidance, or court decisions may materially change these conclusions and may apply retroactively.

Taxes on Distributions

For federal income tax purposes, distributions of a Fund's net investment income are generally taxable to shareholders as ordinary income. Tax treatment of distributions of net capital gains (if any) depends on how long the Fund held the investments that generated such gains, not on how long you have held your Shares. Sales of assets held by the Fund for more than one year generally produce long-term capital gains or losses; sales of assets held for one year or less generally produce short-term capital gains or losses. Distributions that the Fund reports as capital gain dividends ("Capital Gain Dividends") are taxable to shareholders as long-term capital gains. Distributions of short-term capital gains are generally taxable to shareholders as ordinary income. Dividends and distributions are generally taxable to you whether received in cash or reinvested in additional Shares.

Because the Funds invest primarily in debt securities, it is expected that the Funds' distributions will consist primarily of ordinary income (interest income). A portion of distributions may, in limited circumstances, qualify as "qualified dividend income" taxable at reduced rates, but shareholders generally should not expect significant qualified dividend income from these Funds.

Shortly after the close of each calendar year, you will receive information describing the character of distributions you received from the distributing Fund.

In addition to federal income tax, certain individuals, trusts, and estates are subject to a 3.8% Net Investment Income ("NII") tax. This tax is imposed on the lesser of: (i) net investment income (as reduced by properly allocable deductions) or (ii) the excess of modified adjusted gross income over specified thresholds ($250,000 for married filing jointly, $200,000 for single filers, and $125,000 for married filing separately). The Fund's distributions and any capital gains realized on a sale or redemption of Shares are generally included in net investment income for purposes of the NII tax.

In general, distributions are taxable to you in the year paid. However, certain distributions paid in January may be treated as paid on December 31 of the year prior. In general, distributions are taxable even if they are paid from income or gains earned by the Fund before you purchased Shares (and thus were reflected in the Shares' NAV at the time of purchase).

You may want to avoid purchasing Shares immediately before a dividend or other distribution, since the distribution will generally be taxable to you even if, in economic terms, it represents a return of part of your investment.

If you are neither a U.S. citizen nor a U.S. resident (or are a foreign entity), distributions (other than Capital Gain Dividends) will generally be subject to U.S. withholding tax at a 30% rate, unless a lower treaty rate applies. Under certain circumstances, a Fund may report all or a portion of a dividend as an "interest-related dividend" or a "short-term capital gain dividend," which would generally be exempt from this 30% withholding tax, provided other requirements are met.

The Foreign Account Tax Compliance Act ("FATCA") may require each Fund to withhold a 30% tax (generally not refundable) from distributions of net investment income made to: (A) certain foreign financial institutions that do not satisfy applicable FATCA reporting or due-diligence requirements (or that are not treated as compliant under an applicable intergovernmental agreement), and (B) certain non-financial foreign entities that do not provide required information regarding substantial U.S. owners. FATCA may also affect the Fund's returns on foreign investments or a shareholder's returns if Shares are held through a foreign intermediary. Consult your tax adviser regarding FATCA's application and any related certification, compliance, reporting, and withholding obligations.

Each Fund (or a financial intermediary, such as a broker, through which a shareholder holds Shares) is generally required to withhold and remit to the U.S. Treasury a portion of taxable distributions and sale or redemption proceeds if the shareholder fails to furnish a correct taxpayer identification number, has underreported certain interest or dividend income, or fails to certify that they are not subject to such withholding.

Taxes When Shares are Sold on the Exchange

Any capital gain or loss realized upon a sale of Shares generally is treated as long-term capital gain or loss if Shares have been held for more than one year, and as short-term capital gain or loss if Shares have been held for one year or less. However, a capital loss on Shares held six months or less is treated as long-term to the extent of Capital Gain Dividends received with respect to such Shares. Losses are disallowed to the extent you acquire (including through dividend reinvestment) substantially identical Shares within a 61-day period beginning 30 days before and ending 30 days after the sale.

Taxes on Purchases and Redemptions of Creation Units

An authorized participant ("AP") whose functional currency is the U.S. dollar and who exchanges securities for Creation Units generally recognizes gain or loss equal to the difference between (i) the value of the Creation Units at the time of the exchange and (ii) the AP's aggregate basis in the securities delivered plus any cash paid. An AP that exchanges Creation Units for securities will generally recognize gain or loss equal to the difference between (i) the AP's basis in the Creation Units and (ii) the aggregate U.S. dollar market value of the securities received plus any cash received. The IRS may assert that a loss realized upon an exchange of securities for Creation Units is not currently deductible (e.g., under the "wash sale" rules for an AP not marking to market, or on the theory that there was no significant change in economic position). APs should consult their own tax advisers about the application of wash sale rules and the timing of any loss deductions.

Any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares comprising the Creation Units were held for more than one year, and as short-term capital gain or loss if held for one year or less.

A Fund may include a payment of cash in addition to, or in place of, delivering a basket of securities when redeeming Creation Units. To raise cash for such redemptions, the Fund may sell portfolio securities, potentially recognizing investment income and/or capital gains or losses it might not have recognized if the redemption had been satisfied entirely in kind. As a result, including cash in redemption proceeds can reduce the Fund's tax efficiency.

The foregoing discussion summarizes some possible consequences under current federal tax law of investing in a Fund. It is not a substitute for personal tax advice. You may also be subject to foreign, state, and local taxes on Fund distributions and on sales of Shares. Consult your tax adviser regarding the tax consequences of investing in Shares under all applicable laws. For additional information, see "Federal Income Taxes" in the SAI.

DISTRIBUTION

[ ] (the "Distributor"), each Fund's distributor, is a broker-dealer registered with the SEC, serves as the Fund's distributor for Creation Units on an agency basis and does not make a secondary market in Shares. The Distributor does not set Fund policies or select the portfolio securities of the Fund. The Distributor's principal address is [ ].

The Board has adopted a Distribution (Rule 12b-1) Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, a Fund is authorized to pay up to 0.25% of its average daily net assets each year for distribution-related services in connection with the sale and distribution of its Shares.

The Funds do not currently pay Rule 12b-1 fees and there are no current plans to impose such fees. If Rule 12b-1 fees are charged in the future, because they are paid from Fund assets on an ongoing basis, these fees would increase the cost of your investment over time and may exceed certain other types of sales charges.

PREMIUM/DISCOUNT INFORMATION

When available, information about how often Shares traded on the Exchange at a price above (at a premium to) or below (at a discount to) the Fund's NAV will be provided on the Fund's website at www.corgifunds.com.

ADDITIONAL NOTICES

Shares are not sponsored, endorsed, or promoted by the Exchange. The Exchange is not responsible for, and has not participated in, the determination of the timing, prices, or quantities of Shares to be issued, nor in the determination or calculation of any equation by which to determine redeemability of Shares. The Exchange has no duty or liability to shareholders for the administration, marketing, or trading of the Shares.

Without limiting the foregoing, in no event shall the Exchange have any liability for lost profits or for indirect, punitive, special, or consequential damages, even if advised of the possibility of such damages.

The Adviser and the Fund make no representation or warranty, express or implied, to owners of Shares or to the public regarding the advisability of investing in securities generally or in the Fund specifically.

Jury Trial Waiver. The Declaration of Trust provides that shareholders waive the right to a jury trial for claims arising out of or relating to the Declaration of Trust, the Trust, or the Shares. This jury trial waiver does not apply to claims arising under the federal securities laws.

Exclusive Forum. The Declaration of Trust provides that shareholder actions against the Fund must be filed exclusively in state or federal courts located in Delaware. This forum provision does not apply to claims under the federal securities laws. Limiting actions to courts in Delaware may impose economic hardship on shareholders and may limit access to a forum some shareholders would otherwise prefer, which could discourage such actions.

Derivative and Direct Action Limitations. The Trust's Agreement and Declaration of Trust (the "Declaration of Trust") sets forth a detailed process for shareholders to bring derivative or direct actions. Before bringing a derivative action, a demand by three unrelated shareholders must be made to the Trust's Trustees. Upon receiving a demand, the Trustees have 90 days, extendable by an additional 60 days, to consider it. If a majority of the independent Trustees determine that pursuing the requested action is not in the best interests of the Fund, they must reject the demand, and the complaining shareholders may not proceed unless they can demonstrate that the Trustees' decision was not a good-faith exercise of business judgment. In addition, shareholders owning Shares representing no less than a majority of the Fund's outstanding Shares must join in bringing any derivative action. The Declaration of Trust provides that no shareholder may bring a direct action alleging injury as a shareholder of the Trust or any Fund where the matters alleged would, if true, give rise to a claim belonging to the Trust, unless the shareholder has suffered a harm distinct from that of other shareholders. These provisions, set forth in Article VI, Section 4 of the Declaration of Trust (paragraphs (b), (c), (d), (e), and (f)), do not apply to claims arising under the federal securities laws. Paragraph (c) provides that, except as otherwise provided by law, any action arising out of or relating to the Trust shall be brought exclusively in the Court of Chancery of the State of Delaware.

FINANCIAL HIGHLIGHTS

This section ordinarily presents Financial Highlights to help you understand each Fund's performance over its operating period. Because the Fund has not commenced operations as of the date of this Prospectus, no Financial Highlights are shown.

The Funds

Adviser

Corgi Strategies, LLC

425 Bush St, Suite 500

San Francisco, CA 94104

Distributor

[ ]

Independent Registered Public Accounting Firm

[ ]

[ ]

[ ]

Administrator, Fund Accountant, and Transfer Agent

[ ]

[ ]

[ ]

Custodian

[ ]

Investors may find more information about the Fund in the following documents:

Statement of Additional Information:  The Fund’s SAI includes further details about the Fund’s investments and other information. A current SAI dated [       ], 2026, as supplemented from time to time, is on file with the SEC and is incorporated by reference into this Prospectus; it is legally part of this Prospectus.

Annual/Semi-Annual Reports:  Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders and in Form N-CSR. In the Fund’s first annual report after operations commence, you will find a discussion of market conditions and investment strategies that materially affected performance. Form N-CSR contains the Fund’s annual and semi-annual financial statements.

You can obtain free copies of these documents when available, request other information, or make general inquiries about the Fund by contacting: Information about the Fund, including its current Statement of Additional Information, shareholder reports, and other Fund information, is also available free of charge on the Fund's website at www.corgifunds.com.

Corgi ETF Trust I, c/o 425 Bush St, Suite 500, San Francisco, CA 94104 or by calling (855) 552-6744.

Shareholder reports and other information about the Fund are also available on the EDGAR database on the SEC’s website at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov.

•	Free of charge from the SEC’s EDGAR database on the SEC’s website at http://www.sec.gov; or

•	Free of charge from the Fund’s Internet website at corgifunds.com; or

•	For a fee, by e-mail request to publicinfo@sec.gov.

(SEC Investment Company Act File No. 811-24117)

PRELIMINARY STATEMENT OF ADDITIONAL INFORMATION

SUBJECT TO COMPLETION

July 6, 2026

THE INFORMATION IN THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

Fund Name	Ticker	Principal U.S. Listing Exchange
Corgi 7-10 Year Treasury Bond ETF	[ ]	[ ]
Corgi Long Treasury Bond ETF	[ ]	[ ]
Corgi 20+ Year Treasury Bond ETF	[ ]	[ ]
Corgi U.S. Treasury Bond ETF	[ ]	[ ]
Corgi TIPS Bond ETF	[ ]	[ ]
Corgi U.S. Aggregate Bond ETF	[ ]	[ ]
Corgi IG Corporate Bond ETF	[ ]	[ ]
Corgi Intermediate IG Corp Bond ETF	[ ]	[ ]
Corgi Long IG Corp Bond ETF	[ ]	[ ]
Corgi Aaa-A Rated Corporate Bond ETF	[ ]	[ ]
Corgi BBB Rated Corporate Bond ETF	[ ]	[ ]
Corgi High Yield Corporate Bond ETF	[ ]	[ ]
Corgi Fallen Angels Bond ETF	[ ]	[ ]
Corgi MBS Bond ETF	[ ]	[ ]
Corgi CMBS Bond ETF	[ ]	[ ]
Corgi Government/Credit Bond ETF	[ ]	[ ]
Corgi Agency Bond ETF	[ ]	[ ]
Corgi National Municipal Bond ETF	[ ]	[ ]
Corgi Short-Term Municipal Bond ETF	[ ]	[ ]
Corgi High Yield Municipal Bond ETF	[ ]	[ ]
Corgi California Municipal Bond ETF	[ ]	[ ]
Corgi New York Municipal Bond ETF	[ ]	[ ]
Corgi Taxable Municipal Bond ETF	[ ]	[ ]
Corgi EM USD Sovereign Bond ETF	[ ]	[ ]
Corgi EM Local Currency Bond ETF	[ ]	[ ]
Corgi EM Corporate Bond ETF	[ ]	[ ]
Corgi International Corporate Bond ETF	[ ]	[ ]
Corgi International Treasury Bond ETF	[ ]	[ ]
Corgi Municipal Infrastructure Bond ETF	[ ]	[ ]
Corgi Senior Loan ETF	[ ]	[ ]

STATEMENT OF ADDITIONAL INFORMATION

[  ], 2026

This Statement of Additional Information ("SAI") is not a prospectus and should be read together with the Prospectuses for each series of Corgi ETF Trust I identified therein (each, a "Fund" and collectively, the "Funds") (the "Trust"), dated [  ], 2026, as they may be supplemented from time to time (each, a "Prospectus"). Unless noted otherwise, capitalized terms used in this SAI have the same meanings as in the applicable Prospectus. A copy of a Prospectus may be obtained without charge by email to compliance@corgifunds.com, visiting www.corgifunds.com, or writing to the applicable Fund, c/o 425 Bush St, Suite 500, San Francisco, CA 94104.

The Funds' audited financial statements for the most recent fiscal year, when available, will be incorporated into this SAI by reference to the Funds' most recent annual report on Form N-CSR. You can obtain a copy of the annual report free of charge by contacting the applicable Fund at the mailing address or email listed above.

TABLE OF CONTENTS

General Information about the Trust
Additional Information about Investment Objectives, Policies, and Related Risks
Description of Permitted Investments
Investment Restrictions
Exchange Listing and Trading
Management of the Trust
Principal Shareholders, Control Persons and Management Ownership
Codes of Ethics
Proxy Voting Policies
Investment Adviser
Portfolio Managers
The Distributor
Administrator
Transfer Agent and ETF Order Management
Custodian
Independent Registered Public Accounting Firm
Portfolio Holdings Disclosure Policies and Procedures
Description of Shares
Limitation of Trustees' Liability
Brokerage Transactions
Portfolio Turnover Rate
Book Entry Only System
Purchase and Redemption of Shares in Creation Units
Determination of NAV
Dividends and Distributions
Federal Income Taxes
Financial Statements

GENERAL INFORMATION ABOUT THE TRUST

The Trust is an open-end management investment company. This SAI relates solely to the series of the Trust identified in the Prospectus (each, a "Fund" and collectively, the "Funds"). The Trust is a Delaware statutory trust formed on [ ]. The Trust is registered with the U.S. Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (together with the rules and regulations thereunder, the "1940 Act"), as an open-end management investment company, and the offering of shares of beneficial interest ("Shares") is registered under the Securities Act of 1933, as amended (the "Securities Act"). The Trust is governed by its Board of Trustees (the "Board"). Each Fund seeks to track the performance, before fees and expenses, of its respective underlying index (each, an "Index"). Corgi Strategies, LLC (the "Adviser") will serve as investment adviser to each Fund.

Each Fund offers and issues Shares at their net asset value ("NAV") only in aggregations of a specified number of Shares (each, a "Creation Unit"). Each Fund generally issues and redeems Creation Units in exchange for a basket of securities ("Deposit Securities") together with a specified cash payment (the "Cash Component"). The Trust may permit or require the substitution of a cash amount ("Deposit Cash") in lieu of some or all Deposit Securities. Shares are expected to be listed on [  ] (the "Exchange") and trade on the Exchange at market prices, which may differ from NAV. Shares are redeemable only in Creation Unit aggregations and, in general, in exchange for portfolio securities and a specified cash payment, or instead, entirely for cash. As a practical matter, generally only institutions or large investors, known as "Authorized Participants" or "APs," purchase or redeem Creation Units. Except when aggregated in Creation Units, Shares are not individually redeemable.

Shares may be issued in advance of receipt of some or all Deposit Securities, subject to conditions set forth in the participant agreement among the AP, the distributor, and the transfer agent (the "Participant Agreement"), including a requirement to maintain with the Trust cash at least equal to a specified percentage of the value of any missing Deposit Securities. The Trust may impose a transaction fee on each creation or redemption. In all cases, such fees will be limited in accordance with SEC requirements applicable to management investment companies offering redeemable securities. As with other publicly traded securities, brokers' commissions on secondary-market transactions are negotiated with your broker at customary rates.

Each Fund's fiscal year ends September 30.

ADDITIONAL INFORMATION ABOUT INVESTMENT OBJECTIVES, POLICIES, AND RELATED RISKS

The Funds' investment objectives and principal investment strategies are described in the applicable Prospectus under "Investment Objective" and "Principal Investment Strategies," respectively. The information below supplements, and should be read together with, the applicable Prospectus. For a description of certain permitted investments, see "Description of Permitted Investments" in this SAI.

With respect to the Funds' investments, unless otherwise noted, if a percentage limitation is satisfied at the time of investment or contract, a subsequent increase or decrease due to market movements or redemptions will not, by itself, result in a violation of that limitation.

Diversification

Each Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”). Each Fund nevertheless intends to maintain the diversification required under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and otherwise operate so as to qualify as a regulated investment company (“RIC”) for federal income tax purposes.

Although a Fund may be non-diversified for purposes of the 1940 Act, each Fund intends to maintain the diversification required under the Code and otherwise operate so as to qualify as a RIC for federal income tax purposes, thereby generally avoiding fund-level federal income tax on income and gains distributed to shareholders. Compliance with the Code's diversification and other requirements may limit investment flexibility and could make it less likely that a Fund will meet its investment objective. See "Federal Income Taxes" in this SAI for further discussion.

General Risks

with issuer-specific or industry-specific developments, and with broader economic or political conditions. An investor in a Fund could lose money over short or long periods.

There is no assurance that a liquid market will exist for all securities held by a Fund. Market liquidity may depend on whether dealers are willing to make markets in particular securities. There can be no assurance that a market will be made or maintained, or that any such market will remain liquid. The price at which securities may be sold, and the value of Shares, can be adversely affected if trading markets for a Fund's portfolio securities are limited or absent, or if bid/ask spreads are wide.

Financial markets, domestic and foreign, have at times experienced unusually high volatility. Continuing events and market turbulence may adversely affect a Fund's performance.

Duration Risk. Duration measures a bond's sensitivity to interest rate changes. Securities with longer durations tend to be more sensitive to interest rate changes, usually making them more volatile than securities with shorter durations. A fund that invests in fixed-income securities with longer durations may experience greater price declines when interest rates rise than a fund that invests in securities with shorter durations. For target maturity funds, duration will generally decrease as the fund approaches its target maturity date, but may fluctuate based on portfolio composition and market conditions. Effective duration takes into account that for certain securities, expected cash flows may fluctuate as interest rates change, and may differ from stated maturity. A fund's duration strategy may not be successful in managing interest rate risk, and the actual duration of the fund's portfolio may differ from its target or expected duration.

CyberSecurity Risk. Investment companies and their service providers face operational and information-security risks from cyber incidents. Cyber events include, among other things, data theft or corruption, denial-of-service attacks, unauthorized release of confidential information, and other breaches. Cyber incidents affecting a Fund or the Adviser, custodian, transfer agent, intermediaries, or other third-party service providers may, among other effects, disrupt the processing of shareholder transactions, impair a Fund's ability to calculate its NAV, cause the release of private shareholder or issuer information, impede trading, result in regulatory fines or financial losses, and damage reputation. A Fund may also incur additional costs for cybersecurity risk management. Similar risks affect issuers in which a Fund invests and could have material adverse consequences for such issuers, potentially reducing the value of a Fund's investments.

Index Tracking Risks. A Fund's return may not match the return of its Index for many reasons. For example, a Fund bears operating expenses (including taxes) not applicable to its Index and incurs costs associated with buying and selling securities, particularly when rebalancing its holdings to reflect changes to its Index, or when raising cash to meet redemptions or deploying cash from inflows. Transaction costs, including brokerage, can reduce a Fund's NAV.

Market disruptions or regulatory restrictions may impair a Fund's ability to adjust exposures to the levels required to track its Index. Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which can cause an Index to deviate from its typical composition. There is no assurance that the Index Provider or any of its agents will compile or calculate an Index accurately. Errors in the quality, accuracy, or completeness of data used to compile an Index may occur and may not be identified and corrected promptly, particularly for less widely used benchmarks. Gains, losses, or costs associated with Index or data errors are generally borne by a Fund and its shareholders. For example, during any period when an Index contains an incorrect constituent, the Fund would have exposure to that constituent and be underexposed to other Index constituents. Such errors may positively or negatively affect a Fund and its shareholders.

If an Index is rebalanced on an ad hoc basis and a Fund rebalances to increase correlation, any resulting transaction costs and interim market exposures are borne by a Fund and its shareholders. A Fund may not be fully invested at times due to cash flows, or because it maintains cash reserves to meet expenses or redemptions. In addition, a Fund may not invest in certain securities or other assets included in its Index, or may hold them in different proportions than in its Index. A Fund's performance may also deviate from its Index due to exchange listing standards, a lack of liquidity in markets where Index securities trade, tax considerations or other regulatory reasons (such as diversification requirements). Liquidity shortfalls may arise from market events, economic conditions, or investor sentiment. Illiquid securities may be difficult to value and may be valued below comparable liquid securities, which can negatively affect performance. A Fund may also be delayed in purchasing or selling Index constituents. In volatile markets, the ability to sell securities at prices reflecting fair value may be impaired, potentially increasing trading costs and index tracking risk. A Fund may need to borrow to meet redemptions, which could increase expenses. For tax-efficiency, a Fund may sell certain securities in ways that realize losses, which can cause performance to deviate from its Index. Performance may also deviate due to the impact of withholding taxes, late announcements of Index changes, and high Index turnover.

A Fund may fair value certain investments. To the extent a Fund calculates NAV based on fair-valued prices that differ from prices used in Index calculations, a Fund's ability to track its Index may be adversely affected. The need to comply with the Code's diversification and other requirements may also affect tracking. Actions taken in response to proposed corporate actions can increase tracking error. In light of the foregoing, a Fund's return may deviate significantly from its Index's return.

Apart from scheduled rebalances, the Index Provider and Index Calculator or its agents may implement additional, ad hoc rebalances (for example, to correct an error in constituent selection). When an Index is rebalanced and a Fund rebalances to increase correlation, any resulting transaction costs and interim market exposures are borne by a Fund and its shareholders. Errors and ad hoc rebalances may therefore increase costs and tracking error risk.

Index tracking risk may be heightened during periods of increased market volatility or other unusual market conditions. Changes to an Index's composition in connection with a rebalance or reconstitution may cause a Fund to experience increased volatility, during which time a Fund's index tracking risk may be elevated.

ETF Risks. The Fund is an exchange-traded fund ("ETF") and is subject to risks associated with ETF structure and secondary-market trading. These include potential reliance on a limited number of market makers and Authorized Participants, the possibility that Shares trade at prices different from NAV, and the trading and transaction-cost considerations described below.

• AP and Market Maker Dependence Risk. The Fund relies on a limited number of financial institutions that are authorized to purchase and redeem Creation Units directly with the Fund (each, an Authorized Participant or "AP"). There may also be a limited number of market makers and other liquidity providers active in Shares. If (i) APs exit the business, become unable to process creation and/or redemption orders, and no other APs step in, or (ii) market makers and/or other liquidity providers leave the market or materially scale back their activity and no replacements emerge, Shares may trade at a material discount to NAV and, in extreme cases, could face delisting.

• Costs of Buying or Selling Shares. Investors who trade Shares in the secondary market will pay brokerage commissions or other charges set by their broker. Commissions are often fixed amounts and can be a significant proportional cost for investors transacting in small sizes. Secondary-market investors also bear the bid-ask spread. The spread varies over time with trading volume and market liquidity; generally narrower when trading volume and liquidity are higher and wider when they are lower. A relatively small investor base, sizable asset flows into or out of a Fund, and/or periods of elevated market volatility may widen spreads. Because commissions and spreads add to trading costs, frequent trading of Shares can materially reduce returns and may be inadvisable for investors who expect to make regular, small purchases or sales.

• Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares trade on an exchange at market prices that may differ from a Fund's NAV. At times, Shares may trade at an intraday premium (above NAV) or discount (below NAV) due to supply and demand for Shares or during volatile markets. This risk can be heightened in periods of market stress, sharp market declines, or when secondary-market trading activity in Shares is limited, in which case premiums or discounts may be significant.

• Trading. Although Shares are listed for trading on [ ] (the "Exchange") and may trade on other U.S. exchanges, there is no assurance that Shares will trade with active volume, or trade at all, on any exchange. In stressed market conditions, the liquidity of Shares and the liquidity of a Fund's portfolio holdings may deteriorate.

DESCRIPTION OF PERMITTED INVESTMENTS

The following describes the investments and techniques the Funds may use, and the related risks. The Funds will employ any investment or practice below only if it is consistent with the applicable Fund's investment objective and permitted by the applicable Fund's stated policies. Some items discussed in this SAI are not principal strategies, as disclosed in the Prospectus; while a Fund is permitted to use them, it is not required to do so.

Borrowing

Although the Funds do not expect to borrow, the Funds may do so to the extent allowed by the 1940 Act. Under the 1940 Act, a Fund may borrow up to one-third (1/3) of its total assets. Any borrowing would be for short-term or emergency purposes, not for investment, and would be repaid promptly. Borrowing magnifies the effect on NAV of changes in the market value of a Fund's holdings. Amounts borrowed bear interest (which may or may not be offset by earnings on purchased securities), and maintaining a credit facility may involve minimum balances, commitment fees, or other costs that increase the effective cost of borrowing.

Debt Securities (Fixed-Income Securities)

The Funds may invest in debt securities to the extent consistent with each Fund's investment objective and policies. Debt securities include obligations of U.S. and non-U.S. governments and governmental agencies and instrumentalities, corporate and other business entities, and other issuers. Debt securities may pay interest at fixed, floating, or variable rates, and may be issued with original issue discount, pay interest in kind, or be purchased at a premium or discount.

Debt securities are subject to various risks, including interest rate risk, credit risk, extension risk, prepayment risk, call and redemption risk, liquidity risk, valuation risk, and issuer-specific risks. The market value of a debt security generally varies inversely with changes in interest rates, with longer-duration securities typically exhibiting greater sensitivity to changes in interest rates. A Fund's income may be affected by changes in interest rates, the timing of principal payments, and prevailing yields available for reinvestment.

U.S. Treasury Securities

Certain Funds may invest in U.S. Treasury securities, including bills, notes, and bonds. U.S. Treasury securities are backed by the full faith and credit of the United States. Interest rate movements, supply and demand conditions, and market perceptions regarding the U.S. fiscal position may affect the pricing and liquidity of U.S. Treasury securities. In addition, political or market events may affect the U.S. Treasury market, including the timely payment of interest or principal on U.S. government obligations.

U.S. Government Agency and Instrumentality Obligations; Government-Sponsored Enterprises

Certain Funds may invest in obligations issued or guaranteed by U.S. government agencies or instrumentalities and by government-sponsored enterprises ("GSEs"). Some such obligations are supported by the full faith and credit of the U.S. Treasury, while others are supported only by the issuer's right to borrow from the U.S. Treasury or by the issuer's discretion to purchase the obligations. As a result, the credit quality and market value of these securities may be affected by the financial condition of the issuer, changes in market perceptions of implied support, and broader market conditions.

Inflation-Linked Securities

Certain Funds may invest in inflation-linked debt securities (including, for example, Treasury Inflation-Protected Securities ("TIPS")). Inflation-linked securities are structured to provide payments that are adjusted based on an inflation index or other measure. Inflation-linked securities are subject to interest rate risk and may be more sensitive to changes in real interest rates than nominal fixed-rate bonds. In addition, if inflation expectations decline, the performance of inflation-linked securities may be adversely affected.

Corporate Debt Securities

Certain Funds may invest in corporate debt securities, such as bonds, notes, debentures, and other obligations of corporate issuers. Corporate debt securities may be issued with fixed, floating, or variable interest rates and may include callable, putable, or otherwise redeemable features. Corporate debt securities are subject to credit risk, event risk, and liquidity risk, and may be adversely affected by issuer-specific developments, changes in market perceptions, broader economic conditions, and shifts in credit spreads.

Below Investment-Grade Securities (High Yield / "Junk" Bonds)

Certain Funds may invest in below investment-grade debt securities. Below investment-grade securities generally are subject to greater credit risk, greater volatility, and greater liquidity risk than higher-rated securities. Economic downturns, rising interest rates, or issuer-specific adverse developments may increase default rates and reduce recovery values. Below investment-grade securities may trade with wider bid/ask spreads, may be less liquid, and may be more difficult to value than investment-grade securities.

Floating-Rate and Variable-Rate Instruments

Certain Funds may invest in floating-rate and variable-rate instruments. Interest payments on these instruments generally reset periodically based on a reference rate or index. Floating-rate instruments may be less sensitive to changes in interest rates than fixed-rate instruments, but may be subject to risks related to the reference rate, reset features, caps or floors, credit risk, and liquidity risk.

Mortgage-Backed Securities; Asset-Backed Securities

Certain Funds may invest in mortgage-backed securities ("MBS") and/or asset-backed securities ("ABS"), including securities backed by pools of residential or commercial mortgage loans or other receivables. MBS and ABS are subject to interest rate risk, credit risk, and liquidity risk, and may also be subject to prepayment and extension risks. When interest rates decline, prepayments may increase, which can shorten the average life of a security and cause a Fund to reinvest principal at lower yields; when interest rates rise, prepayments may slow, which can extend the average life of a security and increase sensitivity to interest rate changes. The timing and amount of cash flows on MBS and ABS may be difficult to predict and can vary significantly from expectations.

TBA Transactions and Dollar Rolls. Certain Funds, particularly those investing in mortgage-backed securities, may enter into "to-be-announced" ("TBA") transactions, in which the Fund commits to purchase or sell agency mortgage-backed securities for a fixed price, with settlement on a specified future date, but with the specific securities to be delivered not identified until shortly before settlement. A Fund may also engage in dollar rolls, in which the Fund sells a TBA security and simultaneously agrees to repurchase a substantially similar (but not identical) TBA security on a future date at a lower price. Dollar rolls may be treated as financing transactions for certain purposes. TBA transactions and dollar rolls involve the risk that the counterparty may fail to deliver the securities or that the market value of the securities delivered may be less favorable than expected. These transactions may also increase a Fund's portfolio turnover rate.

Short-Term Investments; Money Market Instruments

To manage cash, facilitate settlements, or for other purposes consistent with a Fund's investment objective and policies, the Funds may invest in short-term investments and money market instruments, which may include, among other things, bank obligations, certificates of deposit, time deposits, commercial paper, master notes, and other short-term instruments. Short-term instruments are subject to credit risk, liquidity risk, and interest rate risk, although generally to a lesser extent than longer-term debt securities.

Repurchase Agreements

A Fund may enter into repurchase agreements, which are transactions in which a Fund purchases a security (or other eligible instrument) from a counterparty and the counterparty agrees to repurchase the security at a later date (typically at a specified price). Repurchase agreements involve the risk that the counterparty may default on its obligation to repurchase the security. In the event of a counterparty default, a Fund could experience delays and costs in exercising its rights to the collateral and may incur a loss if the value of the collateral declines or if the proceeds of the collateral are insufficient to cover the repurchase price. Repurchase agreements may also be treated as loans for certain regulatory purposes.

Reverse Repurchase Agreements and Similar Financing Transactions

A Fund may enter into reverse repurchase agreements and similar financing transactions, which involve the sale of securities held by a Fund subject to the Fund's agreement to repurchase the securities at an agreed-upon date or upon demand and at a price reflecting a market rate of interest. These transactions may be used for cash management or other purposes consistent with a Fund's investment objective and policies, and they create leverage risk. Reverse repurchase agreements and similar financing transactions are subject to applicable requirements under the 1940 Act and related SEC rules, including Rule 18f-4, and may be treated as borrowings or as derivatives transactions for regulatory purposes, depending on a Fund's elected treatment and applicable conditions.

Derivatives and Related Transactions

To the extent consistent with a Fund's investment objective and policies, a Fund may use derivatives and related transactions (including, for example, futures, options, and swaps) for purposes such as managing cash exposure, managing duration or yield curve exposure, or facilitating efficient portfolio management. Derivatives involve risks different from, and in some cases greater than, the risks presented by traditional investments, including leverage risk, correlation risk, counterparty risk, liquidity risk, valuation risk, and operational risk. The Funds' use of derivatives is subject to applicable requirements under the 1940 Act and Rule 18f-4, including, as applicable, derivatives risk management program requirements and value-at-risk limits, or the limited derivatives user exception.

Delayed-Settlement, When-Issued, Forward-Settling, and Non-Standard Settlement Transactions

A Fund may purchase securities on a delayed-settlement, when-issued, forward-settling, or non-standard settlement basis. These transactions expose a Fund to the risk of market price and yield changes prior to settlement and to counterparty or settlement risk. Under Rule 18f-4, certain forward-settling and non-standard settlement transactions may be treated as not involving senior securities if the conditions of the applicable delayed-settlement provision are satisfied; transactions that do not satisfy those conditions may be treated as derivatives for purposes of Rule 18f-4.

Investments in Other Investment Companies (Including Money Market Funds and ETFs)

To the extent consistent with a Fund's investment objective and policies, a Fund may invest in shares of other investment companies, including money market funds and ETFs, for cash management, cash management, or other purposes. Investments in other investment companies are subject to the risks of those underlying investment companies and may result in duplicative fees and expenses. Such investments are also subject to applicable limitations under the 1940 Act and related rules.

Securities Lending

A Fund may lend its portfolio securities to approved borrowers in accordance with applicable regulatory requirements and the Fund's securities lending policies, if any. Securities lending involves risks, including borrower default risk, collateral risk, liquidity risk, and operational risk. In the event of a borrower default, a Fund could experience delays and costs in recovering its securities or realizing on collateral, and may incur losses if collateral values decline or are insufficient. In addition, the use of securities lending collateral may be subject to regulatory requirements, including guidance related to Rule 18f-4.

Agency Securities Risk. Certain agency securities are not guaranteed by the full faith and credit of the U.S. government and are subject to the risk of default. The maximum potential liability of the issuers of some agency securities held by the Fund may greatly exceed their current resources. There is no assurance that the U.S. government will provide financial support to its agencies and instrumentalities if it is not obligated to do so.

California Municipal Securities Risk. Investing in California municipal securities subjects the Fund to legal, regulatory, fiscal, political, economic and other risks that are specific to California. The State of California and its political subdivisions may experience financial difficulties, which could adversely affect the value of the Fund's investments.

Call Risk. During periods of falling interest rates, an issuer of a callable debt obligation held by the Fund may "call" or repay the debt obligation before its stated maturity, and the Fund may have to reinvest the proceeds in instruments with lower yields, which would result in a decline in the Fund's income, or in instruments with greater risks or with other less favorable features.

Cash Transaction Risk. The Fund may effect creations and redemptions partly or wholly for cash rather than in kind. As a result, the Fund may incur certain costs, such as brokerage expenses, and may recognize taxable gains or losses that it might not have incurred if it had made redemptions in kind. These costs may decrease the Fund's NAV to the extent that the costs are not offset by transaction fees charged to authorized participants. Cash transactions may also reduce the tax efficiency typically associated with ETFs that redeem in kind.

Changing Fixed Income Market Conditions Risk. Increases in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility and to reduced liquidity for certain fixed income investments, particularly those with longer maturities. Such changes and resulting increased volatility may adversely impact the Fund, including its operations and return potential. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also affect investor and consumer expectations and confidence in the financial markets.

Collateral Securities Risk. The Fund may invest in money market funds to provide liquidity or to accommodate unusually large cash inflows or redemptions. Money market funds are subject to management fees and other expenses, and the Fund’s investments in money market funds will cause it to bear proportionately the costs incurred by the money market funds’ operations while simultaneously paying its own management fees and expenses. An investment in a money market fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Commercial Mortgage-Backed Securities Risk. The value of CMBS may reflect adverse economic and market conditions, and CMBS are subject to risk of default on the underlying mortgages, particularly during periods of economic downturn. CMBS that are issued by non-government entities may offer higher yields, but also may be subject to greater volatility. CMBS are subject to a greater degree of prepayment and extension risk than many other forms of fixed-income securities and therefore react differently to changes in interest rates than other bonds.

Concentration Risk. A Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in the securities or other assets of one or more issuers, countries or other geographic units, markets, industries, project types, or asset classes. A Fund with investment concentration may be more adversely affected by the underperformance of those assets, may experience greater price volatility and may be more susceptible to adverse economic, market, political or regulatory impacts on those assets compared to a fund that does not concentrate its investments.

Corporate Bond Risk. Corporate bonds are subject to risks associated with the issuing companies, including adverse changes in financial condition, leverage, business prospects, litigation, and regulatory developments. Corporate bond prices may be significantly affected by changes in credit spreads and may underperform U.S. Treasury securities during periods of heightened risk aversion or deteriorating credit conditions.

Credit Risk. Credit risk is the risk that an issuer, guarantor or liquidity provider of a fixed-income security may be unable or unwilling, or may be perceived as unable or unwilling (whether by market participants, ratings agencies, pricing services or otherwise), to make timely principal and/or interest payments or to otherwise honor its obligations. It includes the risk that the security will be downgraded by a credit rating agency; generally, lower credit quality issuers present higher credit risks. The credit rating assigned to a security or its issuer does not necessarily reflect the issuer’s current financial condition or an investment’s volatility or liquidity. An actual or perceived decline in an issuer’s creditworthiness may result in a decrease in the value and liquidity of its securities as well as greater price volatility, which may make it difficult for a Fund to sell the securities and otherwise have an adverse impact on the Fund. It is possible that the ability of an issuer to meet its obligations will decline substantially during the period when a Fund owns securities of the issuer or that the issuer will default on its obligations or that the obligations of the issuer will be limited or restructured. A Fund may be adversely affected if an investment that it holds experiences a downgrade or a default.

Currency Risk. Because each Fund’s NAV is determined on the basis of the U.S. dollar, investors may lose money if the currency of a non-U.S. market in which a Fund invests depreciates against the U.S. dollar or if there are delays or limits on repatriation of foreign currency, even if the foreign currency value of the Fund’s holdings in that market increases. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, a Fund’s NAV may change quickly and without warning. In addition, a Fund may incur costs in connection with conversions between U.S. dollars and foreign currencies.

Debt Securities Risk. The value of debt securities may rise or fall due to market fluctuations, increases in interest rates, the actual or perceived inability or unwillingness of issuers, guarantors, or liquidity providers to make scheduled principal or interest payments, or reduced liquidity in debt markets. Debt securities also involve the risk of lower returns due to reinvestment during periods of declining interest rates or early repayments by issuers of higher coupon or interest rate securities, and/or the risk of reduced income when interest rates fall. When interest rates rise, certain underlying obligations may be repaid substantially more slowly than expected and the value of those securities may decline sharply. Rising interest rates may cause the value of the Fund's fixed income securities to decrease, may adversely affect their liquidity, and may increase fixed income market volatility. If principal is prepaid sooner than anticipated, the Fund may need to reinvest that principal in obligations with lower interest rates. During periods of falling interest rates, the Fund's income may decrease. Interest rate changes generally have a greater impact on longer-duration debt securities. Returns from debt securities investments may lag returns from other investment alternatives, including equity securities.

Derivatives Risk. Each affected Fund may invest up to 10% of its assets in futures, options, and swap contracts that the Adviser believes will help the Fund track the Index. Derivatives can be more volatile than the underlying securities and may behave in unexpected ways, especially in unusual market conditions. The use of derivatives may magnify gains or losses, create counterparty risk if a derivatives counterparty fails to perform, expose the Fund to settlement delays and collateral requirements, and result in tax treatment that differs from direct holdings of the underlying securities. A Fund's use of derivatives may also produce tracking error relative to its Index, particularly if the cost or availability of the derivative differs materially from the underlying exposure.

Duration Risk. Duration is a measure of a Fund's price sensitivity to changes in interest rates. The longer a Fund's duration, the more sensitive the Fund will be to changes in interest rates. For example, the value of a security with a duration of five years would generally be expected to decrease by approximately 5% for every 1% increase in interest rates, and to increase by approximately 5% for every 1% decrease in interest rates. Funds with longer durations are generally subject to greater interest-rate sensitivity than funds with shorter durations.

Emerging Markets Risk. Investments in emerging market countries involve additional risks compared to developed markets, including greater political, economic, and social instability; less developed legal and regulatory systems; smaller securities markets with lower trading volume and greater price volatility; and greater risk of settlement difficulties.

Extension Risk. During periods of rising interest rates, certain debt obligations may be paid off substantially more slowly than originally anticipated and the value of those debt obligations may fall sharply, resulting in a decline in the Fund's income and potentially in the value of the Fund's investments.

Fallen Angel Risk. "Fallen angel" securities are bonds originally rated investment grade but subsequently downgraded to below investment grade. These securities may experience significant price declines as a result of the downgrade and may be more volatile and less liquid than bonds that were originally issued as high yield. The market for fallen angel bonds may be less developed than the broader high yield market.

Floating Rate Obligations Risk. Securities with floating or variable interest rates can be less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline. A decline in interest rates may result in a reduction of income received from floating rate securities.

Foreign Issuer Risk. To the extent an applicable Fund invests in bonds of non-U.S. issuers (including U.S. dollar-denominated issues), it may be exposed to additional risks, including political, regulatory, social, and economic instability; differing disclosure, accounting, and legal standards; and less publicly available issuer information. These factors can adversely affect the value and liquidity of the Fund's investments. Although U.S. dollar-denominated securities may reduce direct currency exposure, foreign issuer-related risks may still be significant.

Foreign Securities Risk. Securities issued by non-U.S. issuers (including depositary receipts) are subject to different legal, regulatory, political, economic, and market risks than securities issued by U.S. issuers. To the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on a Fund. The risks of investing in non-U.S. securities include the following, any of which may have an adverse impact on a Fund: Less liquid markets, which may make valuing securities more difficult; Greater market volatility; Government intervention in issuers' operations or structure; Government expropriation or nationalization of assets; Exchange rate fluctuations and currency controls; Limitations on the foreign ownership of securities; Imposition of withholding or other taxes; Restrictions on the repatriation of capital; Higher transaction and custody costs; Foreign market trading hours, different clearing and settlement procedures, and holiday schedules, which may limit a Fund's ability to engage in portfolio transactions; Less regulation of the securities and other financial markets; Less availability of public information about issuers; Weaker accounting, audit, disclosure and financial reporting requirements and the risk of being delisted from U.S. exchanges; Difficulties in enforcing contractual obligations; and Legal principles relating to corporate governance, directors’ fiduciary duties and liabilities, and shareholder rights that are less robust than those that apply in the U.S. Withholding Tax Reclaims Risk . A Fund that holds non-U.S. securities may file claims to recover withholding tax on dividend and interest income (if any) received from issuers in certain countries where such withholding tax reclaim is possible. Whether or when a Fund will receive a withholding tax refund is within the control of the tax authorities in such countries. Where a Fund expects to recover withholding tax based on a continuous assessment of the probability of recovery, the Fund’s NAV generally includes accruals for such tax refunds. The Fund continues to evaluate tax developments for potential impact to the probability of recovery. If the likelihood of receiving a tax refund materially decreases, such as due to a change in tax regulation or approach, accruals in a Fund’s NAV for such refunds may be written down partially or in full, which will adversely affect the Fund’s NAV. Investors in a Fund at the time when an accrual is written down will bear the impact of any resulting reduction in NAV regardless of whether they were investors during the accrual period. Conversely, if a Fund receives a tax refund that was not previously accrued, investors in the Fund at the time the claim is successful will benefit from any resulting increase in the Fund’s NAV. Investors who sold their shares prior to such time will not benefit from any such NAV increase.

Geographic Concentration Risk. The Fund's investments may be concentrated in one or more countries or geographic regions. As a result, the Fund may be more susceptible to the economic, political, regulatory, and other conditions or events affecting those countries or regions.

Government Securities Risk. Securities issued or guaranteed by U.S. government-sponsored entities are not backed by the full faith and credit of the U.S. government, and there is no assurance that the U.S. government will provide financial support.

High Yield Securities Risk. Debt securities that are rated below investment grade and debt securities that are unrated are generally considered to be speculative. Compared to higher-quality debt securities, high yield securities are subject to a greater risk of default, illiquidity, price volatility and valuation uncertainty. Issuers of high yield securities may be less creditworthy and have a greater risk of insolvency or bankruptcy than issuers of higher-quality debt securities. Certain privately held issuers may provide less timely or less detailed financial reporting or other information. High yield securities may be less liquid than higher-rated debt securities, even under normal economic conditions. There are fewer dealers in the high yield securities market, and there may be significant differences in the prices quoted for such securities. There may be no active trading market for some instruments, and certain securities may be subject to restrictions on resale. The inability to dispose of investments in a timely fashion could result in losses to a Fund. High yield securities that are deemed to be liquid at the time of purchase may become illiquid. High yield securities frequently have prepayment features. When securities are prepaid, a Fund may lose any premiums paid for the instruments and may have to invest the proceeds in bonds with lower yields. This could result in an unexpected capital loss and/or a decrease in the amount of dividends and yield. Investments in high yield securities may be subject to additional risks, including subordination to other creditors (leaving few or no assets to repay high yield securities holders), no collateral or limited rights in collateral. High yield securities also may have weaker or less restrictive covenant protections for creditors than higher-quality instruments. For example, high yield issuers may be able to incur more debt (including secured debt), return more capital to shareholders, reduce assets designated as collateral or otherwise manage their business in ways that could negatively impact creditors. If an issuer defaults, a Fund may incur expenses in seeking recovery or negotiating new terms with the issuer.

Income Risk. The Fund's income may decrease due to declining interest rates or other factors. During periods of falling interest rates, issuers of securities held by the Fund may call or redeem those securities, and the Fund would generally need to reinvest the proceeds in securities that pay lower interest rates. If an obligation held by the Fund is prepaid, the Fund may be required to reinvest the prepaid principal in other obligations that generate income at lower rates.

Index-Related Risk. Each Fund is subject to the risk that its underlying Index may not perform as expected. The following sub-risks describe specific aspects of Index-related risk:

Index Calculation & Methodology Risk. The Index may be calculated incorrectly or the methodology may be misapplied due to errors, delays, or omissions in data, corporate action processing, or the application of Index rules. Such issues may cause unintended inclusions or exclusions, inaccurate weights, or delayed implementation of Index changes and, until corrected, may cause the Fund to deviate from its intended exposures and from the Index's published values.

Unaffiliated Index Provider Risk. The Index is owned and maintained by an unaffiliated third party (the "Index Provider"). The Adviser has no control over the Index methodology or the Index Provider's determinations, including how the methodology is interpreted or applied to corporate actions, data questions, or constituent eligibility. Decisions, changes, or failures by the Index Provider may adversely affect the Index and, in turn, the Fund.

Third-Party Data Risk. The Index relies on third-party data (e.g., prices, amounts outstanding/issue size (and, where applicable, float-adjusted amounts outstanding), classifications, and corporate actions) and may be calculated by an unaffiliated index calculation agent based on rules owned and set by the Index Provider. Errors, delays, or misapplications by data vendors, the Index Provider, or the index calculation agent may cause incorrect constituents/weights or delayed changes, which could cause the Fund to deviate from the Index and its published values. If required data licenses are unavailable or revoked, or fees materially increase, Index calculation or dissemination may be interrupted or terminated on short notice.

Inflation Risk. Inflation reduces the purchasing power of income and principal. Higher inflation expectations can lead to higher interest rates, which generally reduce the value of fixed-income securities and could adversely affect a Fund's returns. Inflation can also contribute to increased market volatility and reduced liquidity in fixed income markets.

Inflation-Indexed Bonds Risk. The principal value of an investment in the Fund is not protected or otherwise guaranteed by virtue of the Fund's investments in inflation-indexed bonds. The value of inflation-indexed securities generally fluctuates with changes in real interest rates, decreasing when real interest rates rise and increasing when real interest rates fall. If the Fund purchases TIPS in the secondary market and the bonds' principal values previously were adjusted upward, but then there is a period of declining inflation rates, the Fund may receive at maturity less than it invested.

Infrastructure Sector Concentration Risk. The Fund concentrates its investments in municipal bonds issued to finance infrastructure projects. As a result, the Fund is subject to risks associated with the infrastructure sector, including changes in government spending priorities, regulatory changes, environmental regulations, and the ability of project operators to generate sufficient revenues to service their debt obligations.

Interest Rate Risk. Interest rate changes can be sudden and unpredictable and are influenced by a number of factors, including government policy, monetary policy, inflation expectations, perceptions of risk, and supply and demand for fixed-income securities. Changes in interest rates may have unpredictable effects on fixed-income markets and may result in heightened volatility and lower liquidity for certain instruments, which may adversely affect a Fund’s performance. When interest rates rise, the value of fixed-income securities or other instruments sensitive to interest rates typically decreases. Duration is a measure of how sensitive a bond is to interest rate changes. Fixed-income securities with longer durations tend to be more sensitive to interest rate changes, and their prices usually are more volatile than those of shorter-duration securities. For example, if a bond has a duration of five years and interest rates rise, the price of the bond will likely decline by a greater percentage than for a bond with a one-year duration. To the extent a Fund invests a substantial portion of its assets in fixed-income securities with longer duration, rising interest rates may cause the value of the Fund’s investments to decline significantly, which would adversely affect the Fund’s performance. In addition, changes in prevailing interest rates, particularly sudden and significant changes, may lead to fluctuations in the value of floating-rate debt securities, because the rates for those securities typically reset only periodically. Additionally, during periods of very low or negative interest rates, a Fund may be unable to maintain positive returns or pay dividends to shareholders. Under certain market conditions when interest rates are set at low levels and the market prices of portfolio securities have increased, a Fund may have a very low or even negative yield, which would cause the Fund to lose money under certain conditions. Decreases in market-making capacity for fixed-income dealers may lead to lower trading volume, heightened volatility, wider bid-ask spreads and less transparent pricing in certain fixed-income markets.

Investment Grade Securities Risk. Investment-grade bonds are generally considered to present lower credit risk than below-investment-grade bonds, but they remain subject to credit risk, downgrade risk, and liquidity risk. Bonds rated at the lower end of investment grade may be more sensitive to changes in economic conditions and more likely to be downgraded to below investment grade (“fallen angels”), which can increase volatility and reduce liquidity.

Limited Shareholder Rights Risk. The Trust's governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings of shareholders and permits removal of a Trustee only by the remaining Trustees. The Trust's Declaration of Trust provides that certain disputes must be resolved in a specific state court and contains a jury trial waiver. These provisions may discourage certain types of claims or limit shareholders' ability to bring claims in a judicial forum they consider favorable. In addition, under the Declaration of Trust, the Board may take certain actions without a shareholder vote, including liquidating the Fund. These provisions, set forth in Article VI, Section 4 of the Declaration of Trust, do not apply to claims arising under the federal securities laws.

Liquidity Risk. Certain fixed-income investments may become less liquid, particularly during periods of market stress, reduced dealer balance sheet capacity, or heightened volatility. Reduced liquidity may make it more difficult or costly for a Fund to buy or sell securities at desired times or prices, may increase bid-ask spreads, and may contribute to valuation differences and tracking difference. An investment may be considered illiquid if the Fund reasonably expects it cannot be sold or disposed of in current market conditions within seven calendar days or less without significantly changing its market value. Liquidity deterioration in a Fund's underlying markets may also contribute to the Fund's shares trading at larger premiums or discounts to NAV.

Low Short-Term Interest Rates Risk. When short-term interest rates are low, the Fund’s yield may be very low and could be negative after fees and expenses. In such environments, the Fund may generate insufficient income to cover expenses and may have difficulty maintaining distributions at expected levels. Low short-term rates may also make it more difficult to manage cash flows and rebalance efficiently, which could increase tracking difference.

Market Risk. A Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. The value of a financial instrument or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the particular instrument or asset, or factors that affect one or more issuers, counterparties, exchanges, countries or other geographic units, markets, industries, or asset classes. Local, regional or global events such as war, acts of terrorism, pandemics or other public health issues, recessions, the prospect or occurrence of a sovereign default or other financial crisis, or other events could have a significant impact on a Fund and its investments and could result in increased premiums or discounts to a Fund’s NAV. Changes in market and economic conditions generally do not have the same impact on all types of instruments and assets.

Mortgage-Backed Securities Risk. Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. During periods of declining interest rates, prepayment of underlying mortgages generally increases, which may cause the average anticipated maturity of the mortgage-backed securities to decrease and the Fund to have to reinvest the resulting proceeds at lower interest rates.

Municipal Securities Risk. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer's ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to government regulation, taxation, legislative changes or the rights of municipal security holders. Because many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation, utilities and water and sewer, conditions in those sectors can affect the overall municipal market.

New Adviser Risk. The Adviser is a recently registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser, and the Adviser may not be successful in implementing a Fund's investment approach or in achieving a Fund's intended investment objective.

New Fund Risk. Each Fund is newly organized and has limited or no operating history. It may take time for a Fund to attract assets, develop secondary-market liquidity, and achieve efficient index tracking. During this period, a Fund may experience wider bid-ask spreads, more pronounced premiums/discounts, and higher tracking difference than more seasoned funds.

New York Municipal Securities Risk. Investing in New York municipal securities subjects the Fund to legal, regulatory, fiscal, political, economic and other risks that are specific to New York. The State of New York and its political subdivisions may experience financial difficulties, which could adversely affect the value of the Fund's investments.

Non-Correlation Risk. The Fund’s return may not match the return of the Index for a number of reasons. The Fund incurs operating expenses not applicable to the Index and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index. In addition, the Fund’s use of a representative sampling approach may cause the Fund to not be as well correlated with the return of the Index as would be the case if the Fund purchased all of the securities in the Index.

Operational and Cybersecurity Risk. Each Fund and its service providers rely on complex processes and technology, including for trading, valuation, index data, shareholder recordkeeping, and the creation/redemption process. Human error, processing or communication failures, cyber incidents, or disruptions at third-party providers (including the Index Provider, pricing services, custodians, and intermediaries) could impair operations, cause financial loss, delay NAV calculation, or hinder a Fund's ability to achieve its objective.

Passive Strategy Risk. Each Fund seeks to track its Index and generally does not take defensive positions in response to market conditions. As a result, a Fund's performance may be negatively affected by declines in its Index, and the Fund generally will not attempt to mitigate such declines. A passive approach may also limit a Fund's ability to adjust holdings when an Index is concentrated or when market conditions impair liquidity.

Portfolio Turnover Risk. The Fund may have a high portfolio turnover rate, which increases transaction costs and may result in higher taxes when Shares are held in a taxable account.

Prepayment Risk. During periods of falling interest rates, issuers of certain debt obligations may repay principal prior to the security’s maturity, which may cause the Fund to have to reinvest in securities with lower yields or higher risk of default, resulting in a decline in a Fund’s income or return potential. Also, if a security subject to prepayment had been purchased at a premium, the value of the premium would be lost in the event of prepayment.

Reinvestment Risk. Reinvestment risk is the risk that the Fund will not be able to reinvest income or principal at the same return it is currently earning.

Risk of Investing in Loans to Non-U.S. Borrowers. The Fund may invest in loans of non-U.S. borrowers. The Fund’s investments in loans of non-U.S. borrowers may be affected by political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign borrowers may be subject to less regulation resulting in less publicly available information about the borrowers.

Senior Loans Risk. Senior loans are subject to credit risk, interest rate risk, liquidity risk, valuation risk, and the risk of default by the underlying borrower. Senior loans are not traded on an exchange, and purchasers and sellers of senior loans generally rely on market makers and pricing services for liquidity and valuation. Settlement of senior loan transactions may take significantly longer than settlement of typical securities transactions (sometimes seven days or more), which may delay the Fund's ability to use the proceeds to satisfy other obligations or invest in new opportunities. Senior loans typically bear interest at a floating rate that resets periodically by reference to a base lending rate such as the Secured Overnight Financing Rate ("SOFR") plus a spread; as a result, the Fund's income may decline when interest rates fall. Senior loans are typically rated below investment grade or are unrated but deemed by the Adviser to be of comparable quality, and are therefore subject to the heightened risks of below-investment-grade securities, including greater volatility, lower liquidity, and a greater risk of default and loss. The Fund may acquire interests in senior loans by assignment or by participation; in the case of participations, the Fund has contractual recourse only to the participating institution (not the borrower), which exposes the Fund to additional counterparty credit risk.

Sovereign Debt Risk. Sovereign obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those of other securities. Quasi-sovereign obligations are typically less liquid and less standardized than sovereign obligations. Bonds issued by government agencies or instrumentalities generally are backed only by the issuing entity’s creditworthiness and reputation and may not be backed by the full faith and credit of the government. Changes to a government’s financial condition or credit rating may cause a decline in the value of its sovereign obligations as well as quasi-sovereign obligations issued by the government’s agencies or instrumentalities. The governmental entity that controls the repayment of such debt may be unable or unwilling to repay principal or pay interest when due. A governmental entity may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange when a payment is due, the relative size of the debt service burden to the economy as a whole, the government’s policy toward multilateral financial organizations, and other political or economic constraints. In addition, governmental entities may depend on expected disbursements from other governments, multilateral agencies and other parties to reduce principal and interest arrearages on their debt. Such commitments of financial assistance may be conditioned on the implementation of economic reforms, economic performance and/or the timely service of debt. The failure to implement such reforms, achieve certain economic performance or repay principal or interest when due may result in the cancellation of such third parties’ commitments to lend funds to the governmental entity, which may further impair its ability or willingness to timely service its debt. Certain countries have experienced downgrades of, or have defaulted on, their sovereign debt, and they or other countries may default or face the risk of downgrades in the future. Any restructuring of sovereign debt will likely have a significant adverse effect on the debt’s value. In the event of a default on sovereign or quasi-sovereign debt, a Fund may have limited legal recourse against the issuer and/or guarantor and may not be able to access collateral securing the debt.

Tax Risk. There is no guarantee that the Fund's income will be exempt from U.S. federal or state or local income taxes. Events occurring after the date of issuance of a municipal bond or after the Fund's acquisition of a municipal bond may result in a determination that interest on that bond is includible in gross income for U.S. federal income tax purposes retroactively to its date of issuance. Such a determination may cause a portion of prior distributions by the Fund to its shareholders to be taxable to those shareholders in the year of receipt. Federal, state or local changes in income or alternative minimum tax rates or in the tax treatment of municipal bonds may make municipal bonds less attractive as investments and cause them to lose value.

Tracking Difference and Tracking Error Risk. A Fund's results may differ from those of its Index for a variety of reasons, including Fund expenses, transaction costs, sampling, timing differences, cash holdings, valuation differences (including fair-value pricing), the ETF creation/redemption process, and corporate actions and tax considerations. Tracking difference and tracking error may be higher during volatile markets, when fixed income liquidity is reduced, when the Index or portfolio experiences disruptions, or when Index changes are difficult or costly to implement. There is no guarantee that a Fund will achieve a high degree of correlation to its Index.

U.S. Treasury Obligations Risk. U.S. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those of other securities. Changes in the U.S. government's financial condition or credit rating may cause the value of the Fund's U.S. Treasury obligations to decline.

Valuation Risk. Certain portfolio holdings, and potentially a significant portion of the Fund's portfolio, may be valued using factors other than market quotations. (Applicable to all Funds). This may occur more frequently during periods of market stress or reduced liquidity. When market quotations are not readily available, a portfolio holding may be valued using one of several available methods. The value assigned to a holding at a given time may differ from the value that would result if a different methodology were used or if the holding were priced using market quotations. Portfolio holdings valued using methods other than market quotations, including "fair-valued" securities, may experience greater day-to-day fluctuations in value than if market quotations were available.

Illiquid Investments and Restricted Securities

Under Rule 22e-4, a Fund may not acquire any illiquid investment if, immediately after purchase, more than 15% of its net assets would be invested in illiquid investments. An "illiquid investment" is one that a Fund reasonably expects it cannot sell or dispose of, under current market conditions, within seven calendar days without materially affecting the investment's market value. Each Fund maintains a liquidity risk management program and procedures to identify illiquid investments pursuant to Rule 22e-4. The 15% limit is observed on an ongoing basis. If a Fund's holdings of illiquid investments exceed 15% of net assets because of market activity, liquidity changes, or other factors, the Fund will report the occurrence to the Board and will make determinations and take steps, consistent with Rule 22e-4 and Board-approved procedures, to reduce illiquid investments to or below 15% of net assets within a reasonable period.

A Fund may purchase restricted securities that may be resold to institutional investors and that, under the Fund's liquidity program, may be determined not to be illiquid. Many such securities trade in the institutional market under Rule 144A of the Securities Act and are referred to as Rule 144A securities.

Illiquid investments generally involve more risk than comparable, readily marketable securities. They may trade at a discount, may be harder to sell at a fair price or in a timely manner, and may prevent a Fund from taking advantage of market opportunities. Risks are most acute when a Fund needs cash (for example, during periods of net redemptions), potentially necessitating borrowing or sales at unfavorable prices.

Illiquid investments are often privately placed and may not be listed or traded on established markets. They may not be freely transferable under applicable law or due to contractual resale restrictions. If privately placed securities can only be sold through private negotiations, the realized price may be below the Fund's purchase price or below fair value. Issuers that are not public may be subject to less stringent disclosure and investor-protection requirements. If registration is required before resale, a Fund may bear those costs. Private placements may involve smaller, less seasoned issuers with limited product lines, markets, financial resources, or management depth, and a Fund may receive material non-public information that can restrict trading.

Investment Company Securities

The Funds may invest in other investment companies, including money market funds and ETFs, subject to Section 12(d)(1) of the 1940 Act and related rules. Investing through another pooled vehicle exposes a Fund to that vehicle's risks. Fund shareholders will indirectly bear their proportionate share of the acquired fund's fees and expenses (including advisory fees), in addition to fees and expenses the Fund bears directly.

Under Section 12(d)(1), immediately after purchase a Fund may not: (1) own more than 3% of the acquired company's outstanding voting stock; (2) invest in the acquired company's securities with an aggregate value exceeding 5% of the Fund's total assets; or (3) invest in the securities of the acquired company and all other investment companies in excess of 10% of the Fund's total assets. To the extent permitted by law or regulation, a Fund may invest in money market funds beyond these limits.

Registered funds may invest in other investment companies beyond Section 12(d)(1) limits if certain conditions are met. A Fund may rely on Rule 12d1-4, which provides an exemption allowing investments in other registered funds, including ETFs, subject to conditions (for example, the Fund and its advisory group may not control, individually or in the aggregate, an acquired fund, generally meaning ownership of no 25% or more of the voting securities of a registered open-end fund).

A Fund may also rely on Section 12(d)(1)(F) and Rule 12d1-3, which provide an exemption permitting investment in other registered funds (including ETFs) if, among other conditions: (1) the Fund, together with its affiliates, acquires no more than 3% of the outstanding voting stock of any acquired fund; and (2) sales loads on Shares do not exceed FINRA Rule 2830 limits.

A Fund may invest in exchange-traded funds for cash management to facilitate portfolio transitions, or for other purposes consistent with the Fund's investment objective and policies, including, to the extent applicable, to obtain exposure to the Fund's Index or to a substantially similar index. Such use may increase tracking error and costs relative to holding the underlying constituents directly.

Money Market Funds

A Fund may invest in underlying money market funds that seek to maintain a stable $1 NAV ("stable NAV" funds) or whose share prices fluctuate ("variable NAV" funds). Investments in stable NAV funds can still lose value. Variable NAV funds can be worth more or less than a Fund paid when sold. Neither type is designed to provide capital appreciation. Certain money market funds may impose liquidity fees or temporarily suspend redemptions if liquidity falls below required thresholds. Shares of money market funds are not insured or guaranteed by the U.S. government or any government agency, and there is no assurance that a money market fund will maintain a stable price.

Other Short-Term Instruments

For liquidity or other purposes, a Fund may hold short-term instruments on an ongoing basis, including but not limited to: (1) shares of money market funds; (2) obligations of the U.S. government, its agencies, or instrumentalities (including government-sponsored enterprises); (3) negotiable certificates of deposit ("CDs"), bankers' acceptances, fixed time deposits, and other obligations of U.S. and non-U.S. banks (including foreign branches) and any similar institutions; (4) commercial paper rated Prime-1 by Moody's Investors Service or A-1 by S&P Global Ratings, or of comparable quality if unrated as determined by the Adviser; (5) non-convertible corporate debt with remaining maturities of 397 days or less that meets Rule 2a-7 rating criteria; and (6) short-term, U.S. dollar-denominated obligations of non-U.S. banks (including their U.S. branches) that, in the Adviser's opinion, are of comparable quality to eligible U.S. bank obligations. Such instruments may be purchased on a current or forward-settled basis. Time deposits are non-negotiable bank deposits for a stated period and rate. Bankers' acceptances are time drafts drawn on banks, typically in international trade.

Forward-settling short-term instruments that do not settle within 35 days, or that otherwise use a non-standard settlement cycle, may be treated as derivatives under Rule 18f-4.

Securities Lending

If approved by the Board, a Fund may lend portfolio securities to qualified borrowers. Borrowers must provide collateral at least equal to the current value of the loaned securities and maintain such collateral while the loan is outstanding. A Fund may recall a securities loan at any time. A Fund will receive the value of any interest or cash/non-cash distributions on loaned securities; substitute payments in lieu of dividends or interest generally do not qualify as qualified dividend income.

For cash-collateralized loans, the borrower typically receives a fee based on the cash collateral; a Fund seeks to earn more on reinvested cash collateral than it pays to the borrower. For non-cash collateral, the borrower pays a Fund a fee based on the value of securities on loan. Cash collateral may be reinvested in short-term instruments, either directly or through joint accounts or money market funds, which may be managed by the Adviser.

A Fund may share a portion of lending income with borrowers as described above and with one or more lending agents approved by the Board. Lending agents administer the program under Board-approved guidelines, including delivering and recalling securities, obtaining and maintaining collateral, monitoring collateral and loan values daily, requesting collateral adjustments, and providing recordkeeping and accounting.

While securities are on loan, a Fund generally does not have the right to vote those securities. A Fund may recall securities on loan in order to vote if the Adviser determines that a particular vote is expected to have a material effect on the Fund and that recalling the securities is in the best interests of shareholders.

Securities lending involves risks, including operational risk (settlement or accounting issues), "gap" risk (a mismatch between returns on collateral reinvestment and fees owed to the borrower), and credit, legal, counterparty, and market risks. If a borrower fails to return securities, a Fund could incur a loss if collateral liquidation proceeds do not at least equal the value of the loaned securities plus costs to purchase replacements.

Tax Risks

You should consider the tax treatment of an investment in Shares. The tax information in the Prospectus and this SAI is general in nature. Consult your tax adviser about the federal, state, local, and non-U.S. tax consequences of investing in Shares.

Unless Shares are held through a tax-deferred or other tax-advantaged account (such as an individual retirement account), you should consider potential tax consequences when a Fund makes distributions or when you sell Shares.

Use of derivatives and short-term instruments may affect the timing, amount, and character of a Fund's income and gains. Certain derivatives may be subject to special tax rules (including, without limitation, the mark-to-market rules for section 1256 contracts, the straddle rules, and wash sale rules). These rules can cause income to be recognized without a corresponding receipt of cash, can accelerate or defer recognition of income or loss, and can convert long-term capital gains into short-term capital gains. Each Fund intends to monitor its investments and to structure its activities to qualify each taxable year as a regulated investment company under Subchapter M of the Internal Revenue Code.

Temporary Defensive Strategies

Under normal market conditions, each Fund seeks to remain fully invested in accordance with its principal strategies and to track its Index. In unusual circumstances (for example, market disruptions, trading halts, market closures, unusually large cash inflows or redemptions, or when it is not practicable to purchase Index securities), a Fund may, for temporary defensive purposes, depart from its principal strategies and invest a substantial portion, and in extreme circumstances up to 100%, of its assets in cash or cash equivalents, such as U.S. government obligations, investment-grade debt, and other money market instruments. Taking such positions may prevent a Fund from achieving its investment objective and may increase tracking error.

Foreign Securities. Certain Funds may invest in fixed-income securities of foreign (non-U.S.) issuers, including sovereign bonds, government agency bonds, and corporate bonds issued by companies or governments outside of the United States. Foreign securities may be denominated in foreign currencies or in U.S. dollars and may be subject to risks not typically associated with investments in domestic securities, including risks related to currency exchange rate fluctuations, differences in accounting and financial reporting standards, less liquid and more volatile markets, political and economic instability, government regulation and intervention, and different legal and regulatory systems.

Foreign Currency . Certain Funds invest in securities denominated in foreign currencies, and the value of such Fund's assets, as measured in U.S. dollars, may be affected by changes in currency exchange rates. The Corgi EM Local Currency Bond ETF invests in local currency-denominated sovereign bonds, and its returns will be significantly affected by currency movements. Other Funds that invest in U.S. dollar-denominated foreign bonds are subject to the credit risk of the issuer but have reduced direct currency risk.

Foreign Government Securities. Certain Funds invest in obligations issued or guaranteed by foreign governments, their political subdivisions, agencies, or instrumentalities, including sovereign bonds issued by emerging market and developed market countries. Foreign government securities involve risks not typically associated with U.S. government obligations, including the risk that a foreign government may default on its obligations, may be unable or unwilling to make timely principal and interest payments, or may impose currency controls or other restrictions.

Emerging Market Securities. Certain Funds invest in fixed-income securities of issuers in emerging market countries. Investments in emerging market securities are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business, and social frameworks. These risks include greater market volatility, lower trading volume, the potential for government interference (including expropriation, nationalization, and confiscation of assets), and the risk of government default on sovereign debt obligations.

INVESTMENT RESTRICTIONS

The Trust has adopted the following investment restrictions as fundamental policies with respect to each Fund. These restrictions cannot be changed for a Fund without the approval of the holders of a majority of that Fund's outstanding voting securities. For purposes of the 1940 Act, a "majority of the outstanding voting securities" means the lesser of: (1) 67% or more of the voting securities present (if holders of more than 50% of the outstanding voting securities are present or represented by proxy); or (2) more than 50% of the outstanding voting securities of the Fund.

Except with the approval of a majority of the outstanding voting securities of a Fund, such Fund may not:

1.        Borrow money or issue senior securities, as that term is defined in the 1940 Act, except to the extent permitted by the 1940 Act.

2.        Make loans, except to the extent permitted under the 1940 Act.

3.        Purchase or sell real estate, except when obtained through ownership of securities or other instruments and only to the extent allowed by the 1940 Act. This does not prevent a Fund from investing in securities or other instruments backed by real estate, real estate investment trusts ("REITs"), or securities of companies engaged in the real estate business.

4.        Purchase or sell commodities, except when exposure arises incidentally through other instruments and only as permitted by the 1940 Act. This does not prevent a Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities.

5.        Underwrite securities issued by other persons, except to the extent permitted under the 1940 Act.

6.        Concentrate its investments (that is, invest 25% or more of the value of its total assets) in any one industry or group of related industries, except that each Fund will concentrate to approximately the same extent that its underlying Index concentrates in the securities of a particular industry or group of industries. For purposes of this concentration test, U.S. government securities (and securities issued or guaranteed by U.S. government agencies and instrumentalities), repurchase agreements backed by U.S. government securities, investment companies, and municipal securities are not assigned to any industry. Each Fund's industry-specific concentration commitment is as follows:

7.        Corgi 7-10 Year Treasury Bond ETF: no concentration; U.S. government securities are not assigned to any industry.

8.        Corgi Long Treasury Bond ETF: no concentration; U.S. government securities are not assigned to any industry.

9.        Corgi 20+ Year Treasury Bond ETF: no concentration; U.S. government securities are not assigned to any industry.

10.    Corgi U.S. Treasury Bond ETF: no concentration; U.S. government securities are not assigned to any industry.

11.    Corgi TIPS Bond ETF: no concentration; U.S. government securities are not assigned to any industry.

12.    Corgi Agency Bond ETF: no concentration; U.S. government securities are not assigned to any industry.

13.    Corgi U.S. Aggregate Bond ETF: concentration follows the underlying Index.

14.    Corgi Government/Credit Bond ETF: concentration follows the underlying Index.

15.    Corgi IG Corporate Bond ETF: financial services industries (concentration follows the underlying Index).

16.    Corgi Intermediate IG Corp Bond ETF: financial services industries (concentration follows the underlying Index).

17.    Corgi Long IG Corp Bond ETF: financial services industries (concentration follows the underlying Index).

18.    Corgi Aaa-A Rated Corporate Bond ETF: financial services industries (concentration follows the underlying Index).

19.    Corgi BBB Rated Corporate Bond ETF: financial services industries (concentration follows the underlying Index).

20.    Corgi High Yield Corporate Bond ETF: concentration follows the underlying Index.

21.    Corgi Fallen Angels Bond ETF: concentration follows the underlying Index.

22.    Corgi MBS Bond ETF: mortgage-backed securities industry (concentration follows the underlying Index).

23.    Corgi CMBS Bond ETF: commercial mortgage-backed securities industry (concentration follows the underlying Index).

24.    Corgi National Municipal Bond ETF: concentration follows the underlying Index.

25.    Corgi Short-Term Municipal Bond ETF: concentration follows the underlying Index.

26.    Corgi High Yield Municipal Bond ETF: concentration follows the underlying Index.

27.    Corgi California Municipal Bond ETF: California municipal securities (concentration follows the underlying Index).

28.    Corgi New York Municipal Bond ETF: New York municipal securities (concentration follows the underlying Index).

29.    Corgi Taxable Municipal Bond ETF: concentration follows the underlying Index.

30.    Corgi Municipal Infrastructure Bond ETF: municipal infrastructure project bonds (concentration follows the underlying Index).

31.    Corgi EM USD Sovereign Bond ETF: concentration follows the underlying Index.

32.    Corgi EM Local Currency Bond ETF: concentration follows the underlying Index.

33.    Corgi EM Corporate Bond ETF: financial services industries (concentration follows the underlying Index).

34.    Corgi International Corporate Bond ETF: financial services industries (concentration follows the underlying Index).

35.    Corgi International Treasury Bond ETF: no concentration; foreign government securities are not assigned to any industry.

36.    Corgi Senior Loan ETF: senior loans and related floating-rate debt securities industries (concentration follows the underlying Index).

In determining compliance with its concentration policy, a Fund will "look through" to the holdings of any investment company that discloses its portfolio daily. If an acquired fund does not publish holdings daily but states that it concentrates, or otherwise discloses concentration in a particular industry or group of industries, the Fund will treat it as concentrated accordingly. Additionally, in determining compliance with the fundamental investment concentration policy, a Fund will look through to the ultimate user or use of proceeds of private-activity municipal bonds to assign their industry.

For purposes of applying the concentration policy, a Fund may classify issuers by industry using any reasonable industry classification system, including SIC, NAICS, GICS, ICB, or a classification system developed by the Adviser. Classifications and the levels at which concentration is measured may differ from those used by other series of the Trust.

If a percentage limitation is satisfied at the time of investment or contract, a subsequent increase or decrease resulting from any change in value or in total or net assets will not, by itself, result in a violation of such restriction, except that the percentage limits on borrowing and on illiquid investments are monitored on a continuous basis.

Non-Fundamental Investment Restrictions. Each Fund has adopted the following non-fundamental investment policies, which may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders of the applicable Fund:

80% Investment Policy. Each Fund has adopted a non-fundamental investment policy to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes under the Investment Company Act of 1940, as amended (the '1940 Act')), in the types of investments suggested by the Fund's name. Each Fund considers the investments suggested by its name to be the securities that comprise its Index.

EXCHANGE LISTING AND TRADING

Shares are listed for trading and trade throughout the day on the Exchange.

The Exchange may halt trading in the Shares for reasons that, in the judgment of the Exchange, make trading inadvisable, including without limitation extraordinary market volatility; trading halts in securities, instruments, or financial indexes underlying a Fund's portfolio; or the unavailability of key information such as an intraday indicative value.

There can be no assurance that a Fund will continue to meet the Exchange's requirements necessary to maintain the listing of its Shares. The Exchange may, but is not required to, remove Shares of a Fund from listing under any of the following circumstances: (1) the Exchange becomes aware that the Fund is no longer eligible to operate in reliance on Rule 6c-11 under the 1940 Act; (2) the Fund no longer complies with the Exchange's requirements for Shares; or (3) such other event or condition exists that, in the opinion of the Exchange, makes continued listing imprudent. The Exchange will also delist a Fund's Shares upon the Fund's termination.

The Trust reserves the right to adjust the price levels of Shares in the future to help maintain convenient trading ranges for investors. Any such changes would be implemented via share splits or reverse share splits.

MANAGEMENT OF THE TRUST

Board Responsibilities. The Board oversees the management and operations of the Trust. As with other mutual funds and ETFs, the day-to-day management and operations of the Trust are carried out by service providers to the Trust, including the Adviser, the Distributor, the Administrator, the Custodian, and the Transfer Agent, each of which is discussed elsewhere in this SAI. The Board has appointed certain senior personnel of the Administrator as officers of the Trust, with responsibility to monitor the Trust's operations and report to the Board. In carrying out its oversight, the Board receives regular reports from these officers and from the Trust's service providers. For example, the Treasurer reports on financial reporting matters and the President reports on operational matters. In addition, the Adviser provides regular reports regarding the investment strategy and performance of the Funds. The Board has appointed a Chief Compliance Officer who administers the Trust's compliance program and reports regularly to the Board on compliance matters. These reports are provided as part of formal Board meetings, typically held quarterly and often in person, during which the Board reviews recent operations. Between formal meetings, members of the Board may also meet with management in less formal settings to discuss Trust matters. The role of the Board, and of each Trustee, is one of oversight rather than day-to-day management; this oversight role does not make the Board a guarantor of the Trust's investments, operations, or activities.

As part of its oversight function, the Board receives and reviews a variety of different risk management reports and discusses risk matters with appropriate management and other personnel. Because risk management encompasses many elements (for example, investment risk, issuer and counterparty risk, compliance risk, operational and business continuity risks), oversight of different categories of risk is handled in different ways. The Board meets regularly with the Chief Compliance Officer to discuss compliance and operational risks, and the Audit Committee meets with the Trust's independent registered public accounting firm regarding, among other things, the internal control structure of the Trust's financial reporting function.

The full Board also receives reports from the Adviser regarding the Funds' investment risks. From time to time, the Board receives additional reports from the Administrator and the Adviser regarding enterprise risk management.

The Board recognizes that not all risks that may affect the Funds can be identified or quantified; that it may not be practical or cost-effective to eliminate or mitigate certain risks; that certain risks (such as investment risk) may be necessary to achieve the Funds' goals; and that the processes and controls used to address risks have inherent limitations. Moreover, the risk reports provided to the Board are typically summaries. Most of the Funds' investment management and business affairs are conducted by or through the Adviser and other service providers, each operating under its own risk management policies and practices, which may differ from those of the Trust or from one another in priorities, resources, and control effectiveness. For these and other reasons, the Board's ability to monitor and manage risk, as a practical matter, has limitations.

Members of the Board.

The Board is composed of five members, three of whom are not "interested persons" of the Trust, as that term is defined in the Investment Company Act of 1940, as amended (the "1940 Act") (the "Independent Trustees"). Nicolas S. Laqua serves as Chair of the Board and is an interested person of the Trust. The Board includes a majority (60%) of Independent Trustees.

The Board believes its current leadership structure is appropriate for the Trust. A Lead Independent Trustee acts as the primary liaison between the Independent Trustees and management; Conor M. Murray currently serves as Lead Independent Trustee. The Board further believes this structure supports effective oversight and facilitates the efficient flow of information from Fund management to the Independent Trustees.

Additional information about each Trustee appears below. Unless otherwise noted, the address of each Trustee is c/o Corgi ETF Trust I, 425 Bush St, Suite 500, San Francisco, CA 94104.

Name and Year of Birth	Position Held with the Trust	Term of Office and Length of Time Served(1)	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Principal Occupation(s) During Past 5 Years
Independent Trustees(3)

Conor M. Murray (Born: 1983)	Lead Independent Trustee	Indefinite term; since 2025	[ ]	Co-founder and Chief Executive Officer, OpenInvest (a J.P. Morgan company) (2015 to present).

Bryant C. Lee (Born: 1984)	Trustee	Indefinite term; since 2025	[ ]

Chief Executive Officer and Co-founder, Vaero (Nov. 2022 to present); Co-founder and Strategic Advisor, Cognition IP (Sep. 2020 to Oct. 2022); Chief Executive Officer, Cognition IP (Jan. 2018 to Aug. 2020).

Jennifer X. Benson (Born: 1998)	Trustee	Indefinite term; since 2025	[ ]	Partner, Leonis Capital (2022 to present); Researcher, OpenAI (2021 to 2022); Researcher, Epoch AI (2021); Research Fellow, Future of Humanity Institute, University of Oxford (2020).

Interested Trustees(4)

Nicolas S. Laqua (Born: 2000)	Chair; Interested Trustee	Indefinite term; since 2025	[ ]

Chief Executive Officer and Director, Corgi Insurance Services, Inc., an insurance agency (since 2024); Chief Executive Officer and Director, Basket Entertainment, Inc., a software and entertainment company (2021 to 2025); Director, Bangers Snacks, Inc., a food and beverage company (since 2024).

Emily Z. Yuan (Born: 2001)	Interested Trustee	Indefinite term; since 2025	[ ]

Chief Operations Officer and Director, Corgi Insurance Services, Inc., an insurance agency (since 2024); Chief Operations Officer and Director, Basket Entertainment, Inc., a software and entertainment company (2021 to 2025); Director, Bangers Snacks, Inc., a food and beverage company (since 2024).

Individual Trustee Qualifications.

The Board has determined that each Trustee brings skills, experience, and attributes that, in the aggregate, are appropriate for service on the Board given the Trust's business and structure. Among other things, the Trustees collectively bring experience in technology and data systems, corporate finance and capital markets, and venture formation and growth investing, as well as risk oversight and investment management oversight. The Board conducts an annual self-assessment of its effectiveness and that of its committees.

In addition, the Board has concluded that each Trustee serve based on the following, among other factors:

Conor M. Murray . The Board has concluded that Mr. Murray should serve as a Trustee because of his leadership founding and operating an investment-technology firm and his prior work building systematic investing, risk-control, and portfolio-analytics platforms. In roles including Co-founder and Chief Executive Officer of OpenInvest (a J.P. Morgan company), Technology Associate at Bridgewater Associates, and Analyst in Morgan Stanley’s Financial Sponsors M&A Group, he developed expertise in capital markets, portfolio construction and trading systems, data and enterprise technology, and operational oversight.

Bryant C. Lee. The Board has concluded that Mr. Lee should serve as a Trustee because of his operational, legal, and governance experience leading technology-enabled businesses and advising growth companies. As Chief Executive Officer and Co-founder of Vaero and previously as Co-founder/Chief Executive Officer and later Strategic Advisor at Cognition IP, with earlier service as a patent litigation attorney at Covington & Burling LLP, Mr. Lee brings experience in capital raising and budgeting, contract negotiation, intellectual-property strategy, regulatory and compliance oversight, and service-provider management.

Jennifer X. Benson. The Board has concluded that Ms. Benson should serve as a Trustee because of her investment and research experience in artificial intelligence and economics, including capital allocation and due diligence for early-stage technology companies. Ms. Benson serves as a Partner at Leonis Capital and previously conducted research at OpenAI and Epoch AI and served as a Research Fellow at the Future of Humanity Institute (Oxford); she has doctoral-level training at Columbia University focused on AI/ML and economics.

Nicolas S. Laqua. The Board has concluded that Mr. Laqua should serve as a Trustee because of his executive leadership and oversight in acquisitions, capital markets, insurance distribution, and software businesses. This includes service as Chief Executive Officer and Director at Corgi Insurance Services, Inc. and Basket Entertainment, Inc., and as a Director at Bangers Snacks, Inc., together with practical familiarity with regulated insurance operations as a director and chief executive of an insurance agency. The Board believes Mr. Laqua's experience, qualifications, attributes, and skills, on an individual basis and in combination with those of the other Trustees, equip him to oversee financial reporting and disclosure controls, valuation, capital allocation and financing considerations, risk management, and service provider oversight with respect to the Trust.

Emily Z. Yuan. The Board has concluded that Ms. Yuan should serve as a Trustee because of her operational leadership and oversight in acquisitions, capital markets, insurance, and software companies. This is including service as Chief Operations Officer and Director at Corgi Insurance Services, Inc. and Basket Entertainment, Inc., and as a Director at Bangers Snacks, Inc., together with technical training in computer science at Stanford University and her familiarity with regulatory requirements as a director of an insurance agency. The Board believes Ms. Yuan's experience, qualifications, attributes, and skills, on an individual basis and in combination with those of the other Trustees, demonstrate the requisite capabilities to carry out oversight responsibilities with respect to the Trust.

The information above is not exhaustive; many Trustee attributes involve qualitative elements such as integrity, diligence, judgment, the ability to work collaboratively, and a demonstrated commitment to shareholder interests.

Board Committees.

The Board has established the following standing committees, each composed solely of Independent Trustees and operating under a Board-approved written charter.

Audit Committee. The Audit Committee is composed of Bryant C. Lee (Chair), Conor M. Murray, and Jennifer X. Benson. The Audit Committee oversees the Trust's accounting, financial reporting, and internal control processes; the quality and integrity of the Trust's financial statements; and the qualifications, independence, and performance of the Trust's independent registered public accounting firm. Among other responsibilities, the Audit Committee pre-approves audit and permissible non-audit services for the Trust, reviews audit plans and results, and serves as a forum for communications among the independent auditors, management, and the Board regarding accounting and financial reporting matters. As of the date of this SAI, the Audit Committee met one time with respect to the Trust.

Qualified Legal Compliance Committee ("QLCC"). The Audit Committee also serves as the Trust's QLCC for purposes of the SEC's attorney conduct rules (17 C.F.R. Secs. 205.2(k), 205.3(c)). An attorney representing the Trust who becomes aware of evidence of a material violation by the Trust or by an officer, director, employee, or agent of the Trust may report such evidence to the QLCC as an alternative to the reporting process described in 17 C.F.R. Sec. 205.3(b). As of the date of this SAI, the QLCC has met one time with respect to the Trust.

Nominating and Governance Committee. The Nominating and Governance Committee is composed of Jennifer X. Benson (Chair), Conor M. Murray, and Bryant C. Lee. The Committee identifies, evaluates, and recommends candidates for nomination to the Board as needed; oversees the Board's annual self-assessment; and reviews Trustee compensation. The Committee considers whether or not to consider shareholder-recommended nominees. The Committee meets as necessary, but at least annually. Because the Funds have not yet commenced operations, the Committee has not yet met as of the date of this SAI.

Principal Officers of the Trust

The officers of the Trust manage its day-to-day operations subject to Board oversight. Unless otherwise noted, the address of each officer is c/o Corgi ETF Trust I, 425 Bush St, Suite 500, San Francisco, CA 94104.

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Emily Z. Yuan (Born: 2001)	President and Principal Executive Officer; Chief Compliance Officer; Secretary; Anti-Money Laundering Officer	Indefinite term; since 2025

Chief Operations Officer and Director, Corgi Insurance Services, Inc., an insurance agency (since 2024); Director, Bangers Snacks, Inc., a food and beverage company (since 2024); Chief Operations Officer and Director, Basket Entertainment, Inc., a software and entertainment company (2021 to 2025).

Nicolas S. Laqua (Born: 2000)	Principal Financial Officer; Principal Accounting Officer (Treasurer)	Indefinite term; since 2025

Chief Executive Officer, Corgi Insurance Services, Inc. (since 2024); Director, Bangers Snacks, Inc., a food and beverage company (since 2024); Chief Executive Officer and Director, Basket Entertainment, Inc., a software and entertainment company (2021 to 2025).

Trustee Ownership of Shares.

The Funds are required to show the dollar-amount ranges of each Trustee's beneficial ownership of Shares of the Fund and of the Trust's other series as of the end of the most recently completed calendar year. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended.

As of [  ], 2026, none of the Independent Trustees or members of their immediate families owned securities, beneficially or of record, in the Adviser, the Distributor, or any of their affiliates. Accordingly, none of the Independent Trustees or their immediate family members had any direct or indirect interest, the value of which exceeds $120,000, in the Adviser, the Distributor, or any of their affiliates. In addition, during the two most recently completed calendar years, none of the Independent Trustees or their immediate family members engaged in any transaction(s) in an amount exceeding $120,000 in which the Adviser, the Distributor, or any affiliate thereof was a party.

Name of Trustee	Dollar Range of Equity Securities in the Trust	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Independent Trustees
Conor M. Murray, Lead Independent Trustee	None	None
Bryant C. Lee, Trustee	None	None
Jennifer X. Benson, Trustee	None	None

Interested Trustees
Nicolas S. Laqua, Chair	Over $100,000	Over $100,000
Emily Z. Yuan, Trustee	$10,001-$50,000	$10,001-$50,000

Board Compensation.

Trustees will be reimbursed for reasonable travel and other out-of-pocket expenses incurred in connection with attending meetings. The Trust has no pension or retirement plan. The table below details the amount of compensation the Interested Trustees and Independent Trustees indirectly received from the Fund and Fund Complex through the Adviser during the fiscal year ended December 31, 2025. Amounts exclude any expense reimbursements.

Name	Estimated Aggregate Compensation From the Funds	Estimated Total Compensation From Fund Complex Paid to Trustees(1)
Interested Trustees
Nicolas S. Laqua	$0	$0
Emily Z. Yuan	$0	$0

Independent Trustees
Conor M. Murray	$0	$30,000
Bryant C. Lee	$0	$30,000
Jennifer X. Benson	$0	$30,000

(1)	Compensation is based on estimated amounts for the fiscal year ending December 31, 2026. Expense reimbursements, if any, are not included.

PRINCIPAL SHAREHOLDERS, CONTROL PERSONS AND MANAGEMENT OWNERSHIP

A "principal shareholder" means any person that owns, of record or beneficially, 5% or more of the outstanding Shares of the Fund. A "control person" means any shareholder that beneficially owns, directly or through controlled entities, 25% or more of the voting securities of a company or otherwise acknowledges the existence of control. Shareholders with 25% or more of the Fund's voting securities may be able to determine the outcome of matters presented for shareholder vote.

As of the date of this SAI, no shares of the Funds are outstanding.

CODES OF ETHICS

The Trust and Corgi Strategies, LLC (the "Adviser") have each adopted Codes of Ethics (the "Codes") pursuant to Rule 17j-1 under the Investment Company Act of 1940 (the "1940 Act"). The Codes are intended to prevent affiliated persons of the Trust and the Adviser from engaging in fraudulent, deceptive or manipulative conduct in connection with securities held or to be acquired by the Fund (which may also be held by persons subject to the Codes).

Subject to pre-clearance and other restrictions, each Code permits personal securities transactions by personnel, including transactions in securities that may also be purchased or held by the Fund. The distributor (the "Distributor") expects to rely on the principal underwriter exception in Rule 17j-1(c)(3) to the extent applicable (including where the Distributor is not affiliated with the Trust or the Adviser and no officer, director or general partner of the Distributor serves in such capacity with the Trust or the Adviser).

There can be no assurance that the Codes will prevent all such conduct. Copies of the Codes may be reviewed at the SEC's website, www.sec.gov.

PROXY VOTING POLICIES

The Board has delegated responsibility for voting proxies for portfolio securities to the Adviser, subject to Board oversight. Proxies are to be voted in the best interests of the Fund and its shareholders and in compliance with applicable law. The Adviser has adopted proxy voting policies and guidelines (the "Proxy Voting Policies"), which the Trust has approved for use when voting proxies on behalf of the Funds.

Generally, absent a conflict of interest, the Adviser will vote for routine matters (for example, the election of directors, ratification of auditors, and conforming amendments to organizational documents), and will evaluate non-routine and contested matters case-by-case. The Proxy Voting Policies address the identification of, and response to, material conflicts of interest.

The Trust's Chief Compliance Officer monitors the effectiveness of the Proxy Voting Policies.

When available, information regarding how the Fund voted proxies during the most recent 12-month period ended June 30 will be available (1) without charge upon request by email to contact@corgifunds.com, (2) on the Funds' website at www.corgifunds.com and (3) on the SEC's website at www.sec.gov.

INVESTMENT ADVISER

Corgi Strategies, LLC, a Delaware limited liability company with its principal office at 425 Bush St, Suite 500, San Francisco, CA 94104, serves as investment adviser to the Funds and is responsible for overall management of the Funds' business and day-to-day portfolio management, subject to the oversight of the Board. Corgi Strategies, LLC is registered as an Adviser with the SEC under the Investment Advisers Act of 1940.

Under an investment advisory agreement between the Trust, on behalf of the Fund, and the Adviser (the "Advisory Agreement"), the Adviser provides investment advice and portfolio management and arranges for necessary operational services, including, without limitation, transfer agency, custody, fund administration and fund accounting, and other services reasonably required for Fund operations. In exchange for a single unitary advisory fee, the Adviser has agreed to pay, from the fee, substantially all ordinary operating expenses of the Fund, except for the "Excluded Expenses" described in the Prospectus. The Fund pays the Adviser an annual unitary advisory fee, calculated daily and paid monthly based on the Fund's average daily net assets. The fee rates for the Fund are set forth in Schedule A to the Advisory Agreement and may be amended from time to time to add or remove Funds and/or adjust the Fund's fee, in each case upon approval in the manner required by Article 8 of the Advisory Agreement.

The Advisory Agreement will continue in effect for an initial two-year term for the Fund and, thereafter, from year to year if such continuance is approved at least annually (1) by a majority of the Trustees who are not "interested persons" of the Trust or the Adviser, and (2) by either the Board or a vote of a majority of the outstanding Shares of the relevant Fund. The Advisory Agreement will terminate automatically in the event of its assignment and may be terminated by the Trust or the Adviser upon 60 days' written notice.

The Adviser and its affiliates will not be liable to the Trust or any shareholder for any error of judgment or mistake of law or for any loss suffered by the Trust or the Fund in connection with the performance of the Advisory Agreement, except for losses resulting from willful misfeasance, bad faith, gross negligence or reckless disregard of its duties.

The Fund is new and, as of the date of this SAI, no advisory fees have been paid.

PORTFOLIO MANAGERS

The Fund is managed by Anthony Aukett, portfolio managers of the Adviser (the "Portfolio Manager").

Portfolio Manager Fund Ownership. The SEC requires disclosure of the dollar range of each Portfolio Manager's beneficial ownership of Shares of the Fund as of the end of the most recently completed fiscal year, using prescribed ranges. As of the date of this SAI, no Shares were owned by the Portfolio Managers.

Portfolio Manager Compensation. Portfolio managers receive a fixed base salary and an annual discretionary bonus. Bonus determinations consider the Adviser's overall revenues and profitability, the portfolio managers' responsibilities and contributions to the investment process, teamwork, risk management and compliance. Compensation is not based on the investment performance of any particular account, including the Funds. Portfolio managers may also be eligible for long-term incentive awards (e.g., membership units or profit interests) that vest over 4 years.

Conflicts of Interest. Managing multiple accounts (including other registered funds and separate accounts) may create potential conflicts of interest. For example, a Portfolio Manager may have an incentive to favor an account that pays a performance-based fee or a higher advisory fee; knowledge of Fund trades could be used for the benefit of other accounts; or investment opportunities could be allocated among accounts. The Adviser has policies and procedures designed to identify and mitigate such conflicts, including trade aggregation and allocation procedures intended to provide fair and equitable treatment over time.

THE DISTRIBUTOR

The Trust has entered into a distribution agreement (the "Distribution Agreement") with [ ] (the "Distributor"), under which the Distributor will act as principal underwriter for the Funds and will distribute shares of the Funds ("Shares") on a best efforts basis. Shares are offered for sale by the Distributor only in Creation Units. The Distributor will not distribute Shares in amounts smaller than a Creation Unit and does not maintain a secondary market in Shares. The principal business address of the Distributor is [ ].

Acting as agent for the Trust, the Distributor will review and transmit orders for the purchase and redemption of Creation Units. Any subscription or order will not be binding on the Fund until accepted by the Trust or its designee. The Distributor is, or will be, a broker-dealer registered under the Securities Exchange Act of 1934 and a member of FINRA.

The Distributor may enter into arrangements with securities dealers and other firms ("Soliciting Dealers") to solicit orders for Creation Units of Shares. Such Soliciting Dealers may also be Authorized Participants (as described in "Procedures for Purchase and Redemption of Creation Units" below) or participants in DTC.

The Distribution Agreement will remain in effect for an initial two-year term from its effective date and may continue from year to year thereafter if such continuance is approved annually (1) by the Board of Trustees (the "Board") or by a vote of a majority of the outstanding voting securities of the applicable Fund and (2) by a majority of the Independent Trustees who have no direct or indirect financial interest in the Distribution Agreement or any related agreement, cast in person or as otherwise permitted by the Investment Company Act of 1940, as amended (the "1940 Act"). The Distribution Agreement may be terminated without penalty by the Trust on 60 days' written notice, when authorized either by a majority vote of the outstanding voting securities of the applicable Fund or by a vote of a majority of the Board (including a majority of the Independent Trustees), or by the Distributor on 60 days' written notice, and will terminate automatically in the event of its assignment. The Distribution Agreement limits the Distributor's liability to losses resulting from the Distributor's willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations thereunder.

The Funds are newly organized. As of the date of this SAI, no underwriting commissions have been incurred and the Distributor has not retained any amounts.

Intermediary Compensation. From its own resources and not from Fund assets, the Adviser or its affiliates may make payments to broker-dealers, banks, and other financial intermediaries ("Intermediaries") in connection with activities related to the Funds, including marketing, education, and training support (for example, conferences, webinars, or printed materials). These arrangements are not financed by the Funds, are not included in the fee and expense information in the Prospectus, and do not affect the price investors pay to buy Shares or the proceeds investors receive when selling Shares. Such payments may be significant to an Intermediary and may create conflicts of interest by incentivizing the Intermediary or its financial professionals to recommend the Funds over other investments. Investors should contact their advisers or other financial professionals for more information about any such compensation. Intermediary information is current only as of the date of this SAI. Any payments made by the Adviser or its affiliates may create an incentive for an Intermediary to encourage customers to purchase Shares.

Such compensation may be provided to Intermediaries that offer services to the Fund, including marketing and educational support (for example, through conferences, webinars, or printed materials). The Adviser will periodically review whether to continue these payments. Compensation to an Intermediary may be significant, and amounts that Intermediaries pay to your adviser, broker, or other investment professional, if any, may also be significant to them. Because Intermediaries may determine which investment options to make available or recommend, and what services to provide in connection with various products, based on the payments they receive or are eligible to receive, these arrangements create conflicts of interest between the Intermediary and its clients. For instance, such financial incentives may lead an Intermediary to recommend the Fund over other investments. The same conflict of interest may arise with respect to your adviser, broker, or other investment professional if they receive similar payments from their Intermediary firm.

Distribution (Rule 12b-1) Plan. The Trust has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan") for the Fund. No payments under the Plan are expected to be made during the twelve (12) months from the date of this SAI. Fees under the Plan may be imposed only after approval by the Board, including a majority of the Independent Trustees.

Continuance of the Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the Plan or in any related agreements (the "Independent Trustees"). The Plan may be continued from year to year only if, at least annually, the Board, including a majority of the Independent Trustees, concludes that continuation of the Plan is likely to benefit shareholders. The Plan may be terminated at any time by a vote of the Board or by a vote of a majority of the outstanding voting securities of the applicable Fund.

The Plan requires quarterly written reports to be provided to the Board of the amounts expended under the Plan and the purposes for which such expenditures were made. The Plan may not be amended to increase materially the amount that may be spent thereunder without approval by a majority of the outstanding voting securities of the applicable Fund. All material amendments of the Plan require approval by a majority of the Trustees of the Trust and a majority of the Independent Trustees.

Under the Plan, the Fund may pay the Distributor an annual fee of up to 0.25% of the Fund's average daily net assets. The Plan is characterized as a compensation plan because any distribution and/or shareholder servicing fee will be paid to the Distributor without regard to the Distributor's actual distribution expenses or payments to other financial intermediaries. The Trust intends to administer the Plan, if implemented, in accordance with its terms and applicable FINRA rules concerning sales charges.

Subject to applicable law and regulation, payments under the Plan may be used to finance any activity that is primarily intended to result in the sale of Creation Units of the Fund or to provide, or arrange for others to provide, shareholder services and the maintenance of shareholder accounts. Such activities may include, but are not limited to: (1) delivering current Prospectuses, reports, notices, and similar materials to prospective purchasers of Creation Units; (2) advertising and other marketing or promotional services; (3) compensating others, including Authorized Participants with whom the Distributor has written agreements, for providing shareholder servicing on behalf of the Fund; (4) compensating certain Authorized Participants for assistance in distributing Creation Units, including related travel and communication expenses and the salaries and/or commissions of sales personnel; (5) payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies, investment advisers, broker-dealers, mutual fund supermarkets, and affiliates of the Trust's service providers as compensation for services or reimbursement of expenses related to distribution assistance; (6) facilitating communications with beneficial owners of Shares, including the cost of providing, or paying others to provide, services to such beneficial owners (for example, responding to inquiries related to shareholder accounts); and (7) such other services and obligations as may be set forth in the Distribution Agreement.

ADMINISTRATOR

[ ] (the "Administrator") serves as administrator and fund accountant to the Trust and the Funds. The Administrator is located at [ ]. Under an administration agreement between the Trust and the Administrator, the Administrator provides administrative, accounting, and related services to the Trust and the Funds, which may include calculation of net asset value, preparation of financial statements and other regulatory filings, tax and financial reporting support, compliance and governance support, and coordination of service providers. Subject to Board oversight, the Administrator may provide individuals to serve as officers of the Trust.

As compensation for its services, the Administrator is entitled to fees as set forth in the administration agreement, as well as reimbursement of reasonable out-of-pocket expenses. The Funds are new, and the Administrator has not received any fees from the Funds as of the date of this SAI.

TRANSFER AGENT AND ETF ORDER MANAGEMENT

[ ] (the "Transfer Agent") serves as transfer agent, dividend disbursing agent, and ETF order-taking agent for the Funds. The Transfer Agent is located at [ ]. The Transfer Agent maintains the records of Creation Unit holders, processes orders for the purchase and redemption of Creation Units, and performs certain other related services. The Transfer Agent is entitled to fees and reimbursement of certain out-of-pocket expenses as set forth in its agreement with the Trust. In this capacity, the Transfer Agent does not have responsibility for the management of any Fund, the determination of investment policy, or any matter relating to the distribution of Shares.

CUSTODIAN

Pursuant to a custody agreement, [ ] (the "Custodian"), located at [ ], serves as custodian of the Funds' assets. The Custodian holds the assets of the Funds, maintains asset records, collects income, and performs other customary custodial services. The Custodian may appoint domestic and foreign sub-custodians as permitted by applicable law. The Custodian is entitled to fees based on the Funds' assets and to reimbursement of certain out-of-pocket expenses, including settlement charges.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

[ ] serves as the independent registered public accounting firm for the Trust and the Funds.

PORTFOLIO HOLDINGS DISCLOSURE POLICIES AND PROCEDURES

The Board has approved written policies and procedures governing the disclosure of information about the Fund's portfolio holdings (the "Holdings Disclosure Policy"). For each Business Day on which the Fund is open for business, the Fund's full portfolio holdings are made publicly available through financial reporting and news services, including on publicly available internet websites, and/or on the Trust's website at www.corgifunds.com. In addition, the composition of the Deposit Securities applicable to purchases and redemptions of Creation Units is generally disseminated prior to the opening of trading on the Exchange (as defined in the Prospectus) through the National Securities Clearing Corporation ("NSCC").

For the avoidance of doubt, the Fund intends to make complete, daily portfolio information available, subject to applicable law and Exchange requirements.

The Holdings Disclosure Policy permits disclosure of portfolio information to the Trust's service providers and other parties that have a legitimate business need for the information to provide services to the Trust, including the administrator, custodian, transfer agent and ETF order management agent, distributor, pricing and data vendors, auditors, legal counsel, index calculation agents, and other similar providers (collectively, "Service Providers"). Any such disclosure is made under conditions of confidentiality and solely for the purpose of providing services to the Trust. No Fund, the Adviser, or any affiliate receives compensation or other consideration in connection with the disclosure of non-public portfolio holdings information, other than fees paid to Service Providers for services rendered.

The Trust's Chief Compliance Officer ("CCO") administers the Holdings Disclosure Policy, including maintaining a list of Service Providers and other parties that receive non-public holdings information and the timing of such disclosures, and reports to the Board at least annually regarding the operation of the policy and any material issues that have arisen.

Subject to the Holdings Disclosure Policy, the CCO may authorize immaterial exceptions when the CCO determines that a disclosure serves a legitimate business purpose, is in the best interests of shareholders, and is subject to appropriate confidentiality protections. Any such exceptions will be documented and reported to the Board.

DESCRIPTION OF SHARES

The Agreement and Declaration of Trust (the "Declaration of Trust") of Corgi ETF Trust I (the "Trust") authorizes the issuance of an unlimited number of shares of beneficial interest, no par value per share, in one or more series and classes. The Fund is a separate series of the Trust. Each share of the Fund represents an equal proportionate interest in the assets of that Fund and is entitled to dividends and distributions, when and if declared by the Board, and to a pro rata share of the Fund's net assets upon liquidation. Shares are fully paid and non-assessable when issued, and shareholders have no preemptive or cumulative voting rights. Each Share entitles its holder to one vote. The Trustees may establish additional series or classes and may divide or combine shares into a greater or lesser number without shareholder approval, as permitted by the Declaration of Trust. All consideration received for Shares of a particular series, and all assets in which such consideration is invested, belong to that series and are subject to its liabilities.

Shares are issued only in book-entry form. The Trust does not issue share certificates. Shares are registered in the name of The Depository Trust Company ("DTC") or its nominee and are held in the account of a DTC Participants (or Indirect Participants). Beneficial ownership of Shares is reflected on the records of DTC and its participants, and transfers of ownership are effected only through those records. The Trust, the Funds, and their transfer agent do not have responsibility for the records of beneficial ownership maintained by DTC or its participants.

Shares of all series of the Trust vote together as a single class, except that (i) if a matter affects only one series, that series votes separately, and (ii) if a matter affects a series differently from other series, that series votes separately on that matter. As a Delaware statutory trust, the Trust is neither required nor intends to hold annual shareholder meetings. The Trust will hold meetings of shareholders to elect Trustees or for other purposes as required by the Investment Company Act of 1940, as amended (the "1940 Act"), or as otherwise determined by the Board. The Trust will call a meeting of shareholders to consider the removal of one or more Trustees and certain other matters upon the written request of shareholders holding at least 10% of the outstanding Shares of the Trust entitled to vote at such meeting.

Under the Declaration of Trust, the Board has the authority to liquidate the Fund without shareholder approval. While the Board has no present intention to exercise this authority, the Board may do so if the Fund fails to achieve a viable size within a reasonable period or for such other reasons as the Board determines to be in the best interests of the Fund and its shareholders.

LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee is liable only for losses resulting from the Trustee's own willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the office of Trustee. A Trustee is not liable for errors in judgment or mistakes of fact or law made in good faith.

The Declaration of Trust provides for indemnification of Trustees and officers (and, upon due approval of the Trustees, other covered persons) for claims and expenses arising in connection with their service, except to the extent resulting from willful misfeasance, bad faith, gross negligence, or reckless disregard of duties.

Nothing in this section protects or indemnifies any person against liability to which they would otherwise be subject under the federal securities laws.

BROKERAGE TRANSACTIONS

The Adviser is responsible for executing portfolio transactions for the Funds and for allocating brokerage among eligible broker dealers, subject to the supervision of the Adviser and the Board. In carrying out portfolio transactions, the Adviser seeks the most favorable execution for the Funds, taking into account factors such as price, applicable commissions or dealer spreads, the size and difficulty of the order, market impact, the quality of execution and settlement, and the operational capabilities of the broker dealer. The lowest available commission is not necessarily the most favorable overall result.

Brokerage Transactions. Generally, fixed-income securities are traded on a net basis in the over-the-counter dealer market, with dealers acting as principal for their own accounts, without a stated commission. The cost of such transactions includes dealer spreads (the difference between the price at which a dealer is willing to buy and sell a security). Certain securities may also be purchased through underwriters, in which case the purchase price includes the underwriting commission or concession. When the Fund effects transactions in the over the counter market, it will generally deal with primary market makers unless more favorable prices are otherwise obtainable.

The Trust's policy for purchases and sales of portfolio securities for the Fund is to seek the most favorable overall terms reasonably available. Primary consideration is given to obtaining effective execution at competitive prices; this does not require that the lowest available commission be paid in every case. A constant focus on the lowest commission could, in some circumstances, impair effective portfolio management or the quality of execution and related services.

In evaluating execution quality for a particular transaction, the Adviser may consider a range of factors, including but not limited to: price; commission or commission equivalents; spread; size and difficulty of the order; liquidity and market impact; timing and speed; likelihood of execution and settlement; access to block trading and willingness to commit capital; financial condition and operational capabilities of the broker; reliability and accuracy of communications and clearing; the use of alternative trading systems (including electronic crossing networks); and the value of research and brokerage services, if any, consistent with Section 28(e) of the Securities Exchange Act of 1934. The relative importance of these factors will vary depending on the particular transaction.

The Trust has adopted policies and procedures that prohibit considering the sale of Fund shares as a factor in selecting brokers or dealers. The Adviser owes a fiduciary duty of best execution and selects the broker or dealer it believes is most capable of providing the services necessary to obtain the most favorable execution under the circumstances.

Subject to these policies, brokers or dealers selected to execute the Funds' portfolio transactions may include Authorized Participants or their affiliates (see "Purchase and Redemption of Shares in Creation Units"). An Authorized Participant or its affiliate may be selected in connection with an all-cash creation or redemption or with orders that include cash-in-lieu, provided such selection is consistent with best execution and the Trust's policies.

For swaps and other bilateral derivatives, the Adviser selects counterparties based on a range of factors, which may include pricing, execution quality, creditworthiness, collateral terms, operational capabilities, and overall relationship. These transactions are negotiated directly with counterparties, and commissions may not be paid. For exchange-traded futures and options, the Fund incurs exchange fees and pays commissions or other charges to its futures commission merchants. The Adviser seeks best overall terms reasonably available under the circumstances.

Brokerage Selection. The Trust does not expect to use any single broker dealer exclusively. When one or more brokers are believed capable of providing the best combination of price and execution, the Adviser may consider brokerage or research services provided to the Adviser in selecting among such brokers, and may pay a higher commission than might otherwise be available if it makes a good faith determination that the commission is reasonable in relation to the value of the services provided.

Brokerage and Research Services; Section 28(e). Where permitted by law, the Adviser may cause the Fund to pay a broker a commission in excess of that which another broker might have charged in recognition of brokerage and research services provided, consistent with Section 28(e). Research services may include, among other things, market data and analytics, portfolio analytics, execution management and order handling tools that are directly related to investment research, and access to company or industry information. The Adviser will not cause the Fund to pay a commission greater than is reasonable in relation to the value of the brokerage and research services provided, viewed in terms of either that particular transaction or the Adviser's overall responsibilities, in accordance with Section 28(e). The Adviser may also receive proprietary research that is bundled with execution services. The Adviser may use research services obtained for the benefit of any account it manages, and not all such services will necessarily be used in connection with the account that generated the commissions. This may create an incentive to select or recommend brokers based on the research services they provide; the Adviser monitors these arrangements and reports to the Board as part of the Trust's brokerage oversight program. The Adviser does not currently use Fund assets for, or participate in, third party soft dollar arrangements and does not receive proprietary research from full service brokers. The Adviser also does not increase commissions to pay up for any such proprietary research. If, in the future, the Adviser obtains brokerage or research services from broker dealers, it would do so only in arrangements consistent with Section 28(e) of the Securities Exchange Act of 1934.

Aggregation and Allocation. When the Adviser considers purchases or sales for the Fund at or about the same time as for other accounts it manages, transactions may be aggregated to seek more favorable execution. Orders are allocated among participating accounts in a manner the Adviser believes to be fair and equitable over time. Aggregation may, in some cases, adversely affect the price or size of the position for the Fund; in other cases, it may be beneficial, for example, by enabling participation in larger transactions or by reducing commissions. From time to time, the Adviser may place a combined order for two or more accounts it manages, including the Funds, when it believes combined execution is in the best interest of each participant and will result in best price and execution. Although joint execution could adversely affect the price or volume obtained by a particular account, in the Advisers judgment, subject to Board oversight, the advantages of combined orders generally outweigh the possible disadvantages.

Affiliated Brokerage; Principal Transactions. The Fund may effect brokerage transactions through registered broker-dealer affiliates of the Trust or the Adviser, to the extent permitted by the Investment Company Act of 1940 (the "1940 Act"), the Exchange Act, and SEC rules, including any applicable procedures adopted by the Board (including procedures consistent with Rule 17e-1 under the 1940 Act). Commissions paid to an affiliate will not exceed amounts that are reasonable and fair compared to commissions charged by others for comparable transactions. Principal transactions with affiliates are prohibited unless permitted by rule, regulation, or exemptive relief.

Directed Brokerage. The Funds do not have any practice of directing brokerage for the promotion or sale of Fund shares. The Funds are newly organized and, as of the date of this SAI, have not paid commissions on brokerage transactions directed to brokers pursuant to any arrangement for research or brokerage services.

Regular Brokers or Dealers. The Fund is required to identify any securities of its regular brokerdealers (as defined in Rule 10b-1 under the 1940 Act) or their parents held by the Fund as of the end of the most recent fiscal year. This information is not provided because the Funds had not yet completed their first fiscal year of operations as of the date of this SAI.

No brokerage commission information is provided since the Funds had not yet completed their first fiscal year of operations as of the date of this SAI.

Foreign Brokerage. Because certain Funds invest in foreign fixed-income securities, the Adviser or sub-adviser may execute trades through foreign broker-dealers or in foreign markets. Transaction costs in foreign markets may be higher than in U.S. markets, and settlement periods may be longer. Certain Funds may also be subject to local taxes on securities transactions in certain foreign jurisdictions.

PORTFOLIO TURNOVER RATE

The portfolio turnover rate is, in general terms, the percentage obtained by dividing the lesser of the Fund's purchases or sales of securities (excluding short-term instruments and securities received or delivered in-kind) by the average value of the Fund during the period. A rate of 100% indicates that the equivalent of the Fund's entire portfolio has been bought and sold during a year. Higher turnover may increase transaction costs and may affect the amount, timing, and character of distributions for tax purposes. To the extent the Fund realizes net short-term capital gains, distributions attributable to those gains will be treated as ordinary income for federal income tax purposes.

The Fund is new and does not have a portfolio turnover rate to report as of the date of this SAI.

BOOK ENTRY ONLY SYSTEM

The Depository Trust Company ("DTC") acts as securities depository for the Shares. Shares are represented by securities registered in the name of DTC or its nominee, Cede & Co., and are deposited with, or on behalf of, DTC. Certificates will not be issued for Shares.

DTC is a limited-purpose trust company and a member of the Federal Reserve System, a "clearing agency" registered with the SEC, and a subsidiary of The Depository Trust & Clearing Corporation. DTC holds securities of its participants ("DTC Participants") and facilitates the clearance and settlement of securities transactions among DTC Participants through electronic book-entry changes in accounts of DTC Participants, thereby eliminating the need for physical movement of certificates. DTC Participants include broker-dealers, banks, trust companies, clearing corporations, and other organizations. Access to the DTC system is also available to others such as banks, brokers, and dealers that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly ("Indirect Participants").

Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants, and persons holding interests through DTC Participants or Indirect Participants (collectively, "Beneficial Owners"). Ownership of beneficial interests in Shares is shown on, and the transfer of ownership is effected only through, records maintained by DTC (for DTC Participants) and by DTC Participants (for Indirect Participants and Beneficial Owners). The Trust recognizes DTC or its nominee as the record owner of all Shares for all purposes. Beneficial Owners are not entitled to have Shares registered in their names and will not receive physical delivery of Share certificates. Beneficial Owners must rely on the procedures of DTC and the DTC Participant or Indirect Participant through which they hold Shares to exercise rights of a holder of Shares.

Notices, statements, and other communications to Beneficial Owners will be transmitted through DTC and DTC Participants. Distributions of dividends and other amounts with respect to Shares will be made to DTC or its nominee, which will credit DTC Participants' accounts in proportion to their respective beneficial interests. Payments by DTC Participants to Indirect Participants and to Beneficial Owners will be governed by standing instructions and customary practices and are the responsibility of such DTC Participants and Indirect Participants, and not of the Trust, the Funds, or their service providers.

DTC may discontinue providing depository services with respect to Shares at any time by giving reasonable notice in accordance with its procedures and applicable law. Under such circumstances, the Trust will seek a replacement for DTC to perform its functions at a comparable cost; if a replacement is not available, the Trust may make other arrangements, which may include issuing printed certificates, as permitted by applicable law (and, if required, in a manner satisfactory to the Fund's listing exchange). The Trust, the Funds, and their service providers have no responsibility for records, notices, or payments maintained or transmitted by DTC, DTC Participants, or Indirect Participants.

PURCHASE AND REDEMPTION OF SHARES IN CREATION UNITS

The Trust issues and redeems shares of each Fund (the "Shares") only in aggregations of a specified number of Shares ("Creation Units") on a continuous basis, without a sales load but subject to applicable transaction fees. Creation and redemption orders are effected at the net asset value ("NAV") per Share next determined after an order is received in proper form and accepted on a Business Day by the Trust through its transfer agent (the "Transfer Agent") in accordance with an Authorized Participant Agreement (a "Participant Agreement"). Each Fund's NAV is calculated on each Business Day as of the scheduled close of regular trading on the primary listing exchange for the Shares (generally 4:00 p.m., Eastern Time). A "Business Day" is any day on which a Fund's primary listing exchange (the "Exchange") is open for regular trading. The Funds do not issue fractional Creation Units. Each Creation Unit consists of 25,000 Shares (or such other amount as the Trust may determine and disclose).

Fund Deposit. The consideration for a purchase of a Creation Unit (the "Fund Deposit") generally consists of (i) a designated basket of securities (the "Deposit Securities") together with (ii) a cash amount (the "Cash Component"). The Cash Component equals the difference between the NAV of a Creation Unit and the aggregate value of the Deposit Securities, and may be a positive or negative amount. The Trust may permit or require the substitution of cash in lieu of some or all Deposit Securities ("Deposit Cash"). When a Fund accepts cash (in whole or in part), the Fund may incur costs associated with acquiring portfolio positions that would otherwise have been delivered in kind; such costs may be borne by the Fund, by an Authorized Participant, or otherwise as set forth in the Participant Agreement.

The Fund Deposit (Deposit Securities or Deposit Cash, as applicable, plus the Cash Component) represents the minimum initial and subsequent investment for a Creation Unit. Computation of the Cash Component excludes any stamp duties, transfer taxes, or other similar charges associated with the transfer of beneficial ownership of Deposit Securities, which are the responsibility of the Authorized Participant.

Daily Dissemination. On each Business Day, prior to the opening of regular trading on the Exchange (currently 9:30 a.m., Eastern Time), the names and required quantities of Deposit Securities (or the required amount of Deposit Cash, as applicable) for each Fund, together with the Cash Component, are disseminated via the National Securities Clearing Corporation ("NSCC") based on information as of the close of the prior Business Day. The composition of the Fund Deposit is subject to change and may differ from a Fund's portfolio holdings for a variety of reasons (for example, corporate actions, index rebalances, or operational considerations).

Custom Baskets. A Fund may accept or deliver "custom baskets" (i.e., baskets that are not a pro rata slice of the Fund's portfolio) consistent with Rule 6c-11 under the Investment Company Act of 1940, as amended (the "1940 Act"). The Adviser has adopted written policies and procedures governing the construction, acceptance, and oversight of custom baskets, which are subject to Board of Trustees (the "Board") oversight.

Eligibility to Transact; Authorized Participants. Orders for Creation Units may be placed only by entities that are (i) participants in the NSCC's Continuous Net Settlement system (each, a "Participating Party") or (ii) participants in The Depository Trust Company ("DTC") (each, a "DTC Participant") and, in each case, that have executed a Participant Agreement with respect to the relevant Fund (each such entity, an "Authorized Participant"). An Authorized Participant agrees, among other things, to pay the Cash Component, applicable creation transaction fees, and any taxes or other charges in connection with an order.

An investor transacting through a broker that is not an Authorized Participant must route orders through an Authorized Participant, and such investor may incur additional charges. At any given time, only a limited number of broker-dealers may have executed a Participant Agreement, and only a subset may support all order types or international settlement capabilities.

Placing Purchase Orders; Cut-Offs. All orders to purchase Shares directly from a Fund must be for one or more whole Creation Units and must be submitted in the manner and by the deadline specified in the Participant Agreement and/or applicable order form. Unless otherwise specified, the purchase order cut-off time is expected to be 4:00 p.m. Eastern Time and may be modified by a Fund. The date on which a purchase order (or a redemption order, as described below) is received in proper form and accepted is the "Order Placement Date." On days when the Exchange closes earlier than normal, the Funds may require that orders be placed earlier. If a market on which a Fund's portfolio investments principally trade is closed, the Fund generally will not accept orders on such day.

Delivery of the Fund Deposit; Settlement; Additional Cash Deposit. Fund Deposits must be delivered by an Authorized Participant through DTC (for securities), through the Federal Reserve wire system (for cash), and/or through other arrangements acceptable to the Trust or its agents. The cash portion must be received by the custodian (the "Custodian") no later than the contractual settlement date. The typical settlement cycle for each creation transaction is one Business Day after the trade date ("T+1"), unless otherwise agreed by the Fund and the Authorized Participant or as permitted by Rule 15c6-1 under the Securities Exchange Act of 1934 (the "Exchange Act").

The Funds may permit a creation order to proceed before all Deposit Securities have been received. In such cases, the Authorized Participant must deposit additional cash collateral (the "Additional Cash Deposit") by 4:00 p.m. Eastern Time on the contractual settlement date (or such other time as specified). The Additional Cash Deposit is held in a non-interest bearing account and is subject to increase or decrease until all missing Deposit Securities are received. The Trust may purchase missing Deposit Securities at any time; the Authorized Participant will be liable to the Trust for any costs of such purchases (including any difference between the actual purchase price and the value used for Fund Deposit purposes, plus related transaction costs). Any unused portion of the Additional Cash Deposit will be returned once all missing Deposit Securities have been received or purchased and deposited into the Fund. If the Fund does not receive all required components by the specified time, the order may be canceled; upon written notice to the Transfer Agent, such canceled order may be resubmitted on the next Business Day using the then-current Fund Deposit.

Deemed Receipt; Proper Form. An order is deemed received on the Business Day it is placed only if it is in proper form prior to the applicable cut-off time and federal funds in the appropriate amount are deposited with the Custodian on the contractual settlement date by 4:00 p.m. Eastern Time (or such other time as specified). If proper form or funds are not timely received, the order may be rejected and the Authorized Participant may be liable for any resulting losses.

Issuance of Creation Units. Except as otherwise provided, Creation Units will not be issued until (i) the Transfer Agent has verified receipt of the required Deposit Securities or Deposit Cash, as applicable, (ii) the Custodian has received the Cash Component and any required Additional Cash Deposit, and (iii) all other conditions to creation have been satisfied. Upon confirmation, the Trust will issue and deliver the Creation Units, typically no later than the contractual settlement date. The Authorized Participant is responsible for any losses resulting from untimely delivery of required components.

Acceptance or Rejection of Purchase Orders. The Trust reserves the right to reject any creation order, including if: (1) the order is not in proper form; (2) the Fund Deposit (including the names or quantities of Deposit Securities or the amount of Deposit Cash) does not match the information disseminated through NSCC for that date; (3) the investor(s), upon obtaining the Shares ordered, would beneficially own 80% or more of the outstanding Shares of the Fund (the Trust reserves the right to require information reasonably necessary to determine beneficial ownership for purposes of this 80% test); (4) acceptance of the Fund Deposit would, in the judgment of the Trust, be unlawful; (5) acceptance or receipt of the order would, in the opinion of counsel to the Trust, be unlawful; or (6) circumstances outside the control of the Trust, the Custodian, any sub-custodian, the Transfer Agent, and/or the Adviser make it impracticable to process orders. Illustrative examples include natural disasters; extreme weather; fires or floods; widespread utility or telecommunications outages; market-wide trading halts; or systems failures affecting the Trust, the Distributor, the Custodian or any sub-custodian, the Transfer Agent, DTC, NSCC, the Federal Reserve System, or other participants. The Transfer Agent will notify a prospective creator and/or its Authorized Participant of any rejection. The Trust, the Transfer Agent, the Custodian, any sub-custodian, and the Distributor have no duty to notify of defects or irregularities in any Fund Deposit and shall not be liable for failure to give such notice. The Trust will exercise any right to reject orders in a manner consistent with Rule 6c-11 and related SEC guidance, including with respect to limited suspensions and extraordinary circumstances, and in a manner designed not to impair the arbitrage mechanism.

All questions as to the composition of the Fund Deposit, the number of shares of each Deposit Security, and the validity, form, eligibility, and acceptance of any securities or cash tendered will be determined by the Trust, and the Trust's determinations will be final and binding.

Creation Transaction Fees. A fixed creation transaction fee may be imposed to offset transfer and other transaction costs associated with processing creation orders. The fixed fee is payable to the Custodian (or another service provider, as applicable) and applies to each creation order regardless of the number of Creation Units purchased in that order. The fixed fee may be changed from time to time and may be waived for certain orders if the Fund determines to waive all or part of the costs, or if another party (such as the Adviser) agrees to pay such fee.

In addition, for cash creations, partial cash creations, or non-standard orders, a variable fee payable to the Fund of up to the maximum shown below, which may be charged in addition to the fixed transaction fee, may be charged to cover the Fund's trading costs, taxes, and other expenses related to purchasing portfolio investments with cash. The Adviser may determine not to impose a variable fee when it believes doing so is in the best interests of shareholders. For each Fund, the fixed creation transaction fee is $300 and the maximum variable creation transaction fee is 2.00%.

Investors who use the services of a broker or other intermediary may be charged a fee for such services. Investors are responsible for any costs of transferring securities to or from their accounts as part of the creation process.

Risks of Purchasing Creation Units. Purchases of Creation Units directly from a Fund involve certain legal risks. Because Shares may be continuously offered, a "distribution" could be occurring at any time. Depending on the facts and circumstances, activities of a shareholder may cause the shareholder to be deemed a statutory underwriter under the Securities Act of 1933 (the "Securities Act") and subject to prospectus delivery and liability provisions. For example, a shareholder may be deemed a statutory underwriter if it purchases Creation Units, breaks them into Shares, and sells those Shares directly to customers, or combines the creation of new Shares with an active selling effort. Whether a person is an underwriter depends on all facts and circumstances. Dealers participating in a distribution and dealing with Shares as part of an "unsold allotment" within the meaning of Section 4(a)(3)(C) of the Securities Act may be unable to rely on the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act.

Redemption.

Shares may be redeemed only in Creation Units at the NAV next determined after a redemption request in proper form is received and accepted by a Fund through the Transfer Agent on a Business Day. Except upon liquidation of a Fund, the Trust does not redeem Shares in amounts less than a Creation Unit. Investors who are not Authorized Participants must accumulate sufficient Shares in the secondary market to constitute a Creation Unit to redeem. There can be no assurance that secondary-market liquidity will always permit assembly of a Creation Unit; investors should expect to incur brokerage and other costs in connection with aggregating Shares.

Prior to the opening of regular trading on the Exchange on each Business Day, the Custodian, through NSCC, makes available the list of names and quantities of portfolio securities (the "Fund Securities") and the cash amount, if any, that will be applicable to redemption requests received that day in proper form. Fund Securities received upon redemption may differ from the Deposit Securities applicable to creations.

Redemption proceeds are paid in kind, in cash, or a combination thereof, as determined by the Trust in its discretion. For in-kind redemptions, redemption proceeds for a Creation Unit generally consist of the Fund Securities announced for that day, plus or minus a cash amount equal to the difference between the NAV of the Shares being redeemed and the value of the Fund Securities (the "Cash Redemption Amount"), less applicable fees. When the value of the Fund Securities exceeds the NAV of the Shares being redeemed, the redeeming shareholder will be required to pay the difference in cash through its Authorized Participant. The Trust may, in its discretion, substitute cash for any Fund Security.

The typical settlement cycle for each redemption transaction is T+1, unless otherwise agreed by a Fund and the Authorized Participant or as permitted by Rule 15c6-1 under the Exchange Act. In certain cases (for example, due to local market holidays or other market conditions), settlement of redemption proceeds may occur later.

Redemption Transaction Fees. A fixed redemption transaction fee may be imposed to offset transfer and other transaction costs associated with processing redemption orders. The fixed fee is payable to the Custodian (or another service provider, as applicable) and applies to each redemption order, regardless of the number of Creation Units redeemed. The fixed fee may be changed from time to time and may be waived for certain orders if the Fund determines to waive all or part of the costs, or if another party (such as the Adviser) agrees to pay such fee.

In addition, for cash redemptions, partial cash redemptions, or non-standard orders, a variable fee payable to a Fund of up to the maximum shown below, which may be charged in addition to the fixed transaction fee, may be charged to cover the Fund's trading costs, taxes, and other expenses related to selling portfolio investments to raise cash. The Adviser may determine not to impose a variable fee when it believes doing so is in the best interests of shareholders.

For each Fund, the fixed redemption transaction fee is $300 and the maximum variable redemption transaction fee is 2.00%.

Investors who use the services of a broker or other intermediary may be charged a fee for such services. Investors are responsible for any costs of transferring Fund Securities from the Trust to their account or as otherwise directed.

Procedures for Redemption of Creation Units; Cut-Offs. Redemption orders must be submitted in proper form to the Transfer Agent by an Authorized Participant prior to 4:00 p.m. Eastern Time (or such other time as specified in the Participant Agreement and/or applicable order form). A redemption request is in proper form if: (i) the Authorized Participant has transferred, or caused to be transferred, the Creation Unit(s) being redeemed through DTC to the account of the Transfer Agent by the time specified; and (ii) the Transfer Agent has received an acceptable redemption request from the Authorized Participant within the time periods specified. If Shares are not received through DTC's facilities by the required time, or the request otherwise is not in proper form, the redemption request will be rejected.

Additional Redemption Procedures. A redeeming shareholder or an Authorized Participant acting on its behalf must maintain appropriate custody arrangements to receive Fund Securities. The Trust may, in its discretion, require or permit cash redemptions. In either case, the redeeming investor will receive a cash amount equal to the NAV of the Shares next determined after receipt of a redemption request in proper form, less applicable fees and charges (including any variable fee for cash redemptions). Upon request, the Trust may deliver a basket of securities that differs from the announced Fund Securities but does not differ in NAV.

Redemptions in kind are subject to applicable federal and state securities laws. The Trust reserves the right to redeem Creation Units for cash to the extent it could not lawfully deliver specific Fund Securities or could not do so without first registering such securities. An Authorized Participant or an investor for which it is acting that is subject to a legal restriction with respect to a particular Fund Security may receive an equivalent amount of cash. An Authorized Participant that is not a "qualified institutional buyer" ("QIB") as defined in Rule 144A under the Securities Act will be unable to receive Fund Securities that are restricted securities eligible for resale under Rule 144A; the Trust may require written confirmation of QIB status as a condition to delivery of such securities.

Suspension of Redemptions. The right of redemption may be suspended or the date of payment postponed: (1) for any period when the Exchange is closed (other than customary weekend and holiday closings); (2) for any period when trading on the Exchange is suspended or restricted; (3) for any period when an emergency exists that makes it not reasonably practicable to dispose of Shares or determine NAV; or (4) in such other circumstances as are permitted by the SEC. The Trust will administer any suspension in a manner consistent with Rule 6c-11 and related SEC guidance and in a manner designed not to impair the arbitrage mechanism.

DETERMINATION OF NET ASSET VALUE

NAV per Share for each Fund is computed by dividing the value of the Fund's net assets (the value of total assets minus total liabilities) by the total number of Shares outstanding, rounded to the nearest cent. Expenses and fees (including any management fees) accrue daily and are reflected in the determination of NAV.

The NAV of each Fund is calculated by the Administrator as of the scheduled close of regular trading on the Fund's primary listing exchange (generally 4:00 p.m., Eastern Time) on each day that the Exchange is open for regular trading. If market closures or early closes affect particular asset classes (for example, an early close for certain fixed-income markets announced by the Securities Industry and Financial Markets Association, "SIFMA"), valuations for those holdings may reflect the earlier close on such day.

In valuing portfolio investments, each Fund generally uses market-based valuations. Prices may be obtained from one or more pricing services, directly from an exchange or trading venue, from quotations of major market makers or dealers, or, where appropriate, using amortized cost for short-term instruments. For investments that trade on an exchange, a market valuation generally refers to the last reported sale price or official closing price. Investments and other assets (and liabilities) denominated in currencies other than U.S. dollars are converted to U.S. dollars at current market rates as quoted by one or more sources on the valuation date.

When market quotations are not "readily available" or are deemed unreliable, a Fund will determine a fair value in accordance with Rule 2a-5 under the Investment Company Act of 1940. The Board has adopted valuation policies and procedures and has designated the Adviser as each Fund's valuation designee (the "Valuation Designee") pursuant to Rule 2a-5 to perform fair value determinations, subject to Board oversight. Fair value methodologies may consider, among other things, evaluated prices from pricing services, model inputs, observable market data, corporate actions, trading halts, significant events occurring after market close, and, for derivatives, counterparty quotations and collateral. The use of fair value prices may result in values that differ from quoted or published prices and may cause a Fund's NAV to differ from the value of an index at a point in time.

Foreign Securities Valuation. Fixed-income securities traded in foreign markets are typically valued using prices supplied by independent pricing services. Because foreign markets may close before the time as of which a Fund calculates its NAV, events may occur between the close of the foreign market and the time of NAV calculation that may materially affect the value of foreign securities. In such cases, the Fund's valuation designee (as defined in Rule 2a-5 under the 1940 Act) may determine that a fair value adjustment is appropriate.

DIVIDENDS AND DISTRIBUTIONS

The following supplements, and should be read with, the Prospectus section titled "Dividends, Distributions, and Taxes."

General policies. Each Fund intends to distribute substantially all of its net investment income, if any, at least annually, and to distribute any net realized capital gains to shareholders at least annually. The Funds may make additional distributions as necessary to meet distribution requirements under the Internal Revenue Code of 1986, as amended (the "Code"), in a manner consistent with the Investment Company Act of 1940 and to minimize federal excise taxes.

Distributions of income and capital gains, if any, are declared and paid in cash. Dividends and other distributions on Shares are made on a pro rata basis to beneficial owners of record through Depository Trust Company ("DTC") participants and indirect participants, with proceeds transmitted by the Trust to DTC for allocation to DTC participants and then to beneficial owners.

The Trust may declare special dividends or other distributions if, in its reasonable discretion, such action is necessary or advisable to maintain a Fund's status as a regulated investment company ("RIC") or to avoid Fund-level income or excise taxes on undistributed amounts. Each Fund intends to make distributions in amounts and at times intended to avoid the 4% federal excise tax described under "Federal Income Taxes" below.

Use of derivatives may cause a Fund to recognize income, gain, or loss for tax and accounting purposes without a corresponding receipt or payment of cash in the same period. As a result, a Fund may be required to sell investments, including derivatives, at times it would not otherwise do so in order to meet distribution requirements.

Dividend reinvestment service. The Trust does not offer a DTC book-entry dividend reinvestment service. However, certain broker-dealers may offer a dividend reinvestment service for beneficial owners through DTC participants. Investors should contact their brokers to determine availability, applicable procedures, and any deadlines. If such a service is used, distributions generally will be reinvested in additional Shares (including fractional Shares, if permitted by the broker's program) through purchases in the secondary market at then-current market prices, which may be higher or lower than NAV, and may be subject to broker commissions, fees, and other charges. Reinvested amounts will be taxable to the same extent as if received in cash.

FEDERAL INCOME TAXES

The following is a summary of certain U.S. federal income tax considerations generally affecting the Funds and their shareholders. It supplements the Prospectus and is not a complete discussion of all tax matters that may be relevant. This summary is based on current provisions of the Code, Treasury regulations, judicial decisions, and administrative rulings and guidance, all of which are subject to change (possibly with retroactive effect). Investors should consult their own tax advisers about federal, state, local, and foreign tax consequences to them in light of their particular circumstances.

Taxation of the Funds. Each Fund intends to elect and qualify each year for treatment as a RIC under the Code. If a Fund qualifies as a RIC and distributes its income and gains in a timely manner to shareholders, the Fund generally will not be subject to U.S. federal income tax on the income and gains it distributes. To qualify as a RIC, among other requirements, a Fund must (1) distribute in each taxable year at least 90% of its "investment company taxable income" and 90% of its net tax-exempt income, if any (the "Distribution Requirement"); (2) derive at least 90% of its gross income each taxable year from certain qualifying sources such as dividends, interest, gains from the sale or other disposition of stock, securities, or foreign currencies, or income derived with respect to its business of investing in such stock, securities, or currencies (the "Qualifying Income Requirement"); and (3) satisfy certain asset diversification tests at the end of each quarter (the "Diversification Requirement").

To the extent a Fund invests in instruments that may generate income that is not qualifying income (which can include certain derivatives), the Fund intends to monitor and limit such investments so that its non-qualifying income does not exceed 10% of gross income. If a Fund were to fail the Qualifying Income Requirement or the Diversification Requirement, relief provisions may be available in limited circumstances if the failure is due to reasonable cause and not willful neglect and the Fund pays a penalty tax and/or takes corrective action. If relief were not available and a Fund failed to qualify for RIC treatment for a taxable year, the Fund would be subject to tax at the Fund level on all of its taxable income at corporate rates, and distributions from earnings and profits (including distributions of net capital gain) would be taxable to shareholders as ordinary income. A Fund could be required to recognize and distribute earnings and profits as a condition to requalifying as a RIC in a subsequent year.

A Fund may elect to treat part or all of certain "late-year losses" as incurred in the following taxable year for purposes of determining its taxable income and distributions. Net capital losses (capital losses in excess of capital gains) generally may be carried forward indefinitely by a RIC to offset future capital gains, subject to limitations. The carryover of losses may be limited following certain ownership changes.

A Fund may be subject to a 4% nondeductible federal excise tax on certain undistributed amounts if it does not distribute during each calendar year at least (i) 98% of its ordinary income for the calendar year and (ii) 98.2% of its capital gain net income for the one-year period ending on October 31 (or, if the Fund makes an election, for its fiscal year), plus any shortfalls from the prior year. The Funds intend to make distributions in amounts and at times intended to minimize excise tax, but there can be no assurance that all such liability will be eliminated.

If a Fund retains net capital gain, it may designate the retained amount as "undistributed capital gains" in a notice to shareholders. In that case, shareholders would (i) be required to include their share of such undistributed amount in income as long-term capital gain, (ii) be entitled to a credit for their share of the tax paid by the Fund on such undistributed amount, and (iii) increase their tax basis in Shares by the excess of the amount included in income over the tax deemed paid.

Taxation of shareholders - distributions. Distributions of a Fund's "investment company taxable income" (computed without regard to the dividends-paid deduction) are taxable to shareholders as ordinary income, whether paid in cash or reinvested. Distributions of a Fund's net capital gain (net long-term capital gains in excess of net short-term capital losses) are taxable as long-term capital gains, regardless of how long a shareholder has held Shares. A portion of ordinary income dividends paid to non-corporate shareholders may be eligible to be taxed at the reduced rates applicable to "qualified dividend income" if certain holding period and other requirements are met by both a Fund and the shareholder. To the extent properly reported, because the Funds invest primarily in debt securities, distributions consisting of interest income will not qualify for the dividends-received deduction.

Distributions are generally taxable when paid; however, any dividend declared in October, November, or December with a record date in such month and paid in January is treated for U.S. federal income tax purposes as received on December 31 of the year declared. Distributions may also be subject to state and local taxes.

If a Fund's distributions exceed its current and accumulated earnings and profits, all or a portion of such excess will be treated as a return of capital to shareholders, reducing each shareholder's tax basis in Shares (and, after such basis is reduced to zero, resulting in capital gain).

Taxation of shareholders - sale or exchange of Shares. A sale or other taxable disposition of Shares generally will result in a capital gain or loss equal to the difference between the amount realized and the shareholder's adjusted tax basis in the Shares. The gain or loss will be long-term if the Shares were held for more than one year, and short-term otherwise. Any loss realized on a disposition of Shares held for six months or less will be treated as long-term capital loss to the extent of any amounts treated as long-term capital gain that were distributed (or deemed distributed) with respect to such Shares. Losses may be disallowed under the "wash sale" rules if substantially identical Shares are acquired within 30 days before or after the disposition. Shareholders should consult their brokers regarding available cost-basis reporting methods and elections.

Special and Complex Rules Applicable to Derivatives.

The Funds' investments in derivatives are subject to special and complex U.S. federal income tax rules that can affect the character, timing, and amount of a Fund's income, gains, losses, and distributions.

Certain exchange-traded futures and options may be treated as "Section 1256 contracts" and are required to be marked to market at year end. Gains or losses on Section 1256 contracts generally are treated as 60% long-term and 40% short-term capital gain or loss, regardless of holding period, and may be required to be recognized for tax purposes even if no corresponding cash is received.

Payments (or accruals) under swap agreements and other non-Section 1256 derivatives generally are treated as ordinary income or loss. The "straddle," "wash sale," and "constructive sale" rules may defer losses, accelerate recognition of gains, or otherwise affect the character of a Fund's income and gains. A Fund's use of derivatives could also affect whether a Fund has made sufficient distributions to maintain its qualification as a regulated investment company and to avoid fund-level tax. Shareholders should consult their tax advisers regarding how these rules may affect their own tax situation. See Federal Income Taxes in this SAI for additional details.

Creations and redemptions by Authorized Participants. An Authorized Participant that exchanges securities for Creation Units generally will recognize gain or loss equal to the difference between the market value of the Creation Units at the time and the sum of the Authorized Participant's aggregate basis in the securities surrendered plus the cash paid, if any. An Authorized Participant that redeems Creation Units generally will recognize gain or loss equal to the difference between the Authorized Participant's basis in the Creation Units and the sum of the aggregate market value of any securities received plus the cash received, if any. The Internal Revenue Service may take the position that a loss realized upon an exchange of securities for Creation Units may be disallowed under the wash sale rules (for an exchanger that does not mark-to-market) or on the basis that there has been no significant change in economic position. If, after a creation, a purchaser (or group) would own 80% or more of a Fund's outstanding Shares and Section 351 of the Code otherwise would apply, the Fund may reject the order and may require beneficial ownership information reasonably necessary to evaluate the application of Section 351. If the Fund nonetheless issues Creation Units in such circumstances, the Authorized Participant may not recognize gain or loss on the exchange. Authorized Participants should consult their own tax advisers.

Taxation of Fund investments. Certain investments (including, without limitation, derivatives, foreign currency contracts, and transactions subject to the "straddle," "constructive sale," or "mark-to-market" rules) may be subject to complex provisions of the Code that, among other things, could affect the character of gains and losses realized by a Fund, accelerate the recognition of income to a Fund, defer losses, or affect whether income is qualifying income for RIC purposes. These rules may also require a Fund to recognize income or gains without a corresponding receipt of cash, potentially requiring a Fund to sell securities to meet the Distribution Requirement. Each Fund intends to monitor transactions, make appropriate elections, and maintain books and records as required to mitigate adverse tax consequences and preserve RIC status.

Backup withholding and reporting. A Fund may be required to withhold federal income tax ("backup withholding") from dividends, capital gain distributions, and redemption proceeds payable to shareholders who fail to provide a correct taxpayer identification number, who are subject to backup withholding due to under-reporting, who fail to certify that they are not subject to backup withholding, or who fail to certify their U.S. status. Backup withholding is not an additional tax and amounts withheld may be credited against a shareholder's federal income tax liability.

Net investment income tax. Certain individuals, trusts, and estates are subject to a 3.8% tax on their "net investment income" (the "NII tax"), which generally includes distributions from a Fund and net gains from the sale or other disposition of Shares.

Non-U.S. shareholders. Distributions to non-U.S. shareholders generally will be subject to U.S. withholding tax at the rate of 30% (or a lower applicable treaty rate) to the extent derived from ordinary income. Subject to certain requirements, a Fund may report a portion of its distributions as "interest-related dividends" or "short-term capital gain dividends," which generally are exempt from such withholding for non-U.S. shareholders; special rules and exceptions apply, including for individuals present in the United States for 183 days or more during the year. Gains realized by non-U.S. shareholders on the sale of Shares generally are not subject to U.S. federal income tax, subject to certain exceptions. Non-U.S. shareholders may be subject to backup withholding if they fail to provide required certifications.

FATCA. Under the Foreign Account Tax Compliance Act ("FATCA"), a Fund may be required to withhold 30% on ordinary income distributions paid to certain foreign financial institutions and non-financial foreign entities that fail to satisfy documentation, reporting, or other requirements. FATCA may also affect a Fund's returns on certain investments. Investors should consult their tax advisers regarding FATCA.

Tax-exempt shareholders. Tax-exempt investors (including retirement plans and IRAs) are generally exempt from federal income tax on Fund distributions and gains, except to the extent that such amounts constitute unrelated business taxable income ("UBTI"). In certain circumstances, investments by a Fund (for example, in residual interests of real estate mortgage investment conduits or certain real estate investment trusts) could generate UBTI to tax-exempt shareholders. Tax-exempt investors should consult their tax advisers.

Certain reporting. Shareholders may be required to file IRS Form 8886 if they recognize a loss on a disposition of Shares that exceeds applicable thresholds. Significant penalties may apply for failure to comply with reporting requirements. The fact that a loss is reportable does not affect whether the treatment of the loss is proper.

The tax information provided here is only a summary of certain considerations. Prospective investors should consult their own tax advisers regarding the U.S. federal, state, local, and foreign tax consequences of an investment in the Funds.

Foreign Taxes and Foreign Tax Credits. Income received by certain Funds from sources within foreign countries may be subject to withholding and other taxes imposed by those countries. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of stock or securities of foreign corporations, the Fund may elect to pass through to its shareholders the amount of foreign taxes paid by the Fund. If a Fund makes this election, shareholders generally will be entitled to claim a foreign tax credit or deduction on their U.S. federal income tax returns, subject to applicable limitations.

FINANCIAL STATEMENTS

The Funds have not yet commenced investment operations and, therefore, have not produced financial statements. Once produced, you can obtain copies of the Annual Report without charge by calling a Fund at [  ] or visiting the SEC's website at www.sec.gov .

CORGI ETF TRUST I

 PART C: OTHER INFORMATION

Item 28. Exhibits

Exhibit No.	Description of Exhibit
(a)(i)	Certificate of Trust. Incorporated by reference to the Registrants Form N-1A filed August 25, 2025 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-25-000002, Exhibit (a)(i).
(a)(ii)

Certificate of Amendment to Certificate of Trust. Incorporated by reference to the Registrants Form N-1A filed August 25, 2025 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-25-000002, Exhibit (a)(ii).

(a)(iii)

Amended and Restated Agreement and Declaration of Trust. Incorporated by reference to the Registrant's Post-Effective Amendment on Form N-1A, filed April 29, 2026 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-26-000058, Exhibit (a)(iii).

(b)	By-Laws. Incorporated by reference to Accession No. 0002078265-25-000002, Exhibit (b).
(c)	Instruments Defining Rights of Security Holders - See relevant portions of Declaration of Trust and By-Laws.
(d)(i)

Investment Advisory Agreement between the Registrant and Corgi Strategies, LLC. Incorporated by reference to the Registrants Form N-1A filed August 25, 2025 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-25-000002, Exhibit (d)(i).

(d)(ii)

Amendment No. 1 to the Investment Advisory Agreement between the Registrant and Corgi Strategies, LLC. Incorporated by reference to the Registrant's Post-Effective Amendment on Form N-1A, filed April 29, 2026 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-26-000058, Exhibit (d)(ii)

(e)(i)

Distribution Agreement between the Trust and Paralel Distributors LLC. Incorporated by reference to the Registrants Pre-Effective Amendment No. 1 on Form N-1A, filed October 24, 2025 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-25-000006, Exhibit (e)(i).

(e)(ii)

Amendment No. 1 to the Distribution Agreement between the Trust and Paralel Distributors LLC. Incorporated by reference to the Registrant's Post-Effective Amendment on Form N-1A, filed April 29, 2026 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-26-000058, Exhibit (e)(ii)

(e)(iii)

Amendment No. 2 to the Distribution Agreement between the Trust and Paralel Distributors LLC. Incorporated by reference to the Registrant's Post-Effective Amendment on Form N-1A, filed May 28, 2026 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-26-000182, Exhibit (e)(iii).

(e)(iv)

Form of Authorized Participant Agreement. Incorporated by reference to the Registrants Pre-Effective Amendment No. 1 on Form N-1A, filed October 24, 2025 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-25-000006, Exhibit (e)(ii).

(f)	Not applicable.
(g)(i)

Custodian Agreement between the Trust and U.S. Bank National Association. Incorporated by reference to the Registrants Pre-Effective Amendment No. 1 on Form N-1A, filed October 24, 2025 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-25-000006, Exhibit (g).

(g)(ii)

First Amendment to Custodian Agreement between the Trust and U.S. Bank National Association. Incorporated by reference to the Registrant's Post-Effective Amendment on Form N-1A, filed April 29, 2026 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-26-000058, Exhibit (g)(ii)

(g)(iii)

Second Amendment to Custodian Agreement between the Trust and U.S. Bank National Association. Incorporated by reference to the Registrant's Post-Effective Amendment on Form N-1A, filed May 28, 2026 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-26-000182, Exhibit (g)(iii).

(g)(iv)

Third Amendment to Custodian Agreement between the Trust and U.S. Bank National Association. Incorporated by reference to the Registrant's Post-Effective Amendment on Form N-1A, filed May 28, 2026 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-26-000182, Exhibit (g)(iv).

(h)(i)

Fund Administration, Fund Accounting and Transfer Agent Services Agreement between the Registrant and U.S. Bank Global Fund Services. Incorporated by reference to the Registrants Pre-Effective Amendment No. 1 on Form N-1A, filed October 24, 2025 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-25-000006, Exhibit (h)(i).

(h)(ii)

First Amendment to the Fund Administration, Fund Accounting and Transfer Agent Services Agreement between the Registrant and U.S. Bank Global Fund Services. Incorporated by reference to the Registrant's Post-Effective Amendment on Form N-1A, filed April 29, 2026 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-26-000058, Exhibit (h)(ii)

(h)(iii)

Second Amendment to the Fund Administration, Fund Accounting and Transfer Agent Services Agreement between the Registrant and U.S. Bank Global Fund Services. Incorporated by reference to the Registrant's Post-Effective Amendment on Form N-1A, filed May 28, 2026 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-26-000182, Exhibit (h)(iii).

(h)(iv)

Third Amendment to the Fund Administration, Fund Accounting and Transfer Agent Services Agreement between the Registrant and U.S. Bank Global Fund Services. Incorporated by reference to the Registrant's Post-Effective Amendment on Form N-1A, filed May 28, 2026 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-26-000182, Exhibit (h)(iv).

(h)(v)	Not separately filed. The services described in Item 28(h)(v) are provided under the agreement filed as Exhibit (h)(i).
(i)	Opinion and Consent of Counsel – to be filed by subsequent amendment.
(j)	Consent of Independent Registered Public Accounting Firm – to be filed by subsequent amendment.
(k)	Not applicable.
(l)

Form of Subscription Agreement. Incorporated by reference to the Registrants Pre-Effective Amendment No. 1 on Form N-1A, filed October 24, 2025 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-25-000006, Exhibit (l).

(m)(i)	Rule 12b-1 Plan. Incorporated by reference to the Registrants Form N-1A filed August 25, 2025 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-25-000002, Exhibit (m).
(m)(ii)

Amended Schedule A to the Rule 12b-1 Distribution and Shareholder Service Plan. Incorporated by reference to the Registrant's Post-Effective Amendment on Form N-1A, filed April 29, 2026 (File Nos. 333-289838; 811-24117), Accession No.0002078265-26-000058, Exhibit (m)(ii)

(n)	Not applicable.
(o)	Reserved.
(p)(i)

Joint Code of Ethics for the Registrant and Corgi Strategies, LLC. Incorporated by reference to the Registrants Form N-1A filed August 25, 2025 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-25-000002, Exhibit (p)(i).

(p)(ii)	Reserved.
(q)	Powers of Attorney. Incorporated by reference to the Registrants Form N-1A filed August 25, 2025 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-25-000002, Exhibit (q).

Item 29. Persons Controlled by or Under Common Control with Registrant

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 30. Indemnification

Reference is made to Article IX of the Registrant's Agreement and Declaration of Trust. In general, that provision authorizes indemnification of Trustees, officers, employees, and agents of the Trust for liabilities and expenses arising in connection with their service to the Trust, subject to the limitations set forth therein and under applicable law.

Pursuant to Rule 484 under the Securities Act of 1933, as amended (the "Securities Act"), the Registrant furnishes the following undertaking: "Insofar as indemnification for liability arising under the Securities Act may be permitted to Trustees, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act and is therefore unenforceable. If a claim for indemnification against such liabilities is made (other than reimbursement by the Registrant of expenses incurred or paid by a Trustee, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such Trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless its counsel determines that the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification is against public policy as expressed in the Securities Act, and the Registrant will be bound by the court's final adjudication of the issue."

Item 31. Business and Other Connections of Investment Adviser

Corgi Strategies, LLC - SEC File No. 801-134212

This item incorporates by reference the Uniform Application for Investment Adviser Registration (Form ADV) of Corgi Strategies, LLC, which is on file with the Securities and Exchange Commission. The Form ADV is available at www.adviserinfo.sec.gov.

Item 32. Principal Underwriter

The principal underwriter for the Funds (the "Distributor") will be [ ].

(a)	[ ]

(b)	[ ]

(c)	[ ]

Item 33. Location of Accounts and Records

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained at the following locations:

Records Relating to:	Are located at:
Registrant's Fund Administrator, Fund Accountant and Transfer Agent	[ ]
Registrant's Custodian	[ ]
Registrant's Principal Underwriter	[ ]
Registrant's Investment Adviser	Corgi Strategies, LLC 425 Bush St, Suite 500 San Francisco, CA 94104

Registrant's Fund Administrator, Fund Accountant and Transfer Agent	[ ]
Registrant's Custodian	[ ]

Item 34. Management Services

Not applicable.

Item 35. Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in San Francisco, California, on July 6, 2026.

Corgi ETF Trust I

/s/ Emily Z. Yuan
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities indicated on July 6, 2026.

Signature	Title

/s/ Emily Z. Yuan	President and Principal Executive Officer; Trustee
Emily Z. Yuan

/s/ Nicolas S. Laqua	Trustee; Chair; Principal Financial Officer;
Nicolas S. Laqua	Principal Accounting Officer (Treasurer)

/s/ Conor M. Murray	Lead Independent Trustee
Conor M. Murray

/s/ Bryant C. Lee	Trustee
Bryant C. Lee

/s/ Jennifer X. Benson	Trustee
Jennifer X. Benson